 As filed with the Securities and Exchange Commission on December 8, 2000

                                            Registration Nos. 33-61997, 811-7343
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 ------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [_]

                         Pre-Effective Amendment No.                         [_]

                                                                             [X]
                      Post-Effective Amendment No. 16

                                     and/or

                        REGISTRATION STATEMENT UNDER THE

                         INVESTMENT COMPANY ACT OF 1940                      [_]

                                                                             [X]
                             Amendment No. 17

                        (Check appropriate box or boxes)

                                 ------------

                   THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
               (Exact name of registrant as specified in charter)

                           GATEWAY CENTER THREE (GC3)
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, Including Area Code: (973) 367-7525

                        Marguerite E. H. Morrison, Esq.
                           Gateway Center Three (GC3)
                              100 Mulberry Street
                         Newark, New Jersey 07102-4077
                    (Name and Address of Agent for Service)

                 Approximate date of proposed public offering:
                   As soon as practicable after the effective
                      date of the Registration Statement.

             It is proposed that this filing will become effective
                            (check appropriate box):

                         [_] Immediately upon filing pursuant to paragraph (b)

                         [X] on December 8, 2000 pursuant to paragraph (b)

                         [_] 60 days after filing pursuant to paragraph (a)(1)

                         [_] on (date) pursuant to paragraph (a)(1)
                         [_] 75 days after filing pursuant to paragraph (a)(2)
                         [_] on (date) pursuant to paragraph (a)(2) of rule
                             485.

                           If appropriate, check the following box:

                         [_] this post-effective amendment designates a new
                             effective date for a previously filed
                             post-effective amendment.

 Title of Securities Being Registered . . . . Shares of common stock, par value
                                $.001 per share.

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                                                     PROSPECTUS DECEMBER 8, 2000

Prudential
Active Balanced Fund

FUND TYPE   Stock and bond

OBJECTIVE   Income and long-term growth of capital

[GRAPHIC]  Build on the Rock

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

[LOGO]  Prudential

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   Table of Contents
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 1   Risk/Return Summary
 1   Investment Objective and Principal Strategies
 2   Principal Risks
 3   Evaluating Performance
 5   Fees and Expenses

 7   How the Fund Invests
 7   Investment Objective and Policies
 11  Other Investments and Strategies
 12  Investment Risks

 17  How the Fund is Managed
 17  Board of Directors
 17  Manager
 17  Investment Adviser
 17  Portfolio Managers
 18  Distributor
 19  Fund Distributions and Tax Issues
 19  Distributions
 20  Tax Issues
 21  If You Sell or Exchange Your Shares

 23  How to Buy, Sell and Exchange Shares of the Fund
 23  How to Buy Shares
 31  How to Sell Your Shares
 35  How to Exchange Your Shares
 36  Telephone Redemptions or Exchanges

 38  Financial Highlights
 38  Class A Shares
 39  Class B Shares
 40  Class C Shares
 41  Class Z Shares

 42  The Prudential Mutual Fund Family

     For More Information (Back Cover)

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     PRUDENTIAL ACTIVE BALANCED FUND       [GRAPHIC]  (800) 225-1852

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   Risk/Return Summary
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This section highlights key information about the PRUDENTIAL ACTIVE BALANCED FUND, which we refer to as "the Fund." The Fund is a series of The Prudential Investment Portfolios, Inc. ("the Company"). Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is to seek INCOME AND LONG-TERM GROWTH OF CAPITAL by investing in a portfolio of equity, fixed-income and money market securities which is actively managed to capitalize on opportunities created by perceived misvaluation. While we make every effort to achieve our objective, we can't guarantee success.
   Normally the Fund will invest 40% to 75% of its assets in equity-related securities. Equity-related securities in which the Fund primarily invests are common stocks, nonconvertible preferred stocks and convertible securities.
   Under normal circumstances, we will invest 25% to 60% of total assets in investment-grade fixed-income securities. We may invest up to 20% of our assets in fixed-income securities rated lower than investment grade. These are known as "junk bonds."

   Normally, we also may invest from 0% to 35% of Fund assets in money market instruments, which include the commercial paper of U.S. and non-U.S. corporations, short-term obligations of U.S. and foreign banks and short-term obligations guaranteed by the U.S. government or its agencies.
   We can invest up to 35% of the Fund's assets in foreign equity and debt securities. Up to 30% of the Fund's assets may be used in investment techniques involving leverage, such as dollar rolls, forward rolls and reverse repurchase agreements. We also may use derivatives for hedging or to improve the Fund's returns.

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WE'RE EQUITY INVESTORS
In deciding which equity investments to buy for the equity portfolio, we look for common stocks, preferred stocks or other equity-related securities of companies that are expected to provide higher total returns (yield plus appreciation) than the average stock.

WE ALSO INVEST IN DEBT INSTRUMENTS
We use a team approach to find debt obligations. Issuers of bonds and other debt instruments pay a fixed or variable rate of interest and must repay the amount borrowed at maturity.

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   Risk/Return Summary
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PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. Since the Fund invests in equity-related securities, there is the risk that the price of a particular stock we own could go down, or the value of the equity markets or a sector of them could go down. Stock markets are volatile. Generally, the stock prices of large and medium-size companies are more stable than the stock prices of small companies. The Fund's equity holdings can vary significantly from broad market indexes, and performance of the Fund can deviate from the performance of such indexes.
   The Fund uses an asset allocation strategy. Although the Fund's investment adviser believes that this will add value over the long term, it is possible that we will emphasize an asset category that is out of favor.
   The Fund invests in debt obligations which have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay the Fund interest or repay principal. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline. Debt securities rated below investment grade-- also known as "junk bonds" --have a higher risk of default and tend to be less liquid.
   Since the Fund invests in foreign securities, there are additional risks. Foreign markets often are more volatile than U.S. markets and generally are not subject to regulatory requirements comparable to those of U.S. issuers. Changes in currency exchange rates can reduce or increase market performance.
   The Fund may actively and frequently trade its portfolio securities. High portfolio turnover results in higher transaction costs and can affect the Fund's performance and have adverse tax consequences.

   Some of our investment strategies--such as using leverage or derivatives-- also involve above-average risks. The Fund may use various derivative strategies to try to enhance return. The Fund may use hedging techniques to try to protect its assets. Derivatives may not fully offset the underlying positions and this could result in losses to the Fund that would not otherwise have occurred. If the Fund sells securities and agrees to


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     PRUDENTIAL ACTIVE BALANCED FUND                  (800) 225-1852
                                           [GRAPHIC]

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   Risk/Return Summary
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repurchase them in a forward roll transaction or a reverse repurchase agreement, there is a risk that the market value of any securities purchased with proceeds of the initial sale will decline below the repurchase price the Fund has agreed to pay. This would cause the net asset value of the Fund's shares to decrease faster than would otherwise be the case, and is the speculative characteristic known as "leverage."
   Like any mutual fund, an investment in the Fund could lose value and you could lose money. For more detailed information about the risks associated with the Fund, see "How the Fund Invests--Investment Risks."
   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EVALUATING PERFORMANCE
   A number of factors--including risk--can affect how the Fund performs. The following bar chart shows the Fund's performance for each full calendar year of operation. The bar chart and table below demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns compare with a stock index, a bond index and a group of similar mutual funds. Past performance does not mean that the Fund will achieve similar results in the future.



                                    [GRAPH]

Annual Returns* (Class Z shares)

                                 1994     -2.13%
                                 1995     23.10%
                                 1996     11.20%
                                 1997     15.47%
                                 1998     15.96%
                                 1999     10.81%

BEST QUARTER: 13.69% (4th quarter of 1998) WORST QUARTER: -5.20% (3rd quarter of
1998)

* The total return of the Class Z shares from 1-1-00 to 9-30-00 was 3.30%.


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   Risk/Return Summary
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 AVERAGE ANNUAL RETURNS/1/ (AS OF 12-31-99)

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                            1 YR  5 YRS        SINCE INCEPTION
  Class A shares           4.88%    N/A 12.52% (since 11-7-96)
  Class B shares           4.61%    N/A 12.54% (since 11-7-96)
  Class C shares           7.51%    N/A 12.04% (since 11-7-96)
  Class Z shares          10.81% 15.22% 12.22% (since 1-4-93)
  S&P 500/2/              21.03% 28.54% N/A/2/
  Lehman Govt./Credit/3/  -2.15%  7.61% N/A/3/
  Lipper Average/4/        3.12% 16.24% N/A/4/
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1 The Fund's returns are after deduction of sales charges and expenses. Without the distribution and service (12b-1) fee waiver for Class A shares, the returns would have been lower.

2 The Standard & Poor's 500 Composite Stock Price Index (S&P 500)--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of any sales charges or operating expenses of a mutual fund. These returns would be lower if they included the effect of sales charges and operating expenses. S&P 500 returns since the inception of each class are 28.02% for Class A, Class B and Class C shares and 21.52% for Class Z shares. Source:
   Lipper Inc.

3 The Lehman Brothers Government/Credit Bond Index (Lehman Govt./Credit) is a weighted index of public, fixed-rate, nonconvertible domestic corporate debt securities rated at least investment grade and public obligations of the U.S. Treasury. These returns do not include the effect of any sales charges or operating expenses of a mutual fund. These returns would be lower if they included the effect of sales charges and operating expenses. Lehman Govt./Credit returns since the inception of each class are 6.42% for Class A, Class B and Class C shares and 5.48% for Class Z shares. Source: Lipper Inc.

4 The Lipper Average is based on the average return of all mutual funds in the Lipper Balanced Fund category and does not include the effect of any sales charges. Again, these returns would be lower if they included the effect of sales charges. Lipper returns since the inception of each class are 12.68% for Class A, Class B and Class C shares and 14.31% for Class Z shares.
   Source: Lipper Inc.


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     PRUDENTIAL ACTIVE BALANCED FUND                  (800) 225-1852
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   Risk/Return Summary
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 FEES AND EXPENSES
 These tables show the sales charges, fees and expenses that you may pay if you buy and hold shares of each share class of the Fund--Class A, B, C and Z. Each share class has different sales charges--known as loads--and expenses, but represents an investment in the same fund. Class Z shares are available only to a limited group of investors. For more information about which share class may be right for you, see "How to Buy, Sell and Exchange Shares of the Fund."

 SHAREHOLDER FEES/1/ (PAID DIRECTLY FROM YOUR INVESTMENT)
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                                          CLASS A CLASS B    CLASS C    CLASS Z
  Maximum sales charge (load) imposed on       5%    None         1%       None
  purchases (as a percentage of offering
  price)
  Maximum deferred sales charge (load)       None      5%/2/      1%/3/    None
  (as a percentage of the lower of
  original purchase price or sale
  proceeds)
  Maximum sales charge (load) imposed on     None    None       None       None
  reinvested dividends and other
  distributions
  Redemption fees                            None    None       None       None
  Exchange fee                               None    None       None       None
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 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

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                                           CLASS A  CLASS B CLASS C CLASS Z
  Management fees                           .65%       .65%    .65%    .65%
  + Distribution and service (12b-1) fees   .30%/4/   1.00%   1.00%    None
  + Other expenses                          .40%       .40%    .40%    .40%
  = Total annual Fund operating expenses      1.35%   2.05%   2.05%   1.05%
  - Fee waiver or expense reimbursement     .05%       None    None    None
  = NET ANNUAL FUND OPERATING EXPENSES     1.30%/4/   2.05%   2.05%   1.05%
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1 Your broker may charge you a separate or additional fee for purchases and sales of shares.
2 The Contingent Deferred Sales Charge (CDSC) for Class B shares decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares convert to Class A shares approximately seven years after purchase.
3 The CDSC for Class C shares is 1% for shares redeemed within 18 months of purchase.

4 For the fiscal year ending September 30, 2001, the Distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to .25 of 1% of the average daily net assets of the Class A shares.

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   Risk/Return Summary
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EXAMPLE
This example will help you compare the fees and expenses of the Fund's different share classes and the cost of investing in the Fund with the cost of investing in other mutual funds.
   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for the Distributor's reduction of distribution and service (12b-1) fees for Class A shares during the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                  1 YR 3 YRS 5 YRS  10 YRS
  Class A shares  $621  $887 $1,173 $1,985
  Class B shares  $708  $943 $1,203 $2,097
  Class C shares  $406  $736 $1,192 $2,455
  Class Z shares  $107  $334 $  579 $1,283

You would pay the following expenses on the same investment if you did not sell your shares:

                  1 YR 3 YRS 5 YRS  10 YRS
  Class A shares  $621  $887 $1,173 $1,985
  Class B shares  $208  $643 $1,103 $2,097
  Class C shares  $306  $736 $1,192 $2,455
  Class Z shares  $107  $334 $  579 $1,283


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     PRUDENTIAL ACTIVE BALANCED FUND                  (800) 225-1852
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   How the Fund Invests
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INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is to seek INCOME AND LONG-TERM GROWTH OF CAPITAL by investing in a portfolio of equity, fixed-income and money market securities which is actively managed to capitalize on opportunities created by perceived misvaluation. While we make every effort to achieve our objective, we can't guarantee success.
    In pursuing our objective, we normally invest in a wide variety of equity-related securities, debt securities and money market instruments. The Fund's investments will be actively shifted among these asset classes in order to capitalize on valuation opportunities and to maximize the Fund's total return.
    In addition to common stocks, nonconvertible preferred stocks and convertible securities, equity-related securities include American Depositary Receipts (ADRs); warrants and rights that can be exercised to obtain stock; investments in various types of business ventures, including partnerships and joint ventures; real estate investment trusts (REITs) and similar securities. Convertible securities are securities--like bonds, corporate notes and preferred stocks--that we can convert into the company's common stock or some other equity security. We may buy common stocks of companies of every size--small, medium and large capitalization.
    Debt obligations include corporate and noncorporate obligations, such as U.S. government securities. The weighted average maturity of the debt securities held by the Fund will normally be between 3 and 30 years. We can invest up to 20% of total assets in debt obligations rated BB or B by Standard
& Poor's Ratings Group or Ba or B by Moody's Investors Service, Inc. or the equivalent rating by another major rating service. These lower-rated obligations--also known as "junk bonds"--have a higher risk of default and tend to be less liquid and more volatile than higher-rated

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ASSET ALLOCATION
In managing the Fund's asset allocation, the portfolio managers use a quantitative model. They manage the stock portion of the Fund's portfolio using behavioral finance models to select securities they believe to be underpriced, while maintaining a risk profile like the Standard & Poor's 500 Composite Stock Price Index. The bond portion of the portfolio is managed by a team of professionals.

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   How the Fund Invests
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obligations. We also may invest in obligations that are not rated, but that we believe are of comparable quality to these obligations.
   We may invest in money market instruments, which include the commercial paper of corporations, certificates of deposit, bankers' acceptances and other obligations of domestic and foreign banks, nonconvertible debt securities (corporate and government), short-term obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, repurchase agreements and cash (foreign currencies or U.S. dollars). Generally, money market instruments provide a fixed rate of return, but provide less opportunity for capital appreciation than stocks.

U.S. GOVERNMENT SECURITIES
The Fund may invest in securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States, which means that payment of principal and interest are guaranteed, but market value is not. Some are supported only by the credit of the issuing agency and depend entirely on their own resources to repay their debt.

MORTGAGE-RELATED SECURITIES
We may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities or private entities and in collateralized mortgage obligations (CMOs) issued by private issuers. These securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages.
   Mortgage-related securities include CMOs, multi-class pass-through securities and stripped mortgage-backed securities. A CMO is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by a bank or by U.S. governmental entities. A MULTI-CLASS PASS-THROUGH SECURITY is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income thereon provide the funds to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A STRIPPED MORTGAGE-BACKED SECURITY (MBS STRIP) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt


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     PRUDENTIAL ACTIVE BALANCED FUND                  (800) 225-1852
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   How the Fund Invests
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security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently.

ASSET-BACKED SECURITIES
We may also invest in asset-backed debt securities. An asset-backed security is another type of pass-through instrument that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans and credit card receivables. Unlike mortgage-related securities, asset-backed securities are usually not collateralized, which means that if the borrower does not repay the amount loaned when due, the Fund could suffer a loss.

FOREIGN SECURITIES
We may invest up to 15% of the Fund's total assets in foreign equity securities and up to 20% of its total assets in fixed-income securities of foreign issuers. For purposes of the 15% limit, we do not consider ADRs and other similar receipts or shares to be foreign securities.

PORTFOLIO TURNOVER

As a result of the strategies described above, the Fund may have an annual portfolio turnover rate of over 100%. Portfolio turnover is generally the percentage found by dividing the lesser of portfolio purchases or sales by the monthly average value of the portfolio. High portfolio turnover (100% or more) results in higher brokerage commissions and other transaction costs and can affect the Fund's performance. It also can result in a greater amount of distributions as ordinary income rather than long-term capital gains.

REVERSE REPURCHASE AGREEMENTS AND FORWARD ROLLS

The Fund may enter into REVERSE REPURCHASE AGREEMENTS and FORWARD ROLLS. When the Fund enters into a reverse repurchase agreement, the Fund borrows money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price and time.

   When the Fund enters into a dollar roll, the Fund sells securities to be delivered in the current month and repurchases the same or substantially similar (same type and coupon) securities to be delivered on a specified

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   How the Fund Invests
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future date by the same party. The Fund is paid the difference between the current sales price and the forward price for the future purchase as well as the interest earned on the cash proceeds of the initial sale.

DERIVATIVE STRATEGIES

We may use various derivative strategies to try to improve the Fund's returns. We may use hedging techniques to try to protect the Fund's assets. We cannot guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Fund will not lose money. Derivatives--such as futures, options, foreign currency forward contracts and options on futures--involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying investment--a security, market index, currency, interest rate or some other benchmark--will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Fund's overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Fund's underlying holdings.

Options. The Fund may purchase and sell put and call options on equity securities, stock indexes and foreign currencies traded on U.S. or foreign securities exchanges or in the over-the-counter market. An OPTION is the right to buy or sell securities or currencies in exchange for a premium. The Fund will sell only covered options.

Futures Contracts and Related Options Foreign Currency Forward Contracts. The Fund may purchase and sell futures contracts on securities, securities indexes, interest rate indexes and foreign currencies, and related options on such futures. A FUTURES CONTRACT is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. The Fund also may enter into foreign currency forward contracts to protect the value of its assets against future changes in the level of foreign exchange rates. A FOREIGN CURRENCY FORWARD CONTRACT is an obligation to buy or sell a given currency on a future date at a set price.


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     PRUDENTIAL ACTIVE BALANCED FUND       [GRAPHIC]  (800) 225-1852

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   How the Fund Invests
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   For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Funds, Their Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--contains additional information about the Fund. To obtain a copy, see the back cover page of this prospectus.
   The Fund's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board can change investment policies that are not fundamental.

OTHER INVESTMENTS AND STRATEGIES
In addition to the principal strategies, we also may use the following investment strategies to try to increase the Fund's returns or protect its assets if market conditions warrant.

REPURCHASE AGREEMENTS

The Fund may also use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. This creates a fixed return for the Fund and is, in effect, a loan by the Fund. The Fund uses repurchase agreements for cash management purposes only.


MONEY MARKET INSTRUMENTS; TEMPORARY DEFENSIVE INVESTMENTS
In response to adverse market, economic or political conditions, we may temporarily invest up to 100% of the Fund's assets in high-quality foreign or domestic money market instruments. Investing heavily in these securities limits our ability to achieve capital appreciation, but can help to preserve the Fund's assets when the equity markets are unstable.
   The Fund also may temporarily hold cash or invest in high-quality foreign or domestic money market instruments pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs.

ADDITIONAL STRATEGIES

The Fund also follows certain policies when it BORROWS MONEY (the Fund can borrow up to 30% of the value of its total assets); LENDS ITS SECURITIES to others for cash management purposes (the Fund can lend up to 30% of the value of its total assets including collateral received in the transaction); and HOLDS ILLIQUID SECURITIES (the Fund may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Fund is subject to certain

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   How the Fund Invests
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investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


INVESTMENT RISKS

As noted, all investments involve risk, and investing in the Fund is no exception. Since the Fund's holdings can vary significantly from broad market indexes, performance of the Fund can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Fund's principal investments and certain other non-principal investments the Fund may make. The investment types are listed in the order in which they normally will be used by the portfolio managers. See, too, "Description of the Funds, Their Investments and Risks" in the SAI.

 INVESTMENT TYPE
 % OF FUND'S TOTAL       RISKS                  POTENTIAL REWARDS
 ASSETS
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 EQUITY-RELATED        . Individual stocks    . Historically,
 SECURITIES              could lose value       stocks have
                       . The equity             outperformed
 40-75%                  markets could go       other
                         down, resulting        investments over
                         in a decline in        the long term
                         value of the         . Generally,
                         Fund's                 economic growth
                         investments            means higher
                       . Companies that         corporate
                         pay dividends may      profits, which
                         not do so if they      lead to an
                         don't have             increase in
                         profits or             stock prices,
                         adequate cash          known as capital
                         flow                   appreciation
                       . Changes in           . May be a source
                         economic or            of dividend
                         political              income
                         conditions, both     . The Fund's asset
                         domestic and           allocation
                         international,         strategy may
                         may result in a        provide stable
                         decline in value       returns
                         of the Fund's
                         investments
                       . The Fund may
                         invest the bulk
                         of its assets in
                         an asset category
                         that is out of
                         favor, which
                         could result in
                         losses if stock
                         prices fall

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     PRUDENTIAL ACTIVE BALANCED FUND     [GRAPHIC]     (800) 225-1852

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   How the Fund Invests
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 INVESTMENT TYPE (CONT'D)
 % OF FUND'S TOTAL        RISKS                 POTENTIAL REWARDS
 ASSETS

 FIXED-INCOME          . The Fund's           . Regular interest
 OBLIGATIONS             holdings, share        income
                         price and total      . High-quality
                         return may             debt obligations
 25-60%                  fluctuate in           are generally
                         response to bond       more secure than
                         market movements       stocks since
                                                companies must
                       . Credit risk--the       pay their debts
                         risk that the          before they pay
                         default of an          dividends
                         issuer would
                         leave the Fund       . Most bonds will
                         with unpaid            rise in value
                         interest or            when interest
                         principal. The         rates fall
                         lower a bond's
                         quality, the
                         higher its           . Bonds have
                         potential              generally
                         volatility             outperformed
                                                money market
                       . Market risk--the       instruments over
                         risk that the          the long term,
                         market value of        with less risk
                         an investment may      than stocks
                         move up or down,
                         sometimes rapidly
                         or unpredictably.    . Investment-grade
                         Market risk may        bonds have a
                         affect an              lower risk of
                         industry, a            default than
                         sector, or the         junk bonds
                         market as a whole    . Junk bonds offer
                                                higher yields
                       . Interest rate          and higher
                         risk--the risk         potential gains
                         that the value of      than investment-
                         most bonds will        grade bonds
                         fall when
                         interest rates
                         rise. The longer
                         a bond's maturity
                         and the lower its
                         credit quality,
                         the more its
                         value typically
                         falls. It can
                         lead to price
                         volatility
                       . Junk bonds have a
                         higher risk of
                         default, tend to
                         be less liquid
                         and may be more
                         difficult to
                         value


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   How the Fund Invests
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 INVESTMENT TYPE (CONT'D)
 % OF FUND'S TOTAL        RISKS                 POTENTIAL REWARDS
 ASSETS

 MORTGAGE-RELATED      . Prepayment risk--    . Regular interest
 SECURITIES              the risk that the      income
                         underlying           . The U.S.
                         mortgage may be        government
 Up to 60%               pre- paid              guarantees
                         partially or           interest and
                         completely,            principal
                         generally during       payments on
                         periods of             certain
                         falling interest       securities
                         rates, which         . May benefit from
                         could adversely        security
                         affect yield to        interest in real
                         maturity and           estate
                         could require the      collateral
                         Fund to reinvest     . Pass-through
                         in lower-yielding      instruments
                         securities             provide greater
                       . Credit risk--the       diversification
                         risk that the          than direct
                         underlying             ownership of
                         mortgages will         loans
                         not be paid by
                         debtors or by
                         credit insurers
                         or guarantors of
                         such instruments.
                         Some mortgage
                         securities are
                         unsecured or
                         secured by lower-
                         rated insurers or
                         guarantors and
                         thus may involve
                         greater risk
                       . See market risk
                         and interest rate
                         risk





--------------------------------------------------------------------------------

 ASSET-BACKED          . See prepayment       . Regular interest
 SECURITIES              risk                   income

 Up to 60%             . The security         . Prepayment risk
                         interest in the        is generally
                         underlying             lower than with
                         collateral may         mortgage-related
                         not be as great        securities
                         as with mortgage-
                         related              . Pass-through
                         securities             instruments
                                                provide greater
                       . Credit risk--the       diversification
                         risk that the          than direct
                         underlying             ownership of
                         receivables will       loans
                         not be paid by
                         debtors or by
                         credit insurers
                         or guarantors of
                         such instruments.
                         Some asset-backed
                         securities are
                         unsecured or
                         secured by lower-
                         rated insurers or
                         guarantors and
                         thus may involve
                         greater risk
                       . See market risk
                         and interest rate
                         risk
--------------------------------------------------------------------------------


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     PRUDENTIAL ACTIVE BALANCED FUND       [GRAPHIC]  (800) 225-1852

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   How the Fund Invests
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 INVESTMENT TYPE (CONT'D)
 % OF FUND'S TOTAL        RISKS                 POTENTIAL REWARDS
 ASSETS

 FOREIGN               . Foreign markets,     . Investors can
 SECURITIES              economies and          participate in
                         political systems      foreign markets
 Up to 35%               may not be as          and invest in
                         stable as in the       companies
                         U.S.                   operating in
                       . Currency risk--        those markets
                         changing values      . May profit from
                         of foreign             changing values
                         currencies can         of foreign
                         cause losses           currencies

                       . May be less          . Opportunities
                         liquid than U.S.       for
                         stocks and bonds       diversification
                       . Differences in
                         foreign laws,
                         accounting
                         standards, public
                         information,
                         custody and
                         settlement
                         practices provide
                         less reliable
                         information on
                         foreign
                         investments and
                         involve more risk
--------------------------------------------------------------------------------

 REVERSE               . May magnify          . May magnify
 REPURCHASE              underlying             underlying
 AGREEMENTS AND          investment losses      investment gains
 FORWARD ROLLS         . Investment costs
 Up to 30%               may exceed
                         potential
                         underlying
                         investment gains




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

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   How the Fund Invests
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 INVESTMENT TYPE (CONT'D)
 % OF FUND'S TOTAL        RISKS                 POTENTIAL REWARDS
 ASSETS

 DERIVATIVES           . Derivatives such     . The Fund could
                         as futures,            make money and
 Percentage varies       options and            protect against
                         foreign currency       losses if the
                         forward contracts      investment
                         that are used for      analysis proves
                         hedging purposes       correct
                         may not fully        . Derivatives that
                         offset the             involve leverage
                         underlying             could generate
                         positions and          substantial
                         this could result      gains at low
                         in losses to the       cost
                         Fund that would
                         not have
                         otherwise            . One way to
                         occurred               manage the
                                                Fund's
                       . Derivatives used       risk/return
                         for risk               balance is by
                         management may         locking in the
                         not have the           value of an
                         intended effects       investment ahead
                         and may result in      of time
                         losses or missed
                         opportunities
                       . The other party
                         to a derivatives
                         contract could
                         default
                       . Derivatives that
                         involve leverage
                         could magnify
                         losses
                       . Certain types of
                         derivatives
                         involve costs to
                         the Fund that can
                         reduce returns

--------------------------------------------------------------------------------

                       . Limits potential     . May preserve the
 U.S. GOVERNMENT         for capital            Fund's assets
 SECURITIES              appreciation
                       . See market risk,     . Regular interest
                         credit risk and        income
 Up to 60%               interest rate        . Generally more
                         risk                   secure than
                                                lower quality
                                                debt securities
                                                and equity
                       . Not all U.S.           securities
                         government
                         securities are       . Principal and
                         insured or             interest may be
                         guaranteed by the      guaranteed by
                         U.S. government,       the U.S.
                         but only by the        government
                         issuing agency

--------------------------------------------------------------------------------

 MONEY MARKET          . Limits potential     . May preserve the
 INSTRUMENTS             for capital            Fund's assets
                         appreciation
                       . See credit risk
 Up to 35% under         and market risk
 normal
 circumstances
 Up to 100%
 temporarily

--------------------------------------------------------------------------------

 ILLIQUID              . May be difficult     . May offer a more
 SECURITIES              to value               attractive yield
                         precisely              or potential for
 Up to 15% of net                               growth than more
 assets                . May be difficult       widely traded
                         to sell at the         securities
                         time or price
                         desired

--------------------------------------------------------------------------------

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     PRUDENTIAL ACTIVE BALANCED FUND                  (800) 225-1852
                                           [GRAPHIC]

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   How the Fund is Managed
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BOARD OF DIRECTORS
The Company's Board of Directors oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies. The Board also oversees the Company's officers, who conduct and supervise the daily business operations of the Fund.

MANAGER
PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NJ 07102-4077

   Under a management agreement with the Fund, PIFM manages the Fund's investment operations and administers its business affairs. PIFM also is responsible for supervising the Fund's investment adviser. For the fiscal year ended September 30, 2000, the Fund paid PIFM management fees of .65% of the Fund's average net assets.

   PIFM and its predecessors have served as manager or administrator to investment companies since 1987. As of October 31, 2000, PIFM served as the manager to all 48 of the Prudential mutual funds, and as manager or administrator to 21 closed-end investment companies, with aggregate assets of approximately $74.7 billion.

INVESTMENT ADVISER

The Prudential Investment Corporation, called Prudential Investments, is the Fund's investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Prudential Plaza, 751 Broad Street, Newark, NJ 07102. PIFM has responsibility for all investment advisory services, supervises Prudential Investments and pays Prudential Investments for its services.

PORTFOLIO MANAGERS

JAMES SCOTT, PH.D., is a Senior Managing Director of Prudential Investments Quantitative Management, a unit of Prudential Investments. He has been a portfolio manager for the Fund since June 1998. Mr. Scott has managed balanced and equity portfolios for Prudential's pension plans and institutional clients since 1987. He received a B.A. from Rice University and an M.S. and Ph.D. from Carnegie Mellon University.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   How the Fund is Managed
--------------------------------------------------------------------------------

   MARK STUMPP, PH.D., is a Senior Managing Director of Prudential Investments. He also has been a portfolio manager for the Fund since June 1998. He chairs the Quantitative Management Group's Investment Policy Committee and is responsible for its model portfolio. Mr. Stumpp developed and oversees the methodology underlying the group's actively managed equity portfolios. Mr. Stumpp has managed mutual fund portfolios since 1995 and has managed investment portfolios for over 12 years. Mr. Stumpp received a B.A. from Boston University and an M.A. and Ph.D. from Brown University.
   Prudential Investments' Fixed Income Liquidity Team, headed by Michael Lillard, is primarily responsible for overseeing the day-to-day management of the fixed-income portion of the Fund. The Team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Fixed Income Investment Policy Committee and the Fund's investment restrictions and policies. In addition, a credit research team of analysts supports the Team using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.

DISTRIBUTOR
Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. The Fund has Distribution and Service Plans under Rule 12b-1 of the Investment Company Act. Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing the Fund's Class A, B, C and Z shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services for each class of shares other than Class Z. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables.

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     PRUDENTIAL ACTIVE BALANCED FUND                  (800) 225-1852
                                           [GRAPHIC]

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   Fund Distributions and Tax Issues
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Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS of ordinary income and any realized net CAPITAL GAINS to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA), or some other qualified or tax-deferred plan or account. Dividends and distributions from the Fund also may be subject to state and local income taxes.

   Also, if you sell shares of the Fund for a profit, you may have to pay capital gains taxes on the amount of your profit, again unless you hold your shares in a qualified or tax-deferred plan or account.
   The following briefly discusses some of the important federal tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS

The Fund distributes DIVIDENDS of any net investment income to shareholders-- typically once a year. For example, if the Fund owns ACME Corp. stock and the stock pays a dividend, the Fund will pay out a portion of this dividend to its shareholders, assuming the Fund's income is more than its costs and expenses. The dividends you receive from the Fund will be taxed as ordinary income whether or not they are reinvested in the Fund.
   The Fund also distributes realized net CAPITAL GAINS to shareholders-- typically once a year. Capital gains are generated when the Fund sells its assets for a profit. For example, if the Fund bought 100 shares of ACME Corp. stock for a total of $1,000 and more than one year later sold the shares for a total of $1,500, the Fund has net long-term capital gains of $500, which it will pass on to shareholders (assuming the Fund's total gains are greater than any losses it may have). Capital gains are taxed differently depending on how long the Fund holds the security--if a security is held more than one year before it is sold, LONG-TERM capital gains are taxed at the rate of 20%, but if the security is held one year or less, SHORT-TERM capital gains are taxed at ordinary income rates of up to 39.6%. Different rates apply to corporate shareholders.
   For your convenience, Fund distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Fund without any sales charge. If you ask us to pay the distributions in cash, we will send you a check if your

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Fund Distributions and Tax Issues
--------------------------------------------------------------------------------

account is with the Transfer Agent. Otherwise, if your account is with a broker, you will receive a credit to your account. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "Step 4: Additional Shareholder Services" in the next section.

TAX ISSUES
FORM 1099

Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.

   Fund distributions are generally taxable to you in the calendar year they are received, except when we declare certain dividends in the fourth quarter and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year. Corporate shareholders generally are eligible for the 70% dividends-received deduction for certain dividends.

WITHHOLDING TAXES

If federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status, and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury 31% of your distributions and sale proceeds. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

IF YOU PURCHASE JUST BEFORE RECORD DATE
If you buy shares of the Fund just before the record date (the date that determines who receives the distribution), that distribution will be paid to you. As explained above, the distribution may be subject to income or capital gains taxes. You may think you've done well since you bought


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     PRUDENTIAL ACTIVE BALANCED FUND       [GRAPHIC]  (800) 225-1852

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   Fund Distributions and Tax Issues
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shares one day and soon thereafter received a distribution. That is not so because when dividends are paid out, the value of each share of the Fund decreases by the amount of the dividend to reflect the payout, although this may not be apparent because the value of each share of the Fund also will be affected by market changes, if any. The distribution you receive makes up for the decrease in share value. However, the timing of your purchase does mean that part of your investment came back to you as taxable income.

QUALIFIED AND TAX-DEFERRED RETIREMENT PLANS
Retirement plans and accounts allow you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax deductible, although distributions from these plans generally are taxable. In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax-free. Please contact your financial adviser for information on a variety of Prudential mutual funds that are suitable for retirement plans offered by Prudential.

IF YOU SELL OR EXCHANGE YOUR SHARES

If you sell any shares of the Fund for a profit, you have REALIZED A CAPITAL GAIN, which is subject to tax unless you hold shares in a qualified or tax-deferred plan or account. The amount of tax you pay depends on how long you owned your shares. If you sell shares of the Fund for a loss, you may have a capital loss, which you may use to offset certain capital gains you have.
   If you sell shares and realize a loss, you will not be permitted to use the loss to the extent you replace the shares (including pursuant to the reinvestment of a dividend) within a 61-day period (beginning 30 days before the sale of the shares). If you acquire shares of the Fund and sell your shares within 90 days, you may not be allowed to include certain charges incurred in acquiring the shares for purposes of calculating gain or loss realized upon the sale of the shares.

-----------------------------------------------------
                  [GRAPH]

                       + $    CAPITAL GAIN
                              (taxes owed)

RECEIPTS  $                   OR
FROM SALE
                       - $    CAPITAL LOSS
                              (offset against gain)
-----------------------------------------------------

--------------------------------------------------------------------------------
   Fund Distributions and Tax Issues
--------------------------------------------------------------------------------

   Exchanging your shares of the Fund for the shares of another Prudential mutual fund is considered a sale for tax purposes. In other words, it's a "taxable event." Therefore, if the shares you exchanged have increased in value since you purchased them, you have capital gains, which are subject to the taxes described above.

   Any gain or loss you may have from selling or exchanging Fund shares will not be reported on Form 1099; however, proceeds from the sale or exchange will be reported on Form 1099-B. Therefore, unless you hold your shares in a qualified or tax-deferred plan or account, you or your financial adviser should keep track of the dates on which you buy and sell--or exchange--Fund shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.

AUTOMATIC CONVERSION OF CLASS B SHARES

We have obtained a legal opinion that the conversion of Class B shares into Class A shares--which happens automatically approximately seven years after purchase--is not a "taxable event" because it does not involve an actual sale of your Class B shares. This opinion, however, is not binding on the Internal Revenue Service (IRS). For more information about the automatic conversion of Class B shares, see "Class B Shares Convert to Class A Shares After Approximately Seven Years" in the next section.


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     PRUDENTIAL ACTIVE BALANCED FUND                  (800) 225-1852
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   How to Buy, Sell and
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   Exchange Shares of the Fund
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HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Fund for you, call Prudential Mutual Fund Services LLC (PMFS) at (800) 225-1852, or contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES

P.O. BOX 8179

PHILADELPHIA, PA 19101

   You may purchase shares by check or wire. We do not accept cash or money orders. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. We have the right to reject any purchase order (including an exchange into the Fund) or suspend or modify the Fund's sale of its shares.

STEP 2: CHOOSE A SHARE CLASS
Individual investors can choose among Class A, Class B, Class C and Class Z shares of the Fund, although Class Z shares are available only to a limited group of investors.
   Multiple share classes let you choose a cost structure that better meets your needs. With Class A shares, you pay the sales charge at the time of purchase, but the operating expenses each year are lower than the expenses of Class B and Class C shares. With Class B shares, you only pay a sales charge if you sell your shares within six years (that is why it is called a Contingent Deferred Sales Charge or CDSC), but the operating expenses each year are higher than Class A share expenses. With Class C shares, you pay a 1% front-end sales charge and a 1% CDSC if you sell within 18 months of purchase, but the operating expenses are also higher than the expenses for Class A shares.
   When choosing a share class, you should consider the following:
  . The amount of your investment
  . The length of time you expect to hold the shares and the impact of varying distribution fees

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   How to Buy, Sell and
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   Exchange Shares of the Fund
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  . The different sales charges that apply to each share class-- Class A's front-end sales charge vs. Class B's CDSC vs. Class C's low front-end sales charge and low CDSC
  . Whether you qualify for any reduction or waiver of sales charges
  . The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase
  . Whether you qualify to purchase Class Z shares.
   See "How to Sell Your Shares" for a description of the impact of CDSCs.

Share Class Comparison. Use this chart to help you compare the Fund's different share classes. The discussion following this chart will tell you whether you are entitled to a reduction or waiver of any sales charges.

                            CLASS A          CLASS B         CLASS C          CLASS Z
  Minimum purchase          $1,000           $1,000          $2,500           None
  amount/1/
  Minimum amount for        $100             $100            $100             None
  subsequent purchases/1/
  Maximum initial           5% of the public None            1% of the public None
  sales charge              offering price                   offering price
  Contingent Deferred       None             If sold during: 1% on sales      None
  Sales Charge                               Year 1       5% made within
  (CDSC)/2/                                  Year 2       4% 18 months of
                                             Year 3       3% purchase/2/
                                             Year 4       2%
                                             Years 5/6    1%
                                             Year 7       0%
  Annual distribution and   .30 of 1%        1%              1%                None
  service (12b-1) fees      (.25 of 1%
  shown as a percentage of  currently)
  average net assets/3/

1 The minimum investment requirements do not apply to certain retirement and employee savings plans and custodial accounts for minors. The minimum initial and subsequent investment for purchases made through the Automatic Investment Plan is $50. For more information, see "Additional Shareholder Services--Automatic Investment Plan."

2 For more information about the CDSC and how it is calculated, see "How to Sell Your Shares-- Contingent Deferred Sales Charge (CDSC)." Class C shares bought before November 2, 1998, have a 1% CDSC if sold within one year.

3 These distribution and service fees are paid from the Fund's assets on a continuous basis. Over time, the fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The service fee for Class A, Class B and Class C shares is .25 of 1%. The distribution fee for Class A shares is limited to .30 of 1% (including the .25 of 1% service fee) and is .75 of 1% for Class B and Class C shares. For the fiscal year ending September 30, 2001, the Distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to .25 of 1% of the average daily net assets of the Class A shares.


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     PRUDENTIAL ACTIVE BALANCED FUND        [GRAPHIC] (800) 225-1852

   How to Buy, Sell and
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   Exchange Shares of the Fund
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REDUCING OR WAIVING CLASS A'S INITIAL SALES CHARGE
The following describes the different ways investors can reduce or avoid paying Class A's initial sales charge.

Increase the Amount of Your Investment. You can reduce Class A's sales charge by increasing the amount of your investment. This table shows how the sales charge decreases as the amount of your investment increases.

                         SALES CHARGE AS %  SALES CHARGE AS %      DEALER
  AMOUNT OF PURCHASE     OF OFFERING PRICE OF AMOUNT INVESTED REALLOWANCE
  Less than $25,000                  5.00%              5.26%       4.75%
  $25,000 to $49,999                 4.50%              4.71%       4.25%
  $50,000 to $99,999                 4.00%              4.17%       3.75%
  $100,000 to $249,999               3.25%              3.36%       3.00%
  $250,000 to $499,999               2.50%              2.56%       2.40%
  $500,000 to $999,999               2.00%              2.04%       1.90%
  $1 million and above*               None               None        None

* If you invest $1 million or more, you can buy only Class A shares, unless you qualify to buy Class Z shares.

   To satisfy the purchase amounts above, you can:
  . Invest with an eligible group of related investors
  . Buy Class A shares of two or more Prudential mutual funds at the same time
  . Use your RIGHTS OF ACCUMULATION, which allow you to combine the current value of Prudential mutual fund shares you already own with the value of the shares you are purchasing for purposes of determining the applicable sales charge (note: you must notify the Transfer Agent if you qualify for Rights of Accumulation)
  . Sign a LETTER OF INTENT, stating in writing that you or an eligible group of related investors will purchase a certain amount of shares in the Fund and other Prudential mutual funds within 13 months.

   The Distributor may reallow Class A's sales charge to dealers.

Benefit Plans. Certain group retirement and savings plans may purchase Class A shares without the initial sales charge if they meet the required

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   How to Buy, Sell and
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   Exchange Shares of the Fund
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minimum for amount of assets, average account balance or number of eligible employees. For more information about these requirements, call Prudential at
(800) 353-2847.

Mutual Fund Programs. The initial sales charge will be waived for investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments Advisory Group relating to:
  . Mutual fund "wrap" or asset allocation programs where the sponsor places
    Fund trades and charges its clients a management, consulting or other fee for its services, or
  . Mutual fund "supermarket" programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

   Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Fund in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

Other Types of Investors. Other investors pay no sales charge, including certain officers, employees or agents of Prudential and its affiliates, the Prudential mutual funds, the subadvisers of the Prudential mutual funds and registered representatives and employees of brokers that have entered into a dealer agreement with the Distributor. To qualify for a reduction or waiver of the sales charge, you must notify the Transfer Agent or your broker at the time of purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Reduction and Waiver of Initial Sales Charge--Class A Shares."

WAIVING CLASS C'S INITIAL SALES CHARGE
Benefit Plans. Certain group retirement plans may purchase Class C shares without the initial sales charge. For more information, call Prudential at
(800) 353-2847.



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     PRUDENTIAL ACTIVE BALANCED FUND                  (800) 225-1852
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Investment of Redemption Proceeds from Other Investment Companies. The initial sales charge will be waived for purchases of Class C shares if the purchase is made with money from the redemption of shares of any unaffiliated investment company, as long as the shares were not held in an account at Prudential Securities Incorporated (Prudential Securities) or one of its affiliates. Such purchases must be made within 60 days of the redemption. To qualify for this waiver, you must do one of the following:
  . Purchase your shares through an account at Prudential Securities, . Purchase your shares through an ADVANTAGE Account or an Investor Account with Pruco Securities Corporation, or
  . Purchase your shares through another broker.

   This waiver is not available to investors who purchase shares directly from the Transfer Agent. If you are entitled to the waiver, you must notify either the Transfer Agent or your broker, who may require any supporting documents they consider appropriate.

QUALIFYING FOR CLASS Z SHARES
Benefit Plans. Certain group retirement plans may purchase Class Z shares if they meet the required minimum for amount of assets, average account balance or number of eligible employees. For more information about these requirements, call Prudential at (800) 353-2847.

Mutual Fund Programs. Class Z shares also can be purchased by participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes the Fund as an available option. Class Z shares also can be purchased by investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments Advisory Group relating to:
  . Mutual fund "wrap" or asset allocation programs where the sponsor places
    Fund trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services, or
  . Mutual fund "supermarket" programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

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   How to Buy, Sell and
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   Exchange Shares of the Fund
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   Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Fund in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

Other Types of Investors. Class Z shares also can be purchased by any of the following:
  . Certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential mutual funds are an available option,
  . Current and former Directors/Trustees of the Prudential mutual funds
    (including the Company), and
  . Prudential, with an investment of $10 million or more.

   In connection with the sale of shares, the Manager, the Distributor or one of their affiliates may pay brokers, financial advisers and other persons a commission of up to 4% of the purchase price for Class B shares, up to 2% of the purchase price for Class C shares and a finder's fee for Class A or Class Z shares from their own resources based on a percentage of the net asset value of shares sold or otherwise.

CLASS B SHARES CONVERT TO CLASS A SHARES AFTER APPROXIMATELY SEVEN YEARS

If you buy Class B shares and hold them for approximately seven years, we will automatically convert them into Class A shares without charge. At that time, we will also convert any Class B shares that you received with reinvested dividends and other distributions. Since the 12b-1 fees for Class A shares are lower than for Class B shares, converting to Class A shares lowers your Fund expenses.
   When we do the conversion, you will get fewer Class A shares than the number of converted Class B shares if the price of the Class A shares is higher than the price of Class B shares. The total dollar value will be the same, so you will not have lost any money by getting fewer Class A shares. We do the conversions quarterly, not on the anniversary date of your purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares-- Conversion Feature--Class B Shares."


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     PRUDENTIAL ACTIVE BALANCED FUND                  (800) 225-1852
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   How to Buy, Sell and
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STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY
The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the price of one share of the fund--or the NAV--is $10 ($1,000 divided by 100). Portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Company's Board. Most national newspapers report the NAVs of most mutual funds, which allows investors to check the price of mutual funds daily.

   We determine the NAV of our shares once each business day at 4:15 p.m. New York time on days that the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on most national holidays and Good Friday. Because the Fund may invest in foreign securities, its NAV may change on days when you cannot buy or sell shares. We do not determine the NAV on days when we have not received any orders to purchase, sell or exchange Fund shares, or when changes in the value of the Fund's portfolio do not materially affect the NAV.

What Price Will You Pay for Shares of the Fund?
For Class A and Class C shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase, plus an initial sales charge (unless you're entitled to a waiver). For Class B and Class Z shares, you will pay the NAV next determined after we receive your order to purchase (remember, there are no up-front sales charges for these share classes). Your broker may charge you a separate or additional fee for purchases of shares.

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MUTUAL FUND SHARES
The NAV of mutual fund shares changes every day because the value of a fund's portfolio changes constantly. For example, if Fund XYZ holds ACME Corp. stock in its portfolio and the price of ACME stock goes up while the value of the fund's other holdings remains the same and expenses don't change, the NAV of Fund XYZ will increase.

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   How to Buy, Sell and
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   Exchange Shares of the Fund
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STEP 4: ADDITIONAL SHAREHOLDER SERVICES
As a Fund shareholder, you can take advantage of the following services and privileges:

Automatic Reinvestment. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: ACCOUNT MAINTENANCE

P.O. BOX 8159

PHILADELPHIA, PA 19101

Automatic Investment Plan. You can make regular purchases of the Fund for as little as $50 by having the funds automatically withdrawn from your bank or brokerage account at specified intervals.

Retirement Plan Services. Prudential offers a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on IRAs, including Roth IRAs or SEP-IRAs for a one-person business, please contact your financial adviser. If you are interested in opening a 401(k) or other company-sponsored retirement plan (SIMPLES, SEP plans, Keoghs, 403(b) plans, pension and profit-sharing plans), your financial adviser will help you determine which retirement plan best meets your needs. Complete instructions about how to establish and maintain your plan and how to open accounts for you and your employees will be included in the retirement plan kit you receive in the mail.

The PruTector Program. Optional group term life insurance--which protects the value of your Prudential mutual fund investment for your beneficiaries against market declines--is available to investors who purchase their shares through Prudential. Eligible investors who apply for PruTector coverage after the initial 6-month enrollment period will need to provide satisfactory evidence of insurability. This insurance is subject to other restrictions and is not available in all states.


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     PRUDENTIAL ACTIVE BALANCED FUND                  (800) 225-1852
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Systematic Withdrawal Plan. A systematic withdrawal plan is available that will provide you with monthly, quarterly, semi-annual or annual redemption checks. Remember, the sale of Class B and Class C shares may be subject to a CDSC.

Reports to Shareholders. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.

HOW TO SELL YOUR SHARES
You can sell your shares of the Fund for cash (in the form of a check) at any time, subject to certain restrictions.

   When you sell shares of the Fund--also known as redeeming your shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, your broker must receive your order to sell by 4:15 p.m. New York time to process the sale on that day. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: REDEMPTION SERVICES

P.O. BOX 8149

PHILADELPHIA, PA 19101

   Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge you a separate or additional fee for sales of shares.

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   How to Buy, Sell and
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RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of the Fund, or when we may delay paying you the proceeds from a sale. As permitted by the Commission, this may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

   If you are selling more than $100,000 of shares, you want the redemption proceeds payable to or sent to someone or some place that is not in our records or you are a business or a trust and you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker-dealer or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares--Signature Guarantee."

CONTINGENT DEFERRED SALES CHARGE (CDSC)

If you sell Class B shares within six years of purchase or Class C shares within 18 months of purchase (one year for Class C shares purchased before November 2, 1998), you will have to pay a CDSC. To keep the CDSC as low as possible, we will sell amounts representing shares in the following order:
  . Amounts representing shares you purchased with reinvested dividends and distributions

  . Amounts representing the increase in NAV above the total amount of payments for shares made during the past six years for Class B shares and 18 months for Class C shares (one year for Class C shares purchased before November 2, 1998)
  . Amounts representing the cost of shares held beyond the CDSC period (six years for Class B shares and 18 months for Class C shares).

   Since shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you to avoid--or at least minimize--the CDSC.


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     PRUDENTIAL ACTIVE BALANCED FUND                  (800) 225-1852
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   Having sold the exempt shares first, if there are any remaining shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.

   As we noted before in the "Share Class Comparison" chart, the CDSC for Class B shares is 5% in the first year, 4% in the second, 3% in the third, 2% in the fourth and 1% in the fifth and sixth years. The rate decreases on the first day of the month following the anniversary date of your purchase, not on the anniversary date itself. The CDSC is 1% for Class C shares-- which is applied to shares sold within 18 months of purchase (one year for Class C shares purchased before November 2, 1998). For both Class B and Class C shares, the CDSC is calculated based on the lesser of the original purchase price or the redemption proceeds. For purposes of determining how long you've held your shares, all purchases during the month are grouped together and considered to have been made on the last day of the month.
   The holding period for purposes of determining the applicable CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund.

WAIVER OF THE CDSC--CLASS B SHARES
The CDSC will be waived if the Class B shares are sold:

  . After a shareholder is deceased or disabled (or, in the case of a trust account, the death or disability of the grantor). This waiver applies to individual shareholders, as well as shares held in joint tenancy, provided the shares were purchased before the death or disability
  . To provide for certain distributions--made without IRS penalty-- from a tax-deferred retirement plan, IRA or Section 403(b) custodial account

  . On certain sales effected through a Systematic Withdrawal Plan.

   For more information on the above and other waivers, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Waiver of Contingent Deferred Sales Charge--Class B Shares."

WAIVER OF THE CDSC--CLASS C SHARES
Benefit Plans. The CDSC will be waived for redemptions by certain group retirement plans for which Prudential or brokers not affiliated with

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   How to Buy, Sell and
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   Exchange Shares of the Fund
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Prudential provide administrative or recordkeeping services. The CDSC also will be waived for certain redemptions by benefit plans sponsored by Prudential and its affiliates. For more information, call Prudential at (800) 353-2847.

REDEMPTION IN KIND
If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

SMALL ACCOUNTS

If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares (without charging any CDSC) and close your account. We would do this to minimize the Fund's expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action. This involuntary sale does not apply to shareholders who own their shares as part of a 401(k) plan, an IRA or some other qualified or tax-deferred plan or account.

90-DAY REPURCHASE PRIVILEGE

After you redeem your shares, you have a 90-day period during which you may reinvest any of the redemption proceeds in shares of the same Fund and account without paying an initial sales charge. Also, if you paid a CDSC when you redeemed your shares, we will credit your new account with the appropriate number of shares to reflect the amount of the CDSC you paid. In order to take advantage of this one-time privilege, you must notify the Transfer Agent or your broker at the time of the repurchase. See the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

RETIREMENT PLANS
To sell shares and receive a distribution from a retirement account, call your broker or the Transfer Agent for a distribution request form. There are special distribution and income tax withholding requirements for distributions from retirement plans and you must submit a withholding form


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     PRUDENTIAL ACTIVE BALANCED FUND                  (800) 225-1852
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with your request to avoid delay. If your retirement plan account is held for you by your employer or plan trustee, you must arrange for the distribution request to be signed and sent by the plan administrator or trustee. For additional information, see the SAI.

HOW TO EXCHANGE YOUR SHARES
You can exchange your shares of the Fund for shares of the same class in certain other Prudential mutual funds--including certain money market funds--if you satisfy the minimum investment requirements. For example, you can exchange Class A shares of the Fund for Class A shares of another Prudential mutual fund, but you can't exchange Class A shares for Class B, Class C or Class Z shares. Class B and Class C shares may not be exchanged into money market funds other than Prudential Special Money Market Fund, Inc. After an exchange, at redemption the CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund. We may change the terms of the exchange privilege after giving you 60 days' notice.
   If you hold shares through a broker, you must exchange shares through your broker. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING

P.O. BOX 8157

PHILADELPHIA, PA 19101

   There is no sales charge for such exchanges. However, if you exchange--and then sell--Class B shares within approximately six years of your original purchase or Class C shares within 18 months of your original purchase, you must still pay the applicable CDSC. If you have exchanged Class B or Class C shares into a money market fund, the time you hold the shares in the money market account will not be counted in calculating the required holding period for CDSC liability.

   Remember, as we explained in the section entitled "Fund Distributions and Tax Issues--If You Sell or Exchange Your Shares," exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than the amount that you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI, "Shareholder Investment Account--Exchange Privilege."

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   How to Buy, Sell and
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   Exchange Shares of the Fund
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   If you own Class B or Class C shares and qualify to purchase Class A shares without paying an initial sales charge, we will automatically exchange your Class B or Class C shares which are not subject to a CDSC for Class A shares. We make such exchanges on a quarterly basis if you qualify for this exchange privilege. We have obtained a legal opinion that this exchange is not a "taxable event" for federal income tax purposes. This opinion is not binding on the IRS.

FREQUENT TRADING
Frequent trading of Fund shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Fund's investments. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Fund's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Fund will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Fund by any person, group or commonly controlled account. The decision may be based upon dollar amount, volume and frequency of trading. The Fund may notify a market timer of rejection of an exchange or purchase order after the day the order is placed. If the Fund allows a market timer to trade Fund shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

TELEPHONE REDEMPTIONS OR EXCHANGES

You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852. In order to redeem or exchange your shares by telephone, you must call the Fund before 4:15 p.m. New York time. You will receive a redemption or exchange amount based on that day's NAV.

   The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


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     PRUDENTIAL ACTIVE BALANCED FUND                  (800) 225-1852
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   In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.

   The telephone redemption or exchange privilege may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.

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   Financial Highlights
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The financial highlights will help you evaluate the Fund's financial performance since its inception (or, for Class Z shares, for the five most recent fiscal years). The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Fund, assuming reinvestment of all dividends and other distributions. The information is for each share class for the periods indicated.
   Review each chart with the financial statements and report of independent accountants, which appear in the annual report and the SAI and are available upon request. Additional performance information for each share class is contained in the annual report, which you can receive at no charge.

CLASS A SHARES
The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.

  CLASS A SHARES (FISCAL PERIODS ENDED 9-30)
-------------------------------------------------------------------------------
  PER SHARE OPERATING PERFORMANCE                  2000    1999   1998  1997/1/
  NET ASSET VALUE, BEGINNING OF PERIOD           $13.25  $13.29 $14.41   $13.40
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                             .38     .31    .44   .21/2/
  Net realized and unrealized gain (loss) on
  investment transactions                          1.10    1.69  (.20)     1.97
  TOTAL FROM INVESTMENT OPERATIONS                 1.48    2.00    .24     2.18
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  LESS DISTRIBUTIONS:
  Dividends from net investment income            (.28)   (.30)  (.32)    (.39)
  Distributions from net realized gains           (.69)  (1.74) (1.04)    (.78)
  TOTAL DISTRIBUTIONS                             (.97)  (2.04) (1.36)   (1.17)
  NET ASSET VALUE, END OF PERIOD                 $13.76  $13.25 $13.29   $14.41
  TOTAL RETURN/4/                                11.56%  16.07%  1.93%   17.48%
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  RATIOS/SUPPLEMENTAL DATA                         2000    1999   1998  1997/1/
  NET ASSETS, END OF PERIOD (000)               $16,444 $10,397 $3,218     $990
  Average net assets (000)                      $13,248  $6,918 $2,090  $13,248
  RATIOS TO AVERAGE NET ASSETS:
  Expenses, including distribution and service
  (12b-1) fees/5/                                 1.30%   1.41%  1.28% 1.31%/3/
  Expenses, excluding distribution and service
  (12b-1) fees                                    1.05%   1.16%  1.03% 1.06%/3/
  Net investment income                           2.76%   2.29%  2.72% 2.69%/3/
  Portfolio turnover                               243%    230%   256%      50%

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1 On 11-7-96, Prudential Active Balanced Fund, a series of Prudential Dryden
  Fund, first offered its Class A shares. Its assets and liabilities were acquired by the Fund, Class A shares for Class A shares, on 1-23-98. Immediately prior to this transfer, the Fund had no assets. The Fund is the accounting survivor to Prudential Active Balanced Fund and, as such, financial data is shown from 11-7-96.
2 Calculated based upon weighted average shares outstanding during the period.
3 Annualized.
4 Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total returns for periods of less than one year are not annualized.

5 The Distributor of the Fund agreed to limit its distribution fees to .25 of 1% of the average daily net assets of the Class A shares.

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     PRUDENTIAL ACTIVE BALANCED FUND       [GRAPHIC]  (800) 225-1852

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   Financial Highlights
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CLASS B SHARES
The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.

  CLASS B SHARES (FISCAL PERIODS ENDED 9-30)
------------------------------------------------------------------------------
  PER SHARE OPERATING PERFORMANCE                2000     1999   1998  1997/1/
  NET ASSET VALUE, BEGINNING OF PERIOD         $13.17   $13.22 $14.34   $13.40
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                           .27      .19    .27   .19/2/
  Net realized and unrealized gain (loss) on
  investment transactions                        1.11     1.69  (.14)     1.92
  TOTAL FROM INVESTMENT OPERATIONS               1.38     1.88    .13     2.11
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  LESS DISTRIBUTIONS:
  Dividends from net investment income          (.18)    (.19)  (.21)    (.39)
  Distributions from net realized gains         (.69)   (1.74) (1.04)    (.78)
  TOTAL DISTRIBUTIONS                           (.87)   (1.93) (1.25)   (1.17)
  NET ASSET VALUE, END OF PERIOD               $13.68   $13.17 $13.22   $14.34
  TOTAL RETURN/4/                               10.78%  15.12%  1.10%   16.91%
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  RATIOS/SUPPLEMENTAL DATA                       2000     1999   1998  1997/1/
  NET ASSETS, END OF PERIOD (000)             $18,648  $10,979 $3,038     $213
  Average net assets (000)                    $13,794   $7,018 $1,285      $71
  RATIOS TO AVERAGE NET ASSETS:
  Expenses, including distribution and
  service
  (12b-1) fees                                  2.05%    2.16%  2.03% 2.06%/3/
  Expenses, excluding distribution and
  service
  (12b-1) fees                                  1.05%    1.16%  1.03% 1.06%/3/
  Net investment income                         2.01%    1.54%  1.95% 1.94%/3/
  Portfolio turnover                             243%     230%   256%      50%

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1 On 11-7-96, Prudential Active Balanced Fund, a series of Prudential Dryden
  Fund, first offered its Class B shares. Its assets and liabilities were acquired by the Fund, Class B shares for Class B shares, on 1-23-98. Immediately prior to the transfer, the Fund had no assets. The Fund is the accounting survivor to Prudential Active Balanced Fund and, as such, financial data is shown from 11-7-96.
2 Calculated based upon weighted average shares outstanding during the period. 3 Annualized.
4 Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total returns for periods of less than one year are not annualized.

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   Financial Highlights
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CLASS C SHARES
The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.

  CLASS C SHARES (FISCAL PERIODS ENDED 9-30)
-----------------------------------------------------------------------------
  PER SHARE OPERATING PERFORMANCE                 2000   1999   1998  1997/1/
  NET ASSET VALUE, BEGINNING OF PERIOD          $13.17 $13.22 $14.34   $13.40
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                            .27    .19    .48   .13/2/
  Net realized and unrealized gain (loss) on
  investment transactions                         1.11   1.69  (.35)     1.98
  TOTAL FROM INVESTMENT OPERATIONS                1.38   1.88    .13     2.11
-----------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income           (.18)  (.19)  (.21)    (.39)
  Distributions from net realized gains          (.69) (1.74) (1.04)    (.78)
  TOTAL DISTRIBUTIONS                            (.87) (1.93) (1.25)   (1.17)
  NET ASSET VALUE, END OF PERIOD                $13.68 $13.17 $13.22   $14.34
  TOTAL RETURN/4/                               10.78% 15.12%  1.10%   16.91%
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  RATIOS/SUPPLEMENTAL DATA                        2000   1999   1998  1997/1/
  NET ASSETS, END OF PERIOD (000)               $2,893 $1,117   $284       $5
  Average net assets (000)                      $1,741   $674   $118       $1
  RATIOS TO AVERAGE NET ASSETS:
  Expenses, including distribution and service
  (12b-1) fees                                   2.05%  2.16%  2.03% 2.06%/3/
  Expenses, excluding distribution and service
  (12b-1) fees                                   1.05%  1.16%  1.03% 1.06%/3/
  Net investment income                          2.02%  1.54%  2.04% 1.94%/3/
  Portfolio turnover                              243%   230%   256%      50%

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1 On 11-7-96, Prudential Active Balanced Fund, a series of Prudential Dryden
  Fund, first offered its Class C shares. Its assets and liabilities were acquired by the Fund, Class C shares for Class C shares, on 1-23-98. Immediately prior to this transfer, the Fund had no assets. The Fund is the accounting survivor to Prudential Active Balanced Fund and, as such, financial data is shown from 11-7-96.
2 Calculated based upon weighted average shares outstanding during the period. 3 Annualized.
4 Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total returns for periods of less than one year are not annualized.


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     PRUDENTIAL ACTIVE BALANCED FUND                  (800) 225-1852
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   Financial Highlights
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CLASS Z SHARES

The financial highlights for the four years ended September 30, 2000 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the year ended September 30, 1996 were audited by other independent auditors, whose reports were unqualified.

  CLASS Z SHARES (FISCAL YEARS ENDED 9-30)
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  PER SHARE OPERATING PERFORMANCE       2000     1999     1998     1997  1996/1/
  NET ASSET VALUE, BEGINNING OF
  YEAR                                $13.27   $13.32   $14.45   $13.01   $12.46
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income                  .40      .35      .38   .39/4/   .29/2/
  Net realized and unrealized
  gain (loss) on investment
  transactions                          1.12     1.68    (.12)     2.22      .81
  TOTAL FROM INVESTMENT
  OPERATIONS                            1.52     2.03      .26     2.61     1.10
--------------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
  Dividends from net investment
  income                               (.31)    (.34)    (.35)    (.39)    (.37)
  Distributions from net realized
  gains                                (.69)   (1.74)   (1.04)    (.78)    (.18)
  TOTAL DISTRIBUTIONS                 (1.00)   (2.08)   (1.39)   (1.17)    (.55)
  NET ASSET VALUE, END OF YEAR        $13.79   $13.27   $13.32   $14.45   $13.01
  TOTAL RETURN/3/                     11.87%   16.32%    2.12%   21.34%    9.11%
--------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:             2000     1999     1998     1997  1996/1/
  NET ASSETS, END OF YEAR (000)     $146,516 $124,250 $161,838 $158,672 $153,588
  Average net assets (000)          $137,089 $130,052 $177,443 $154,199 $142,026
  RATIOS TO AVERAGE NET ASSETS:
  Expenses, including
  distribution and service (12b-
  1) fees                              1.05%    1.16%    1.03%    1.06% 1.00%/2/
  Expenses, excluding
  distribution and service (12b-
  1) fees                              1.05%    1.16%    1.03%    1.06% 1.00%/2/
  Net investment income                2.99%    2.54%    2.99%    2.94% 3.09%/2/
  Portfolio turnover                    243%     230%     256%      50%      51%

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1 Prudential Active Balanced Fund, a series of Prudential Dryden Fund, had its assets and liabilities acquired by the Fund, Class Z shares for Class Z shares, on 1-23-98. Immediately prior to this transfer, the Fund had no assets. The Fund is the accounting survivor to Prudential Active Balanced Fund and, as such, financial data is shown for Prudential Active Balanced Fund.
2 Net of expense subsidy.

3 Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and other distributions. Total return includes the effect of expense subsidies where applicable.

4 Calculated based upon weighted average shares outstanding during the year.

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   The Prudential Mutual Fund Family
--------------------------------------------------------------------------------

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Please read the prospectus carefully before you invest or send money.

STOCK FUNDS


Prudential Equity Fund, Inc.

Prudential Index Series Fund

 Prudential Stock Index Fund



Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
 Prudential Financial Services Fund
 Prudential Health Sciences Fund
 Prudential Technology Fund
 Prudential Utility Fund

Prudential Small Company Fund, Inc.

Prudential Tax-Managed Funds

 Prudential Tax-Managed Equity Fund

Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential 20/20 Focus Fund

Prudential U.S. Emerging Growth Fund, Inc.

Prudential Value Fund

The Prudential Investment Portfolios, Inc.

 Prudential Jennison Equity Opportunity Fund

 Prudential Jennison Growth Fund


Nicholas-Applegate Fund, Inc.
 Nicholas-Applegate Growth Equity Fund
Target Funds
 Large Capitalization Growth Fund
 Large Capitalization Value Fund
 Small Capitalization Growth Fund
 Small Capitalization Value Fund
ASSET ALLOCATION/BALANCED FUNDS

Prudential Diversified Funds
 Conservative Growth Fund
 Moderate Growth Fund
 High Growth Fund
The Prudential Investment Portfolios, Inc.
 Prudential Active Balanced Fund

GLOBAL FUNDS
GLOBAL STOCK FUNDS



Prudential Europe Growth Fund, Inc.




Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.

 Prudential Global Growth Fund

 Prudential International Value Fund

 Prudential Jennison International Growth Fund
Global Utility Fund, Inc.
Target Funds
 International Equity Fund

GLOBAL BOND FUND
Prudential Global Total Return Fund, Inc.

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     PRUDENTIAL ACTIVE BALANCED FUND                  (800) 225-1852
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BOND FUNDS
TAXABLE BOND FUNDS

Prudential Government Income Fund, Inc.

Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.

Prudential Short-Term Corporate Bond Fund, Inc.

 Income Portfolio

Prudential Total Return Bond Fund, Inc.


Target Funds
 Total Return Bond Fund

TAX-EXEMPT BOND FUNDS
Prudential California Municipal Fund
 California Series
 California Income Series
Prudential Municipal Bond Fund
 High Income Series
 Insured Series
Prudential Municipal Series Fund
 Florida Series

 New Jersey Series
 New York Series


 Pennsylvania Series
Prudential National Municipals Fund, Inc.

MONEY MARKET FUNDS
TAXABLE MONEY MARKET FUNDS
Cash Accumulation Trust
 Liquid Assets Fund
 National Money Market Fund
Prudential Government Securities Trust
 Money Market Series
 U.S. Treasury Money Market Series
Prudential Special Money Market Fund, Inc.
 Money Market Series
Prudential MoneyMart Assets, Inc.

TAX-FREE MONEY MARKET FUNDS
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
 California Money Market Series
Prudential Municipal Series Fund


 New Jersey Money Market Series
 New York Money Market Series

COMMAND FUNDS
COMMAND Money Fund
COMMAND Government Fund
COMMAND Tax-Free Fund

INSTITUTIONAL MONEY MARKET FUND
Prudential Institutional Liquidity Portfolio, Inc.
 Institutional Money Market Series

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                                   Notes

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                                                      (800) 225-1852
     PRUDENTIAL ACTIVE BALANCED FUND
                                           [GRAPHIC]

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                                   Notes

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FOR MORE INFORMATION

Please read this prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact

Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)

Outside Brokers should contact
Prudential Investment Management
  Services LLC
P.O. Box 8310
Philadelphia, PA 19101
(800) 778-8769

Visit Prudential's website at
http://www.prudential.com

Additional information about the Fund can be obtained without charge and can be found in the following documents

Statement of Additional Information (SAI)
 (incorporated by reference into this
 prospectus)

Annual Report
 (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance)

Semi-Annual Report

MF185A

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows

BY MAIL

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

BY ELECTRONIC REQUEST
publicinfo@sec.gov
 (The SEC charges a fee to
 copy documents.)

IN PERSON
Public Reference Room in Washington, DC
 (For hours of operation, call
 1-202-942-8090.)

VIA THE INTERNET
 on the EDGAR Database at
http://www.sec.gov

CUSIP Numbers                                   NASDAQ Symbols

Class A--74437E 883                             PIBAX

Class B--74437E 875                             PBFBX

Class C--74437E 867                             PABCX

Class Z--74437E 859                             PABFX

Investment Company Act File No. 811-7343

[GRAPHIC]   Printed on Recycled Paper

                        PRUDENTIAL JENNISON EQUITY

                             OPPORTUNITY FUND

            (formerly Prudential Jennison Growth & Income Fund)

          a series of The Prudential Investment Portfolios, Inc.

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                     SUPPLEMENT DATED DECEMBER 8, 2000

                     PROSPECTUS DATED DECEMBER 8, 2000

  On October 25, 2000, the Board of Directors of The Prudential Investment Portfolios, Inc. approved the proposal summarized below. The proposal will be submitted for approval by shareholders of the Prudential Jennison Equity Opportunity Fund (the Fund) at an Annual Meeting of Shareholders scheduled to be held on January 17, 2001.

  The following information supplements information contained in the Prospectus of the Fund on pages 1 and 6:

  "RISK/RETURN SUMMARY--INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES"--PAGE 1

  "HOW THE FUND INVESTS--INVESTMENT OBJECTIVE AND POLICIES" --PAGE 6

  The Fund's current investment objective is long-term growth of capital and income with current income as a secondary objective. If approved by shareholders, the Fund's investment objective will be changed to long-term growth of capital.

MF172C3

                          PROSPECTUS DECEMBER 8, 2000


FUND TYPE   Stock

OBJECTIVE   Long-term growth of capital and income; current income is a secondary objective


Build


                               on the Rock


Prudential Jennison Equal Opportunity Fund
------------------------------------------

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.


                               [PRUDENTIAL LOGO]

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   Table of Contents
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 1   Risk/Return Summary
 1   Investment Objective and Principal Strategies
 1   Principal Risks
 3   Evaluating Performance
 4   Fees and Expenses


 6   How the Fund Invests

 6   Investment Objective and Policies
 7   Other Investments and Strategies
 11  Investment Risks


 15  How the Fund is Managed

 15  Board of Directors
 15  Manager
 15  Investment Adviser
 15  Portfolio Managers
 16  Distributor


 17  Fund Distributions and Tax Issues

 17  Distributions
 18  Tax Issues
 19  If You Sell or Exchange Your Shares


 21  How to Buy, Sell and Exchange Shares of the Fund

 21  How to Buy Shares
 29  How to Sell Your Shares
 33  How to Exchange Your Shares
 34  Telephone Redemptions or Exchanges


 36  Financial Highlights

 36  Class A Shares
 37  Class B Shares
 38  Class C Shares
 39  Class Z Shares


 40  The Prudential Mutual Fund Family


     For More Information (Back Cover)

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     PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND
                                           [GRAPHIC]  (800) 225-1852

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   Risk/Return Summary
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This section highlights key information about the PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND (formerly known as the Prudential Jennison Growth & Income
Fund), which we refer to as "the Fund." The Fund is a series of The Prudential Investment Portfolios, Inc. ("the Company"). Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is LONG-TERM GROWTH OF CAPITAL AND INCOME WITH CURRENT INCOME AS A SECONDARY OBJECTIVE. We invest at least 65% of our total assets in common stocks of established companies whose growth prospects we believe are under-appreciated by the market. Our approach is to identify stocks that have good fundamental prospects but that are selling at what in our opinion is a depressed valuation level relative to those prospects. The Fund may actively and frequently trade its portfolio securities. While we make every effort to achieve our objective, we can't guarantee success.
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WE ARE OPPORTUNISTIC INVESTORS

In deciding which stocks to buy we emphasize both projected earnings growth and attractive valuations. This means characteristics of the stocks we own (growth or value and mid cap or larger cap) can change depending on where we believe the best trade-off between earnings growth and attractive valuation may be at any given time.

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PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. Since the Fund invests mainly in equity-related securities, there is the risk that the price of a particular stock we own could go down, or the value of the equity markets or a sector of them could go down. Stock markets are volatile. The success of the Fund depends greatly on the investment adviser's ability to identify companies whose growth prospects are underappreciated by the market. These holdings may be somewhat more volatile than the overall market. The Fund's holdings can vary significantly from broad market indexes, and performance of the Fund can deviate from the performance of such indexes. Additionally, although current income is a secondary objective, there is no guarantee that the Fund's holdings will pay any dividend income.

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   Risk/Return Summary
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   The Fund may actively and frequently trade its portfolio securities. High portfolio turnover results in higher transaction costs and can affect the Fund's performance and have adverse tax consequences.
   Like any mutual fund, an investment in the Fund could lose value and you could lose money. For more detailed information about the risks associated with the Fund, see "How the Fund Invests--Investment Risks."
   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


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                                                     [GRAPHIC]  (800) 225-1852
     PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND

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   Risk/Return Summary
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EVALUATING PERFORMANCE
A number of factors--including risk--can affect how the Fund performs. The following bar chart shows the Fund's performance for each full calendar year of operation. The bar chart and table below demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Fund will achieve similar results in the future.

* These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown. Without the distribution and service (12b-1) fee waiver, the annual returns would have been lower, too. The total return of the Class A shares from 1-1-00 to 9-30-00 was 17.47%.

 AVERAGE ANNUAL RETURNS/1/ (AS OF 12-31-99)

                       1 YR        SINCE INCEPTION
  Class A shares     13.78% 14.89% (since 11-7-96)
  Class B shares     13.93% 15.45% (since 11-7-96)
  Class C shares     16.74% 15.55% (since 11-7-96)
  Class Z shares     20.09% 17.12% (since 11-7-96)
  S&P 500/2/         21.03% 28.02% (since 11-7-96)
  Lipper Average/3/   7.78% 15.08% (since 11-7-96)

1 The Fund's returns are after deduction of sales charges and expenses. Without the distribution and service (12b-1) fee waiver for Class A shares, the returns would have been lower.
2 The Standard & Poor's 500 Composite Stock Price Index (S&P 500)--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of any sales charges or operating expenses of a mutual fund. These returns would be lower if they included the effect of sales charges and operating expenses. Source:
  Lipper Inc.
3 The Lipper Average is based on the average return of all mutual funds in each share class for the one year and since-inception periods in the Lipper Multi-Cap Value Fund category and does not include the effect of any sales charges. Again, these returns would be lower if they included the effect of sales charges. Source: Lipper Inc.

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   Risk/Return Summary
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FEES AND EXPENSES
These tables show the sales charges, fees and expenses that you may pay if you buy and hold shares of each share class of the Fund--Class A, B, C and Z. Each share class has different sales charges--known as loads--and expenses, but represents an investment in the same fund. Class Z shares are available only to a limited group of investors. For more information about which share class may be right for you, see "How to Buy, Sell and Exchange Shares of the Fund."

 SHAREHOLDER FEES/1/ (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                          CLASS A CLASS B    CLASS C    CLASS Z
  Maximum sales charge (load) imposed on       5%    None         1%       None
  purchases (as a percentage of offering
  price)

  Maximum deferred sales charge (load)       None      5%/2/      1%/3/    None
  (as a percentage of the lower of
  original purchase price or sale
  proceeds)

  Maximum sales charge (load) imposed on     None    None       None       None
  reinvested dividends and other
  distributions

  Redemption fees                            None    None       None       None

  Exchange fee                               None    None       None       None
-------------------------------------------------------------------------------


 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

-----------------------------------------------------------------------------
                                           CLASS A    CLASS B CLASS C CLASS Z
  Management fees                             .60%       .60%    .60%    .60%
  + Distribution and service (12b-1) fees     .30%/4/   1.00%   1.00%    None
  + Other expenses                            .34%       .34%    .34%    .34%
  = Total annual Fund operating expenses     1.24%      1.94%   1.94%    .94%
  - Fee waiver or expense reimbursement       .05%       None    None    None
  = NET ANNUAL FUND OPERATING EXPENSES       1.19%/4/   1.94%   1.94%    .94%
-----------------------------------------------------------------------------

1 Your broker may charge you a separate or additional fee for purchases and sales of shares.
2 The Contingent Deferred Sales Charge (CDSC) for Class B shares decreases by
  1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares convert to Class A shares approximately seven years after purchase.
3 The CDSC for Class C shares is 1% for shares redeemed within 18 months of purchase.

4 For the fiscal year ending September 30, 2001, the Distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to .25 of 1% of the average daily net assets of the Class A shares.


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     PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND
                                           [GRAPHIC]  (800) 225-1852

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   Risk/Return Summary
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EXAMPLE
This example will help you compare the fees and expenses of the Fund's different share classes and the cost of investing in the Fund with the cost of investing in other mutual funds.
   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for the Distributor's reduction of distribution and service (12b-1) fees for Class A shares during the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                  1 YR 3 YRS 5 YRS  10 YRS
  Class A shares  $610  $854 $1,117 $1,867
  Class B shares  $697  $909 $1,147 $1,979
  Class C shares  $395  $703 $1,137 $2,342
  Class Z shares  $ 96  $300 $  520 $1,155

You would pay the following expenses on the same investment if you did not sell your shares:

                  1 YR 3 YRS 5 YRS  10 YRS
  Class A shares  $610  $854 $1,117 $1,867
  Class B shares  $197  $609 $1,047 $1,979
  Class C shares  $295  $703 $1,137 $2,342
  Class Z shares  $ 96  $300 $  520 $1,155

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   How the Fund Invests
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INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is LONG-TERM GROWTH OF CAPITAL AND INCOME. CURRENT INCOME IS A SECONDARY OBJECTIVE. This means we seek investments that we believe will appreciate in value over time as our primary aim as well as pay the Fund dividends and other income. While we make every effort to achieve our objective, we can't guarantee success.
                                 In pursuing our objective, we normally invest
                              mostly in common stocks of established companies whose growth prospects are, in our opinion, underappreciated by the market. These may include companies that are currently experiencing relatively poor earnings results, but we believe are about to experience a positive change in the fundamental outlook due to important changes in management philosophy, new products, industry conditions, etc. Also, in identifying attractive stocks relative to our strategy, we look for companies that may be delivering good current earnings growth, but the market has not yet appreciated that growth.
   Our strategy is to invest in companies that have the most attractive trade-off between good earnings growth prospects and low valuation characteristics. We want to be opportunistic in being able to identify stocks that best fit our criteria. This may weight the portfolio more towards either growth stocks or value stocks depending on the market environment. Similarly, the portfolio may emphasize different market capitalization areas depending on market conditions. At any given time we will have a mix in the portfolio between small, medium or larger capitalization companies, but the concentration of the portfolio toward one end of the capitalization spectrum can change depending on market conditions.
   Also, although current income is a secondary objective, some of our holdings may pay little or no dividend income.

   Generally, we consider selling a security when, in the opinion of the investment adviser, it no longer has the risk/reward characteristics to make it an attractive holding given our opportunistic strategy.

--------------------------------------------------------------------------------
OUR OPPORTUNISTIC STYLE
We generally invest in mid-size and large companies that have what we believe are a superior trade-off between good earnings growth prospects and attractive valuation levels. The Fund generally will hold approximately 60 to 70 stocks that we believe are most attractive on a 12 to 18 month horizon.

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                                                     [GRAPHIC]  (800) 225-1852
     PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND

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   How the Fund Invests
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PORTFOLIO TURNOVER

As a result of the strategies described above, the Fund may have an annual portfolio turnover rate of over 100%. Portfolio turnover is generally the percentage found by dividing the lesser of portfolio purchases or sales by the monthly average value of the portfolio. High portfolio turnover (100% or more) results in higher brokerage commissions and other transaction costs and can affect the Fund's performance. It also can result in a greater amount of distribution as ordinary income rather than long-term capital gains.
   For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Funds, Their Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--contains additional information about the Fund. To obtain a copy, see the back cover page of this prospectus.
   The Fund's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board can change investment policies that are not fundamental.

OTHER INVESTMENTS AND STRATEGIES
In addition to the principal strategies, we also may use the following investment strategies to try to increase the Fund's returns or protect its assets if market conditions warrant.

OTHER EQUITY-RELATED SECURITIES
In addition to the common stocks of companies whose growth prospects the investment adviser believes to be underappreciated by the market, the Fund may invest up to 35% of its total assets in other equity-related securities.

   In addition to buying common stocks, we may invest in other equity-related securities. These include nonconvertible preferred stock, warrants and rights that can be exercised to obtain stock, investments in various types of business ventures, including partnerships and joint ventures, real estate investment trusts, American Depositary Receipts (ADRs) and similar securities. We also may buy convertible securities. These are securities--like bonds, corporate notes and preferred stock--that we can convert into the company's common stock or some other equity security.

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   How the Fund Invests
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FOREIGN SECURITIES

We may invest in FOREIGN SECURITIES, including stocks and other equity-related securities and fixed-income securities of foreign issuers. We do not consider ADRs and other similar receipts or shares to be foreign securities.

FIXED-INCOME SECURITIES
The Fund may invest up to 30% of its assets in fixed-income obligations, including corporate and noncorporate obligations such as U.S. government securities. We can invest up to 10% of total assets in debt obligations rated BB or lower by Standard & Poor's Ratings Group or Ba or lower by Moody's Investors Service, Inc. These lower-rated obligations--also known as "junk bonds"--have a higher risk of default and tend to be less liquid and more volatile than higher-rated obligations. We also may invest in obligations that are not rated, but that we believe are of comparable quality to these obligations.

U.S. GOVERNMENT SECURITIES
The Fund may invest in securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States, which means that payment of principal and interest are guaranteed, but market value is not. Some are supported only by the credit of the issuing agency and depend entirely on their own resources to repay their debt.

MONEY MARKET INSTRUMENTS

The Fund may temporarily hold cash or invest in high-quality foreign or domestic money market instruments pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs subject to the policy of normally investing at least 65% of the Fund's assets in common stocks. Money market instruments include the commercial paper of corporations; certificates of deposit, bankers' acceptances and other obligations of domestic and foreign banks; nonconvertible debt securities (corporate and government); short-term obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities; and cash (foreign currencies or U.S. dollars).


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                                                     [GRAPHIC]  (800) 225-1852
     PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND

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   How the Fund Invests
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REPURCHASE AGREEMENTS

The Fund also may use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. This creates a fixed return for the Fund and is, in effect, a loan by the Fund. The Fund uses repurchase agreements for cash management purposes only.

TEMPORARY DEFENSIVE INVESTMENTS

In response to adverse market, economic or political conditions, we may temporarily invest up to 100% of the Fund's assets in high-quality foreign or domestic MONEY MARKET INSTRUMENTS. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Fund's assets when the equity markets are unstable.

SHORT SALES

The Fund may make SHORT SALES of a security. This means that the Fund may sell a security that it does not own when we think the value of the security will decline. The Fund generally borrows the security to deliver to the buyer in a short sale. The Fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. The Fund also may make SHORT SALES "AGAINST THE BOX." In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security at no additional cost. When selling short against the box, the Fund gives up the opportunity for capital appreciation in the security.

DERIVATIVE STRATEGIES

We may use various derivative strategies to try to improve the Fund's returns. We may use hedging techniques to try to protect the Fund's assets. We cannot guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Fund will not lose money. Derivatives--such as futures, options, foreign currency forward contracts and options on futures--involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the

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   How the Fund Invests
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underlying investment--a security, market index, currency, interest rate or some other benchmark--will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Fund's overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Fund's underlying holdings.

Options. The Fund may purchase and sell put and call options on equity securities, stock indexes and foreign currencies traded on U.S. or foreign securities exchanges or in the over-the-counter market. An OPTION is the right to buy or sell securities or currencies in exchange for a premium. The Fund will sell only covered options.

Futures Contracts and Related Options

Foreign Currency Forward Contracts. The Fund may purchase and sell stock index futures contracts and related options on stock index futures. The Fund may purchase and sell futures contracts on foreign currencies and related options on foreign currency futures contracts. The Fund also may purchase futures contracts on debt securities and aggregates of debt securities. A FUTURES CONTRACT is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. The Fund also may enter into foreign currency forward contracts to protect the value of its assets against future changes in the level of foreign exchange rates. A FOREIGN CURRENCY FORWARD CONTRACT is an obligation to buy or sell a given currency on a future date at a set price.

ADDITIONAL STRATEGIES

The Fund also follows certain policies when it BORROWS MONEY (the Fund can borrow up to 20% of the value of its total assets); LENDS ITS SECURITIES to others for cash management purposes (the Fund can lend up to 30% of the value of its total assets including collateral received in the transaction); and HOLDS ILLIQUID SECURITIES (the Fund may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


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                                                     [GRAPHIC]  (800) 225-1852
     PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND

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   How the Fund Invests
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INVESTMENT RISKS

As noted, all investments involve risk, and investing in the Fund is no exception. Since the Fund's holdings can vary significantly from broad market indexes, performance of the Fund can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Fund's principal investments and certain other non-principal investments the Fund may make. The investment types are listed in the order in which they normally will be used by the portfolio managers. See, too, "Description of the Funds, Their Investments and Risks" in the SAI.

 INVESTMENT TYPE
 % OF FUND'S TOTAL       RISKS                  POTENTIAL REWARDS
 ASSETS

 COMMON STOCK OF      . Individual stocks     . Historically,
 ESTABLISHED            could lose value        stocks have
 COMPANIES WITH                                 outperformed
 UNDERAPPRECIATED                               other
 GROWTH PROSPECTS                               investments over
                                                the long term

                      . The equity
                        markets could go
                        down, resulting
                        in a decline in
                        value of the
                        Fund's
                        investments

 At least 65%

                                              . Generally,
                                                economic growth
                                                means higher
                                                corporate
                                                profits, which
                                                lead to an
                                                increase in
                                                stock prices,
                                                known as capital
                                                appreciation

                      . Companies that
                        pay dividends may
                        not do so if they
                        don't have
                        profits or
                        adequate cash
                        flow

                                              . May be a source
                                                of dividend
                                                income

                      . Changes in
                        economic or
                        political
                        conditions, both
                        domestic and
                        interna- tional,
                        may result in a
                        decline in value
                        of the Fund's
                        investments

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 SHORT SALES          . May magnify           . May magnify
                        underlying              underlying
                        investment losses       investment gains

 Up to 25% of net     . Investment costs
 assets; usually        may exceed
 less than 10%          potential
                        underlying
                        investment gains

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   How the Fund Invests
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 INVESTMENT TYPE (CONT'D)
 % OF FUND'S TOTAL       RISKS                  POTENTIAL REWARDS
 ASSETS
--------------------------------------------------------------------------------

 FOREIGN              . Foreign markets,      . Investors can
 SECURITIES             economies and           participate in
                        political systems       foreign markets
                        may not be as           and invest in
                        stable as in the        companies
                        U.S.                    operating in
                                                those markets

 Up to 20%; usu-
 ally less than
 10%

                      . Currency risk--
                        changing values
                        of foreign
                        currencies can
                        cause losses

                                              . May profit from
                                                changing values
                                                of foreign
                                                currencies

                      . May be less
                        liquid than U.S.      . Opportunities
                        stocks and bonds        for
                                                diversification

                      . Differences in
                        foreign laws,
                        accounting
                        standards, public
                        information,
                        custody and
                        settlement
                        practices provide
                        less reliable
                        information on
                        foreign
                        investments and
                        involve more risk


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 DERIVATIVES          . Derivatives such      . The Fund could
                        as futures,             make money and
                        options and             protect against
 Percentage             foreign currency        losses if the
 varies; usually        forward contracts       investment
 less than 10%          that are used for       analysis proves
                        hedging purposes        correct
                        may not fully
                        offset the            . Derivatives that
                        underlying              involve leverage
                        positions and           could generate
                        this could result       substantial
                        in losses to the        gains at low
                        Fund that would         cost
                        not have
                        otherwise
                        occurred              . One way to
                                                manage the
                      . Derivatives used        Fund's
                        for risk                risk/return
                        management may          balance is by
                        not have the            locking in the
                        intended effects        value of an
                        and may result in       investment ahead
                        losses or missed        of time
                        opportunities
                      . The other party
                        to a derivatives
                        contract could
                        default
                      . Derivatives that
                        involve leverage
                        could magnify
                        losses
                      . Certain types of
                        derivatives
                        involve costs to
                        the Fund that can
                        reduce returns

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     PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND
                                           [GRAPHIC]  (800) 225-1852

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   How the Fund Invests
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 INVESTMENT TYPE (CONT'D)
 % OF FUND'S TOTAL       RISKS                  POTENTIAL REWARDS
 ASSETS

 FIXED-INCOME         . The Fund's            . Regular interest
 OBLIGATIONS            holdings, share         income
                        price and total       . High-quality
                        return may              debt obligations
                        fluctuate in            are generally
                        response to bond        more secure than
                        market movements        stocks since
                                                companies must
                                                pay their debts
                                                before they pay
                                                dividends

 Up to 30%;
 usually less than
 1%
                      . Credit risk--the
                        risk that the
                        default of an
                        issuer would
                        leave the Fund        . Most bonds will
                        with unpaid             rise in value
                        interest or             when interest
                        principal. The          rates fall
                        lower a bond's
                        quality, the
                        higher its            . Bonds have
                        potential               generally
                        volatility              outperformed
                                                money market
                      . Market risk --          instruments over
                         the risk that          the long term,
                        the market value        with less risk
                        of an investment        than stocks
                        may move up or
                        down, sometimes
                        rapidly or            . Investment-grade
                        unpredictably.          bonds have a
                        Market risk may         lower risk of
                        affect an               default than
                        industry, a             junk bonds
                        sector, or the        . Junk bonds offer
                        market as a whole       higher yields
                                                and higher
                      . Interest rate           potential gains
                        risk--the risk          than investment-
                        that the value of       grade bonds
                        most bonds will
                        fall when
                        interest rates
                        rise. The longer
                        a bond's maturity
                        and the lower its
                        credit quality,
                        the more its
                        value typically
                        falls. It can
                        lead to price
                        volatility,
                        particularly for
                        junk bonds
                      . Junk bonds have a
                        higher risk of
                        default, tend to
                        be less liquid
                        and may be more
                        difficult to
                        value

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

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   How the Fund Invests
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 INVESTMENT TYPE (CONT'D)
 % OF FUND'S TOTAL       RISKS                  POTENTIAL REWARDS
 ASSETS



 U.S. GOVERNMENT      . Limits potential      . May preserve the
 SECURITIES             for capital             Fund's assets
                        appreciation

                      . See market risk,      . Regular interest
                        credit risk and         income
 Up to 30%;             interest rate         . Generally more
 usually less than      risk                    secure than
 5%                                             lower-quality
                                                debt securities
                      . Not all U.S.            and equity
                        government              securities
                        securities are
                        insured by the        . Principal and
                        U.S. government,        interest may be
                        but only by the         guaranteed by
                        issuing agency          the U.S.
                                                government

--------------------------------------------------------------------------------

 MONEY MARKET         . Limits potential      . May preserve the
 INSTRUMENTS            for capital             Fund's assets
                        appreciation

                      . See credit risk
                        and market risk
 Up to 100% on a
 temporary basis;
 usually less than
 5%

--------------------------------------------------------------------------------

 ILLIQUID             . May be difficult      . May offer a more
 SECURITIES             to value                attractive yield
                        precisely               or potential for
                                                growth than more
                                                widely traded
                                                securities

 Up to 15% of net     . May be difficult
 assets; usually        to sell at the
 less than 5%           time or price
                        desired



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     PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND     [GRAPHIC]  (800) 225-1852

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   How the Fund is Managed
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BOARD OF DIRECTORS
The Fund's Board of Directors oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Fund.

MANAGER
PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NJ 07102-4077

   Under a management agreement with the Fund, PIFM manages the Fund's investment operations and administers its business affairs. PIFM also is responsible for supervising the Fund's investment adviser. For the fiscal year ended September 30, 2000, the Fund paid PIFM management fees of .60% of the Fund's average net assets.

   PIFM and its predecessors have served as manager or administrator to investment companies since 1987. As of October 31, 2000, PIFM served as the manager to all 48 of the Prudential mutual funds, and as manager or administrator to 21 closed-end investment companies, with aggregate assets of approximately $74.7 billion.

INVESTMENT ADVISER

Jennison Associates LLC (Jennison) is the Fund's investment adviser. Its address is 466 Lexington Avenue, New York, NY 10017. PIFM has responsibility for all investment advisory services, supervises Jennison and pays Jennison for its services. As of September 30, 2000, Jennison managed approximately $86.2 billion in assets. Jennison has served as an investment adviser to investment companies since 1990.

PORTFOLIO MANAGERS

BRADLEY GOLDBERG, CFA, has been a portfolio manager for the Fund since its inception and is responsible for the day-to-day management of the Fund. Mr. Goldberg, who has been with Jennison since 1974, is an Executive Vice President of Jennison. He earned a B.S. from the University of Illinois and an M.B.A. from New York University. He holds a Chartered Financial Analyst (CFA) designation.

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   How the Fund is Managed
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   MARK C. DEFRANCO and BRIAN M. GILLOTT assist Bradley Goldberg in managing the Fund. Mr. DeFranco has served as a portfolio manager for the Fund since May 2000. Mr. DeFranco, a vice president, joined Jennison in 1998 with over 12 years of experience in the investment industry, including positions at Pomboy Capital (1995 to 1998) as an equity analyst and portfolio manager and Comstock Partners, where he was an equity analyst. Mr. DeFranco received a B.A. from Bates College and an M.B.A. from Columbia University Graduate School of Business.

   Brian M. Gillott has served as a portfolio manager of the Fund since May 2000. Mr. Gillott, a vice president, joined Jennison in 1998. Previously, Mr. Gillott was an equity analyst with Soros Fund Management (1997 to 1998) and with Goldman Sachs & Co. (1995 to 1997). Mr. Gillott received a B.S. with honors from Penn State University.

DISTRIBUTOR
Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. The Fund has Distribution and Service Plans under Rule 12b-1 of the Investment Company Act. Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing the Fund's Class A, B, C and Z shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services for each class of shares other than Class Z. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables.


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     PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND
                                           [GRAPHIC]  (800) 225-1852

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   Fund Distributions and Tax Issues
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Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS of ordinary income and any realized net CAPITAL GAINS to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA), or some other qualified or tax-deferred plan or account. Dividends and distributions from the Fund also may be subject to state and local income taxes.

   Also, if you sell shares of the Fund for a profit, you may have to pay capital gains taxes on the amount of your profit, again, unless you hold your shares in a qualified or tax-deferred plan or account.
   The following briefly discusses some of the important federal tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS

The Fund distributes DIVIDENDS of any net investment income to share-holders-- typically twice a year. For example, if the Fund owns ACME Corp. stock and the stock pays a dividend, the Fund will pay out a portion of this dividend to its shareholders, assuming the Fund's income is more than its costs and expenses. The dividends you receive from the Fund will be taxed as ordinary income whether or not they are reinvested in the Fund.
   The Fund also distributes realized net CAPITAL GAINS to shareholders-- typically once a year. Capital gains are generated when the Fund sells its assets for a profit. For example, if the Fund bought 100 shares of ACME Corp. stock for a total of $1,000 and more than one year later sold the shares for a total of $1,500, the Fund has net long-term capital gains of $500, which it will pass on to shareholders (assuming the Fund's total gains are greater than any losses it may have). Capital gains are taxed differently depending on how long the Fund holds the security--if a security is held more than one year before it is sold, LONG-TERM capital gains are taxed at the rate of 20%, but if the security is held one year or less, SHORT-TERM capital gains are taxed at ordinary income rates of up to 39.6%. Different rates apply to corporate shareholders.
   For your convenience, Fund distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Fund without any sales charge. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a

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   Fund Distributions and Tax Issues
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broker, you will receive a credit to your account. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "Step 4: Additional Shareholder Services" in the next section.

TAX ISSUES
FORM 1099

Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.

   Fund distributions are generally taxable to you in the calendar year they are received, except when we declare certain dividends in the fourth quarter and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year. Corporate shareholders generally are eligible for the 70% dividends-received deduction for certain dividends.

WITHHOLDING TAXES

If federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status, and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury 31% of your distributions and sale proceeds. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

IF YOU PURCHASE JUST BEFORE RECORD DATE
If you buy shares of the Fund just before the record date (the date that determines who receives the distribution), that distribution will be paid to you. As explained above, the distribution may be subject to income or capital gains taxes. You may think you've done well since you bought shares one day and soon thereafter received a distribution. That is not so


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     PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND
                                           [GRAPHIC]  (800) 225-1852

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   Fund Distributions and Tax Issues
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----------------------------------------


                                    [GRAPH]

                            +$ Capital Gain
                               (taxes owed)

Receipts
from Sale  $                   OR

                            -$ Capital Loss
                               (offset against gain)

----------------------------------------

because when dividends are paid out, the value of each share of the Fund decreases by the amount of the dividend to reflect the payout, although this may not be apparent because the value of each share of the Fund also will be affected by market changes, if any. The distribution you receive makes up for the decrease in share value. However, the timing of your purchase does mean that part of your investment came back to you as taxable income.

QUALIFIED AND TAX-DEFERRED RETIREMENT PLANS
Retirement plans and accounts allow you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax deductible, although distributions from these plans generally are taxable. In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax-free. Please contact your financial adviser for information on a variety of Prudential mutual funds that are suitable for retirement plans offered by Prudential.

IF YOU SELL OR EXCHANGE YOUR SHARES

If you sell any shares of the Fund for a profit, you have REALIZED A CAPITAL GAIN, which is subject to tax unless you hold shares in a qualified or tax-deferred plan or account. The amount of tax you pay depends on how long you owned your shares. If you sell shares of the Fund for a loss, you may have a capital loss, which you may use to offset certain capital gains you have.
   If you sell shares and realize a loss, you will not be permitted to use the loss to the extent you replace the shares (including pursuant to the reinvestment of a dividend) within a 61-day period (beginning 30 days before the sale of the shares). If you acquire shares of the Fund and sell your shares within 90 days, you may not be allowed to include certain charges incurred in acquiring the shares for purposes of calculating gain or loss realized upon the sale of the shares.
   Exchanging your shares of the Fund for the shares of another Prudential mutual fund is considered a sale for tax purposes. In other

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   Fund Distributions and Tax Issues
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words, it's a "taxable event." Therefore, if the shares you exchanged have increased in value since you purchased them, you have capital gains, which are subject to the taxes described above.

   Any gain or loss you may have from selling or exchanging Fund shares will not be reported on Form 1099; however, proceeds from the sale or exchange will be reported on Form 1099-B. Therefore, unless you hold your shares in a qualified or tax-deferred plan or account, you or your financial adviser should keep track of the dates on which you buy and sell--or exchange--Fund shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.

AUTOMATIC CONVERSION OF CLASS B SHARES

We have obtained a legal opinion that the conversion of Class B shares into Class A shares--which happens automatically approximately seven years after purchase--is not a "taxable event" because it does not involve an actual sale of your Class B shares. This opinion, however, is not binding on the Internal Revenue Service (IRS). For more information about the automatic conversion of Class B shares, see "Class B Shares Convert to Class A Shares After Approximately Seven Years" in the next section.


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     PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND
                                           [GRAPHIC]  (800) 225-1852

   How to Buy, Sell and
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   Exchange Shares of the Fund
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HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT

If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Fund for you, call Prudential Mutual Fund Services LLC (PMFS) at (800) 225-1852 or contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES

P.O. BOX 8179

PHILADELPHIA, PA 19101

   You may purchase shares by check or wire. We do not accept cash or money orders. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. We have the right to reject any purchase order (including an exchange into the Fund) or suspend or modify the Fund's sale of its shares.

STEP 2: CHOOSE A SHARE CLASS
Individual investors can choose among Class A, Class B, Class C and Class Z shares of the Fund, although Class Z shares are available only to a limited group of investors.
   Multiple share classes let you choose a cost structure that better meets your needs. With Class A shares, you pay the sales charge at the time of purchase, but the operating expenses each year are lower than the expenses of Class B and Class C shares. With Class B shares, you only pay a sales charge if you sell your shares within six years (that is why it is called a Contingent Deferred Sales Charge or CDSC), but the operating expenses each year are higher than Class A share expenses. With Class C shares, you pay a 1% front-end sales charge and a 1% CDSC if you sell within 18 months of purchase, but the operating expenses are also higher than the expenses for Class A shares.
   When choosing a share class, you should consider the following:
  . The amount of your investment
  . The length of time you expect to hold the shares and the impact of varying distribution fees

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   How to Buy, Sell and
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   Exchange Shares of the Fund
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  . The different sales charges that apply to each share class--Class A's front-end sales charge vs. Class B's CDSC vs. Class C's low front-end sales charge and low CDSC
  . Whether you qualify for any reduction or waiver of sales charges
  . The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase
  . Whether you qualify to purchase Class Z shares.
   See "How to Sell Your Shares" for a description of the impact of CDSCs.

Share Class Comparison. Use this chart to help you compare the Fund's different share classes. The discussion following this chart will tell you whether you are entitled to a reduction or waiver of any sales charges.

                            CLASS A          CLASS B         CLASS C          CLASS Z

  Minimum purchase          $1,000           $1,000          $2,500           None
  amount/1/

  Minimum amount for        $100             $100            $100             None
  subsequent purchases/1/

  Maximum initial           5% of the public None            1% of the public None
  sales charge              offering price                   offering price

  Contingent Deferred       None             If sold during: 1% on sales      None
  Sales Charge                               Year 1       5% made within
  (CDSC)/2/                                  Year 2       4% 18 months of
                                             Year 3       3% purchase/2/
                                             Year 4       2%
                                             Years 5/6    1%
                                             Year 7       0%
  Annual distribution and   .30 of 1%        1%              1%               None
  service (12b-1) fees      (.25 of 1%
  shown as a percentage of  currently)
  average net assets/3/

1 The minimum investment requirements do not apply to certain retirement and employee savings plans and custodial accounts for minors. The minimum initial and subsequent investment for purchases made through the Automatic Investment Plan is $50. For more information, see "Additional Shareholder Services-- Automatic Investment Plan."

2 For more information about the CDSC and how it is calculated, see "How to Sell Your Shares-- Contingent Deferred Sales Charge (CDSC)." Class C shares bought before November 2, 1998, have a 1% CDSC if sold within one year.

3 These distribution and service fees are paid from the Fund's assets on a continuous basis. Over time, the fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The service fee for Class A, Class B and Class C shares is .25 of 1%. The distribution fee for Class A shares is limited to .30 of 1% (including the .25 of 1% service fee) and is .75 of 1% for Class B and Class C shares. For the fiscal year ending September 30, 2001, the Distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to .25 of 1% of the average daily net assets of the Class A shares.


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     PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND
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REDUCING OR WAIVING CLASS A'S INITIAL SALES CHARGE
The following describes the different ways investors can reduce or avoid paying Class A's initial sales charge.

Increase the Amount of Your Investment. You can reduce Class A's sales charge by increasing the amount of your investment. This table shows how the sales charge decreases as the amount of your investment increases.

                         SALES CHARGE AS %  SALES CHARGE AS %      DEALER
  AMOUNT OF PURCHASE     OF OFFERING PRICE OF AMOUNT INVESTED REALLOWANCE
  Less than $25,000                  5.00%              5.26%       4.75%
  $25,000 to $49,999                 4.50%              4.71%       4.25%
  $50,000 to $99,999                 4.00%              4.17%       3.75%
  $100,000 to $249,999               3.25%              3.36%       3.00%
  $250,000 to $499,999               2.50%              2.56%       2.40%
  $500,000 to $999,999               2.00%              2.04%       1.90%
  $1 million and above*               None               None        None


* If you invest $1 million or more, you can buy only Class A shares, unless you qualify to buy Class Z shares.

   To satisfy the purchase amounts above, you can:
  . Invest with an eligible group of related investors
  . Buy Class A shares of two or more Prudential mutual funds at the same time
  . Use your RIGHTS OF ACCUMULATION, which allow you to combine the current value of Prudential mutual fund shares you already own with the value of the shares you are purchasing for purposes of determining the applicable sales charge (note: you must notify the Transfer Agent if you qualify for Rights of Accumulation)
  . Sign a LETTER OF INTENT, stating in writing that you or an eligible group of related investors will purchase a certain amount of shares in the Fund and other Prudential mutual funds within 13 months.

   The Distributor may reallow Class A's sales charge to dealers.

Benefit Plans. Certain group retirement and savings plans may purchase Class A shares without the initial sales charge if they meet the required

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   How to Buy, Sell and
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minimum for amount of assets, average account balance or number of eligible employees. For more information about these requirements, call Prudential at
(800) 353-2847.

Mutual Fund Programs. The initial sales charge will be waived for investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments Advisory Group relating to:
  . Mutual fund "wrap" or asset allocation programs where the sponsor places
    Fund trades and charges its clients a management, consulting or other fee for its services, or
  . Mutual fund "supermarket" programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

   Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Fund in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

Other Types of Investors. Other investors pay no sales charge, including certain officers, employees or agents of Prudential and its affiliates, the Prudential mutual funds, the subadvisers of the Prudential mutual funds and registered representatives and employees of brokers that have entered into a dealer agreement with the Distributor. To qualify for a reduction or waiver of the sales charge, you must notify the Transfer Agent or your broker at the time of purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Reduction and Waiver of Initial Sales Charge--Class A Shares."

WAIVING CLASS C'S INITIAL SALES CHARGE
Benefit Plans. Certain group retirement plans may purchase Class C shares without the initial sales charge. For more information, call Prudential at
(800) 353-2847.


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     PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND
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Investment of Redemption Proceeds from Other Investment Companies. The initial sales charge will be waived for purchases of Class C shares if the purchase is made with money from the redemption of shares of any unaffiliated investment company, as long as the shares were not held in an account at Prudential Securities Incorporated (Prudential Securities) or one of its affiliates. Such purchases must be made within 60 days of the redemption. To qualify for this waiver, you must do one of the following:
  . Purchase your shares through an account at Prudential Securities, . Purchase your shares through an ADVANTAGE Account or an Investor Account with Pruco Securities Corporation, or
  . Purchase your shares through another broker.

   This waiver is not available to investors who purchase shares directly from the Transfer Agent. If you are entitled to the waiver, you must notify either the Transfer Agent or your broker, who may require any supporting documents they consider appropriate.

QUALIFYING FOR CLASS Z SHARES
Benefit Plans. Certain group retirement plans may purchase Class Z shares if they meet the required minimum for amount of assets, average account balance or number of eligible employees. For more information about these requirements, call Prudential at (800) 353-2847.

Mutual Fund Programs. Class Z shares also can be purchased by participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes the Fund as an available option. Class Z shares also can be purchased by investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments Advisory Group relating to:
  . Mutual fund "wrap" or asset allocation programs where the sponsor places
    Fund trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services, or
  . Mutual fund "supermarket" programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

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   How to Buy, Sell and
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   Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Fund in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

Other Types of Investors. Class Z shares also can be purchased by any of the following:
  . Certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential mutual funds are an available option,
  . Current and former Directors/Trustees of the Prudential mutual funds
    (including the Company), and
  . Prudential, with an investment of $10 million or more.

   In connection with the sale of shares, the Manager, the Distributor or one of their affiliates may pay brokers, financial advisers and other persons a commission of up to 4% of the purchase price for Class B shares, up to 2% of the purchase price for Class C shares and a finder's fee for Class A or Class Z shares from their own resources based on a percentage of the net asset value of shares sold or otherwise.

CLASS B SHARES CONVERT TO CLASS A SHARES AFTER APPROXIMATELY SEVEN YEARS

If you buy Class B shares and hold them for approximately seven years, we will automatically convert them into Class A shares without charge. At that time, we will also convert any Class B shares that you received with reinvested dividends and other distributions. Since the 12b-1 fees for Class A shares are lower than for Class B shares, converting to Class A shares lowers your Fund expenses.
   When we do the conversion, you will get fewer Class A shares than the number of converted Class B shares if the price of the Class A shares is higher than the price of Class B shares. The total dollar value will be the same, so you will not have lost any money by getting fewer Class A shares. We do the conversions quarterly, not on the anniversary date of your purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares-- Conversion Feature--Class B Shares."


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     PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND
                                           [GRAPHIC]  (800) 225-1852

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STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY
The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding.

For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the price of one share of the fund--or the NAV--is $10 ($1,000 divided by 100). Portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Company's Board. Most national newspapers report the
NAVs of most mutual funds, which allows investors to check the price of mutual funds daily.

   We determine the NAV of our shares once each business day at 4:15 p.m. New York time on days that the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on most national holidays and Good Friday. Because the Fund may invest in foreign securities, its NAV may change on days when you cannot buy or sell shares. We do not determine the NAV on days when we have not received any orders to purchase, sell or exchange Fund shares, or when changes in the value of the Fund's portfolio do not materially affect the NAV.
--------------------------------------------------------------------------------
MUTUAL FUND SHARES
The NAV of mutual fund shares changes every day because the value of a fund's portfolio changes constantly. For example, if Fund XYZ holds ACME Corp. stock in its portfolio and the price of ACME stock goes up while the value of the fund's other holdings remains the same and expenses don't change, the NAV of Fund XYZ will increase.

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What Price Will You Pay for Shares of the Fund?
For Class A and Class C shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase, plus an initial sales charge (unless you're entitled to a waiver). For Class B and Class Z shares, you will pay the NAV next determined after we receive your order to purchase (remember, there are no up-front sales charges for these share classes). Your broker may charge you a separate or additional fee for purchases of shares.

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STEP 4: ADDITIONAL SHAREHOLDER SERVICES
As a Fund shareholder, you can take advantage of the following services and privileges:

Automatic Reinvestment. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: ACCOUNT MAINTENANCE

P.O. BOX 8159

PHILADELPHIA, PA 19101

Automatic Investment Plan. You can make regular purchases of the Fund for as little as $50 by having the funds automatically withdrawn from your bank or brokerage account at specified intervals.

Retirement Plan Services. Prudential offers a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on IRAs, including Roth IRAs or SEP-IRAs for a one-person business, please contact your financial adviser. If you are interested in opening a 401(k) or other company-sponsored retirement plan (SIMPLES, SEP plans, Keoghs, 403(b) plans, pension and profit-sharing plans), your financial adviser will help you determine which retirement plan best meets your needs. Complete instructions about how to establish and maintain your plan and how to open accounts for you and your employees will be included in the retirement plan kit you receive in the mail.

The PruTector Program. Optional group term life insurance--which protects the value of your Prudential mutual fund investment for your beneficiaries against market declines--is available to investors who purchase their shares through Prudential. Eligible investors who apply for PruTector coverage after the initial 6-month enrollment period will need to


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     PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND
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provide satisfactory evidence of insurability. This insurance is subject to other restrictions and is not available in all states.

Systematic Withdrawal Plan. A systematic withdrawal plan is available that will provide you with monthly, quarterly, semi-annual or annual redemption checks. Remember, the sale of Class B and Class C shares may be subject to a CDSC.

Reports to Shareholders. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.

HOW TO SELL YOUR SHARES
You can sell your shares of the Fund for cash (in the form of a check) at any time, subject to certain restrictions.

   When you sell shares of the Fund--also known as redeeming your shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, your broker must receive your order to sell by 4:15 p.m. New York time to process the sale on that day. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: REDEMPTION SERVICES

P.O. BOX 8149

PHILADELPHIA, PA 19101

   Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge you a separate or additional fee for sales of shares.
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RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of the Fund, or when we may delay paying you the proceeds from a sale. As permitted by the Commission, this may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

   If you are selling more than $100,000 of shares, you want the redemption proceeds payable to or sent to someone or some place that is not in our records or you are a business or a trust and you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker-dealer or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares--Signature Guarantee."

CONTINGENT DEFERRED SALES CHARGE (CDSC)

If you sell Class B shares within six years of purchase or Class C shares within 18 months of purchase (one year for Class C shares purchased before November 2, 1998), you will have to pay a CDSC. To keep the CDSC as low as possible, we will sell amounts representing shares in the following order:
  . Amounts representing shares you purchased with reinvested dividends and distributions

  . Amounts representing the increase in NAV above the total amount of payments for shares made during the past six years for Class B shares and 18 months for Class C shares (one year for Class C shares purchased before November 2, 1998)
  . Amounts representing the cost of shares held beyond the CDSC period (six years for Class B shares and 18 months for Class C shares).

   Since shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you to avoid--or at least minimize--the CDSC.
   Having sold the exempt shares first, if there are any remaining shares that are subject to the CDSC, we will apply the CDSC to amounts


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representing the cost of shares held for the longest period of time within the applicable CDSC period.

   As we noted before in the "Share Class Comparison" chart, the CDSC for Class B shares is 5% in the first year, 4% in the second, 3% in the third, 2% in the fourth and 1% in the fifth and sixth years. The rate decreases on the first day of the month following the anniversary date of your purchase, not on the anniversary date itself. The CDSC is 1% for Class C shares-- which is applied to shares sold within 18 months of purchase (one year for Class C shares purchased before November 2, 1998). For both Class B and Class C shares, the CDSC is calculated based on the lesser of the original purchase price or the redemption proceeds. For purposes of determining how long you've held your shares, all purchases during the month are grouped together and considered to have been made on the last day of the month.
   The holding period for purposes of determining the applicable CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund.

WAIVER OF THE CDSC--CLASS B SHARES
The CDSC will be waived if the Class B shares are sold:

  . After a shareholder is deceased or disabled (or, in the case of a trust account, the death or disability of the grantor). This waiver applies to individual shareholders, as well as shares held in joint tenancy, provided the shares were purchased before the death or disability
  . To provide for certain distributions--made without IRS penalty-- from a tax-deferred retirement plan, IRA or Section 403(b) custodial account

  . On certain sales effected through a Systematic Withdrawal Plan.

   For more information on the above and other waivers, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Waiver of Contingent Deferred Sales Charge--Class B Shares."

WAIVER OF THE CDSC--CLASS C SHARES
Benefit Plans. The CDSC will be waived for redemptions by certain group retirement plans for which Prudential or brokers not affiliated with Prudential provide administrative or recordkeeping services. The CDSC also will be waived for certain redemptions by benefit plans sponsored by

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   How to Buy, Sell and
--------------------------------------------------------------------------------
   Exchange Shares of the Fund
--------------------------------------------------------------------------------

Prudential and its affiliates. For more information, call Prudential at
(800) 353-2847.

REDEMPTION IN KIND
If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

SMALL ACCOUNTS

If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares (without charging any CDSC) and close your account. We would do this to minimize the Fund's expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action. This involuntary sale does not apply to shareholders who own their shares as part of a 401(k) plan, an IRA or some other qualified or tax-deferred plan or account.

90-DAY REPURCHASE PRIVILEGE

After you redeem your shares, you have a 90-day period during which you may reinvest any of the redemption proceeds in shares of the same Fund and account without paying an initial sales charge. Also, if you paid a CDSC when you redeemed your shares, we will credit your new account with the appropriate number of shares to reflect the amount of the CDSC you paid. In order to take advantage of this one-time privilege, you must notify the Transfer Agent or your broker at the time of the repurchase. See the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

RETIREMENT PLANS
To sell shares and receive a distribution from a retirement account, call your broker or the Transfer Agent for a distribution request form. There are special distribution and income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer or plan trustee, you must arrange for the distribution


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     PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND
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   Exchange Shares of the Fund
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request to be signed and sent by the plan administrator or trustee. For additional information, see the SAI.

HOW TO EXCHANGE YOUR SHARES
You can exchange your shares of the Fund for shares of the same class in certain other Prudential mutual funds--including certain money market funds--if you satisfy the minimum investment requirements. For example, you can exchange Class A shares of the Fund for Class A shares of another Prudential mutual fund, but you can't exchange Class A shares for Class B, Class C or Class Z shares. Class B and Class C shares may not be exchanged into money market funds other than Prudential Special Money Market Fund, Inc. After an exchange, at redemption the CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund. We may change the terms of the exchange privilege after giving you 60 days' notice.
   If you hold shares through a broker, you must exchange shares through your broker. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING

P.O. BOX 8157

PHILADELPHIA, PA 19101

   There is no sales charge for such exchanges. However, if you exchange--and then sell--Class B shares within approximately six years of your original purchase or Class C shares within 18 months of your original purchase, you must still pay the applicable CDSC. If you have exchanged Class B or Class C shares into a money market fund, the time you hold the shares in the money market account will not be counted in calculating the required holding period for CDSC liability.

   Remember, as we explained in the section entitled "Fund Distributions and Tax Issues--If You Sell or Exchange Your Shares," exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than the amount that you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI, "Shareholder Investment Account--Exchange Privilege."

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   How to Buy, Sell and
--------------------------------------------------------------------------------
   Exchange Shares of the Fund
--------------------------------------------------------------------------------

   If you own Class B or Class C shares and qualify to purchase Class A shares without paying an initial sales charge, we will automatically exchange your Class B or Class C shares which are not subject to a CDSC for Class A shares. We make such exchanges on a quarterly basis if you qualify for this exchange privilege. We have obtained a legal opinion that this exchange is not a "taxable event" for federal income tax purposes. This opinion is not binding on the IRS.

FREQUENT TRADING
Frequent trading of Fund shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Fund's investments. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Fund's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Fund will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Fund by any person, group or commonly controlled account. The decision may be based upon dollar amount, volume and frequency of trading. The Fund may notify a market timer of rejection of an exchange or purchase order after the day the order is placed. If the Fund allows a market timer to trade Fund shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

TELEPHONE REDEMPTIONS OR EXCHANGES

You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852. In order to redeem or exchange your shares by telephone, you must call the Fund before 4:15 p.m. New York time. You will receive a redemption or exchange amount based on that day's NAV.

   The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not


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follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

   In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.

   The telephone redemption or exchange privilege may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Financial Highlights
--------------------------------------------------------------------------------

The financial highlights will help you evaluate the Fund's financial performance since its inception. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Fund, assuming reinvestment of all dividends and other distributions. The information is for each share class for the periods indicated.
   Review each chart with the financial statements and report of independent accountants, which appear in the annual report and the SAI and are available upon request. Additional performance information for each share class is contained in the annual report, which you can receive at no charge.

CLASS A SHARES
The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.

  CLASS A SHARES (FISCAL PERIODS ENDED 9-30)
------------------------------------------------------------------------------
  PER SHARE OPERATING PERFORMANCE                2000    1999    1998  1997/1/
  NET ASSET VALUE, BEGINNING OF PERIOD         $12.76  $10.98  $12.89   $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                           .04     .07     .15      .09
  Net realized and unrealized gain (loss) on
  investment transactions                        3.38    2.68  (1.32)     2.87
  TOTAL FROM INVESTMENT OPERATIONS               3.42    2.75  (1.17)     2.96
------------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income             --   (.06)   (.12)    (.07)
  Distributions from net realized gains        (1.36)   (.91)   (.62)       --
  TOTAL DISTRIBUTIONS                          (1.36)   (.97)   (.74)    (.07)
  NET ASSET VALUE, END OF PERIOD               $14.82  $12.76  $10.98   $12.89
  TOTAL RETURN/2/                              29.23%  26.00% (9.40)%   29.72%
------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA                       2000    1999    1998  1997/1/
  NET ASSETS, END OF PERIOD (000)             $66,117 $37,158 $31,339  $34,846
  Average net assets (000)                    $43,741 $35,815 $35,145  $27,008
  RATIOS TO AVERAGE NET ASSETS:
  Expenses, including distribution and
  service (12b-1) fees/4/                       1.19%   1.30%   1.31% 1.58%/3/
  Expenses, excluding distribution and
  service (12b-1) fees                           .94%   1.05%   1.06% 1.33%/3/
  Net investment income                          .64%    .54%   1.20%  .90%/3/
  Portfolio turnover                             145%    111%     99%      55%

--------------------------------------------------------------------------------
1 Information shown is for the period 11-7-96 (when Class A shares were first offered) through 9-30-97.
2 Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total returns for periods of less than one year are not annualized.
3  Annualized.
4 The Distributor of the Fund agreed to limit its distribution fees to .25 of 1% of the average daily net assets of the Class A shares.


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                                                      (800) 225-1852
     PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND
[GRAPHIC]

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   Financial Highlights
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CLASS B SHARES
The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.

  CLASS B SHARES (FISCAL PERIODS ENDED 9-30)
-----------------------------------------------------------------------------
  PER SHARE OPERATING PERFORMANCE              2000    1999     1998  1997/1/
  NET ASSET VALUE, BEGINNING OF PERIOD       $12.68  $10.96   $12.86   $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                (.02)   (.03)      .06      .02
  Net realized and unrealized gain (loss)
  on investment transactions                   3.31    2.67   (1.31)     2.86
  TOTAL FROM INVESTMENT OPERATIONS             3.29    2.64   (1.25)     2.88
-----------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income           --   (.01)    (.03)    (.02)
  Distributions from net realized gains      (1.36)   (.91)    (.62)       --
  TOTAL DISTRIBUTIONS                        (1.36)   (.92)    (.65)    (.02)
  NET ASSET VALUE, END OF PERIOD             $14.61  $12.68   $10.96   $12.86
  TOTAL RETURN/2/                            28.31%  24.98% (10.01)%   28.83%
-----------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA                     2000    1999     1998  1997/1/
  NET ASSETS, END OF PERIOD (000)          $108,440 $92,032  $84,751  $87,558
  Average net assets (000)                  $96,325 $94,904  $93,465  $62,575
  RATIOS TO AVERAGE NET ASSETS:
  Expenses, including distribution and
  service (12b-1) fees                        1.94%   2.05%    2.06% 2.33%/3/
  Expenses, excluding distribution and
  service (12b-1) fees                         .94%   1.05%    1.06% 1.33%/3/
  Net investment income                      (.12)%  (.20)%     .46%  .15%/3/
  Portfolio turnover                           145%    111%      99%      55%

--------------------------------------------------------------------------------
1 Information shown is for the period 11-7-96 (when Class B shares were first offered) through 9-30-97.
2 Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total returns for periods of less than one year are not annualized.
3  Annualized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Financial Highlights
--------------------------------------------------------------------------------

CLASS C SHARES
The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.

  CLASS C SHARES (FISCAL PERIODS ENDED 9-30)
---------------------------------------------------------------------------
  PER SHARE OPERATING PERFORMANCE             2000   1999     1998  1997/1/
  NET ASSET VALUE, BEGINNING OF PERIOD      $12.68 $10.96   $12.86   $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)               (.01)  (.02)      .06      .02
  Net realized and unrealized gain (loss)
  on investment transactions                  3.30   2.66   (1.31)     2.86
  TOTAL FROM INVESTMENT OPERATIONS            3.29   2.64   (1.25)     2.88
---------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income          --  (.01)    (.03)    (.02)
  Distributions from net realized gains     (1.36)  (.91)    (.62)       --
  TOTAL DISTRIBUTIONS                       (1.36)  (.92)    (.65)    (.02)
  NET ASSET VALUE, END OF PERIOD            $14.61 $12.68   $10.96   $12.86
  TOTAL RETURN/2/                           28.31% 24.98% (10.01)%   28.83%
---------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA                    2000   1999     1998  1997/1/
  NET ASSETS, END OF PERIOD (000)          $13,457 $7,636   $7,124   $7,111
  Average net assets (000)                  $9,977 $7,702   $7,734   $5,631
  RATIOS TO AVERAGE NET ASSETS:
  Expenses, including distribution and
  service (12b-1) fees                       1.94%  2.05%    2.06% 2.33%/3/
  Expenses, excluding distribution and
  service (12b-1) fees                        .94%  1.05%    1.06% 1.33%/3/
  Net investment income                     (.10)% (.19)%     .46%  .15%/3/
  Portfolio turnover                          145%   111%      99%      55%

--------------------------------------------------------------------------------
1 Information shown is for the period 11-7-96 (when Class C shares were first offered) through 9-30-97.
2 Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total returns for periods of less than one year are not annualized.
3  Annualized.


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     PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND      [GRAPHIC] (800) 225-1852

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   Financial Highlights
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CLASS Z SHARES
The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.

  CLASS Z SHARES (FISCAL PERIODS ENDED 9-30)
-------------------------------------------------------------------------------
  PER SHARE OPERATING PERFORMANCE                  2000   1999    1998  1997/1/
  NET ASSET VALUE, BEGINNING OF PERIOD           $12.80 $11.00  $12.93   $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                             .04    .09     .17      .10
  Net realized and unrealized gain (loss)
  on investment transactions                       3.44   2.69  (1.33)     2.92
  TOTAL FROM INVESTMENT OPERATIONS                 3.48   2.78  (1.16)     3.02
-------------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income               --  (.07)   (.15)    (.09)
  Distributions from net realized gains          (1.36)  (.91)   (.62)       --
  TOTAL DISTRIBUTIONS                            (1.36)  (.98)   (.77)    (.09)
  NET ASSET VALUE, END OF PERIOD                 $14.92 $12.80  $11.00   $12.93
  TOTAL RETURN/2/                                29.64% 26.31% (9.31)%   30.30%
-------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA                         2000   1999    1998  1997/1/
  NET ASSETS, END OF PERIOD (000)               $17,092 $4,263  $1,836     $609
  Average net assets (000)                       $8,446 $3,088  $1,374     $227
  RATIOS TO AVERAGE NET ASSETS:
  Expenses, including distribution and
  service (12b-1) fees                             .94%  1.05%   1.06% 1.33%/3/
  Expenses, excluding distribution and service
  (12b-1) fees                                     .94%  1.05%   1.06% 1.33%/3/
  Net investment income                            .96%   .76%   1.54% 1.15%/3/
  Portfolio turnover                               145%   111%     99%      55%

--------------------------------------------------------------------------------
1 Information shown is for the period 11-7-96 (when Class Z shares were first offered) through 9-30-97.
2 Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total returns for periods of less than one year are not annualized.
3  Annualized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   The Prudential Mutual Fund Family
--------------------------------------------------------------------------------

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Please read the prospectus carefully before you invest or send money.

STOCK FUNDS


Prudential Equity Fund, Inc.

Prudential Index Series Fund

 Prudential Stock Index Fund



Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
 Prudential Financial Services Fund
 Prudential Health Sciences Fund
 Prudential Technology Fund
 Prudential Utility Fund

Prudential Small Company Fund, Inc.

Prudential Tax-Managed Funds

 Prudential Tax-Managed Equity Fund

Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential 20/20 Focus Fund

Prudential U.S. Emerging Growth Fund, Inc.

Prudential Value Fund

The Prudential Investment Portfolios, Inc.

 Prudential Jennison Equity Opportunity Fund

 Prudential Jennison Growth Fund

Nicholas-Applegate Fund, Inc.
 Nicholas-Applegate Growth Equity Fund
Target Funds
 Large Capitalization Growth Fund
 Large Capitalization Value Fund
 Small Capitalization Growth Fund
 Small Capitalization Value Fund
ASSET ALLOCATION/BALANCED FUNDS

Prudential Diversified Funds
 Conservative Growth Fund
 Moderate Growth Fund
 High Growth Fund
The Prudential Investment Portfolios, Inc.
 Prudential Active Balanced Fund

GLOBAL FUNDS
GLOBAL STOCK FUNDS



Prudential Europe Growth Fund, Inc.




Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.

 Prudential Global Growth Fund

 Prudential International Value Fund

 Prudential Jennison International Growth Fund
Global Utility Fund, Inc.
Target Funds
 International Equity Fund

GLOBAL BOND FUND
Prudential Global Total Return Fund, Inc.

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     PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND
                                                [GRAPHIC]  (800) 225-1852

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--------------------------------------------------------------------------------


BOND FUNDS
TAXABLE BOND FUNDS

Prudential Government Income Fund, Inc.

Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.

Prudential Short-Term Corporate Bond Fund, Inc.

 Income Portfolio

Prudential Total Return Bond Fund, Inc.

Target Funds
 Total Return Bond Fund

TAX-EXEMPT BOND FUNDS
Prudential California Municipal Fund
 California Series
 California Income Series
Prudential Municipal Bond Fund
 High Income Series
 Insured Series
Prudential Municipal Series Fund
 Florida Series

 New Jersey Series
 New York Series


 Pennsylvania Series
Prudential National Municipals Fund, Inc.

MONEY MARKET FUNDS
TAXABLE MONEY MARKET FUNDS
Cash Accumulation Trust
 Liquid Assets Fund
 National Money Market Fund
Prudential Government Securities Trust
 Money Market Series
 U.S. Treasury Money Market Series
Prudential Special Money Market Fund, Inc.
 Money Market Series
Prudential MoneyMart Assets, Inc.

TAX-FREE MONEY MARKET FUNDS
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
 California Money Market Series
Prudential Municipal Series Fund


 New Jersey Money Market Series
 New York Money Market Series

COMMAND FUNDS
COMMAND Money Fund
COMMAND Government Fund
COMMAND Tax-Free Fund

INSTITUTIONAL MONEY MARKET FUND
Prudential Institutional Liquidity Portfolio, Inc.
 Institutional Money Market Series

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                                   Notes

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     PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND

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                                   Notes

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                                   Notes

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     PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND

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                                   Notes

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FOR MORE INFORMATION


Please read this prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact:
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)


Outside Brokers should contact:
Prudential Investment Management
   Services LLC
P.O. Box 8310
Philadelphia, PA 19101
(800) 778-8769


Visit Prudential's website at:
http://www.prudential.com


Additional information about the Fund can be obtained without charge and can be found in the following documents:
Statement of Additional Information (SAI)
 (incorporated by reference into this
 prospectus)
Annual Report
 (contains a discussion of the market
 conditions and investment strategies that significantly affected the Fund's performance)
Semi-Annual Report


MF172A


You can also obtain copies of Fund
documents from the Securities and
Exchange Commission as follows:
BY MAIL:
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
BY ELECTRONIC REQUEST:
publicinfo@sec.gov
  (The SEC charges a fee to copy
  documents.)
IN PERSON:
Public Reference Room in Washington, DC
  (For hours of operation, call
  1-202-942-8090.)
VIA THE INTERNET:
  on the EDGAR Database at
  http://www.sec.gov


CUSIP Numbers:          Quotron Symbols:

Class A--74437E 503     PJIAX

Class B--74437E 602     PJIBX

Class C--74437E 701     PJGCX

Class Z--74437E 800     PJGZX


Investment Company Act File No. 811-5055


[LOGO] Printed on Recycled Paper

                                                     PROSPECTUS DECEMBER 4, 2000


Prudential Jennison Growth Fund
(Class I Shares)

FUND TYPE Stock

OBJECTIVE Long-term growth of capital


Build on the Rock


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

                                                               [LOGO] Prudential

--------------------------------------------------------------------------------
   Risk/Return Summary
--------------------------------------------------------------------------------

Prudential Jennison Growth Fund ("the Fund") is a series of The Prudential Investment Portfolios, Inc. ("the Company"). Class I shares are offered exclusively for sale to a limited group of investors. Only Class I shares are offered through this prospectus. The Fund also offers Class A, Class B, Class C, and Class Z shares through the attached prospectus, dated December 8, 2000, which is a part of this prospectus.

FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.

 Shareholder Fees/1/ (paid directly from your investment)
--------------------------------------------------------------------------------

                                                               CLASS I
  Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                            None

  Maximum deferred sales charge (load)
  (as a percentage of the lower of original purchase price or
  sales proceeds)                                                None

  Maximum sales charge (load) imposed on reinvested dividends
  and other distributions                                        None

  Redemption fees                                                None

  Exchange fee                                                   None
----------------------------------------------------------------------


 Annual Fund Operating Expenses (deducted from Fund assets)

--------------------------------------------------
                                           CLASS I
  Management fees                            .58%
  + Distribution and service (12b-1) fees    None
  + Other expenses                           .05%
  = Total annual Fund operating expenses     .63%
--------------------------------------------------

1 Your broker may charge you a separate or additional fee for purchases and sales of shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Risk/Return Summary
--------------------------------------------------------------------------------


Example
This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds.
   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

           1 YR 3 YRS 5 YRS 10 YRS
  Class I  $64  $202  $351   $786

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                                                      [GRAPHIC]
     Prudential Jennison Growth Fund                  (800) 225-1852

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--------------------------------------------------------------------------------


The following information supplements "How the Fund is Managed--Distributor" in the attached Prospectus:
Prudential Investment Management Services LLC serves as Distributor of the Class I shares and incurs the expenses of distributing the Fund's Class I shares under a Distribution Agreement, none of which is paid for by the Fund.

The following information supplements "How to Buy, Sell and Exchange Shares of the Fund--How to Buy Shares" in the attached Prospectus:

Step 2: Choose a Share Class
Qualifying for Class I Shares

Class I shares of the Fund are available for purchase only by certain group retirement plans and other institutional investors if they meet the required minimum for amount of assets and other requirements. For more information about these requirements, call Prudential at (866) 338-3100.
   In connection with the sale of shares, the Manager, the Distributor or one of their affiliates may pay brokers, financial advisers and other persons a finder's fee for Class I shares from their own resources based on a percentage of the net asset value (NAV) of shares sold or otherwise.

Step 3: Understanding the Price You'll Pay
For Class I shares, you will pay the NAV next determined after we receive your order to purchase. Your broker may charge you a separate or additional fee for purchases of shares.

The following information supplements "How to Buy, Sell and Exchange Shares of the Fund--How to Exchange Your Shares" in the attached Prospectus:
You may not exchange Class I shares for shares of other Prudential mutual funds.

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FOR MORE INFORMATION

Please read this prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact







Visit Prudential's website at
http://www.prudential.com

Additional information about the Fund can be obtained without charge and can be found in the following documents:

Statement of Additional Information (SAI)
(incorporated by reference into this prospectus)

Annual Report
(contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance)

Semi-Annual Report






MF168I

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows

BY MAIL

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

BY ELECTRONIC REQUEST
publicinfo@sec.gov

 (The SEC charges a fee to copy
 documents.)

IN PERSON

Public Reference Room in Washington, DC
 (For hours of operation, call
 1-202-942-8090)

VIA THE INTERNET
 on the EDGAR Database at
 http://www.sec.gov

CUSIP Number                                                    NASDAQ Symbol

Class I--                                                       --

Investment Company Act File No. 811-07343

[GRAPHIC]   Printed on Recycled Paper

                              PROSPECTUS DECEMBER 8, 2000

Prudential
Jennison Growth Fund

FUND TYPE Stock

OBJECTIVE Long-term growth of capital




Build


                              on the Rock


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

                              [PRUDENTIAL LOGO]

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   Table of Contents
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 1   Risk/Return Summary
 1   Investment Objective and Principal Strategies
 1   Principal Risks
 3   Evaluating Performance
 4   Fees and Expenses
 6   How the Fund Invests
 6   Investment Objective and Policies
 7   Other Investments and Strategies
 12  Investment Risks
 16  How the Fund is Managed
 16  Board of Directors
 16  Manager
 16  Investment Adviser
 16  Portfolio Managers
 17  Distributor
 18  Fund Distributions and Tax Issues
 18  Distributions
 19  Tax Issues
 20  If You Sell or Exchange Your Shares
 22  How to Buy, Sell and Exchange Shares of the Fund
 22  How to Buy Shares
 30  How to Sell Your Shares
 34  How to Exchange Your Shares
 35  Telephone Redemptions or Exchanges
 36  Financial Highlights
 36  Class A Shares
 37  Class B Shares
 38  Class C Shares
 39  Class Z Shares
 40  The Prudential Mutual Fund Family
     For More Information (Back Cover)

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     PRUDENTIAL JENNISON GROWTH FUND       [GRAPHIC]  (800) 225-1852

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   Risk/Return Summary
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This section highlights key information about the PRUDENTIAL JENNISON GROWTH FUND, which we refer to as "the Fund." The Fund is a series of The Prudential Investment Portfolios, Inc. ("the Company"). Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is LONG-TERM GROWTH OF CAPITAL. This means we seek investments whose price will increase over several years. We normally invest at least 65% of total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that we believe have above-average growth prospects. These companies are generally considered medium- to large-capitalization companies. They tend to have a unique market niche, a strong new product profile or superior management. Equity-related securities in which the Fund primarily invests are common stocks, nonconvertible preferred stocks and convertible securities. We consider selling or reducing a stock position when, in the opinion of the investment adviser, the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movement.

   While we make every effort to achieve our objective, we can't guarantee success.
--------------------------------------------------------------------------------
WE'RE GROWTH INVESTORS
In deciding which stocks to buy, we use what is known as a growth investment style. This means we invest in stocks we believe could experience superior sales or earnings growth, or high returns on equity and assets.

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PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. Since the Fund invests primarily in equity-related securities, there is the risk that the price of a particular stock we own could go down, or the value of the equity markets or a sector of them could go down. Stock markets are volatile. Securities that the Fund invests in have historically been more volatile than the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and may present above-average risks. This means that when stock prices decline

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   Risk/Return Summary
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overall, the Fund may decline more than the S&P 500 Index. In addition, different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.


   Like any mutual fund, an investment in the Fund could lose value and you could lose money. For more detailed information about the risks associated with the Fund, see "How the Fund Invests--Investment Risks."

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


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     PRUDENTIAL JENNISON GROWTH FUND             [GRAPHIC]    (800) 225-1852

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   Risk/Return Summary
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EVALUATING PERFORMANCE
A number of factors--including risk--can affect how the Fund performs. The following bar chart shows the Fund's performance for each full calendar year of operation. The bar chart and table below demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Fund will achieve similar results in the future.

                                    [GRAPH]
                       Annual Returns* (Class A shares)
                                1996    14.33%
                                1997    31.26%
                                1998    37.75%
                                1999    41.60%

                     BEST QUARTER   30.12% (4th quarter of 1998)
                     WORST QUARTER -12.27% (3rd quarter of 1998)

* These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown. Without the distribution and service (12b-1) fee waiver, the annual returns would have been lower, too. The total return of the Class A shares from 1-1-00 to 9-30-00 was -1.02%.

 AVERAGE ANNUAL RETURNS/1/ (AS OF 12-31-99)

--------------------------------------------------
                      1 YR         SINCE INCEPTION
  Class A shares     34.52% 27.80% (since 11-2-95)
  Class B shares     35.53% 28.32% (since 11-2-95)
  Class C shares     38.13% 28.12% (since 11-2-95)
  Class Z shares     41.94% 32.72% (since 4-15-96)
  S&P 500 Index/2/   21.03% N/A/2/
  Lipper Average/3/  38.09% N/A/3/
--------------------------------------------------

1 The Fund's returns are after deduction of sales charges and expenses. Without the distribution and service (12b-1) fee waiver for Class A shares, the returns would have been lower.

2 The Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index)--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of any sales charges or operating expenses of a mutual fund. These returns would be lower if they included the effect of sales charges and operating expenses. S&P 500 returns since the inception of each class are 27.06% for Class A, Class B and Class C shares and 21.73% for Class Z shares. Source: Lipper Inc.

3 The Lipper Average is based on the average return of all mutual funds in the Lipper Large-Cap Growth Fund category and does not include the effect of any sales charges. Again, these returns would be lower if they included the effect of sales charges. Lipper returns since the inception of each class are 28.37% for Class A, Class B and Class C shares and 29.00% for Class Z shares.
  Source: Lipper Inc.

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   Risk/Return Summary
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FEES AND EXPENSES
These tables show the sales charges, fees and expenses that you may pay if you buy and hold shares of each share class of the Fund offered through this prospectus--Class A, B, C and Z. Each share class has different sales charges-- known as loads--and expenses, but represents an investment in the same fund. Class Z shares are available only to a limited group of investors. For more information about which share class may be right for you, see "How to Buy, Sell and Exchange Shares of the Fund."

 SHAREHOLDER FEES/1/ (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                CLASS A CLASS B CLASS C CLASS Z
  Maximum sales charge (load) imposed on             5%    None      1%    None
  purchases (as a percentage of offering
  price)

  Maximum deferred sales charge (load) (as a       None   5%/2/   1%/3/    None
  percentage of the lower of original purchase
  price or sale proceeds)

  Maximum sales charge (load) imposed on           None    None    None    None
  reinvested dividends and other distributions

  Redemption fees                                  None    None    None    None

  Exchange fee                                     None    None    None    None
-------------------------------------------------------------------------------


 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

-----------------------------------------------------------------------------
                                           CLASS A    CLASS B CLASS C CLASS Z
  Management fees                             .58%       .58%    .58%    .58%
  + Distribution and service (12b-1) fees     .30%/4/   1.00%   1.00%    None
  + Other expenses                            .16%       .16%    .16%    .16%
  = Total annual Fund operating expenses     1.04%      1.74%   1.74%    .74%
  - Fee waiver                                .05%       None    None    None
  = NET ANNUAL FUND OPERATING EXPENSES        .99%/4/   1.74%   1.74%    .74%
-----------------------------------------------------------------------------

1 Your broker may charge you a separate or additional fee for purchases and sales of shares.
2 The Contingent Deferred Sales Charge (CDSC) for Class B shares decreases by
  1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares convert to Class A shares approximately seven years after purchase.
3 The CDSC for Class C shares is 1% for shares redeemed within 18 months of purchase.
4 For the fiscal year ending September 30, 2001, the Distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to .25 of 1% of the average daily net assets of the Class A shares.


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   Risk/Return Summary
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EXAMPLE
This example will help you compare the fees and expenses of the Fund's different share classes and the cost of investing in the Fund with the cost of investing in other mutual funds.
   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for the Distributor's reduction of distribution and service (12b-1) fees for Class A shares during the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------

                  1 YR 3 YRS 5 YRS  10 YRS
  Class A shares  $591  $795 $1,015 $1,648
  Class B shares  $677  $848 $1,044 $1,760
  Class C shares  $375  $643 $1,034 $2,131
  Class Z shares  $ 76  $237 $  411 $  918
------------------------------------------

You would pay the following expenses on the same investment if you did not sell your shares:

--------------------------------------------------------------------------------

                  1 YR 3 YRS 5 YRS  10 YRS
  Class A shares  $591  $795 $1,015 $1,648
  Class B shares  $177  $548 $  944 $1,760
  Class C shares  $275  $643 $1,034 $2,131
  Class Z shares  $ 76  $237 $  411 $  918
------------------------------------------


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   How the Fund Invests
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--------------------------------------------------------------------------------
OUR GROWTH STYLE

Our portfolio managers invest in medium to large companies experiencing some or all of the following: above-average revenue and earnings per share growth, strong market position, improving profitability and distinctive attributes such as unique marketing ability, strong research and development and productive new product flow, and financial strength. Such companies generally trade at high prices relative to their current earnings.

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INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is LONG-TERM GROWTH OF CAPITAL. This means we seek investments whose price will increase over several years. While we make every effort to achieve our objective, we can't guarantee success.
   In pursuing our objective, we normally invest at least 65% of the Fund's total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that we believe have above-average growth prospects. These companies are generally medium- to large-capitalization companies. The Fund's investment adviser follows a highly disciplined investment selection and management process of identifying companies that show superior absolute and relative earnings growth and also are attractively valued. Earnings predictability and confidence in earnings forecasts are important parts of the selection process. Securities in which the Fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them, so the Fund is not likely to receive significant dividend income on its portfolio securities.

   In addition to common stocks, nonconvertible preferred stocks and convertible securities, equity-related securities in which the Fund invests include American Depositary Receipts (ADRs); warrants and rights that can be exercised to obtain stock; investments in various types of business ventures, including partnerships and joint ventures; real estate investment trusts (REITs) and similar securities. Convertible securities are securities--like bonds, corporate notes and preferred stocks--that we can convert into the company's common stock or some other equity security. We consider selling or reducing a stock position when, in the opinion of the investment adviser, the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price


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      6

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   How the Fund Invests
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objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movement.
   For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Funds, Their Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--contains additional information about the Fund. To obtain a copy, see the back cover page of this prospectus.
   The Fund's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board can change investment policies that are not fundamental.

OTHER INVESTMENTS AND STRATEGIES
In addition to the principal strategies, we also may use the following investment strategies to try to increase the Fund's returns or protect its assets if market conditions warrant.

OTHER EQUITY-RELATED SECURITIES

The Fund may invest in equity-related securities of companies that are undergoing changes in management or product or changes in marketing dynamics that have not yet been reflected in reported earnings (but are expected to affect earnings in the intermediate term). These securities often are not widely known and are favorably valued.

FOREIGN EQUITY SECURITIES

We may invest in foreign equity securities. We do not consider ADRs and other similar receipts or shares to be foreign securities.

SHORT SALES
The Fund may make SHORT SALES of a security. This means that the Fund may sell a security that it does not own when we think the value of the security will decline. The Fund generally borrows the security to deliver to the buyer in a short sale. The Fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when

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   How the Fund Invests
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the Fund replaces the borrowed security. The Fund also may make SHORT SALES "AGAINST THE BOX." In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security at no additional cost. When selling short against the box, the Fund gives up the opportunity for capital appreciation in the security.

U.S. GOVERNMENT SECURITIES
The Fund may invest in securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States, which means that payment of principal and interest are guaranteed, but market value is not. Some are supported only by the credit of the issuing agency and depend entirely on their own resources to repay their debt.

MORTGAGE-RELATED SECURITIES
We may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities. These securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages.
   Mortgage-related securities include collateralized mortgage obligations, multi-class pass-through securities and mortgage-backed securities. A COLLATERALIZED MORTGAGE OBLIGATION (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by U.S. governmental entities. A MULTI-CLASS PASS-THROUGH SECURITY is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income thereon provide the funds to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. The Fund also may invest in STRIPPED MORTGAGE-BACKED SECURITIES (MBS strips). MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently.

OTHER FIXED-INCOME SECURITIES
The Fund may invest in fixed-income securities rated investment-grade (Baa or higher by Moody's Investors Service, Inc. or BBB or higher by


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   How the Fund Invests
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Standard & Poor's Ratings Group, or the equivalent rating by another rating service) for capital appreciation purposes. These include corporate debt and other debt obligations of U.S. and foreign issuers. We also may invest in obligations that are not rated, but that we believe are of comparable quality to these obligations.

MONEY MARKET INSTRUMENTS

The Fund may temporarily hold cash or invest in high-quality foreign or domestic money market instruments pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs subject to the policy of normally investing at least 65% of the Fund's assets in equity-related securities. Money market instruments include the commercial paper of corporations; certificates of deposit, bankers' acceptances and other obligations of domestic and foreign banks; nonconvertible debt securities (corporate and government); short-term obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities; and cash (foreign currencies or U.S. dollars).

REPURCHASE AGREEMENTS

The Fund may also use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. This creates a fixed return for the Fund and is, in effect, a loan by the Fund. The Fund uses repurchase agreements for cash management purposes only.

TEMPORARY DEFENSIVE INVESTMENTS

In response to adverse market, economic or political conditions, we may temporarily invest up to 100% of the Fund's assets in high-quality foreign or domestic MONEY MARKET INSTRUMENTS. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Fund's assets when the equity markets are unstable.

DERIVATIVE STRATEGIES

We may use various derivative strategies to try to improve the Fund's returns. We may use hedging techniques to try to protect the Fund's assets. We cannot guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available, or that the Fund

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   How the Fund Invests
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will not lose money. Derivatives--such as futures, options, foreign currency forward contracts and options on futures--involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying investment--a security, market index, currency, interest rate or some other benchmark--will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Fund's overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Fund's underlying holdings.

Options. The Fund may purchase and sell put and call options on equity securities, stock indexes and foreign currencies traded on U.S. or foreign securities exchanges or in the over-the-counter market. An OPTION is the right to buy or sell securities or currencies in exchange for a premium. The Fund will sell only covered options.

Futures Contracts and Related Options

Foreign Currency Forward Contracts. The Fund may purchase and sell stock index futures contracts and related options on stock index futures. The Fund also may purchase and sell futures contracts on foreign currencies and related options on foreign currency futures contracts. A FUTURES CONTRACT is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. The Fund also may enter into foreign currency forward contracts to protect the value of its assets against future changes in the level of foreign exchange rates. A FOREIGN CURRENCY FORWARD CONTRACT is an obligation to buy or sell a given currency on a future date at a set price.

   For more information about these strategies, see the SAI, "Description of the Funds, Their Investments and Risks--Risk Management and Return Enhancement Strategies."

ADDITIONAL STRATEGIES
The Fund also follows certain policies when it BORROWS MONEY (the Fund can borrow up to 20% of the value of its total assets); LENDS ITS SECURITIES to others for cash management purposes (the Fund can lend up to 30% of


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   How the Fund Invests
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the value of its total assets including collateral received in the transaction); and HOLDS ILLIQUID SECURITIES (the Fund may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

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   How the Fund Invests
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INVESTMENT RISKS
As noted, all investments involve risk, and investing in the Fund is no exception. Since the Fund's holdings can vary significantly from broad market indexes, performance of the Fund can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Fund's principal investments and certain other non-principal investments the Fund may make. The investment types are listed in the order in which they normally will be used by the portfolio managers. See, too, "Description of the Funds, Their Investments and Risks" in the SAI.


 INVESTMENT TYPE

 % OF FUND'S TOTAL        RISKS                 POTENTIAL REWARDS
 ASSETS

 EQUITY-RELATED
 SECURITIES OF          . Individual stocks   . Historically,
 MEDIUM- TO LARGE-        could lose value      stocks have
 CAP COMPANIES               >                  outperformed
                                                other
                        . The equity            investments over
                          markets could go      the long term
                          down, resulting
                          in a decline in
                          value of the
                          Fund's
                          investments

 At least 65%
                                              . Generally,
                                                economic growth
                                                means higher
                                                corporate
                                                profits, which
                        . Changes in eco-       lead to an
                          nomic or politi-      increase in
                          cal conditions,       stock prices,
                          both domestic and     known as capital
                          international,        appreciation
                          may result in a
                          decline in value
                          of the Fund's in-
                          vestments
--------------------------------------------------------------------------------

 FOREIGN
 SECURITIES             . Foreign markets,
                          economies and       . Investors can
                          political systems     participate in
                          may not be as         foreign markets
                          stable as in the      and invest in
                          U.S.                  companies
                                                operating in
                                                those markets

 Up to 20%;
 usually less than
 10%

                        . Currency risk--
                          changing values
                          of foreign          . May profit from
                          currencies can        changing values
                          cause losses          of foreign
                                                currencies
                        . May be less
                          liquid than U.S.    . Opportunities
                          stocks and bonds      for
                                                diversification

                        . Differences in
                          foreign laws,
                          accounting
                          standards, public
                          information,
                          custody and
                          settlement
                          practices provide
                          less reliable
                          information on
                          foreign
                          investments and
                          involve more risk

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   How the Fund Invests
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 INVESTMENT TYPE (CONT'D)

 % OF FUND'S TOTAL        RISKS                 POTENTIAL REWARDS
 ASSETS

 SHORT SALES            . May magnify         . May magnify
                          underlying            underlying
                          investment losses     investment gains

 Up to 25% of net
 assets; usually        . Investment costs
 less than 10%            may exceed
                          potential
                          underlying
                          investment gains

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 DERIVATIVES            . Derivatives such    . The Fund could
                          as futures,           make money and
                          options and           protect against
                          foreign currency      losses if the
                          forward contracts     investment
                          that are used for     analysis proves
                          hedging purposes      correct
                          may not fully
                          offset the
                          underlying
                          positions and
                          this could result
                          in losses to the
                          Fund that would
                          not have
                          otherwise
                          occurred

 Percentage var-
 ies; usually less
 than 10%

                                              . Derivatives that
                                                involve leverage
                                                could generate
                                                substantial
                                                gains at low
                                                cost

                                              . One way to
                                                manage the
                                                Fund's
                                                risk/return
                                                balance is by
                        . Derivatives used      locking in the
                          for risk              value of an
                          management may        investment ahead
                          not have the          of time
                          intended effects
                          and may result in
                          losses or missed
                          opportunities

                        . The other party
                          to a derivatives
                          contract could
                          default

                        . Derivatives that
                          involve leverage
                          could magnify
                          losses

                        . Certain types of
                          derivatives
                          involve costs to
                          the Fund that can
                          reduce returns

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   How the Fund Invests
--------------------------------------------------------------------------------

 INVESTMENT TYPE (CONT'D)
 % OF FUND'S TOTAL        RISKS                 POTENTIAL REWARDS
 ASSETS
--------------------------------------------------------------------------------

 FIXED-INCOME           . The Fund's          . Regular interest
 OBLIGATIONS              holdings, share       income
                          price and total     . High-quality
                          return may            debt obligations
                          fluctuate in          are generally
                          response to bond      more secure than
                          market movements      stocks since
                                                companies must
                                                pay their debts
                                                before they pay
                                                dividends

 Up to 35%; usu-
 ally less than 1%

                        . Credit risk--the
                          risk that the
                          default of an
                          issuer would        . Most bonds will
                          leave the Fund        rise in value
                          with unpaid           when interest
                          interest or           rates fall
                          principal. The
                          lower a bond's      . Bonds have
                          quality, the          generally
                          higher its            outperformed
                          potential             money market
                          volatility            instruments over
                                                the long term,
                        . Market risk--the      with less risk
                          risk that the         than stocks
                          market value of
                          an investment may
                          move up or down,
                          sometimes rapidly   . Investment-grade
                          or unpredictably.     bonds have a
                          Market risk may       lower risk of
                          affect an             default than
                          industry, a           junk bonds
                          sector, or the
                          market as a whole
                        . Interest rate
                          risk--the risk
                          that the value of
                          most bonds will
                          fall when
                          interest rates
                          rise. The longer
                          a bond's maturity
                          and the lower its
                          credit quality,
                          the more its
                          value typically
                          falls. It can
                          lead to price
                          volatility

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   How the Fund Invests
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 INVESTMENT TYPE (CONT'D)
 % OF FUND'S TOTAL        RISKS                 POTENTIAL REWARDS
 ASSETS
--------------------------------------------------------------------------------

 MORTGAGE-RELATED       . Prepayment risk--   . Regular interest
 SECURITIES               the risk that the     income
                          underlying          . The U.S.
                          mortgage may be       government
                          prepaid partially     guarantees
 Up to 35%; usu-          or completely,        interest and
 ally less than 1%        generally during      principal
                          periods of            payments on
                          falling interest      certain
                          rates, which          securities
                          could adversely     . May benefit from
                          affect yield to       security
                          maturity and          interest in real
                          could require the     estate
                          Fund to reinvest      collateral
                          in lower-yielding   . Pass-through
                          securities            instruments
                                                provide greater
                                                diversification
                                                than direct
                                                ownership of
                        . Credit risk--the      loans
                          risk that the
                          underlying
                          mortgages will
                          not be paid by
                          debtors or by
                          credit insurers
                          or guarantors of
                          such instruments.
                          Some mortgage
                          securities are
                          unsecured or
                          secured by lower-
                          rated insurers or
                          guarantors and
                          thus may involve
                          greater risk
                        . See market risk
                          and interest rate
                          risk

--------------------------------------------------------------------------------

 U.S. GOVERNMENT        . Not all U.S.        . May preserve the
 SECURITIES               government            Fund's assets
                          securities are      . Regular interest
                          insured or            income
 Up to 35%; usu-          guaranteed by the   . Generally more
 ally less than 1%        U.S. government,      secure than
                          but only by the       lower-quality
                          issuing agency        debt securities
                                                and equity
                                                securities
                        . Limits potential
                          for capital
                          appreciation
                        . See market risk,    . Principal and
                          credit risk and       interest may be
                          interest rate         guaranteed by
                          risk                  the U.S.
                                                government

--------------------------------------------------------------------------------

 ILLIQUID               . May be difficult    . May offer a more
 SECURITIES               to value              attractive yield
                          precisely             or potential for
 Up to 15% of net                               growth than more
 assets                 . May be difficult      widely traded
                          to sell at the        securities
                          time or price
                          desired

--------------------------------------------------------------------------------

 MONEY MARKET           . Limits potential    . May preserve the
 INSTRUMENTS              for capital           Fund's assets
                          appreciation
 Up to 100% on a        . See credit risk
 temporary basis          and market risk

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

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   How the Fund is Managed
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BOARD OF DIRECTORS
The Company's Board of Directors oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies. The Board also oversees the Company's officers, who conduct and supervise the daily business operations of the Fund.

MANAGER
PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NJ 07102-4077

   Under a management agreement with the Fund, PIFM manages the Fund's investment operations and administers its business affairs. PIFM also is responsible for supervising the Fund's investment adviser. For the fiscal year ended September 30, 2000, the Fund paid PIFM management fees of .58% of the Fund's average net assets.

   PIFM and its 4 predecessors have served as manager or administrator to investment companies since 1987. As of October 31, 2000, PIFM served as the manager to all 48 of the Prudential mutual funds, and as manager or administrator to 21 closed-end investment companies, with aggregate assets of approximately $74.7 billion.

INVESTMENT ADVISER

Jennison Associates LLC (Jennison) is the Fund's investment adviser. Its address is 466 Lexington Avenue, New York, NY 10017. PIFM has responsibility for all investment advisory services, supervises Jennison and pays Jennison for its services. As of September 30, 2000, Jennison managed approximately $86.2 billion in assets. Jennison has served as an investment adviser to investment companies since 1990.

PORTFOLIO MANAGERS
SPIROS "SIG" SEGALAS has served as a portfolio manager of the Fund since February 1999. Mr. Segalas has been in the investment business for over 35 years and has managed equity portfolios for investment companies since 1990. He is a founding member, Director, President and Chief Investment Officer of Jennison. Mr. Segalas received his B.A. from Princeton University and is a member of the New York Society of Security Analysts.


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     PRUDENTIAL JENNISON GROWTH FUND       [GRAPHIC]  (800) 225-1852

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   How the Fund is Managed
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  KATHLEEN MCCARRAGHER, Director and Executive Vice President of Jennison, is also Jennison's Growth Equity Investment Strategist. She has been a portfolio manager of the Fund since February 1999. She joined Jennison in 1998 after a 17-year investment career, including positions at Weiss, Peck & Greer (1992 to 1998) as a portfolio manager and State Street Research and Management Co., where she was a member of the Investment Committee. She received her B.B.A. from the University of Wisconsin and her M.B.A. from Harvard Business School.

  MICHAEL A. DEL BALSO has been a portfolio manager of the Fund since May 2000. He is a Director and Executive Vice President of Jennison, where he has been part of the investment team since 1972. Mr. Del Balso is also Jennison's Director of Equity Research. Mr. Del Balso received his B.A. from Yale University and his M.B.A. from Columbia University. He is a member of the New York Society of Security Analysts.

DISTRIBUTOR
Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. The Fund has Distribution and Service Plans under Rule 12b-1 of the Investment Company Act. Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing the Fund's Class A, B, C and Z shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services for each class of shares offered through this prospectus other than Class Z. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables.

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   Fund Distributions and Tax Issues
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Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS of ordinary income and any realized net CAPITAL GAINS to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA), or some other qualified or tax-deferred plan or account. Dividends and distributions from the Fund also may be subject to state and local income taxes.
   Also, if you sell shares of the Fund for a profit, you may have to pay capital gains taxes on the amount of your profit, again unless you hold your shares in a qualified or tax-deferred plan or account.
   The following briefly discusses some of the important federal tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS

The Fund distributes DIVIDENDS of any net investment income to shareholders-- typically twice a year. For example, if the Fund owns ACME Corp. stock and the stock pays a dividend, the Fund will pay out a portion of this dividend to its shareholders, assuming the Fund's income is more than its costs and expenses. The dividends you receive from the Fund will be taxed as ordinary income whether or not they are reinvested in the Fund.
   The Fund also distributes realized net CAPITAL GAINS to shareholders-- typically once a year. Capital gains are generated when the Fund sells its assets for a profit. For example, if the Fund bought 100 shares of ACME Corp. stock for a total of $1,000 and more than one year later sold the shares for a total of $1,500, the Fund has net long-term capital gains of $500, which it will pass on to shareholders (assuming the Fund's total gains are greater than any losses it may have). Capital gains are taxed differently depending on how long the Fund holds the security--if a security is held more than one year before it is sold, LONG-TERM capital gains are taxed at the rate of 20%, but if the security is held one year or less, SHORT-TERM capital gains are taxed at ordinary income rates of up to 39.6%. Different rates apply to corporate shareholders.
   For your convenience, Fund distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Fund without any sales charge. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a


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   Fund Distributions and Tax Issues
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broker, you will receive a credit to your account. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "Step 4: Additional Shareholder Services" in the next section.

TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.

   Fund distributions are generally taxable to you in the calendar year they are received, except when we declare certain dividends in the fourth quarter and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year. Corporate shareholders generally are eligible for the 70% dividends-received deduction for certain dividends.

WITHHOLDING TAXES
If federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status, and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury 31% of your distributions and sale proceeds. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

IF YOU PURCHASE JUST BEFORE RECORD DATE
If you buy shares of the Fund just before the record date (the date that determines who receives the distribution), that distribution will be paid to you. As explained above, the distribution may be subject to income or capital gains taxes. You may think you've done well since you bought

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   Fund Distributions and Tax Issues
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----------------------------------------
                   CAPITAL GAIN
              +$   (taxes owed)
RECEIPTS
FROM SALE          OR

              -$   CAPITAL LOSS
                   (offset against gain)
----------------------------------------

shares one day and soon thereafter received a distribution. That is not so because when dividends are paid out, the value of each share of the Fund decreases by the amount of the dividend to reflect the payout, although this may not be apparent because the value of each share of the Fund also will be affected by market changes, if any. The distribution you receive makes up for the decrease in share value. However, the timing of your purchase does mean that part of your investment came back to you as taxable income.

QUALIFIED AND TAX-DEFERRED RETIREMENT PLANS
Retirement plans and accounts allow you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax deductible, although distributions from these plans generally are taxable. In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax-free. Please contact your financial adviser for information on a variety of Prudential mutual funds that are suitable for retirement plans offered by Prudential.

IF YOU SELL OR EXCHANGE YOUR SHARES

If you sell any shares of the Fund for a profit, you have REALIZED A CAPITAL GAIN, which is subject to tax unless you hold shares in a qualified or tax-deferred plan or account. The amount of tax you pay depends on how long you owned your shares. If you sell shares of the Fund for a loss, you may have a capital loss, which you may use to offset certain capital gains you have.
   If you sell shares and realize a loss, you will not be permitted to use the loss to the extent you replace the shares (including pursuant to the reinvestment of a dividend) within a 61-day period (beginning 30 days before the sale of the shares). If you acquire shares of the Fund and sell your shares within 90 days, you may not be allowed to include certain charges incurred in acquiring the shares for purposes of calculating gain or loss realized upon the sale of the shares.


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     PRUDENTIAL JENNISON GROWTH FUND       [GRAPHIC]  (800) 225-1852

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   Fund Distributions and Tax Issues
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   Exchanging your shares of the Fund for the shares of another Prudential mutual fund is considered a sale for tax purposes. In other words, it's a "taxable event." Therefore, if the shares you exchanged have increased in value since you purchased them, you have capital gains, which are subject to the taxes described above.
   Any gain or loss you may have from selling or exchanging Fund shares will not be reported on Form 1099; however, proceeds from the sale or exchange will be reported on Form 1099-B. Therefore, unless you hold your shares in a qualified or tax-deferred plan or account, you or your financial adviser should keep track of the dates on which you buy and sell--or exchange--Fund shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.

AUTOMATIC CONVERSION OF CLASS B SHARES

We have obtained a legal opinion that the conversion of Class B shares into Class A shares--which happens automatically approximately seven years after purchase--is not a "taxable event" because it does not involve an actual sale of your Class B shares. This opinion, however, is not binding on the Internal Revenue Service (IRS). For more information about the automatic conversion of Class B shares, see "Class B Shares Convert to Class A Shares After Approximately Seven Years" in the next section.

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   How to Buy, Sell and
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   Exchange Shares of the Fund
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HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT

If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Fund for you, call Prudential Mutual Fund Services LLC (PMFS) at (800) 225-1852 or contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES

P.O. BOX 8179

PHILADELPHIA, PA 19101

   You may purchase shares by check or wire. We do not accept cash or money orders. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. We have the right to reject any purchase order (including an exchange into the Fund) or suspend or modify the Fund's sale of its shares.

STEP 2: CHOOSE A SHARE CLASS
Individual investors can choose among Class A, Class B, Class C and Class Z shares of the Fund, although Class Z shares are available only to a limited group of investors.
   Multiple share classes let you choose a cost structure that better meets your needs. With Class A shares, you pay the sales charge at the time of purchase, but the operating expenses each year are lower than the expenses of Class B and Class C shares. With Class B shares, you only pay a sales charge if you sell your shares within six years (that is why it is called a Contingent Deferred Sales Charge or CDSC), but the operating expenses each year are higher than Class A share expenses. With Class C shares, you pay a 1% front-end sales charge and a 1% CDSC if you sell within 18 months of purchase, but the operating expenses are also higher than the expenses for Class A shares.
   When choosing a share class, you should consider the following:
  . The amount of your investment
  . The length of time you expect to hold the shares and the impact of varying distribution fees
  . The different sales charges that apply to each share class--Class A's front-end sales charge vs. Class B's CDSC vs. Class C's low front-end sales charge and low CDSC


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   Exchange Shares of the Fund
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  . Whether you qualify for any reduction or waiver of sales charges
  . The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase
  . Whether you qualify to purchase Class Z shares.
   See "How to Sell Your Shares" for a description of the impact of CDSCs.

Share Class Comparison. Use this chart to help you compare the Fund's different share classes. The discussion following this chart will tell you whether you are entitled to a reduction or waiver of any sales charges.

                            CLASS A          CLASS B         CLASS C          CLASS Z

  Minimum purchase          $1,000           $1,000          $2,500           None
  amount/1/

  Minimum amount for        $100             $100            $100             None
  subsequent purchases/1/

  Maximum initial           5% of the public None            1% of the public None
  sales charge              offering price                   offering price

  Contingent Deferred       None             If sold during: 1% on sales      None
  Sales Charge                               Year 1       5% made within
  (CDSC)/2/                                  Year 2       4% 18 months of
                                             Year 3       3% purchase/2/
                                             Year 4       2%
                                             Years 5/6    1%
                                             Year 7       0%

  Annual distribution and   .30 of 1%;       1%              1%               None
  service (12b-1) fees      (.25 of 1%
  shown as a percentage of  currently)
  average net assets/3/

1 The minimum investment requirements do not apply to certain retirement and employee savings plans and custodial accounts for minors. The minimum initial and subsequent investment for purchases made through the Automatic Investment Plan is $50. For more information, see "Additional Shareholder Services-- Automatic Investment Plan."
2 For more information about the CDSC and how it is calculated, see "How to Sell Your Shares--Contingent Deferred Sales Charge (CDSC)." Class C shares bought before November 2, 1998, have a 1% CDSC if sold within one year.
3 These distribution and service fees are paid from the Fund's assets on a continuous basis. Over time, the fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The service fee for Class A, Class B and Class C shares is .25 of 1%. The distribution fee for Class A shares is limited to .30 of 1% (including the .25 of 1% service fee) and is .75 of 1% for Class B and Class C shares. For the fiscal year ending September 30, 2001, the Distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to .25 of 1% of the average daily net assets of the Class A shares.

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   How to Buy, Sell and
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   Exchange Shares of the Fund
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REDUCING OR WAIVING CLASS A'S INITIAL SALES CHARGE
The following describes the different ways investors can reduce or avoid paying Class A's initial sales charge.

Increase the Amount of Your Investment. You can reduce Class A's sales charge by increasing the amount of your investment. This table shows how the sales charge decreases as the amount of your investment increases.

                         SALES CHARGE AS %  SALES CHARGE AS %      DEALER
  AMOUNT OF PURCHASE     OF OFFERING PRICE OF AMOUNT INVESTED REALLOWANCE
  Less than $25,000                  5.00%              5.26%       4.75%
  $25,000 to $49,999                 4.50%              4.71%       4.25%
  $50,000 to $99,999                 4.00%              4.17%       3.75%
  $100,000 to $249,999               3.25%              3.36%       3.00%
  $250,000 to $499,999               2.50%              2.56%       2.40%
  $500,000 to $999,999               2.00%              2.04%       1.90%
  $1 million and above*               None               None        None

* If you invest $1 million or more, you can buy only Class A shares, unless you qualify to buy Class Z shares.

   To satisfy the purchase amounts above, you can:
  . Invest with an eligible group of related investors
  . Buy Class A shares of two or more Prudential mutual funds at the same time
  . Use your RIGHTS OF ACCUMULATION, which allow you to combine the current value of Prudential mutual fund shares you already own with the value of the shares you are purchasing for purposes of determining the applicable sales charge (note: you must notify the Transfer Agent if you qualify for Rights of Accumulation)
  . Sign a LETTER OF INTENT, stating in writing that you or an eligible group of related investors will purchase a certain amount of shares in the Fund and other Prudential mutual funds within 13 months.

  The Distributor may reallow Class A's sales charge to dealers.

Benefit Plans. Certain group retirement and savings plans may purchase Class A shares without the initial sales charge if they meet the required


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minimum for amount of assets, average account balance or number of eligible employees. For more information about these requirements, call Prudential at
(800) 353-2847.

Mutual Fund Programs. The initial sales charge will be waived for investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments Advisory Group relating to:
  . Mutual fund "wrap" or asset allocation programs where the sponsor places
    Fund trades and charges its clients a management, consulting or other fee for its services, or
  . Mutual fund "supermarket" programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

   Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Fund in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

Other Types of Investors. Other investors pay no sales charge, including certain officers, employees or agents of Prudential and its affiliates, the Prudential mutual funds, the subadvisers of the Prudential mutual funds and registered representatives and employees of brokers that have entered into a dealer agreement with the Distributor. To qualify for a reduction or waiver of the sales charge, you must notify the Transfer Agent or your broker at the time of purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Reduction and Waiver of Initial Sales Charge-- Class A Shares."

WAIVING CLASS C'S INITIAL SALES CHARGE
Benefit Plans. Certain group retirement plans may purchase Class C shares without the initial sales charge. For more information, call Prudential at
(800) 353-2847.

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   How to Buy, Sell and
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   Exchange Shares of the Fund
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Investment of Redemption Proceeds from Other Investment Companies. The initial sales charge will be waived for purchases of Class C shares if the purchase is made with money from the redemption of shares of any unaffiliated investment company, as long as the shares were not held in an account at Prudential Securities Incorporated (Prudential Securities) or one of its affiliates. Such purchases must be made within 60 days of the redemption. To qualify for this waiver, you must do one of the following:
  . Purchase your shares through an account at Prudential Securities, . Purchase your shares through an ADVANTAGE Account or an Investor Account with Pruco Securities Corporation, or
  . Purchase your shares through another broker.

   This waiver is not available to investors who purchase shares directly from the Transfer Agent. If you are entitled to the waiver, you must notify either the Transfer Agent or your broker, who may require any supporting documents they consider appropriate.

QUALIFYING FOR CLASS Z SHARES
Benefit Plans. Certain group retirement plans may purchase Class Z shares if they meet the required minimum for amount of assets, average account balance or number of eligible employees. For more information about these requirements, call Prudential at (800) 353-2847.

Mutual Fund Programs. Class Z shares also can be purchased by participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes the Fund as an available option. Class Z shares also can be purchased by investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments Advisory Group relating to:
  . Mutual fund "wrap" or asset allocation programs where the sponsor places
    Fund trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services, or
  . Mutual fund "supermarket" programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.


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   Exchange Shares of the Fund
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   Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Fund in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

Other Types of Investors. Class Z shares also can be purchased by any of the following:
  . Certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential mutual funds are an available option,
  . Current and former Directors/Trustees of the Prudential mutual funds
    (including the Company), and
  . Prudential, with an investment of $10 million or more.

   In connection with the sale of shares, the Manager, the Distributor or one of their affiliates may pay brokers, financial advisers and other persons a commission of up to 4% of the purchase price for Class B shares, up to 2% of the purchase price for Class C shares and a finder's fee for Class A or Class Z shares from their own resources based on a percentage of the net asset value of shares sold or otherwise.

CLASS B SHARES CONVERT TO CLASS A SHARES AFTER APPROXIMATELY SEVEN YEARS

If you buy Class B shares and hold them for approximately seven years, we will automatically convert them into Class A shares without charge. At that time, we will also convert any Class B shares that you received with reinvested dividends and other distributions. Since the 12b-1 fees for Class A shares are lower than for Class B shares, converting to Class A shares lowers your Fund expenses.
   When we do the conversion, you will get fewer Class A shares than the number of converted Class B shares if the price of the Class A shares is higher than the price of Class B shares. The total dollar value will be the same, so you will not have lost any money by getting fewer Class A shares. We do the conversions quarterly, not on the anniversary date of your purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares-- Conversion Feature--Class B Shares."

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   How to Buy, Sell and
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   Exchange Shares of the Fund
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STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY
The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding.
For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the price of one share of the fund--or the NAV--is $10 ($1,000 divided by 100). Portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Company's Board. Most national newspapers report the
NAVs of most mutual funds, which allows investors to check the price of mutual funds daily.

   We determine the NAV of our shares once each business day at 4:15 p.m. New York time on days that the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on most national holidays and Good Friday. Because the Fund may invest in foreign securities, its NAV may change on days when you cannot buy or sell shares. We do not determine the NAV on days when we have not received any orders to purchase, sell or exchange Fund shares, or when changes in the value of the Fund's portfolio do not materially affect the NAV.
--------------------------------------------------------------------------------
MUTUAL FUND SHARES
The NAV of mutual fund shares changes every day because the value of a fund's portfolio changes constantly. For example, if Fund XYZ holds ACME Corp. stock in its portfolio and the price of ACME stock goes up while the value of the fund's other holdings remains the same and expenses don't change, the NAV of Fund XYZ will increase.

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What Price Will You Pay for Shares of the Fund?
For Class A and Class C shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase, plus an initial sales charge (unless you're entitled to a waiver). For Class B and Class Z shares, you will pay the NAV next determined after we receive your order to purchase (remember, there are no up-front sales charges for these share classes). Your broker may charge you a separate or additional fee for purchases of shares.


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STEP 4: ADDITIONAL SHAREHOLDER SERVICES
As a Fund shareholder, you can take advantage of the following services and privileges:

Automatic Reinvestment. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: ACCOUNT MAINTENANCE
P.O. BOX 8159
PHILADELPHIA, PA 19101

Automatic Investment Plan. You can make regular purchases of the Fund for as little as $50 by having the funds automatically withdrawn from your bank or brokerage account at specified intervals.

Retirement Plan Services. Prudential offers a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on IRAs, including Roth IRAs or SEP-IRAs for a one-person business, please contact your financial adviser. If you are interested in opening a 401(k) or other company-sponsored retirement plan (SIMPLES, SEP plans, Keoghs, 403(b) plans, pension and profit-sharing plans), your financial adviser will help you determine which retirement plan best meets your needs. Complete instructions about how to establish and maintain your plan and how to open accounts for you and your employees will be included in the retirement plan kit you receive in the mail.

The PruTector Program. Optional group term life insurance--which protects the value of your Prudential mutual fund investment for your beneficiaries against market declines--is available to investors who purchase their shares through Prudential. Eligible investors who apply for PruTector coverage after the initial 6-month enrollment period will need to provide satisfactory evidence of insurability. This insurance is subject to other restrictions and is not available in all states.

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   How to Buy, Sell and
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Systematic Withdrawal Plan. A systematic withdrawal plan is available that will provide you with monthly, quarterly, semi-annual or annual redemption checks. Remember, the sale of Class B and Class C shares may be subject to a CDSC.

Reports to Shareholders. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.

HOW TO SELL YOUR SHARES
You can sell your shares of the Fund for cash (in the form of a check) at any time, subject to certain restrictions.
   When you sell shares of the Fund--also known as redeeming your shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, your broker must receive your order to sell by 4:15 p.m. New York time to process the sale on that day. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: REDEMPTION SERVICES
P.O. BOX 8149
PHILADELPHIA, PA 19101

   Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge you a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES
There are certain times when you may not be able to sell shares of the Fund, or when we may delay paying you the proceeds from a sale. As


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     PRUDENTIAL JENNISON GROWTH FUND       [GRAPHIC]  (800) 225-1852

   How to Buy, Sell and
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   Exchange Shares of the Fund
--------------------------------------------------------------------------------

permitted by the Commission, this may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

   If you are selling more than $100,000 of shares, you want the redemption proceeds payable to or sent to someone or some place that is not in our records, or you are a business or a trust and you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker-dealer or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares--Signature Guarantee."

CONTINGENT DEFERRED SALES CHARGE (CDSC)

If you sell Class B shares within six years of purchase or Class C shares within 18 months of purchase (one year for Class C shares purchased before November 2, 1998), you will have to pay a CDSC. To keep the CDSC as low as possible, we will sell amounts representing shares in the following order:
  . Amounts representing shares you purchased with reinvested dividends and distributions
  . Amounts representing the increase in NAV above the total amount of payments for shares made during the past six years for Class B shares and 18 months for Class C shares (one year for Class C shares purchased before November 2, 1998)
  . Amounts representing the cost of shares held beyond the CDSC period (six years for Class B shares and 18 months for Class C shares).

   Since shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you to avoid--or at least minimize--the CDSC.
   Having sold the exempt shares first, if there are any remaining shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.

--------------------------------------------------------------------------------

   How to Buy, Sell and
--------------------------------------------------------------------------------
   Exchange Shares of the Fund
--------------------------------------------------------------------------------

   As we noted before in the "Share Class Comparison" chart, the CDSC for Class B shares is 5% in the first year, 4% in the second, 3% in the third, 2% in the fourth and 1% in the fifth and sixth years. The rate decreases on the first day of the month following the anniversary date of your purchase, not on the anniversary date itself. The CDSC is 1% for Class C shares-- which is applied to shares sold within 18 months of purchase (one year for Class C shares purchased before November 2, 1998). For both Class B and Class C shares, the CDSC is calculated based on the lesser of the original purchase price or the redemption proceeds. For purposes of determining how long you've held your shares, all purchases during the month are grouped together and considered to have been made on the last day of the month.
   The holding period for purposes of determining the applicable CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund.

WAIVER OF THE CDSC--CLASS B SHARES
The CDSC will be waived if the Class B shares are sold:
  . After a shareholder is deceased or disabled (or, in the case of a trust account, the death or disability of the grantor). This waiver applies to individual shareholders, as well as shares held in joint tenancy, provided the shares were purchased before the death or disability
  . To provide for certain distributions--made without IRS penalty--from a tax-deferred retirement plan, IRA or Section 403(b) custodial account
  . On certain sales effected through a Systematic Withdrawal Plan.

   For more information on the above and other waivers, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Waiver of Contingent Deferred Sales Charge--Class B Shares."

WAIVER OF THE CDSC--CLASS C SHARES
Benefit Plans. The CDSC will be waived for redemptions by certain group retirement plans for which Prudential or brokers not affiliated with Prudential provide administrative or recordkeeping services. The CDSC also will be waived for certain redemptions by benefit plans sponsored by Prudential and its affiliates. For more information, call Prudential at (800) 353-2847.


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     PRUDENTIAL JENNISON GROWTH FUND       [GRAPHIC]  (800) 225-1852

   How to Buy, Sell and
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   Exchange Shares of the Fund
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REDEMPTION IN KIND
If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

SMALL ACCOUNTS
If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares (without charging any CDSC) and close your account. We would do this to minimize the Fund's expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action. This involuntary sale does not apply to shareholders who own their shares as part of a 401(k) plan, an IRA or some other qualified or tax-deferred plan or account.

90-DAY REPURCHASE PRIVILEGE
After you redeem your shares, you have a 90-day period during which you may reinvest any of the redemption proceeds in shares of the same Fund and account without paying an initial sales charge. Also, if you paid a CDSC when you redeemed your shares, we will credit your new account with the appropriate number of shares to reflect the amount of the CDSC you paid. In order to take advantage of this one-time privilege, you must notify the Transfer Agent or your broker at the time of the repurchase. See the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

RETIREMENT PLANS
To sell shares and receive a distribution from a retirement account, call your broker or the Transfer Agent for a distribution request form. There are special distribution and income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer or plan trustee, you must arrange for the distribution request to be signed and sent by the plan administrator or trustee. For additional information, see the SAI.

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   How to Buy, Sell and
--------------------------------------------------------------------------------
   Exchange Shares of the Fund
--------------------------------------------------------------------------------


HOW TO EXCHANGE YOUR SHARES
You can exchange your shares of the Fund for shares of the same class in certain other Prudential mutual funds--including certain money market funds--if you satisfy the minimum investment requirements. For example, you can exchange Class A shares of the Fund for Class A shares of another Prudential mutual fund, but you can't exchange Class A shares for Class B, Class C or Class Z shares. Class B and Class C shares may not be exchanged into money market funds other than Prudential Special Money Market Fund, Inc. After an exchange, at redemption the CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund. We may change the terms of the exchange privilege after giving you 60 days' notice.
   If you hold shares through a broker, you must exchange shares through your broker. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 8157
PHILADELPHIA, PA 19101

   There is no sales charge for such exchanges. However, if you exchange --and then sell--Class B shares within approximately six years of your original purchase or Class C shares within 18 months of your original purchase, you must still pay the applicable CDSC. If you have exchanged Class B or Class C shares into a money market fund, the time you hold the shares in the money market account will not be counted in calculating the required holding period for CDSC liability.

   Remember, as we explained in the section entitled "Fund Distributions and Tax Issues--If You Sell or Exchange Your Shares," exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than the amount that you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI, "Shareholder Investment Account--Exchange Privilege."
   If you own Class B or Class C shares and qualify to purchase Class A shares without paying an initial sales charge, we will automatically exchange your Class B or Class C shares which are not subject to a CDSC for Class A shares. We make such exchanges on a quarterly basis if you qualify for this exchange privilege. We have obtained a legal opinion that this exchange is not a "taxable event" for federal income tax purposes. This opinion is not binding on the IRS.


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     PRUDENTIAL JENNISON GROWTH FUND       [GRAPHIC]  (800) 225-1852

   How to Buy, Sell and
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   Exchange Shares of the Fund
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FREQUENT TRADING
Frequent trading of Fund shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Fund's investments. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Fund's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Fund will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Fund by any person, group or commonly controlled account. The decision may be based upon dollar amount, volume and frequency of trading. The Fund may notify a market timer of rejection of an exchange or purchase order after the day the order is placed. If the Fund allows a market timer to trade Fund shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

TELEPHONE REDEMPTIONS OR EXCHANGES

You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852. In order to redeem or exchange your shares by telephone, you must call the Fund before 4:15 p.m. New York time. You will receive a redemption or exchange amount based on that day's NAV.
   The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
   In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.
   The telephone redemption or exchange procedure may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.

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--------------------------------------------------------------------------------
   Financial Highlights
--------------------------------------------------------------------------------

The financial highlights will help you evaluate the Fund's financial performance since its inception. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Fund, assuming reinvestment of all dividends and other distributions. The information is for each share class for the periods indicated.
   Review each chart with the financial statements and report of independent accountants, which appear in the annual report and the SAI and are available upon request. Additional performance information for each share class is contained in the annual report, which you can receive at no charge.

CLASS A SHARES

The financial highlights for the four years ended September 30, 2000 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the period from November 2, 1995 through September 30, 1996 were audited by other independent auditors, whose reports were unqualified.

  CLASS A SHARES (FISCAL PERIODS ENDED 9-30)
  PER SHARE OPERATING
  PERFORMANCE                        2000      1999     1998     1997   1996/1/
  NET ASSET VALUE, BEGINNING
  OF PERIOD                        $20.05    $14.44   $15.39   $10.97    $10.00
  INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
  (loss)/4/                         (0.09)    (.08)    (.04)    (.03)     (.03)
  Net realized and unrealized
  gain on investment
  transactions                       5.42      6.23      .40     4.45      1.00
  TOTAL FROM INVESTMENT
  OPERATIONS                         5.33      6.15      .36     4.42       .97
-------------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
  Distributions from net
  realized gains                    (1.18)    (.54)   (1.31)       --        --
  NET ASSET VALUE, END OF
  PERIOD                           $24.20    $20.05   $14.44   $15.39    $10.97
  TOTAL RETURN/2/                  27.02%    43.58%    3.02%   40.29%     9.70%
  RATIOS/SUPPLEMENTAL DATA           2000      1999     1998     1997   1996/1/
  NET ASSETS, END OF PERIOD
  (000)                        $1,745,454  $911,467 $446,996 $145,022   $85,440
  Average net assets (000)     $1,489,790  $748,315 $251,118 $105,982   $70,667
  RATIOS TO AVERAGE NET
  ASSETS:
  Expenses, including
  distribution and service
  (12b-1) fees/5/                    .99%     1.05%    1.08%    1.09%  1.23%/3/
  Expenses, excluding
  distribution and service
  (12b-1) fees                       .74%      .80%     .83%     .84%   .98%/3/
  Net investment income
  (loss)                           (.35)%    (.44)%   (.26)%   (.25)% (.37)%/3/
  Portfolio turnover                  83%       56%      58%      63%       42%

--------------------------------------------------------------------------------
1 Information shown is for the period 11-2-95 (when Class A shares were first offered) through 9-30-96.
2 Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.
3 Annualized.

4 Calculated based on average shares outstanding during the period.
5 The Distributor of the Fund agreed to limit its distribution fees to .25 of 1% of the average daily net assets of the Class A shares.


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     PRUDENTIAL JENNISON GROWTH FUND       [GRAPHIC]  (800) 225-1852

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   Financial Highlights
--------------------------------------------------------------------------------

CLASS B SHARES

The financial highlights for the four years ended September 30, 2000 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the period from November 2, 1995 through September 30, 1996 were audited by other independent auditors, whose reports were unqualified.

  CLASS B SHARES (FISCAL PERIODS ENDED 9-30)
  PER SHARE OPERATING
  PERFORMANCE                      2000       1999     1998     1997    1996/1/
  NET ASSET VALUE,
  BEGINNING OF PERIOD            $19.43     $14.11   $15.18   $10.89     $10.00
  INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
  (loss)/4/                       (.26)      (.22)    (.15)    (.12)      (.10)
  Net realized and
  unrealized gain on
  investment transactions          5.24       6.08      .39     4.41        .99
  TOTAL FROM INVESTMENT
  OPERATIONS                       4.98       5.86      .24     4.29        .89
-------------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
  Distributions from net
  realized gains                 (1.18)      (.54)   (1.31)       --         --
  NET ASSET VALUE, END OF
  PERIOD                         $23.23     $19.43   $14.11   $15.18     $10.89
  TOTAL RETURN/2/                26.04%     42.51%    2.21%   39.39%      8.90%
  RATIOS/SUPPLEMENTAL DATA         2000       1999     1998     1997    1996/1/
  NET ASSETS, END OF PERIOD
  (000)                      $2,216,911 $1,506,839 $708,463 $419,405   $231,541
  Average net assets (000)   $2,158,641 $1,236,825 $557,823 $299,476   $162,412
  RATIOS TO AVERAGE NET
  ASSETS:
  Expenses, including
  distribution and service
  (12b-1) fees                    1.74%      1.80%    1.83%    1.84%   1.98%/3/
  Expenses, excluding
  distribution and service
  (12b-1) fees                     .74%       .80%     .83%     .84%    .98%/3/
  Net investment income
  (loss)                        (1.10)%    (1.19)%  (1.01)%  (1.00)% (1.12)%/3/
  Portfolio turnover                83%        56%      58%      63%        42%

--------------------------------------------------------------------------------
1 Information shown is for the period 11-2-95 (when Class B shares were first offered) through 9-30-96.
2 Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.
3 Annualized.

4 Calculated based on average shares outstanding during the period.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Financial Highlights
--------------------------------------------------------------------------------


CLASS C SHARES

The financial highlights for the four years ended September 30, 2000 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the period from November 2, 1995 through September 30, 1996 were audited by other independent auditors, whose reports were unqualified.

  CLASS C SHARES (FISCAL PERIODS ENDED 9-30)
  PER SHARE OPERATING
  PERFORMANCE                      2000      1999    1998    1997    1996/1/
  NET ASSET VALUE, BEGINNING
  OF PERIOD                      $19.43    $14.11  $15.18  $10.89     $10.00
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income
  (loss)/4/                        (.26)    (.22)   (.15)   (.12)      (.10)
  Net realized and unrealized
  gain on investment
  transactions                     5.24      6.08     .39    4.41        .99
  TOTAL FROM INVESTMENT
  OPERATIONS                       4.98      5.86     .24    4.29        .89
----------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
  Distributions from net
  realized gains                  (1.18)    (.54)  (1.31)      --         --
  NET ASSET VALUE, END OF
  PERIOD                         $23.23    $19.43  $14.11  $15.18     $10.89
  TOTAL RETURN/2/                26.04%    42.51%   2.21%  39.39%      8.90%
  RATIOS/SUPPLEMENTAL DATA         2000      1999    1998    1997    1996/1/
  NET ASSETS, END OF PERIOD
  (000)                        $291,542  $141,770 $45,126 $25,134    $15,281
  Average net assets (000)     $242,939   $98,033 $35,337 $18,248    $12,550
  RATIOS TO AVERAGE NET
  ASSETS:
  Expenses, including
  distribution and service
  (12b-1) fees                    1.74%     1.80%   1.83%   1.84%   1.98%/3/
  Expenses, excluding
  distribution and service
  (12b-1) fees                     .74%      .80%    .83%    .84%    .98%/3/
  Net investment income
  (loss)                        (1.10)%   (1.20)% (1.01)% (1.00)% (1.12)%/3/
  Portfolio turnover                83%       56%     58%     63%        42%

--------------------------------------------------------------------------------
1 Information shown is for the period 11-2-95 (when Class C shares were first offered) through 9-30-96.
2 Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.
3 Annualized.

4 Calculated based on average shares outstanding during the period.


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     PRUDENTIAL JENNISON GROWTH FUND       [GRAPHIC]  (800) 225-1852

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   Financial Highlights
--------------------------------------------------------------------------------

CLASS Z SHARES

The financial highlights for the four years ended September 30, 2000 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the period from April 15, 1996 through September 30, 1996 were audited by other independent auditors, whose reports were unqualified.

  CLASS Z SHARES (FISCAL PERIODS ENDED 9-30)
  PER SHARE OPERATING PERFORMANCE         2000        1999       1998     1997   1996/1/
  NET ASSET VALUE, BEGINNING OF
  PERIOD                                $20.24      $14.53     $15.45   $10.98    $10.32
  INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)/4/         (.02)      (.04)         --       --      (.02)
  Net realized and unrealized gain
  on investment transactions              5.46        6.29        .39     4.47       .68
  TOTAL FROM INVESTMENT OPERATIONS        5.44        6.25        .39     4.47       .66
-----------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
  Distributions from net realized
  gains                                  (1.18)      (.54)     (1.31)       --        --
  NET ASSET VALUE, END OF PERIOD        $24.50      $20.24     $14.53   $15.45    $10.98
  TOTAL RETURN/2/                       27.39%      43.94%      3.22%   40.71%     6.40%
  RATIOS/SUPPLEMENTAL DATA                2000        1999       1998     1997   1996/1/
  NET ASSETS, END OF PERIOD (000)   $2,962,816  $1,893,457 $1,021,903 $609,869  $362,416
  Average net assets (000)          $2,733,194  $1,596,809   $810,296 $455,684   $26,829
  RATIOS TO AVERAGE NET ASSETS:
  Expenses, including distribution
  and service (12b-1) fees                .74%        .80%       .83%     .84%   .98%/3/
  Expenses, excluding distribution
  and service (12b-1) fees                .74%        .80%       .83%     .84%   .98%/3/
  Net investment income (loss)          (.10)%      (.19)%     (.01)%       -- (.12)%/3/
  Portfolio turnover                       83%         56%        58%      63%       42%

--------------------------------------------------------------------------------
1 Information shown is for the period 4-15-96 (when Class Z shares were first offered) through 9-30-96.
2 Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.
3 Annualized.

4 Calculated based on average shares outstanding during the period.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   The Prudential Mutual Fund Family
--------------------------------------------------------------------------------

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Please read the prospectus carefully before you invest or send money.
STOCK FUNDS

Prudential Equity Fund, Inc.
Prudential Index Series Fund
 Prudential Stock Index Fund

Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
 Prudential Financial Services Fund
 Prudential Health Sciences Fund
 Prudential Technology Fund
 Prudential Utility Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Funds
 Prudential Tax-Managed Equity Fund
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential 20/20 Focus Fund
Prudential U.S. Emerging Growth Fund, Inc.
Prudential Value Fund

The Prudential Investment Portfolios, Inc.

 Prudential Jennison Equity Opportunity Fund

 Prudential Jennison Growth Fund

Nicholas-Applegate Fund, Inc.
 Nicholas-Applegate Growth Equity Fund
Target Funds
 Large Capitalization Growth Fund
 Large Capitalization Value Fund
 Small Capitalization Growth Fund
 Small Capitalization Value Fund

ASSET ALLOCATION/BALANCED FUNDS
Prudential Diversified Funds
 Conservative Growth Fund
 Moderate Growth Fund
 High Growth Fund
The Prudential Investment Portfolios, Inc.
 Prudential Active Balanced Fund

GLOBAL FUNDS

GLOBAL STOCK FUNDS
Prudential Europe Growth Fund, Inc.
Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
 Prudential Global Growth Fund
 Prudential International Value Fund
 Prudential Jennison International Growth Fund
Global Utility Fund, Inc.
Target Funds
 International Equity Fund

GLOBAL BOND FUND
Prudential Global Total Return Fund, Inc.


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     PRUDENTIAL JENNISON GROWTH FUND       [GRAPHIC]  (800) 225-1852

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

BOND FUNDS
TAXABLE BOND FUNDS
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
 Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
 Total Return Bond Fund

TAX-EXEMPT BOND FUNDS
Prudential California Municipal Fund
 California Series
 California Income Series
Prudential Municipal Bond Fund
 High Income Series
 Insured Series
Prudential Municipal Series Fund
 Florida Series
 New Jersey Series
 New York Series
 Pennsylvania Series
Prudential National Municipals Fund, Inc.
MONEY MARKET FUNDS
TAXABLE MONEY MARKET FUNDS
Cash Accumulation Trust
 Liquid Assets Fund
 National Money Market Fund
Prudential Government Securities Trust
 Money Market Series
 U.S. Treasury Money Market Series
Prudential Special Money Market Fund, Inc.
 Money Market Series
Prudential MoneyMart Assets, Inc.

TAX-FREE MONEY MARKET FUNDS
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
 California Money Market Series
Prudential Municipal Series Fund
 New Jersey Money Market Series
 New York Money Market Series

COMMAND FUNDS
COMMAND Money Fund
COMMAND Government Fund
COMMAND Tax-Free Fund

INSTITUTIONAL MONEY MARKET FUND
Prudential Institutional Liquidity Portfolio, Inc.
 Institutional Money Market Series

--------------------------------------------------------------------------------

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                                     Notes




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     PRUDENTIAL JENNISON GROWTH FUND       [GRAPHIC]  (800) 225-1852

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                                     Notes



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                                     Notes




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     PRUDENTIAL JENNISON GROWTH FUND       [GRAPHIC]  (800) 225-1852

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                                     Notes



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FOR MORE INFORMATION

Please read this prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)


Outside Brokers should contact
Prudential Investment Management
    Services LLC
P.O. Box 8310
Philadelphia, PA 19101
(800) 778-8769

Visit Prudential's website at
http://www.prudential.com


Additional information about the Fund can be obtained without charge and can be found in the following documents
Statement of Additional Information (SAI)
  (incorporated by reference into this
  prospectus)
Annual Report
  (contains a discussion of the market
  conditions and investment strategies that significantly affected the Fund's performance)
Semi-Annual Report


MF168A


You can also obtain copies of Fund
documents from the Securities and
Exchange Commission as follows
BY MAIL
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
BY ELECTRONIC REQUEST
publicinfo@sec.gov
  (The SEC charges a fee to copy
  documents.)
IN PERSON
Public Reference Room in Washington, DC
  (For hours of operation, call
  1-202-942-8090)
VIA THE INTERNET
  on the EDGAR Database at
  http://www.sec.gov


CUSIP Numbers             NASDAQ Symbols

Class A--74437E107        PJFAX

Class B--74437E206        PJFBX

Class C--74437E305        PJFCX

Class Z--74437E404        PJFZX


Investment Company Act File No. 811-07343


[LOGO]  Printed on Recycled Paper

                  THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

                      Statement of Additional Information

                          dated December 8, 2000

  The Prudential Investment Portfolios, Inc. (the Company) is an open-end, diversified, management investment company consisting of three series:
Prudential Active Balanced Fund (Active Balanced Fund), Prudential Jennison Growth Fund (Growth Fund) and Prudential Jennison Equity Opportunity Fund (Equity Opportunity Fund) (each a Fund and collectively the Funds).

  The investment objective of Active Balanced Fund is to seek income and long-term growth of capital by investing in a portfolio of equity-related, fixed-income and money market securities which is actively managed to capitalize on opportunities created by perceived misvaluation.

  The investment objective of Growth Fund is long-term growth of capital. The Growth Fund seeks to achieve this objective by investing primarily in equity securities (common stock, preferred stock and securities convertible into common stock) of established companies with above-average growth prospects. Current income, if any, is incidental. Under normal market conditions, the Growth Fund intends to invest at least 65% of its total assets in equity securities of companies that exceed $1 billion in market capitalization.

  The primary investment objective of Equity Opportunity Fund is long-term growth of capital and income, with current income as a secondary objective. The Equity Opportunity Fund seeks to achieve this objective by investing primarily in common stocks of established companies with growth prospects believed to be underappreciated by the market.

  Each Fund may also engage in various derivative transactions, such as using options on stocks, stock indexes and foreign currencies, entering into foreign currency exchange contracts and the purchase and sale of futures contracts on stock indexes and options thereon to hedge its portfolio and to attempt to enhance return.

  There can be no assurance that the Funds' investment objectives will be achieved. See "Description of the Funds, Their Investments and Risks."

  The Company's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and its telephone number is (800) 225-1852.

  This Statement of Additional Information is not a prospectus and should be read in conjunction with Active Balanced Fund's Prospectus, Growth Fund's Prospectus and Equity Opportunity Fund's Prospectus, each dated December 8, 2000, copies of which may be obtained from the Company upon request.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Company History............................................................ B-2
Description of the Funds, Their Investments and Risks...................... B-2
Investment Restrictions.................................................... B-21
Management of the Company.................................................. B-24
Control Persons and Principal Holders of Securities........................ B-27
Investment Advisory and Other Services..................................... B-28
Brokerage Allocation and Other Practices................................... B-35
Capital Shares, Other Securities and Organization.......................... B-37
Purchase, Redemption and Pricing of Fund Shares............................ B-38
Shareholder Investment Account............................................. B-48
Net Asset Value............................................................ B-52
Taxes, Dividends and Distributions......................................... B-53
Performance Information.................................................... B-56
Financial Statements....................................................... B-59
Description of Security Ratings............................................ A-1
Appendix I--General Investment Information................................. I-1
Appendix II--Historical Performance Data................................... II-1

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MF172B

                                COMPANY HISTORY

  The Company changed its name from Prudential Jennison Fund, Inc. to Prudential Jennison Series Fund, Inc., effective on September 10, 1996, in connection with the offering of a second series, Prudential Jennison Growth & Income Fund (Growth & Income Fund). The existing series of the Company was redesignated Prudential Jennison Growth Fund (Growth Fund). On August 27, 1997, the Company added a third series, Prudential Jennison Active Balanced Fund. Prudential Jennison Active Balanced Fund did not commence operations until January 23, 1998, when it acquired the assets of Prudential Active Balanced Fund, a series of Prudential Index Series Fund (formerly Prudential Dryden Fund). On May 29, 1998, the Company changed its name to The Prudential Investment Portfolios, Inc., in connection with the replacement of Prudential Jennison Active Balanced Fund's investment adviser and Prudential Jennison Active Balanced Fund's name was changed to Prudential Active Balanced Fund (Active Balanced Fund). On May 30, 2000, the Growth & Income Fund changed its name to the Prudential Jennison Equity Opportunity Fund (Equity Opportunity
Fund).

             DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

  Classification. The Company is an open-end, diversified, management investment company consisting of three series. Each series operates as a separate fund with its own investment objectives and policies.

  Investment Strategies, Policies and Risks. The investment objective of the Active Balanced Fund is to seek income and long-term growth of capital by investing in a portfolio of equity, fixed-income and money market securities which is actively managed to capitalize on opportunities created by perceived misvaluation. The investment objective of the Growth Fund is long-term growth of capital. The Growth Fund seeks to achieve this objective by investing primarily in equity securities (common stock, preferred stock and securities convertible into common stock) of established companies with above-average growth prospects. Current income, if any, is incidental. Under normal market conditions, the Growth Fund intends to invest at least 65% of its total assets in equity securities of companies that exceed $1 billion in market capitalization. The primary investment objective of the Equity Opportunity Fund is long-term growth of capital and income, with current income as a secondary objective. The Equity Opportunity Fund seeks to achieve its objectives by investing primarily in common stocks of established companies with growth prospects believed to be underappreciated by the market. While the principal investment policies and strategies for seeking to achieve a Fund's objective are described in its Prospectus, a Fund may from time to time also use the securities, instruments, policies and principal and non-principal strategies described below in trying to achieve its objective. A Fund may not succeed in achieving its objective and you could lose money.

  The terms "investment adviser" and "Subadviser" refer, in the case of Growth Fund and Equity Opportunity Fund, to Jennison Associates LLC (Jennison), and in the case of Active Balanced Fund, to The Prudential Investment Corporation, doing business as Prudential Investments (PI). See "Management of the Company" below.

Equity-Related Securities

  Each Fund may invest in equity-related securities. Equity-related securities include common stocks, preferred stocks, securities convertible or exchangeable for common stocks or preferred stocks, equity investments in partnerships, joint ventures, other forms of non-corporate investments, American Depositary Receipts (ADRs) and American Depositary Shares (ADSs), and warrants and rights exercisable for equity securities.

  ADRs and ADSs are U.S. dollar-denominated certificates or shares issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank and traded on a U.S. exchange or in an over-the-counter market. Generally, ADRs and ADSs are in registered form. There are no fees imposed on the purchase or sale of ADRs when purchased from the issuing bank or trust company in the initial underwriting, although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of ADRs or ADSs into the underlying securities. Investment in ADRs and ADSs has certain advantages over direct investment in the underlying foreign securities since:
(1) ADRs and ADSs are U.S. dollar-denominated investments that are registered domestically, easily transferable, and for which market quotations are readily available; and (2) issuers whose securities are represented by ADRs or ADSs are usually subject to comparable auditing, accounting and financial reporting standards as domestic issuers.

  A convertible security is a bond, debenture, corporate note, preferred stock or other similar security that may be converted at a stated price within a specified period of time into a certain quantity of the common stock or other equity securities of the same or a different issuer. A warrant or right entitles the holder to purchase equity securities at a specific price for a specific period of time. Convertible securities are senior to common stocks in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation dependent upon a market price advance in the convertible security's underlying common stock.

  In general, the market value of a convertible security is at least the higher of its "investment value" (that is, its value as a fixed-income security) or its "conversion value" (that is, its value upon conversion into its underlying common stock). A convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer. In recent years, convertible securities have been developed which combine higher or lower current income with options and other features. Each Fund may invest in these types of convertible securities.

  The Growth Fund may invest in convertible securities which are rated investment grade or in unrated securities of comparable quality. The Equity Opportunity Fund may invest in convertible securities which are rated below investment grade or in unrated securities of comparable quality. The Active Balanced Fund may invest in convertible securities which are rated below investment grade or in unrated securities of comparable quality.

U.S. Government Securities

  U.S. Treasury Securities. Each Fund is permitted to invest in U.S. Treasury securities, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

  Securities Issued or Guaranteed by U.S. Government Agencies and Instrumentalities. Each Fund may invest in securities issued by agencies of the U.S. government or instrumentalities of the U.S. government except that the Equity Opportunity Fund does not intend to invest in mortgage-related securities. These obligations, including those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. Obligations of the Government National Mortgage Association (GNMA), the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments. Securities in which a Fund may invest which are not backed by the full faith and credit of the United States include obligations such as those issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association, the Student Loan Marketing Association, Resolution Funding Corporation and the Tennessee Valley Authority, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Farm Credit System, the obligations of which may be satisfied only by the individual credit of the issuing agency. FHLMC investments may include collateralized mortgage obligations.

  Obligations issued or guaranteed as to principal and interest by the U.S. government may be acquired by a Fund in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are commonly referred to as Treasury strips.

Mortgage-Related Securities

  The Active Balanced Fund and the Growth Fund may invest in mortgage-backed securities, including those which represent undivided ownership interests in pools of mortgages, issued by the U.S. government or an issuing agency or instrumentality which guarantees the payment of interest on and principal of these securities. However, the guarantees do not extend to the yield or value of the securities nor do the guarantees extend to the yield or value of a Fund's shares. The Active Balanced Fund also may invest in mortgage-backed securities issued by private entities. Mortgage-backed securities are in most cases "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid repayment than their maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. A Fund's ability to invest in high-yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities which have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses. During periods of rising interest rates, the rate of prepayment of mortgages underlying mortgage-backed securities can be expected to decline, extending the projected average maturity of the mortgage-backed securities. This maturity extension risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

  The Active Balanced Fund and the Growth Fund may invest in both adjustable rate mortgage securities (ARMs), which are pass-through mortgage securities collateralized by adjustable rate mortgages, and fixed-rate mortgage securities (FRMs), which are collateralized by fixed-rate mortgages.

  Private mortgage-backed securities in which the Active Balanced Fund may invest represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies.

  The Active Balanced Fund expects that private and governmental entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously was customary. As new types of mortgage-backed securities are developed and offered to investors, the Active Balanced Fund, consistent with its investment objective and policies, will consider making investments in those new types of securities.

  The average maturity of pass-through pools of mortgage-related securities varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. Common practice is to assume that prepayments will result in an average life ranging from two to ten years for pools of fixed rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.

  Because prepayments of principal generally occur when interest rates are declining, it is likely that a Fund will have to reinvest the proceeds of prepayments at lower interest rates than those at which the assets were previously invested. If this occurs, the Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable maturity, although these securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that a Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

  Government stripped mortgage-related interest only (IOs) and principal only
(POs) securities in which the Growth Fund and Active Balanced Fund may invest are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that a Fund will be able to effect a trade of IOs or POs at a time when it wishes to do so. A Fund will acquire IOs and POs only if, in the opinion of the Fund's Subadviser, a secondary market for the securities exists at the time of acquisition, or is subsequently expected. Each Fund will treat IOs and POs that are not U.S. government securities as illiquid and will limit its investments in these securities, together with other illiquid investments, in order not to hold more than 15% of its net assets in illiquid securities. With respect to IOs and POs that are issued by the U.S. government, the Subadviser, subject to the supervision of the Board of Directors, may determine that such securities are liquid, if it determines the securities can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

  Investment in IOs and POs involves the risks normally associated with investing in government and government agency mortgage-related securities. In addition, the yields on IOs and POs are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on IOs and increasing the yield to maturity on POs. Sufficiently high prepayment rates could result in the Fund not fully recovering its initial investment in an IO.

  Collateralized Mortgage Obligations

  The Growth Fund and Active Balanced Fund also may invest in, among other things, parallel pay Collateralized Mortgage Obligations (CMOs), and Planned Amortization Class CMOs (PAC Bonds). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds always are parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

  In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the underlying mortgage assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-backed securities.

  In reliance on Securities and Exchange Commission (Commission) rules and orders, a Fund's investments in certain qualifying CMOs, including CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits
(REMICs ), are not subject to the limitations of the Investment Company Act of 1940, as amended (Investment Company Act) on acquiring interests in other investment companies. In order to be able to rely on the Commission's interpretation, the CMOs and REMICs must be unmanaged, fixed-asset issuers that (i) invest primarily in mortgage-backed securities, (ii) do not issue redeemable securities, (iii) operate under general exemptive orders exempting them from all provisions of the Investment Company Act, and (iv) are not registered or regulated under the Investment Company Act as investment companies. To the extent that a Fund selects CMOs or REMICs that do not meet the above requirements, the Fund may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

Asset-Backed Securities

  The Active Balanced Fund may invest in asset-backed securities that represent either fractional interests or participations in pools of leases, retail installment loans or revolving credit receivables held by a trust or limited purpose finance subsidiary. Such asset-backed securities may be secured by the underlying assets (such as certificates for automobile receivables) or may be unsecured (such as credit card receivable securities). Depending on the structure of the asset-backed security, monthly or quarterly payments of principal and interest or interest only are passed through or paid through to certificate holders. Asset-backed securities may be guaranteed up to certain amounts by guarantees, insurance or letters of credit issued by a financial institution affiliated or unaffiliated with the originator of the pool.

  Underlying automobile sales contracts and credit card receivables are, of course, subject to prepayment (although to a lesser degree than mortgage pass-through securities), which may shorten the securities' weighted average life and reduce their overall return to certificate holders. On the other hand, asset-backed securities may present certain risks that are not presented by mortgage-backed securities. Primarily, these securities often do not have the benefit of a security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, the security interests in the underlying automobiles are often not transferred when the pool is created, with the resulting possibility that the collateral could be resold.

  Unlike traditional fixed-income securities, interest and principal payments on asset-backed securities are made more frequently, usually monthly, and principal may be prepaid at any time. As a result, if the Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce yield to maturity. Certificate holders may also experience delays in payment if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective and policies, the Fund may invest in other asset-backed securities that may be developed in the future.

  Types of Credit Enhancement. Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support, which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any fees for credit support, although the existence of credit support may increase the price of a security.

Custodial Receipts

  The Active Balanced Fund may acquire custodial receipts or certificates, such as CATS, TIGRs and FICO Strips, underwritten by securities dealers or banks, that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. government, its agencies or instrumentalities. The underwriters of these certificates or receipts purchase a U.S. government security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the U.S. government security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. government securities.

  There are a number of risks associated with investments in custodial receipts. Although typically under the terms of a custodial receipt, the Fund is authorized to assert its rights directly against the issuer of the underlying obligation, the Fund may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, if the underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, if the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.

Liquidity Puts

  The Active Balanced Fund may purchase instruments together with the right to resell the instruments at an agreed-upon price or yield, within a specified period prior to the maturity date of the instruments. This instrument is commonly known as a "put bond" or a "tender option bond."

  Consistent with its investment objective, the Active Balanced Fund may purchase a put so that it will be fully invested in securities while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The Fund will generally exercise the puts or tender options on their expiration date when the exercise price is higher than the current market price for the related fixed income security. Puts or tender options may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to the expiration date in the event the Subadviser for the Fund revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts or tender options prior to their expiration date and in selecting which puts or tender options to exercise in such circumstances, the Fund's Subadviser considers, among other things, the amount of cash available to the Fund, the expiration dates of the available puts or tender options, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Fund.

  These instruments are not deemed to be "put options" for purposes of the Active Balanced Fund's investment restriction.

Lower-Rated and Unrated Debt Securities

  The Active Balanced Fund and the Equity Opportunity Fund may invest, to a limited extent, in lower-rated and unrated debt securities. Non-investment grade fixed-income securities are rated lower than Baa (or the equivalent rating or, if not rated, determined by the Subadviser to be of comparable quality to securities so rated) and are commonly referred to as high risk or high yield securities or "junk" bonds. High yield securities are generally riskier than higher quality securities and are subject to more credit risk, including risk of default, and the prices of such securities are more volatile than higher quality securities. Such securities may also have less liquidity than higher quality securities. The Active Balanced Fund is not authorized to invest in excess of 20% of the Fund's total assets in non-investment grade fixed-income securities. The Equity Opportunity Fund may not invest more than 10% of its net assets in non-investment grade fixed-income securities.

  Fixed-income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (that is, high yield or high risk) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. An investment adviser considers both credit risk and market risk in making investment decisions for a Fund.

  Under adverse economic conditions, there is a risk that highly leveraged issuers may be unable to service their debt obligations or to repay their obligations upon maturity. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities and, from time to time, it may be more difficult to value high yield securities than more highly rated securities. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the investment adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Fund's net asset value.

  Lower-rated fixed-income securities present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Also, as the principal value of fixed-income securities moves inversely with movements in interest rates, in the event of rising interest rates, the value of the securities held by the Fund may decline proportionately more than a fund consisting of higher-rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower-rated securities.

Foreign Securities

  Each Fund is permitted to invest in foreign corporate and government securities. "Foreign government securities" include debt securities issued or guaranteed, as to payment of principal and interest, by governments, quasi-governmental entities, governmental agencies, supranational entities and other governmental entities (collectively, Government Entities) of foreign countries denominated in the currencies of such countries or in U.S. dollars (including debt securities of a Government Entity in any such country denominated in the currency of another such country).

  A "supranational entity" is an entity constituted by the national governments of several countries to promote economic development. Examples of such supranational entities include, among others, the World Bank (International Bank for Reconstruction and Development), the European Investment Bank and the Asian Development Bank. Debt securities of "quasi-governmental entities" are issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's "full faith and credit" and general taxing powers. Examples of quasi-government issuers include, among others, the Province of Ontario and the City of Stockholm.

  Risk Factors and Special Considerations of Investing in Foreign Securities

  Foreign securities involve certain risks, which should be considered carefully by an investor in any Fund. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possible imposition of exchange controls and the risk of currency fluctuations. Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. government, its instrumentalities or agencies. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States and there is a possibility of expropriation, confiscatory taxation or diplomatic developments which could affect investment.

  Additional costs could be incurred in connection with the Funds' international investment activities. Foreign brokerage commissions are generally higher than U.S. brokerage commissions. Increased custodian costs as well as administrative difficulties (such as the applicability of foreign laws to foreign custodians in various circumstances) may be associated with the maintenance of assets in foreign jurisdictions.

  If the security is denominated in a foreign currency, it will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Funds' securities denominated in that currency. Such changes also will affect the Funds' income and distributions to shareholders. In addition, although a Fund will receive income in such currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after a Fund's income has been accrued and translated into U.S. dollars, the Fund could be required to liquidate portfolio securities to make such distributions, particularly in instances in which the amount of income the Fund is required to distribute is not immediately reduced by the decline in such currency. Similarly, if an exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred. A Fund may, but need not, enter into foreign currency forward contracts, options on foreign currencies and futures contracts on foreign currencies and related options, for hedging purposes, including: locking-in the U.S. dollar price of the purchase or sale of securities denominated in a foreign currency; locking-in the U.S. dollar equivalent of dividends to be paid on such securities which are held by the Fund; and protecting the U.S. dollar value of such securities which are held by the Fund.

  Shareholders should be aware that investing in the equity markets of developing countries involves exposure to economies that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries. The risks associated with investments in foreign securities, described above, may be greater with respect to investments in developing countries.

  Risk Factors and Special Considerations of Investing in Euro-Denominated Securities

  On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each member state's national currency. By July 1, 2002, the euro is expected to become the sole legal tender of the member states. During the transition period, each Fund will treat the euro as a separate currency from the national currency of any member state.

  The adoption by the member states of the euro will eliminate the substantial currency risk among member states and will likely affect the investment process and considerations of a Fund's investment adviser. To the extent a Fund holds non-U.S. dollar-denominated securities, including those denominated in the euro, the Fund will still be subject to currency risk due to fluctuations in those currencies as compared to the U.S. dollar.

  The medium- to long-term impact of the introduction of the euro in member states cannot be determined with certainty at this time. In addition to the effects described above, it is likely that more general long-term ramifications can be expected, such as changes in economic environment and changes in behavior of investors, all of which will impact a Fund's investments.

Risk Management and Return Enhancement Strategies

  Each Fund also may engage in various portfolio strategies, including using derivatives, to reduce certain risks of its investments and to attempt to enhance return. A Fund, and thus its investors, may lose money if the Fund is unsuccessful in its use of these strategies. These strategies currently include the use of options, foreign currency forward contracts and futures contracts and options thereon. The Active Balanced Fund also may purchase and sell currency spot contracts. A Fund's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations and there can be no assurance that any of these strategies will succeed. The investment advisers do not intend to buy all of these instruments or use all of these strategies to the full extent permitted unless it is believed that doing so will help a Fund achieve its objectives. New financial products and risk management techniques continue to be developed and a Fund may use these new investments and techniques to the extent consistent with its investment objectives and policies.

  Options on Securities

  Each Fund may purchase and write (that is, sell) put and call options on securities that are traded on U.S. or foreign securities exchanges or that are traded in the over-the-counter markets. A call option is a short-term contract pursuant to which the purchaser, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract which gives the purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price. A Fund will generally write put options when its investment adviser desires to invest in the underlying security. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

  A call option written by a Fund is "covered" if the Fund owns the security underlying the option or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its Custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written. A Fund may also write a call option or write a put option if it maintains cash or other liquid assets with a value equal to the exercise price in a segregated account with its Custodian. A Fund may also write a put option if it holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

  If the writer of an option wishes to terminate the obligation, he or she may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the clearing corporation. However, a writer may not effect a closing purchase transaction after he or she had been notified of the exercise of an option. Similarly, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. To secure the obligation to deliver the underlying security in the case of a call option, the writer of the option is generally required to pledge for the benefit of the broker the underlying security or other assets in accordance with the rules of the relevant exchange or clearinghouse, such as The Options Clearing Corporation (OCC), an institution created to interpose itself between buyers and sellers of options in the United States. Technically, the clearinghouse assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees the transaction.

  A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; a Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part if the Fund holds the underlying security by appreciation of the underlying security owned by the Fund.

  A Fund may also purchase a "protective put," that is, a put option acquired for the purpose of protecting a portfolio security from a decline in market value. In exchange for the premium paid for the put option, the Fund acquires the right to sell the underlying security at the exercise price of the put regardless of the extent to which the underlying security declines in value. The loss to the Fund is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of the security underlying the put rises, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold. Similar principles apply to the purchase of puts on stock indexes, as described below.

  Options on Securities Indexes

  In addition to options on securities, each Fund may also purchase and sell put and call options on securities indexes traded on U.S. or foreign securities exchanges or traded in the over-the-counter markets. Options on securities indexes are similar to options on securities except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the multiplier). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. All settlements on options on indexes are in cash, and gain or loss depends on price movements in the securities market generally (or in a particular industry or segment of the market) rather than price movements in individual securities.

  The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indexes may have different multipliers. Because exercises of index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. In addition, unless a Fund has other liquid assets that are sufficient to satisfy the exercise of a call, the Fund would be required to liquidate portfolio securities or borrow in order to satisfy the exercise.

  Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of security prices in the market generally or in an industry or market segment rather than movements in the price of a particular security. Accordingly, successful use by a Fund of options on indexes would be subject to the investment adviser's ability to predict correctly movements in the direction of the securities market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

  Risks of Transactions in Options

  An option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

  Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. Each Fund intends to purchase and sell only those options which are cleared by clearinghouses whose facilities are considered to be adequate to handle the volume of options transactions.

  Risks of Options on Indexes

  A Fund's purchase and sale of options on indexes will be subject to risks described above under "Risks of Transactions in Options." In addition, the distinctive characteristics of options on indexes create certain risks that are not present with stock options.

  Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Fund. It is the policy of each Fund to purchase or write options only on indexes which include a number of stocks sufficient to minimize the likelihood of a trading halt in the index.

  The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts. A Fund will not purchase or sell any index option contract unless and until, in the investment adviser's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is not substantially greater than the risk in connection with options on securities in the index.

  Special Risks of Writing Calls on Indexes

  Because exercises of index options are settled in cash, a call writer such as a Fund cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. However, a Fund will write call options on indexes only under the circumstances described below under "Limitations on Purchase and Sale of Stock Options, Options on Stock Indexes and Foreign Currencies and Futures Contracts and Related Options."

  Price movements in a Fund's portfolio probably will not correlate precisely with movements in the level of the index and, therefore, a Fund bears the risk that the price of the securities held by the Fund may not increase as much as the index. In such event, the Fund would bear a loss on the call which is not completely offset by movements in the price of the Fund's portfolio. It is also possible that the index may rise when a Fund's portfolio of stocks does not rise. If this occurred, the Fund would experience a loss on the call which is not offset by an increase in the value of its portfolio and might also experience a loss in its portfolio. However, because the value of a diversified portfolio will, over time, tend to move in the same direction as the market, movements in the value of a Fund in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

  Unless a Fund has other liquid assets which are sufficient to satisfy the exercise of a call, the Fund would be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if a Fund fails to anticipate an exercise, it may have to borrow from a bank (in the case of Growth Fund and Equity Opportunity Fund, in amounts not exceeding 20% of the Fund's total assets and in the case of Active Balanced Fund, in amounts not exceeding 30% of the Fund's total assets) pending settlement of the sale of securities in its portfolio and would incur interest charges thereon.

  When a Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell stocks in its portfolio. As with stock options, a Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where a Fund would be able to deliver the underlying securities in settlement, a Fund may have to sell part of its investment portfolio in order to make settlement in cash, and the price of such investments might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with index options than with stock options. For example, even if an index call which a Fund has written is "covered" by an index call held by the Fund with the same strike price, the Fund will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the Fund exercises the call it holds or the time the Fund sells the call which, in either case, would occur no earlier than the day following the day the exercise notice was filed.

  If a Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although a Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

  Risks Related to Foreign Currency Forward Contracts

  Each Fund may enter into foreign currency forward contracts in several circumstances. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

  Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

If a Fund enters into a hedging transaction as described above, the transaction will be "covered" by the position being hedged, or the Fund's Custodian will segregate cash or other liquid assets in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts (less the value of the covering positions, if any). The assets segregated will be marked-to-market daily, and if the value of the assets segregated declines, additional cash or other liquid assets will be placed in the account so that the value of the account will, at all times, equal the amount of the Fund's net commitments with respect to such contracts.

  A Fund generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

  It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the forward contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency and if the market value of the security is less than the amount of foreign currency that a Fund is obligated to deliver, then it would be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase).

  If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. Should forward contract prices decline during the period between a Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward contract prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

  Each Fund's dealing in foreign currency forward contracts will generally be limited to the transactions described above. Of course, a Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities. It also should be recognized that this method of protecting the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities which are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

  Although a Fund values its assets daily in terms of U.S. dollars, it does not intend physically to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

  Foreign Currency Strategies--Special Considerations

  The Active Balanced Fund may use options on foreign currencies, futures on foreign currencies, options on futures contracts on foreign currencies and forward currency contracts, to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

  The Fund might seek to hedge against changes in the value of a particular currency when no futures contract, forward contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Fund's Subadviser believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

  The value of futures contracts, options on futures contracts, forward contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of futures contracts, forward contracts or options, a Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the futures contracts or options until they reopen.

  Settlement of futures contracts, forward contracts and options involving foreign currencies might be required to take place with in the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might by required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

  Futures Contracts

  As a purchaser of a futures contract, a Fund incurs an obligation to take delivery of a specified amount of the obligation underlying the futures contract at a specified time in the future for a specified price. As a seller of a futures contract, a Fund incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price. The Equity Opportunity Fund may purchase futures contracts on debt securities, including U.S. government securities, aggregates of debt securities, stock indexes and foreign currencies. The Growth Fund may purchase futures contracts on stock indexes and foreign currencies. The Active Balanced Fund may purchase futures contracts on securities, foreign currencies, stock indexes and interest rate indexes and options thereon.

  A Fund will purchase or sell futures contracts for the purpose of hedging its portfolio (or anticipated portfolio) securities against changes in prevailing interest rates. If the investment adviser anticipates that interest rates may rise and, concomitantly, the price of the Fund's portfolio securities may fall, a Fund may sell a futures contract. If declining interest rates are anticipated, a Fund may purchase a futures contract to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by a Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts. In addition, futures contracts will be bought or sold in order to close out a short or long position in a corresponding futures contract.

  Although most futures contracts call for actual delivery or acceptance of securities or cash, the contracts usually are closed out before the settlement date without the making or taking of delivery. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (or currency) and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that a Fund will be able to enter into a closing transaction.

  When a Fund enters into a futures contract it is initially required to deposit with its Custodian, in a segregated account in the name of the broker performing the transaction, an "initial margin" of cash or other liquid assets equal to approximately 2-3% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

  Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a brokers' client but is, rather, a good faith deposit on a futures contract which will be returned to a Fund upon the proper termination of the futures contract. The margin deposits made are marked-to-market daily and a Fund may be required to make subsequent deposits into the segregated account, maintained at its Custodian for that purpose, of cash or other liquid assets, called "variation margin," in the name of the broker, which are reflective of price fluctuations in the futures contract.

  Risks of Transactions in Futures Contracts

  There are several risks in connection with the use of futures contracts as a hedging device. In the case of futures contracts on securities indexes, the correlation between the price of the futures contract and the movements in the index may not be perfect. Therefore, a correct forecast of market trends by the investment adviser may still not result in a successful hedging transaction.

  Although a Fund will purchase or sell futures contracts only on exchanges where there appears to be an adequate secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular contract or at any particular time. Accordingly, there can be no assurance that it will be possible, at any particular time, to close a futures position. In the event a Fund could not close a futures position and the value of such position declined, the Fund would be required to continue to make daily cash payments of variation margin. Currently, index futures contracts are available on various U.S. and foreign securities indexes.

  Successful use of futures contracts by a Fund is also subject to the ability of the Fund's investment adviser to predict correctly movements in the direction of markets and other factors affecting the securities market generally. If a Fund has insufficient cash to meet daily variation margin requirements, it may need to sell securities to meet such requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it is disadvantageous to do so.

  The hours of trading of futures contracts may not conform to the hours during which a Fund may trade the underlying securities. To the extent that the futures markets close before the securities markets, significant price and rate movements can take place in the securities markets that cannot be reflected in the futures markets.

  Options on Futures Contracts

  An option on a futures contract gives the purchaser the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. With respect to stock indexes, options are traded on futures contracts for various U.S. and foreign stock indexes, including the S&P 500 Stock Index and the NYSE Composite Index.

  The holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected.

  Limitations on Purchase and Sale of Stock Options, Options on Stock Indexes and Foreign Currencies and Futures Contracts and Related Options

  Each Fund may write put and call options on stocks only if they are covered as described above, and such options must remain covered so long as the Fund is obligated as a writer. A Fund will write put options on stock indexes and foreign currencies only if they are covered by segregating with the Fund's Custodian an amount of cash or other liquid assets equal to the aggregate exercise price of the puts. A Fund will not enter into futures contracts or related options if the aggregate initial margin and premiums exceed 5% of the market value of such Fund's total assets, taking into account unrealized profits and losses on such contracts, provided, however, that in the case of an option that is in-the-money, the in-the-money amount may be excluded in computing such 5%. The above restriction does not apply to the purchase or sale of futures contracts and related options for bona fide hedging purposes, within the meaning of regulations of the Commodity Futures Trading Commission. Neither Growth Fund nor Equity Opportunity Fund intends to purchase options on equity securities or securities indexes if the aggregate premiums paid for such outstanding options would exceed 10% of the Fund's total assets.

  Except as described below, a Fund will write call options on indexes only if on such date it holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts. When a Fund writes a call option on a broadly-based stock market index, the Fund will segregate with its Custodian, or pledge to a broker as collateral for the option, cash or other liquid assets substantially replicating the movement of the index, in the judgment of the Fund's investment adviser, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.

  If a Fund has written an option on an industry or market segment index, it will segregate with its Custodian, or pledge to a broker as collateral for the option, at least ten "qualified securities," all of which are stocks of issuers in such industry or market segment, and that, in the judgment of the investment adviser, substantially replicate the movement of the index with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the Fund's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated or pledged in the case of broadly-based stock market index options or 25% of such amount in the case of industry or market segment index options. If at the close of business on any day the market value of such qualified securities so segregated or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Fund will segregate or pledge an amount in cash or other liquid assets equal in value to the difference. In addition, when a Fund writes a call on an index which is in-the-money at the time the call is written, the Fund will segregate with its Custodian or pledge to the broker as collateral cash or other liquid assets equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security which is listed on a national securities exchange or listed on NASDAQ against which the Fund has not written a stock call option and which has not been hedged by the Fund by the sale of stock index futures. However, if a Fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is segregated by the Fund in cash or other liquid assets with its Custodian, it will not be subject to the requirements described in this paragraph.

  Position Limits. Transactions by a Fund in futures contracts and options will be subject to limitations, if any, established by each of the exchanges, boards of trade or other trading facilities (including NASDAQ) governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of futures contracts and options which a Fund may write or purchase may be affected by the futures contracts and options written or purchased by other investment advisory clients of the investment adviser. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

  Risks of Risk Management and Return Enhancement Strategies

  Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Funds would not be subject absent the use of these strategies. A Fund, and thus its investors, may lose money through any unsuccessful use of these strategies. If the investment adviser's predictions of movements in the direction of the securities, foreign currency or interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, foreign currency and futures contracts and options on futures contracts include (1) dependence on the investment adviser's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; (5) the risk that the counterparty may be unable to complete the transaction and (6) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate liquid assets in connection with hedging transactions. See "Taxes, Dividends and Distributions."

  The Funds will generally purchase options and futures on an exchange only if there appears to be a liquid secondary market for such options or futures; the Funds will generally purchase OTC options only if management believes that the other party to the options will continue to make a market for such options. However, there can be no assurance that a liquid secondary market will continue to exist or that the other party will continue to make a market. Thus, it may not be possible to close out an option or futures transaction. The inability to close out options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

Short Sales

  The Growth Fund and Equity Opportunity Fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box), and that not more than 25% of the Fund's net assets (determined at the time of the short sale) may be subject to such sales. The Active Balanced Fund may make short sales against-the-box, provided no more than 25% of the Fund's net assets (determined at the time of the short sale against-the-box) may be subject to such sales.

  The Growth Fund and Equity Opportunity Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will segregate with its Custodian cash or other liquid assets at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale. No more than 25% of the Fund's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

Repurchase Agreements

  Each Fund may enter into repurchase agreements whereby the seller of the security agrees to repurchase that security from the Fund at a mutually agreed-upon time and price. The repurchase date usually is within a day or two of the original purchase, although it may extend over a number of months. The Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss.

  A Fund will enter into repurchase transactions only with parties meeting creditworthiness standards approved by the investment adviser. In the event of a default or bankruptcy by a seller, a Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss.

  Active Balanced Fund participates in a joint repurchase account with other investment companies managed by Prudential Investments Fund Management LLC pursuant to an order of the Commission. On a daily basis, any uninvested cash balances of the Fund may be aggregated with those of such investment companies and invested in one or more repurchase agreements. Each fund participates in the income earned or accrued in the joint account based on the percentage of its investment.

Forward Rolls, Dollar Rolls and Reverse Repurchase Agreements

  The Active Balanced Fund may commit up to 30% of the value of its total assets to investment techniques such as dollar rolls, forward rolls and reverse repurchase agreements. A forward roll is a transaction in which the Fund sells a security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase the same or similar security from the institution at a later date at an agreed upon price. With respect to mortgage-related securities, such transactions are often called "dollar rolls." In dollar roll transactions, the mortgage-related securities that are repurchased will bear the same coupon rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the roll period, the Fund forgoes principal and interest paid on the securities and is compensated by the difference between the current sales price and the forward price for the future purchase as well as by interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction.

  Reverse repurchase agreements involve sales by the Fund of portfolio securities to a financial institution concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities.

  Reverse repurchase agreements, forward rolls and dollar rolls involve the risk that the market value of the securities purchased by the Fund with the proceeds of the initial sale may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement, forward roll or dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligations to repurchase the securities. The staff of the Commission has taken the position that reverse repurchase agreements, forward rolls and dollar rolls are to be treated as borrowings. The Company expects that under normal conditions most of the borrowings of the Fund will consist of such investment techniques rather than bank borrowings.

  The Active Balanced Fund may enter into reverse repurchase agreements with banks and securities dealers which meet the creditworthiness standards established by the investment adviser. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Active Balanced Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase.

Lending of Securities

  Consistent with applicable regulatory requirements, a Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans do not exceed in the aggregate 30% of the value of the Fund's total assets and provided that such loans are callable at any time by the Fund and are at all times secured by cash or other liquid assets or an irrevocable letter of credit in favor of the Fund equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive payments in lieu of the interest and dividends on the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral which will be invested in short-term obligations.

  A loan may be terminated by a Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by the Board of Directors. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to the Fund.

  Since voting or consent rights that accompany loaned securities pass to the borrower, a Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in the securities that are the subject of the loan. A Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

Borrowing

  Active Balanced Fund may borrow an amount equal to no more than 30% of the value of its total assets and Growth Fund and Equity Opportunity Fund may each borrow an amount equal to no more than 20% of the value of their respective total assets (calculated at the time of the borrowing) from banks for temporary, extraordinary or emergency purposes or for the clearance of transactions. The Active Balanced Fund also may borrow through forward rolls, dollar rolls or through reverse repurchase agreements, and also to take advantage of investment opportunities. Active Balanced Fund may pledge up to 30% of its total assets and Growth Fund and Equity Opportunity Fund may each pledge up to 20% of their respective total assets to secure these borrowings. If a Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell portfolio securities to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Growth Fund and Equity Opportunity Fund will not purchase portfolio securities when borrowings exceed 5% of the value of their respective total assets.

  Borrowing for investment purposes is generally known as "leveraging." Leveraging exaggerates the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased and may exceed the income from the securities purchased. In addition, a Fund may be required to maintain minimum average balances in connection with such borrowing or pay a commitment fee to maintain a line of credit which would increase the cost of borrowing over the stated interest rate.

Illiquid Securities

  Each Fund may hold up to 15% of its net assets in illiquid securities. If a Fund were to exceed this limit, the investment adviser would take prompt action to reduce the Fund's holdings in illiquid securities to no more than 15% of its net assets, as required by applicable law. Illiquid securities include repurchase agreements that have a maturity of longer than seven days, securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable in securities markets (either within or outside of the United States). Repurchase agreements subject to demand are deemed to have a maturity equal to the applicable notice period.

  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (Securities Act), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund also might have to register such restricted securities to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

  Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. (NASD).

  Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and privately placed commercial paper for which there is a readily available market are treated as liquid only when deemed liquid under procedures established by the Board of Directors. The Funds' investments in Rule 144A securities could have the effect of increasing illiquidity to the extent that qualified institutional buyers become, for a limited time, uninterested in purchasing Rule 144A securities. Each investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers;
(3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (a) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSRO), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the investment adviser; and (b) it must not be "traded flat" (that is, without accrued interest) or in default as to principal or interest.

  The staff of the Commission has taken the position, which the Funds will follow, that purchased over-the-counter (OTC) options and the assets used as "cover" for written OTC options are illiquid securities unless the Fund and the counterparty have provided for the Fund, at the Fund's election, to unwind the OTC option. The exercise of such an option would ordinarily involve the payment by the Fund of an amount designed to reflect the counterparty's economic loss from an early termination, but does allow the Fund to treat the securities used as "cover" as liquid.

Securities of Other Investment Companies

  Each Fund may invest up to 10% of its total assets in securities of other investment companies. Generally, a Fund does not intend to invest more than 5% of its total assets in such securities. If a Fund does invest in securities of other investment companies, shareholders of the Fund may be subject to duplicate management and advisory fees. In addition, the Active Balanced Fund may purchase shares of affiliated investment companies and shares of exchange-traded funds. See "Investment Restrictions" below.

Segregated Assets

  Each Fund segregates with its Custodian, State Street Bank and Trust Company, cash, U.S. government securities, equity securities (including foreign securities), debt securities or other liquid, unencumbered assets equal in value to its obligations in respect of potentially leveraged transactions. These include forward contracts, when-issued and delayed delivery securities, futures contracts, written options and options on futures contracts (unless otherwise covered). If collateralized or otherwise covered, in accordance with Commission guidelines, these will not be deemed to be senior securities. The assets segregated will be marked-to-market daily.

When-Issued and Delayed Delivery Securities

  Each Fund may purchase or sell securities on when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place as much as a month or more in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. The Fund's Custodian will segregate cash or other liquid assets having a value equal to or greater than the Fund's purchase commitments. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement. At the time of delivery of the securities the value may be more or less than the purchase price and an increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund's net asset value.

Temporary Defensive Strategy and Short-Term Investments

  When adverse market or economic conditions dictate a defensive strategy, each Fund may temporarily invest without limit in high quality money market instruments, including commercial paper of corporations, foreign government securities, certificates of deposit, bankers' acceptances and other obligations of domestic and foreign banks, non-convertible debt securities (corporate and government), obligations issued or guaranteed by the U.S. government, its agencies or its instrumentalities, repurchase agreements and cash (foreign currencies or U.S. dollars). Money market instruments typically have a maturity of one year or less as measured from the date of purchase.

  Each Fund also may temporarily hold cash or invest in high quality foreign or domestic money market instruments pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs.

Portfolio Turnover

  As a result of the investment policies described above, each Fund may engage in a substantial number of portfolio transactions. The Growth Fund's portfolio turnover rate is not expected to exceed 100%, and neither the Active Balanced Fund's nor the Equity Opportunity Fund's portfolio turnover rate is expected to exceed 200%. The portfolio turnover rate generally is the percentage computed by dividing the lesser of portfolio purchases or sales (excluding all securities, including options, whose maturities or expiration date at acquisition were one year or less) by the monthly average value of the portfolio. High portfolio turnover (100% or more) involves correspondingly greater brokerage commissions and other transaction costs, which are borne directly by a Fund. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover. See "Brokerage Allocation and Other Practices" and "Taxes, Dividends and Distributions."

                            INVESTMENT RESTRICTIONS

  The following restrictions are fundamental policies. Fundamental policies are those that cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities," when used in this Statement of Additional Information, means with respect to each Fund, the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (2) more than 50% of the outstanding voting shares.

Growth Fund and Equity Opportunity Fund may not:

  1. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

  2. Make short sales of securities or maintain a short position if, when added together, more than 25% of the value of the Fund's net assets would be
(i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales. Short sales "against-the-box" are not subject to this limitation.

  3. Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow from banks up to 20% of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes or for the clearance of transactions. The Fund may pledge up to 20% of the value of its total assets to secure such borrowings. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, foreign currency forward contracts and collateral arrangements relating thereto, and collateral arrangements with respect to futures contracts and options thereon and with respect to the writing of options and obligations of the Fund to Directors pursuant to deferred compensation arrangements are not deemed to be a pledge of assets or the issuance of a senior security.

  4. Purchase any security (other than obligations of the U.S. government, its agencies or instrumentalities) if as a result: (i) with respect to 75% of the Fund's total assets, more than 5% of the Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer, or (ii) 25% or more of the Fund's total assets (determined at the time of the investment) would be invested in a single industry.

  5. Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts. The Fund may not purchase interests in real estate limited partnerships which are not readily marketable.

  6. Buy or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options thereon. (For purposes of this restriction, futures contracts on currencies and on securities indexes and, with respect to Equity Opportunity Fund, futures contracts on debt securities, and foreign currency forward contracts are not deemed to be commodities or commodity contracts.)

  7. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws. Neither Fund has adopted a fundamental investment policy with respect to investments in restricted securities. See "Description of the Funds, Their Investments and Risks--Illiquid Securities."

  8. Make investments for the purpose of exercising control or management.

  9. Invest in securities of other investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which the Fund will not hold more than 3% of the outstanding voting securities of any one investment company, will not have invested more than 5% of its total assets in any one investment company and will not have invested more than 10% of its total assets (determined at the time of investment) in such securities of one or more investment companies, or except as part of a merger, consolidation or other acquisition.

  10. Invest in interests in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs.

  11. Make loans, except through (i) repurchase agreements and (ii) loans of portfolio securities limited to 30% of the Fund's total assets.

  12. Purchase more than 10% of all outstanding voting securities of any one issuer.

Active Balanced Fund may not:

  1. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

  2. Make short sales of securities. Short sales "against-the-box" are not subject to this limitation.

  3. Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow from banks or through forward rolls, dollar rolls or reverse repurchase agreements in an amount up to 30% of the value of its total assets (calculated when the loan is made) to take advantage of investment opportunities, for temporary, extraordinary or emergency purposes or for the clearance of transactions. The Fund may pledge up to 30% of the value of its total assets to secure such borrowings. The purchase or sale of securities on a when-issued or delayed delivery basis, forward foreign currency exchange contracts and collateral arrangements relating thereto, and collateral arrangements with respect to futures contracts and options thereon and with respect to the writing of options and obligations of the Fund to Directors pursuant to deferred compensation arrangements are not deemed to be a pledge of assets subject to this restriction.

  4. Purchase any security (other than obligations of the U.S. government, its agencies or instrumentalities) if as a result; (i) with respect to 75% of the Fund's total assets, more than 5% of the Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer, or (ii) 25% or more of the Fund's total assets (determined at the time of investment) would be invested in a single industry.

  5. Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts. The Fund may not purchase interests in real estate limited partnerships which are not readily marketable.

  6. Buy or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options thereon, and foreign currency forward contracts.

  7. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, if may be deemed to be an underwriter under certain federal securities laws.

  8. Make investments for the purpose of exercising control or management.

  9. Invest in securities of other investment companies, except: (i) purchases in the open market involving only customary brokerage commissions and as a result of which the Fund will not hold more than 3% of the outstanding voting securities of any one investment company, will not have invested more than 5% of its total assets in any one investment company and will not have invested more than 10% of its total assets (determined at the time of investment) in such securities of one or more investment companies, (ii) as part of a merger, consolidation or other acquisition, or (iii) purchases of affiliated investment company shares pursuant to and subject to such limits as the Commission may impose by rule or order.

  10. Make loans, except through (i) repurchase agreements and (ii) loans of portfolio securities limited to 30% of the Fund's total assets.

  11. Purchase more than 10% of all outstanding voting securities of any one issuer.

  Whenever any fundamental investment policy or investment restriction states a maximum percentage of a Fund's assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that a Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings, as required by applicable law.

                           MANAGEMENT OF THE COMPANY

Name and Address **        Position with
(Age)                         Company         Principal Occupations During Past 5 Years
-------------------        -------------      -----------------------------------------
Saul K. Fenster (67)     Director          President (since December 1978) of New Jersey
                                            Institute of Technology; Commissioner (since
                                            1998) of the Middle States Association,
                                            Commission on Higher Education; member (since
                                            1985) of the New Jersey Commission on Science
                                            and Technology; formerly a director or trustee
                                            (1987-1999) of the New Jersey State Chamber of
                                            Commerce, the Society of Manufacturing
                                            Engineering Education Foundation, the Research
                                            and Development Council of New Jersey,
                                            Prosperity New Jersey, Inc., the Edison
                                            Partnership, National Action Council of
                                            Minorities in Engineering and IDT Corporation.
Delayne Dedrick Gold     Director          Marketing and Management Consultant.
(63)
*Robert F. Gunia (53)    Vice President    Executive Vice President and Chief
                         and Director       Administrative Officer (since June 1999) of
                                            Prudential Investments; Executive Vice
                                            President and Treasurer (since December 1996)
                                            of Prudential Investments Fund Management LLC
                                            (PIFM); President (since April 1999) of
                                            Prudential Investment Management Services LLC
                                            (PIMS); formerly Corporate Vice President
                                            (September 1997-March 1999) of The Prudential
                                            Insurance Company of America (Prudential);
                                            Senior Vice President (March 1987-May 1999) of
                                            Prudential Securities Incorporated (Prudential
                                            Securities); and Chief Administrative Officer
                                            (July 1990-September 1996), Director (January
                                            1989-September 1996), and Executive Vice
                                            President, Treasurer and Chief Financial
                                            Officer (June 1987-September 1996) of
                                            Prudential Mutual Fund Management, Inc.
Douglas H. McCorkindale  Director          Chairman (since June 2000) and President (since
(61)                                        September 1997) of Gannett Co. Inc. (publishing
                                            and media); formerly Vice Chairman (March 1984-
                                            May 2000) of Gannett Co. Inc.; Director of
                                            Continental Airlines, Inc., Gannett Co. Inc.
                                            and Global Crossing Ltd.
W. Scott McDonald, Jr.   Director          Vice President (since 1997) of Kaludis
(63)                                        Consulting Group, Inc., a Sallie Mae company
                                            serving higher education; formerly Principal
                                            (1995-1997) of Scott McDonald & Associates;
                                            Chief Operating Officer (1991-1995) of
                                            Fairleigh Dickinson University and Executive
                                            Vice President and Chief Operating Officer
                                            (1975-1991) of Drew University; Interim
                                            President (1988-1990), Drew University; and a
                                            founding director of School, College and
                                            University Underwriters Ltd.
Thomas T. Mooney (58)    Director          President of the Greater Rochester Metro Chamber
                                            of Commerce; former Rochester City Manager;
                                            former Deputy Monroe County Executive; Trustee
                                            of Center for Governmental Research, Inc.;
                                            Director of Blue Cross of Rochester, Monroe
                                            County Water Authority and Executive Service
                                            Corps of Rochester.
Stephen P. Munn (58)     Director          Chairman (since January 1994), Director and
                                            President (since 1988) and Chief Executive
                                            Officer (1988-December 1993) of Carlisle
                                            Companies Incorporated (manufacturer of
                                            industrial products).
*David R. Odenath, Jr.   President and     Officer in Charge, President, Chief Executive
(43)                     Director           Officer and Chief Operating Officer (since June
                                            1999), PIFM; Senior Vice President (since June
                                            1999), Prudential; formerly Senior Vice
                                            President (August 1993-May 1999), PaineWebber
                                            Group, Inc.

Name and Address **         Position with
(Age)                          Company         Principal Occupations During Past 5 Years
-------------------         -------------      -----------------------------------------
Richard A. Redeker (57)   Director          Formerly President, Chief Executive Officer and
                                             Director (October 1993-September 1996),
                                             Prudential Mutual Fund Management, Inc.,
                                             Executive Vice President, Director and Member
                                             of the Operating Committee (October 1993-
                                             September 1996), Prudential Securities,
                                             Director (October 1993-September 1996) of
                                             Prudential Securities Group, Inc., Executive
                                             Vice President (January 1994-September 1996),
                                             Director (January 1994-September 1996),
                                             Prudential Mutual Fund Distributors, Inc. and
                                             Prudential Mutual Fund Services, Inc. and
                                             Senior Executive Vice President and Director
                                             (September 1978-September 1993) of Kemper
                                             Financial Services, Inc.
*Judy A. Rice (52)        Director          Executive Vice President (since 1999) of
                                             Prudential Investments; Executive Vice
                                             President (since 1999) of PIFM; formerly
                                             various positions to Senior Vice President
                                             (1992-1999) of Prudential Securities; various
                                             positions to Managing Director (1975-1992) of
                                             Shearson Lehman Advisors; Governor of the Money
                                             Management Institute and member of the
                                             Prudential Securities Operating Council and the
                                             National Association for Variable Annuities.

Robin B. Smith (60)       Director          Chairman and Chief Executive Officer (since
                                             August 1996), formerly President and Chief
                                             Executive Officer (January 1988-August 1996)
                                             and President and Chief Operating Officer
                                             (September 1981-December 1988) of Publishers
                                             Clearing House; Director of BellSouth
                                             Corporation, Texaco Inc., Springs Industries
                                             Inc. and Kmart Corporation.
Louis A. Weil, III (59)   Director          Formerly Chairman (January 1999-July 2000),
                                             President and Chief Executive Officer (January
                                             1996-July 2000) and Director (September 1991-
                                             July 2000) of Central Newspapers, Inc.;
                                             Chairman of the Board (January 1996-July 2000),
                                             Publisher and Chief Executive Officer (August
                                             1991-December 1995) of Phoenix Newspapers,
                                             Inc.; Publisher (May 1989-March 1991), of Time
                                             Magazine; President, Publisher & Chief
                                             Executive Officer of The Detroit News (February
                                             1986-August 1989) and member of the Advisory
                                             Board, Chase Manhattan Bank-Westchester.
Clay T. Whitehead (62)    Director          President of National Exchange Inc. (new
                                             business development firm) (since May 1983).
Grace C. Torres (41)      Treasurer and     First Vice President (since December 1996) of
                          Principal          PIFM; First Vice President (since March 1993)
                          Financial and      of Prudential Securities; formerly First Vice
                          Accounting         President (March 1994-September 1996) of
                          Officer            Prudential Mutual Fund Management, Inc.
Marguerite E.H. Morrison  Secretary         Department Vice President and Chief Legal
(44)                                         Officer (since August 2000) of the Mutual Funds
                                             Law Division of Prudential; formerly Vice
                                             President and Associate General Counsel
                                             (December 1996-July 2000) of PIFM; Vice
                                             President and Associate General Counsel of
                                             Prudential Securities and Vice President and
                                             Associate General Counsel (June 1991-September
                                             1996) of Prudential Mutual Fund Management,
                                             Inc.

William V. Healey (47)   Assistant Secretary Vice President and Associate General Counsel
                                              (since August 1998) of Prudential and Chief
                                              Legal Officer of Prudential Investments, a
                                              business unit of Prudential; Director, ICI
                                              Mutual Insurance Company (since June 1999);
                                              formerly Associate General Counsel of The
                                              Dreyfus Corporation (Dreyfus), a subsidiary of
                                              Mellon Bank, N.A. (Mellon Bank), and an officer
                                              and/or director of various affiliates of Mellon
                                              Bank and Dreyfus.
Jonathan D. Shain (42)  Assistant Secretary  Assistant General Counsel (since July 1998) of
                                              Prudential; formerly, Attorney with Fleet Bank,
                                              N.A. (January 1997-July 1998) and Associate
                                              Counsel (August 1994-January 1997) of New York
                                              Life Insurance Company.

----------

* "Interested" Director as defined in the Investment Company Act, by reason of an affiliation with Prudential, PIMS or PIFM.
** The address of the Directors and officers is c/o Prudential Investments
   Fund Management LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

  The Company has Directors who, in addition to overseeing the actions of the Company's Manager, Subadvisers and Distributor, decide upon matters of general policy. The Directors also review the actions of the Company's officers, who conduct and supervise the daily business operations of the Company.

  Pursuant to each Management Agreement with the Company, the Manager pays all compensation of officers and employees of the Company as well as the fees and expenses of all Directors of the Company who are affiliated persons of the Manager. The amount of annual compensation paid to each Director who is not affiliated with the Manager may change as a result of the introduction of additional funds on the Boards of which the Director will be asked to serve.

  Directors may receive their Directors' fees pursuant to a deferred fee agreement with the Company. Under the terms of the agreement, the Company accrues daily the amount of Directors' fees in installments which accrue interest at a rate equivalent to the prevailing rate applicable to 90-day U.S. Treasury bills at the beginning of each calendar quarter or, pursuant to a Commission exemptive order, at the daily rate of return of any Prudential mutual fund. Payment of the interest so accrued is also deferred and accruals become payable at the option of the Director. The Company's obligation to make payments of deferred Directors' fees, together with interest thereon, is a general obligation of the Company.

  The Board of Directors has adopted a retirement policy which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75.

  The following table sets forth aggregate compensation paid by the Company to the Directors for the fiscal year ended September 30, 2000 and the aggregate compensation paid to such Directors for service on the Company's board and the boards of other investment companies managed by PIFM (Fund Complex) for the calendar year ended December 31, 1999.

                              Compensation Table

                                 Aggregate        Total 1999 Compensation
                                Compensation       Paid to Board Members
Name and Position               From Company From Company and Fund Complex(/2/)
-----------------               ------------ ----------------------------------
Beach, Edward D.(/4/)--Former
 Director                         $ 3,225              $142,500(43/70)*
Fenster, Saul K.(/3/)--Direc-
 tor                              $ 1,117              $ 35,000 (5/21)*
Gold, Delayne D.--Director        $12,575              $144,500(43/70)*
Gunia, Robert F.(/1/)--Direc-
 tor                                  --                          --
McCorkindale, Douglas
 H.(/2/)--Director                $12,575              $ 80,000(24/49)*
McDonald, Jr., W. Scott(/3/)--
 Director                         $ 1,117              $ 35,000 (5/21)*
Mooney, Thomas T.(/2/)--Direc-
 tor                              $12,575              $129,500(35/75)*
Munn, Stephen P.--Director        $13,575              $ 62,250(19/53)*
Odenath, Jr., David R.(/1/)--
 Director                             --                          --
Redeker, Richard A.--Director     $12,575              $ 95,000(29/53)*
Rice, Judy A.--Director               --                          --
Smith, Robin B.(/2/)--Director    $12,575              $ 96,000(32/44)*
Weil, III, Louis A.--Director     $12,575              $ 96,000(29/53)*
Whitehead, Clay T.--Director      $14,500              $ 77,000(38/66)*

----------
* Indicates number of funds/portfolios in Fund Complex (including the Company) to which aggregate compensation relates.
(1) Directors who are "interested" do not receive compensation from the Fund Complex (including the Company).

(2) Total compensation from all the funds in the Fund Complex for the calendar year ended December 31, 1999, including amounts deferred at the election of Directors under the funds' deferred compensation plans. Including accrued interest, total deferred compensation amounted to approximately $97,915, $135,101 and $156,477 for Messrs. McCorkindale and Mooney and
    Ms. Smith, respectively.
(3) Messrs. Fenster and McDonald joined the Board in August 2000.
(4) Mr. Beach retired on December 31, 1999.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  Directors of the Company are eligible to purchase Class Z shares of each Fund, which are sold without either an initial sales charge or contingent deferred sales charge to a limited group of investors.

  As of November 10, 2000, the Directors and officers of the Company, as a group, owned less than 1% of the outstanding shares of each Fund.

  As of November 10, 2000, the following shareholders owned 5% of the outstanding shares of any class of the Active Balanced Fund: Prudential Trust Company, FBO EKNOWLEDGE CONCEPTS, 5115 Park Center Avenue, Dublin, OH 43017, held 185,087 Class C shares (16% of the outstanding Class C shares); Pru Defined Contributions, Svcs FBO PRU-DC, Qualified Clients, Attn: John Surdy, 30 Scranton Office Park, Moosic, PA 18507, held 3,610,376 Class Z shares (32% of the outstanding Class Z shares) and Prudential Trust Company, FBO PRU-DC Clients, Attn: John Surdy, 30 Scranton Office Park, Moosic, PA 18507, held 6,946,116 Class Z shares (62% of the outstanding Class Z shares).

  As of November 10, 2000, Prudential Securities was the record holder for other beneficial owners of 276,937 Class A shares (or 0.67% of the outstanding Class A shares), 476,070 Class B shares (or 1.9% of the outstanding Class B shares), 146,681 Class C shares (or 13% of the outstanding Class C shares), and 19,459 Class Z shares (or 0.17% of the outstanding Class Z shares) of Active Balanced Fund. In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to the beneficial owners for which it is the record holder.

  As of November 10, 2000, the following shareholders owned 5% of the outstanding shares of any class of the Growth Fund: Prudential Trust Company, FBO PRU-DC Trust Accounts, Attn: John Surdy, 30 Scranton Office Park, Moosic, PA 18507, held 4,135,668 Class A shares (5.71% of the outstanding Class A shares); Prudential Trust Company, FBO Prudential Employee Saving Plan, Attn:
Leann Vannuzzi, 30 Ed Preate Dr. Scranton, PA 18507, held 51,773,237 Class Z shares (43% of the outstanding Class Z shares); Prudential Trust Company, FBO PRU-DC Trust Accounts, Attn: John Surdy, 30 Scranton Office Park, Moosic, PA 18507, held 39,405,237 Class Z shares (33% of the outstanding Class Z shares) and Boston Safe Deposit & Trust, As Trustee K-Mart PRT S, Core Account, 1 Cabot Road, Medford, MA 02155, held 12,475,680 Class Z shares (10.4% of the outstanding Class Z shares).

  As of November 10, 2000, Prudential Securities was the record holder for other beneficial owners of 35,976,300 Class A shares (or 50% of the outstanding Class A shares), 59,412,349 Class B shares (or 62% of the outstanding Class B shares), 10,102,992 Class C shares (or 79% of the outstanding Class C shares), and 4,023,164 Class Z shares (or 0.03% of the outstanding Class Z shares) of Growth Fund. In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to the beneficial owners for which it is the record holder.

  As of November 10, 2000, the following shareholders owned 5% of the outstanding shares of any class of the Equity Opportunity Fund: Pru Trust Company, FBO PRU-DC-TRUST ACCOUNTS, New Business Account, Attn: John Surdy, 30 Scranton Office Park, Moosic, PA 18507, held 654,766 Class A shares (14% of the outstanding Class A shares); Pru Defined Contributions Svcs, FBO PRU-DC-NON-TRUST ACCOUNTS, Attn: John Surdy, 30 Scranton Office Park, Moosic, PA 18507, held 304,469 Class Z shares (21% of the outstanding Class Z shares) and Prudential Trust Company, FBO PRU-DC Trust Accounts, Attn: John Surdy, 30 Scranton Office Park, Moosic, PA 18507, held 314,901 Class Z shares (21% of the outstanding Class Z shares).

  As of November 10, 2000, Prudential Securities was the record holder for other beneficial owners of 2,305,337 Class A shares (or 49% of the outstanding Class A shares), 4,811,379 Class B shares (or 64% of the outstanding Class B shares), 804,056 Class C shares (or 84% of the outstanding Class C shares), and 697,749 Class Z shares (or 48% of the outstanding Class Z shares) of Equity Opportunity Fund. In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to the beneficial owners for which it is the record holder.

                    INVESTMENT ADVISORY AND OTHER SERVICES

(a) Manager and Investment Advisers

  The manager of the Company is Prudential Investments Fund Management LLC (PIFM or the Manager), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077. PIFM serves as manager to all of the other investment companies that, together with the Funds, comprise the Prudential mutual funds. See "How the Fund is Managed--Manager" in each Prospectus. As of October 31, 2000, PIFM managed and/or administered open-end and closed-end management investment companies with assets of approximately $74.7 billion. According to the Investment Company Institute, as of June 30, 2000, the Prudential mutual funds were the 22nd largest family of mutual funds in the United States.

  PIFM is a wholly-owned subsidiary of PIFM HoldCo, Inc., which is a wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a wholly-owned subsidiary of Prudential. Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), an affiliate of PIFM, serves as the transfer agent and dividend distribution agent for the Prudential mutual funds and, in addition, provides customer service, recordkeeping and management and administration services to qualified plans.

  Pursuant to each Management Agreement with the Company (the Management Agreements), PIFM, subject to the supervision of the Company's Board of Directors and in conformity with the stated policies of each Fund, manages both the investment operations of each Fund and the composition of each Fund's portfolio, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, PIFM is obligated to keep certain books and records of the Company. PIFM has hired The Prudential Investment Corporation, doing business as Prudential Investments (PI), to provide subadvisory services to the Active Balanced Fund and Jennison Associates LLC (Jennison) to provide subadvisory services to the Growth Fund and Equity Opportunity Fund. PIFM also administers the Company's corporate affairs and, in connection therewith, furnishes the Company with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street Bank and Trust Company, the Funds' custodian (the Custodian), and PMFS, the Funds' transfer and dividend disbursing agent. The management services of PIFM for the Funds are not exclusive under the terms of the Management Agreements and PIFM is free to, and does, render management services to others.

  For its services, PIFM received, pursuant to the Management Agreements, until January 1, 2000, a fee at an annual rate of .60 of 1% of each of Growth Fund's and Equity Opportunity Fund's average daily net assets and a fee at an annual rate of .65 of 1% of the Active Balanced Fund's average daily net assets. Each fee is computed daily and payable monthly. Effective January 1, 2000, PIFM receives a management fee from the Growth Fund at an annual rate of
 .60% of the Fund's average net assets up to $300 million, .575% of the Fund's average net assets from $300 million to $5 billion and .55% of the Fund's average net assets over $5 billion. Also effective January 1, 2000, PIFM receives a management fee from the Equity Opportunity Fund at an annual rate of .60% of the Fund's average net assets up to $300 million and .575% of the Fund's average net assets over $300 million. Effective November 10, 2000, PIFM receives a management fee from Active Balanced Fund at an annual rate of .65% of the Fund's average net assets up to $1 billion and .60% of the Fund's average net assets over $1 billion. The Management Agreements also provide that, in the event the expenses of a Fund (including the fees of PIFM, but excluding interest, taxes, brokerage commissions, distribution fees and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) for any fiscal year exceed the lowest applicable annual expense limitation established and enforced pursuant to the statutes or regulations of any jurisdiction in which the Fund's shares are qualified for offer and sale, the compensation due to PIFM will be reduced by the amount of such excess. No jurisdiction currently limits a Fund's expenses.

  In connection with its management of the corporate affairs of the Company, PIFM bears the following expenses:

  (a) the salaries and expenses of all personnel of the Company and the Manager, except the fees and expenses of Directors who are not affiliated persons of PIFM or the Company's investment advisers;

  (b) all expenses incurred by PIFM or by the Company in connection with managing the ordinary course of a Fund's business, other than those assumed by a Fund as described below; and

  (c) with respect to Growth Fund and Equity Opportunity Fund, the fees payable to Jennison pursuant to a Subadvisory Agreement between PIFM and Jennison and, with respect to Active Balanced Fund, the fees payable to PI pursuant to a Subadvisory Agreement between PIFM and PI (collectively, the Subadvisory Agreements).

  Under the terms of each Management Agreement, the Company is responsible for the payment of the following expenses: (a) the fees payable to the Manager,
(b) the fees and expenses of Directors who are not affiliated with PIFM or the Funds' subadvisers, (c) the fees and certain expenses of the Custodian and Transfer Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of each Fund and of pricing each Fund's shares, (d) the charges and expenses of legal counsel and independent accountants for the Company, (e) brokerage commissions and any issue or transfer taxes chargeable to the Company in connection with its securities transactions, (f) all taxes and corporate fees payable by the Company to governmental agencies, (g) the fees of any trade associations of which the Company may be a member, (h) the cost of stock certificates representing shares of the Company, (i) the cost of fidelity and liability insurance, (j) certain organization expenses of the Company and the fees and expenses involved in registering and maintaining registration of the Company and of its shares with the Commission, including the preparation and printing of each Fund's registration statements and prospectuses for such purposes and paying the fees and expenses of notice filings made in accordance with state securities laws, (k) allocable communications expenses with respect to investor services and all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders, (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Company's business and (m) distribution fees.

  Each Management Agreement provides that PIFM will not be liable for any error of judgment or for any loss suffered by a Fund in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Management Agreement provides that it will terminate automatically if assigned (as defined in the Investment Company Act), and that it may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice. Each Management Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act.

  PIFM has entered into a Subadvisory Agreement with Jennison, a wholly-owned subsidiary of Prudential, and a Subadvisory Agreement with PI, also a wholly-owned subsidiary of Prudential. Under the Subadvisory Agreements, Jennison will furnish investment advisory services in connection with the management of the Growth Fund and Equity Opportunity Fund and PI will furnish investment advisory services in connection with the management of the Active Balanced Fund, respectively. In connection therewith, Jennison and PI are obligated to keep certain books and records of each Fund for which they serve as investment adviser. Under each Subadvisory Agreement, Jennison and PI, respectively, subject to the supervision of PIFM, are responsible for managing the assets of each Fund for which they serve as investment adviser in accordance with such Fund's investment objectives, investment program and policies. Jennison and PI determine what securities and other instruments are purchased and sold for each such Fund and are responsible for obtaining and evaluating financial data relevant to such Fund. PIFM continues to have responsibility for all investment advisory services pursuant to each Management Agreement. Under its Subadvisory Agreement with Jennison, PIFM compensates Jennison for its services at an annual rate of .30 of 1% of Growth Fund's and Equity Opportunity Fund's respective average daily net assets up to and including $300 million and .25 of 1% of those Fund's respective average daily net assets in excess of $300 million. Under its Subadvisory Agreement with PIFM, PI was reimbursed by PIFM for the reasonable costs and expenses incurred by PI in furnishing investment advisory services to Active Balanced Fund. Effective January 1, 2000, PI is reimbursed by PIFM at an annual rate of .325 of 1% of Active Balanced Fund's average daily net assets (representing approximately half of the compensation received from the Fund by PIFM).

  For the fiscal year ended September 30, 1998, PIFM received from the Growth Fund management fees of $9,927,436, of which $4,286,432 was paid to Jennison, and PIFM received from the Equity Opportunity Fund management fees of $826,308, of which $413,154 was paid to Jennison. For the period January 23, 1998 through September 30, 1998, PIFM received from the Active Balanced Fund management fees of $788,381. For the fiscal year ended September 30, 1999, PIFM received from the Growth Fund management fees of $22,079,891, of which $9,349,954 was paid to Jennison, PIFM received from the Equity Opportunity Fund management fees of $849,053, of which $424,526 was paid to Jennison and PIFM received from the Active Balanced Fund management fees of $940,298. For the fiscal year ended September 30, 2000, PIFM received management fees from the Growth Fund, Equity Opportunity Fund and Active Balanced Fund in the amounts of $38,074,482, $950,935 and $1,078,167, respectively, of which
$16,711,410 and $646,193 was paid to Jennison with respect to Growth Fund and Equity Opportunity Fund, respectively.

  Each Subadvisory Agreement provides that it will terminate in the event of its assignment (as defined in the Investment Company Act) or upon the termination of the applicable Management Agreement. Each Subadvisory Agreement may be terminated by the Company, PIFM or Jennison, respectively, upon not more than 60 days', nor less than 30 days', written notice. Each Subadvisory Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.

  PI's Fixed Income Group manages more than $116 billion for Prudential's retail investors, institutional investors and policyholders. Senior Managing Directors James J. Sullivan and Jack W. Gaston head the Group, which is organized into teams specializing in different market sectors. Top-down, broad investment decisions are made by the Fixed Income Policy Committee, whereas bottom-up security selection is made by the sector teams.

  Mr. Sullivan has overall responsibility for overseeing portfolio management and credit research. Prior to joining PI in 1998, he was a managing director in Prudential's Capital Management Group, where he oversaw portfolio management and credit research for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 16 years of experience in risk management, arbitrage trading and corporate bond investing.

  Mr. Gaston has overall responsibility for overseeing quantitative research and risk management. Prior to this appointment in 1999, he was a senior managing director of the Capital Management Group where he was responsible for the investment performance and risk management for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 20 years of experience in investment management, including extensive experience applying quantitative techniques to portfolio management.

  The Fixed Income Investment Policy Committee is comprised of key senior investment managers. Members include seven sector team leaders, the chief investment strategist and the head of risk management. The Committee uses a top-down approach to investment strategy, asset allocation and general risk management, identifying sectors in which to invest.

  The Fixed Income Liquidity Team, headed by Michael Lillard, is primarily responsible for overseeing the day-to-day management of the fixed-income portion of the Active Balanced Fund. This Team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Fixed Income Investment Policy Committee and the Active Balanced Fund's Investment restrictions and policies. In addition, a credit research team of analysis supports the Team using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate, as noted below:

                                   Corporate

Assets Under Management: $47.3 billion as of December 31, 1999.

Team Leader: Steven Kellner. General Investment Experience: 13 years.

Portfolio Managers: 8. Average General Investment Experience: 13 years, which includes team members with mutual fund experience.

Sector: U.S. investment-grade corporate securities.

Investment Strategy: Focus is on identifying spread, credit quality and liquidity tends to capitalize on changing opportunities in the market. Ultimately, they seek the highest expected return with the least risk.

                                  High Yield

Assets Under Management: $9.4 billion as of December 31, 1999.

Team Leader: Casey Walsh. General Investment Experience: 17 years.

Portfolio Managers: 7. Average General Investment Experience: 17 years, which includes team members with significant mutual fund experience.

Sector: Below-investment-grade corporate securities.

Investment Strategy: Focus is generally on bonds with high total return potential, given existing risk parameters. They also seek securities with high current income, as appropriate. The Team uses a relative value approach.

                               Emerging Markets

Assets Under Management: $1.9 billion as of December 31, 1999.

Team Leader: David Bessey. General Investment Experience: 10 years.

Portfolio Managers: 3. Average General Investment Experience: 9 years, which includes team members with mutual fund experience.

Sector: Government and corporate securities issued by developing markets and countries.

Investment Strategy: Focus is on a fundamental investment approach that uses a strong technical and value overlay to make country selections.

                                 Money Markets

Assets Under Management: $36 billion as of December 31, 1999.

Team Leader: Joseph Tully. General Investment Experience: 16 years.

Portfolio Managers: 9. Average General Investment Experience: 10 years, which includes team members with significant mutual fund experience.

Sector: High-quality short-term securities, including both taxable and tax-exempt instruments.

Investment Strategy: Focus is on safety of principal, liquidity and controlled risk.

Principal Underwriter, Distributor and Rule 12b-1 Plans

  Prudential Investment Management Services LLC (PIMS or the Distributor), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, acts as the distributor of the shares of the Company. See "How the Fund is Managed--Distributor" in each Prospectus.

  Pursuant to separate Distribution and Service Plans (the Class A Plan, the Class B Plan and the Class C Plan, collectively, the Plans) adopted by the Company under Rule 12b-1 under the Investment Company Act and a distribution agreement (the Distribution Agreement), the Distributor incurs the expenses of distributing the Company's Class A, Class B and Class C shares. The Distributor also incurs the expenses of distributing the Class Z shares and Class I shares of the Growth Fund under the Distribution Agreement with the Company, none of which are reimbursed by or paid for by any Fund.

  The expenses incurred under the Plans include commissions and account servicing fees paid to, or on account of, brokers or financial institutions which have entered into agreements with the Distributor, advertising expenses, the cost of printing and mailing prospectuses to potential investors and indirect and overhead costs of the Distributor associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

  Under its Plans, a Fund is obligated to pay distribution and/or service fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor's expenses exceed its distribution and service fees, the Fund will not be obligated to pay any additional expenses. If the Distributor's expenses are less than such distribution and service fees, it will retain its full fees and realize a profit.

  The distribution and/or service fees may also be used by the Distributor to compensate on a continuing basis brokers in consideration for the distribution, marketing, administrative and other services and activities provided by brokers with respect to the promotion of the sale of a Fund's shares and the maintenance of related shareholder accounts.

  Class A Plan. Under each Fund's Class A Plan, the Fund may pay the Distributor for its distribution-related activities with respect to Class A shares at an annual rate of up to .30 of 1% of the average daily net assets of the Class A shares. The Class A Plan provides that (1) up to .25 of 1% of the average daily net assets of the Class A shares may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) and (2) total distribution fees (including the service fee of .25 of 1%) may not exceed .30 of 1%. The Distributor has contractually agreed to limit its distribution-related fees payable under each Class A Plan to .25 of 1% of the average daily net assets of the Class A shares for the fiscal year ending September 30, 2001 and contractually limited its distribution-related fees for the fiscal year ended September 30, 2000 to .25 of 1% of the average daily net assets of each Fund's Class A shares.

  For the fiscal year ended September 30, 2000, the Growth Fund paid total distribution fees of $3,724,474 to PIMS under the Class A Plan. For the fiscal year ended September 30, 2000, the Equity Opportunity Fund paid total distribution fees of $109,351 to PIMS under the Class A Plan. For the fiscal year ended September 30, 2000, the Active Balanced Fund paid total distribution fees of $33,119 to PIMS under the Class A Plan. These amounts were primarily expended for the payment of account servicing fees to financial advisers and other persons who sell Class A shares of the applicable Fund. In addition, for the same period, PIMS received approximately $2,999,400 and $91,300, respectively, in initial sales charges with respect to the sale of Class A shares of the Growth Fund and Equity Opportunity Fund, respectively, and PIMS received approximately $44,300 in initial sales charges with respect to the sale of Class A shares of the Active Balanced Fund.

  Class B and Class C Plans. Under each Fund's Class B and Class C Plans, the Fund pays the Distributor for its distribution-related activities with respect to Class B and Class C shares at an annual rate of up to 1% of the average daily net assets of each of the Class B and Class C shares. The Class B Plan provides that (1) up to .25 of 1% of the average daily net assets of the Class B shares may be paid as a service fee and (2) up to .75 of 1% (not including the service fee) of the average daily net assets of the Class B shares (asset-based sales charge) may be paid for distribution-related expenses with respect to the Class B shares. The Class C Plan provides that (1) up to .25 of 1% of the average daily net assets of the Class C shares may be paid as a service fee and (2) up to .75 of 1% of the average daily net assets of the Class C shares may be paid for distribution-related expenses with respect to Class C shares. The service fee (.25 of 1% of average daily net assets) is used to pay for personal service and/or the maintenance of shareholder accounts. The Distributor also receives contingent deferred sales charges from certain redeeming shareholders and, with respect to Class C shares, an initial sales charge.

  Class B Plan. For the fiscal year ended September 30, 2000, PIMS received $21,586,408, $963,250 and $137,941 on behalf of the Growth Fund, Equity Opportunity Fund and Active Balanced Fund, respectively, under the Class B Plan. For the fiscal year ended September 30, 2000, PIMS spent approximately the following amounts on behalf of each such Fund.

                                                                            Approximate
                                                          Compensation to      Total
                                                            Prusec for         Amount
                             Commission                     Commission        Spent by
                             Payments to                    Payments to     Distributor
                              Financial                 Representatives and on behalf of
       Fund         Printing  Advisers   Overhead Costs   Other Expenses        Fund
------------------  -------- ----------- -------------- ------------------- ------------
Growth              $30,191  $8,160,792    $9,431,826       $5,733,171      $23,355,980
Equity Opportunity  $10,623  $  296,122    $  233,673       $  147,330      $   687,748
Active Balanced     $ 8,167  $   49,122    $  139,669       $  188,856      $   385,814

  "Overhead" costs represents (a) the expenses of operating Prudential
Securities' and Pruco Securities Corporation's (Prusec's) branch offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and costs of stationery and supplies, (b) the cost of client sales seminars, (c) expenses of mutual fund sales coordinators to promote the sale of Fund shares and (d) other incidental expenses relating to branch promotion of Fund shares.

  The Distributor also receives the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class B shares. For the fiscal year ended September 30, 2000, PIMS received approximately $3,052,100, $233,300 and $34,000 in contingent deferred sales charges attributable to Class B shares of the Growth Fund, Equity Opportunity Fund and Active Balanced
Fund, respectively.

  Class C Plan. For the fiscal year ended September 30, 2000, PIMS received
$2,429,395, $99,773 and $17,413 on behalf of the Growth Fund, Equity
Opportunity Fund and Active Balanced Fund, respectively, under the Class C
Plan. For the fiscal year ended September 30, 2000, PIMS spent approximately the following amounts on behalf of each such Fund.

                                                                            Approximate
                                                          Compensation to      Total
                                                            Prusec for         Amount
                             Commission                     Commission        Spent by
                             Payments to                    Payments to     Distributor
                              Financial                 Representatives and on behalf of
       Fund         Printing  Advisers   Overhead Costs   Other Expenses        Fund
------------------  -------- ----------- -------------- ------------------- ------------
Growth              $ 3,146  $1,978,944    $  668,731       $   60,523      $ 2,711,344
Equity Opportunity  $ 1,020  $   93,376    $   22,069       $      838      $   117,303
Active Balanced     $   938  $   10,118    $    9,463       $    1,577      $    22,096

  The Distributor also receives an initial sales charge and the proceeds of contingent deferred sales charges paid by holders of Class C shares upon certain redemptions of Class C shares. For the fiscal year ended September 30, 2000, PIMS received approximately $134,700, $4,400 and $2,500 in contingent deferred sales charges attributable to Class C shares of the Growth Fund, Equity Opportunity Fund and Active Balanced Fund, respectively. For the fiscal year ended September 30, 2000, the Distributor also received approximately $1,155,800, $36,900 and $11,100 in initial sales charges in connection with the sale of Class C shares of the Growth Fund, Equity Opportunity Fund and Active Balanced Fund, respectively.

  Distribution expenses attributable to the sale of Class A, Class B and Class C shares of a Fund are allocated to each such class based upon the ratio of sales of each such class to the sales of Class A, Class B and Class C shares of the Fund other than expenses allocable to a particular class. The distribution fee and sales charge of one class will not be used to subsidize the sale of another class.

  The Class A, Class B and Class C Plans will continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Directors, including a majority vote of the Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the Class A, Class B and Class C Plans or in any agreement related to the Plans (the Rule 12b-1 Directors), cast in person at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Directors or by the vote of the holders of a majority of the outstanding shares of the applicable class of the Fund on not more than 60 days', nor less than 30 days', written notice to any other party to the Plan. The Plan may not be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders of the applicable class, and all material amendments are required to be approved by the Board of Directors in the manner described above. Each Plan will automatically terminate in the event of its assignment. A Fund will not be obligated to pay expenses incurred under any Plan if it is terminated or not continued.

  Pursuant to each Plan, the Board of Directors will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of a Fund by the Distributor. The report will include an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plans remain in effect, the selection and nomination of Rule 12b-1 Directors shall be committed to the Rule 12b-1 Directors.

  Pursuant to the Distribution Agreement, the Company has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the federal securities laws.

  In addition to distribution and service fees paid by each Fund under the Class A, Class B and Class C Plans, the Manager (or one of its affiliates) may make payments to dealers (including Prudential Securities) and other persons who distribute shares of the Funds (including Class Z and Class I shares). Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

Fee Waivers/Subsidies

  PIFM may from time to time waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of a Fund. In addition, the Distributor has contractually agreed to waive a portion of its distribution fees for the Class A shares as described above. Fee waivers and subsidies will increase a Fund's total return.

NASD Maximum Sales Charge Rule

  Pursuant to rules of the NASD, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares. In the case of Class B shares, interest charges equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not required to be included in the calculation of the 6.25% limitation. The annual asset-based sales charge of a Fund may not exceed .75 of 1% per class. The 6.25% limitation applies to each class of a Fund rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of total gross sales of any class, all sales charges on shares of that class would be suspended.

Other Service Providers

  State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the portfolio securities of each Fund and cash and in that capacity maintains certain financial and accounting books and records pursuant to an agreement with the Company. Subcustodians provide custodial services for each Fund's foreign assets held outside the United States.

  Prudential Mutual Fund Services LLC (PMFS), 194 Wood Avenue South, Iselin, New Jersey 08830, serves as the Transfer and Dividend Disbursing Agent of each Fund. PMFS is a wholly-owned subsidiary of PIFM. PMFS provides customary transfer agency services to each Fund, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. For these services, PMFS receives an annual fee per shareholder account of $10.00, a new account set-up fee for each manually established account of $2.00 and a monthly inactive zero balance account fee per shareholder account of $.20. PMFS is also reimbursed for its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communication expenses and other costs.

  PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the Company's independent accountants, and in that capacity audits the annual financial statements of each Fund.

Codes of Ethics

  The Board of Directors of the Company has adopted a Code of Ethics. In addition, the Manager, each Subadviser and the Distributor have each adopted a Code of Ethics (the Codes). The Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by a Fund. However, the protective provisions of the Codes prohibit certain investments and limit such personnel from making investments during periods when a Fund is making such investments. The Codes are on public file with, and are available from, the Commission.

                   BROKERAGE ALLOCATION AND OTHER PRACTICES

  The Manager is responsible for decisions to buy and sell securities, futures and options on securities and futures for the Company, the selection of brokers, dealers and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. The term "Manager" as used in this section includes each Subadviser. Broker-dealers may receive negotiated brokerage commissions on Fund portfolio transactions, including options and the purchase and sale of underlying securities upon the exercise of options. On foreign securities exchanges, commissions may be fixed. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable law, Prudential Securities and its affiliates.

  In the over-the-counter markets, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. A Fund will not deal with Prudential Securities or any affiliate in any transaction in which Prudential Securities (or any affiliate) acts as principal, except in accordance with rules of the Commission. Thus, it will not deal in the over-the-counter market with Prudential Securities or any affiliate acting as market maker, and it will not execute a negotiated trade with Prudential Securities or any affiliate if execution involves Prudential Securities' acting as principal with respect to any part of a Fund's order.

  In placing orders for portfolio securities of a Fund, the Manager's overriding objective is to obtain the best possible combination of favorable price and efficient execution. The Manager seeks to effect each transaction at a price and commission that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. The factors that the Manager may consider in selecting a particular broker, dealer or futures commission merchant (firms) are the Manager's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the portfolio transaction; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular transaction; confidentiality; the execution, clearance and settlement capabilities of the firms; the availability of research and research related services provided through such firms; the Manager's knowledge of the financial stability of the firms; the Manager's knowledge of actual or apparent operational problems of firms; and the amount of capital, if any, that would be contributed by firms executing the transaction. Given these factors, a Fund may pay transaction costs in excess of that which another firm might have charged for effecting the same transaction.

  When the Manager selects a firm that executes orders or is a party to portfolio transactions, relevant factors taken into consideration are whether that firm has furnished research and research products and/or services, such as research reports, research compilations, statistical and economic data, computer data bases, quotation equipment and services, research oriented computer software, hardware and services, reports concerning the performance of accounts, valuations of securities; investment related periodicals, investment seminars and other economic services and consultants. Such services are used in connection with some or all of the Manager's investment activities; some of such services, obtained in connection with the execution of transactions for one investment account, may be used in managing other accounts, and not all of these services may be used in connection with a Fund.

  The Manager maintains an internal allocation procedure to identify those firms who have provided it with research and research related products and/or services, and the amount that was provided, and to endeavor to direct sufficient commissions to them to ensure the continued receipt of those services that the Manager believes provides a benefit to a Fund and its other clients. The Manager makes a good faith determination that the research and/or service is reasonable in light of the type of service provided and the price and execution of the related portfolio transactions.

  When the Manager deems the purchase or sale of equities to be in the best interests of a Fund or its other clients, including Prudential, the Manager may, but is under no obligation to, aggregate the transactions in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the transactions, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to its clients.

  The allocation or orders among firms and the commission rates paid are reviewed periodically by the Company's Board of Directors. Portfolio securities may not be purchased from any underwriting or selling syndicate of which Prudential Securities or any affiliate, during the existence of the syndicate, is a principal underwriter (as defined in the Investment Company
Act), except in accordance with rules of the Commission. This limitation, in the opinion of the Company, will not significantly affect a Fund's ability to pursue its present investment objective. However, in the future in other circumstances, a Fund may be at a disadvantage because of this limitation in comparison to other funds with similar objectives but not subject to such limitations.

  Subject to the above considerations, Prudential Securities (or any affiliate) may act as a securities broker or futures commission merchant for the Company. In order for Prudential Securities (or any affiliate) to effect any portfolio transactions for a Fund, the commissions, fees or other remuneration received by Prudential Securities (or any affiliate) must be reasonable and fair compared to the commissions, fees or other remuneration paid to other firms or futures commission merchants in connection with comparable transactions involving similar securities or futures being purchased or sold on an exchange during a comparable period of time. This standard would allow Prudential Securities (or any affiliate) to receive no more than the remuneration which would be expected to be received by an unaffiliated firm or futures commission merchant in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Company, including a majority of the Directors who are not "interested" persons, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Prudential Securities (or any affiliate) are consistent with the foregoing standard. In accordance with
Section 11(a) of the Securities Exchange Act of 1934, as amended, Prudential Securities may not retain compensation for effecting transactions on a national securities exchange for a Fund unless the Fund has expressly authorized the retention of such compensation. Prudential Securities must furnish to a Fund at least annually a statement setting forth the total amount of all compensation retained by Prudential Securities from transactions effected for the Fund during the applicable period. Brokerage and futures transactions with Prudential Securities also are subject to such fiduciary standards as may be imposed by applicable law.

  The table below sets forth information concerning payment of commissions by the Funds, including the amount of such commissions paid to Prudential Securities, for the three years ended September 30, 2000:


                                Fiscal Year Ended                Fiscal Year Ended                Fiscal Year Ended
                               September 30, 2000               September 30, 1999               September 30, 1998
                         -------------------------------- -------------------------------- --------------------------------
                          Active                Equity     Active                Equity     Active                Equity
                         Balanced   Growth    Opportunity Balanced   Growth    Opportunity Balanced   Growth    Opportunity
                         -------- ----------  ----------- -------- ----------  ----------- -------- ----------  -----------
Total brokerage
 commissions paid by
 the Funds.............  $81,680  $6,407,714   $925,771   $77,497  $3,797,681   $596,107   $225,669 $1,776,771   $396,571
Total brokerage
 commissions paid to
 Prudential Securities..    --      $541,200    $26,500      --      $391,685    $43,115      --       $16,922       $205
Percentage of total
 brokerage commissions
 paid to Prudential
 Securities............     --          8.45%      2.86%     --         10.31%      7.23%     --          0.96%       .05%

  Of the total brokerage commissions paid during the fiscal year ended September 30, 2000, $0, $1,338,877 and $221,311.25 (or 0%, 20.9% and 22.77%)
was paid to firms which provide research, statistical or other services to PIFM or affiliates on behalf of the Active Balanced Fund, the Growth Fund and the Equity Opportunity Fund, respectively. PIFM has not separately identified a portion of such brokerage commissions as applicable to the provision of such research, statistical or other services.

  Each Fund is required to disclose its holdings of securities of its regular brokers and dealers (as defined under Rule 10b-1 of the Investment Company
Act) and their parents at September 30, 2000. As of September 30, 2000, each Fund held the following debt securities in the amounts indicated:

       Equity Opportunity
       ------------------
       American Express Corp.                      $  7,750,000
       Growth
       ------
       American Express Corp.                      $145,000,000
       Ford Motor Credit                           $ 77,885,000
       IBM Credit                                  $100,000,000
       Active Balanced
       ---------------
       Bear Stearns & Co., Inc.                    $300,162,750
       Credit Suisse First Boston Corp.            $200,109,000
       Goldman Sachs Group & Co.                   $    702,870
       Lehman Brothers Inc.                        $    234,732
       Merrill Lynch, Pierce, Fenner & Smith Inc.  $    497,101
       Salomon Smith Barney Inc.                   $ 98,042,670
       UBS Warburg                                 $300,163,000

               CAPITAL SHARES, OTHER SECURITIES AND ORGANIZATION

  The Company is authorized to issue 3.25 billion shares of common stock, $.001 par value per share divided into three series (the Funds). Active Balanced Fund and Equity Opportunity Fund may each issue 1 billion shares. Growth Fund may issue 1.25 billion shares. Active Balanced Fund and Equity Opportunity Fund are each divided into four classes, designated Class A, Class B, Class C and Class Z, consisting of 250 million authorized shares per class. Growth Fund is divided into five classes, designated Class A, Class B, Class C, Class Z and Class I, consisting of 250 million authorized shares per class. With respect to each Fund, each class of shares represents an interest in the same assets of the Fund and is identical in all respects except that (1) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares and Class I shares of Growth Fund, which are not subject to any sales charges and distribution and/or service fees), which may affect performance, (2) each class has exclusive voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (3) each class has a different exchange privilege, (4) only Class B shares have a conversion feature and (5) Class Z shares and Class I shares of Growth Fund are offered exclusively for sale to a limited group of investors. In accordance with the Company's Articles of Incorporation, the Directors may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Directors may determine. The voting rights of the shareholders of a series or class can be modified only by the majority vote of shareholders of that series or class.

  Shares of each Fund, when issued as described in the Prospectuses, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of the Fund under certain circumstances. Each share of each class is equal as to earnings, assets and voting privileges, except as noted above, and each class of shares (with the exception of Class Z shares and Class I shares of Growth Fund, which are not subject to any distribution or service fees) bears the expenses related to the distribution of its shares. Except for the conversion feature applicable to the Class B shares, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of a Fund is entitled to its portion of all of the Fund's assets after all debt and expenses of the Fund have been paid. Since Class B and Class C shares generally bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A shareholders and to Class Z shareholders and Class I shareholders of Growth Fund, whose shares are not subject to any distribution and/or service fees.

  The Company does not intend to hold annual meetings of shareholders unless otherwise required by law. The Company will not be required to hold meetings of shareholders unless, for example, the election of Directors is required to be acted on by shareholders under the Investment Company Act. Shareholders have certain rights, including the right to call a meeting upon the vote of 10% of the Company's outstanding shares for the purpose of voting on the removal of one or more Directors or to transact any other business.

  Under the Articles of Incorporation, the Directors may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios with distinct investment objectives and policies and share purchase, redemption and net asset value procedures) with such preferences, privileges, limitations and voting and dividend rights as the Directors may determine. All consideration received by the Company for shares of any additional series, and all assets in which such consideration is invested, would belong to that series (subject only to the rights of creditors of that series) and would be subject to the liabilities related thereto. Under the Investment Company Act, shareholders of any additional series of shares would normally have to approve the adoption of any advisory contract relating to such series and of any changes in the fundamental investment policies related thereto.

  The Directors have the power to alter the number of Directors, provided that always at least a majority of the Directors have been elected by the shareholders of the Company. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can if they choose, elect all Directors being selected, while the holders of the remaining shares would be unable to elect any Director.

                PURCHASE, REDEMPTION AND PRICING OF FUND SHARES

  Shares of each Fund may be purchased at a price equal to the next determined net asset value (NAV) per share plus a sales charge which, at the election of the investor, may be imposed either (1) at the time of purchase (Class A or Class C shares) or (2) on a deferred basis (Class B or Class C shares). Class Z shares of each Fund and Class I shares of Growth Fund are offered to a limited group of investors at NAV without any sales charges.

  Each class of shares represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares and Class I shares of Growth Fund, which are not subject to any sales charge or distribution and/or service fee), which may affect performance; (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (iii) each class has a different exchange privilege; (iv) only Class B shares have a conversion feature and (v) Class Z shares and Class I shares of Growth Fund are offered exclusively for sale to a limited group of investors.

Purchase by Wire

  For an initial purchase of shares of the Company by wire, you must complete an application and telephone PMFS to receive an account number at (800) 225-1852 (toll-free). The following information will be requested: your name, address, tax identification number, fund and class elections, dividend distribution election, amount being wired and wiring bank. Instructions should then be given by you to your bank to transfer funds by wire to State Street Bank and Trust Company (State Street), Boston, Massachusetts, Custody and Shareholder Services Division, Attention: The Prudential Investment Portfolios, Inc., specifying on the wire the account number assigned by PMFS and your name and identifying the Fund and the class in which you are investing (Class A, Class B, Class C, Class Z or Class I shares).

  If you arrange for receipt by State Street of Federal Funds prior to the calculation of NAV (4:15 P.M., New York Time) on a business day, you may purchase shares of a Fund as of that day.

  In making a subsequent purchase order by wire, you should wire State Street directly and should be sure that the wire specifies Prudential Active Balanced Fund, Prudential Jennison Growth Fund or Prudential Jennison Equity Opportunity Fund, Class A, Class B, Class C, Class Z or Class I shares and your name and individual account number. It is not necessary to call PMFS to make subsequent purchase orders utilizing Federal Funds. The minimum amount which may be invested by wire is $1,000.

Issuance of Fund Shares for Securities

  Transactions involving the issuance of Fund shares for securities (rather than cash) will be limited to (1) reorganizations, (2) statutory mergers, or
(3) other acquisitions of portfolio securities that (a) meet the investment objective and policies of the applicable Fund, (b) are liquid and not subject to restrictions on resale, (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market, and (d) are approved by the investment adviser.

Specimen Price Make-up

  Under the current distribution arrangements between the Company and the Distributor, Class A shares are sold with a maximum sales charge of 5%, Class C* shares are sold with a sales charge of 1% and Class B* and Class Z and Class I shares are sold at NAV. Using the NAV at September 30, 2000, the maximum offering price of the Funds' shares is as follows:

                                                 Active                Equity
                                                Balanced             Opportunity
                                                  Fund   Growth Fund    Fund
                                                -------- ----------- -----------
Class A
Net asset value and redemption price per Class
 A share......................................   $13.76    $24.20      $14.82
Maximum sales charge (5% of offering price)...      .72      1.27         .78
                                                 ------    ------      ------
Maximum offering price to public..............   $14.48    $25.47      $15.60
                                                 ======    ======      ======
Class B
Net asset value, offering price and redemption
 price per Class B share*.....................   $13.68    $23.23      $14.61
                                                 ======    ======      ======
Class C
Net asset value and redemption price per Class
 C share*.....................................   $13.68    $23.23      $14.61
Sales charge (1% of offering price)...........      .14       .23         .15
                                                 ------    ------      ------
Offering price to public......................   $13.82    $23.46      $14.76
                                                 ======    ======      ======
Class Z
Net asset value, offering price and redemption
 price per Class Z share......................   $13.79    $24.50      $14.92
                                                 ======    ======      ======
Class I
Net asset value, offering price and redemption
 price per Class I share**....................      N/A    $  --          N/A
                                                 ======    ======      ======

--------
 * Class B and Class C shares are subject to a contingent deferred sales charge on certain redemptions.
 ** Class I shares of Growth Fund were not available on September 30, 2000.

Selecting a Purchase Alternative

  The following is provided to assist you in determining which method of purchase best suits your individual circumstances and is based on current fees and expenses being charged to a Fund:

  If you intend to hold your investment in a Fund for less than 4 years and do not qualify for a reduced sales charge on Class A shares, since Class A shares are subject to an initial sales charge of 5% and Class B shares are subject to a CDSC of 5% which declines to zero over a 6 year period, you should consider purchasing Class C shares over either Class A or Class B shares.

  If you intend to hold your investment for longer than 4 years, but less than 5 years, and do not qualify for a reduced sales charge on Class A shares, you should consider purchasing Class B or Class C shares over Class A shares. This is because the initial sales charge plus the cumulative annual distribution-related fee on Class A shares would exceed those of the Class B and Class C shares if you redeem your investment during this time period. In addition, more of your money would be invested initially in the case of Class C shares, because of the relatively low initial sales charge, and all of your money would be invested initially in the case of Class B shares, which are sold at NAV.

  If you intend to hold your investment for longer than 5 years, you should consider purchasing Class A shares over either Class B or Class C shares. This is because the maximum sales charge plus the cumulative annual distribution-related fee on Class A shares would be less than those of the Class B and Class C shares.

  If you qualify for a reduced sales charge on Class A shares, it may be more advantageous for you to purchase Class A shares over either Class B or Class C shares regardless of how long you intend to hold your investment. However, unlike Class B shares, you would not have all of your money invested initially because the sales charge on Class A shares is deducted at the time of purchase.

  If you do not qualify for a reduced sales charge on Class A shares and you purchase Class B or Class C shares, you would have to hold your investment for more than 6 years in the case of Class B shares and for more than 5 years in the case of Class C shares for the higher cumulative annual distribution-related fee on those shares plus, in the case of Class C shares, the 1% initial sales charge to exceed the initial sales charge plus the cumulative annual distribution-related fees on Class A shares. This does not take into account the time value of money, which further reduces the impact of the higher Class B or Class C distribution-related fee on the investment, fluctuations in NAV, the effect of the return on the investment over this period of time or redemptions when the CDSC is applicable.

Reduction and Waiver of Initial Sales Charge--Class A Shares

  Benefit Plans. Certain group retirement and savings plans may purchase Class A shares without the initial sales charge if they meet the required minimum for amount of assets, average account balance or number of eligible employees. For more information about these requirements, call Prudential at (800) 353-2847.

  Other Waivers. In addition, Class A shares may be purchased at NAV, without the initial sales charge, through the Distributor or the Transfer Agent, by:

  .  Officers of the Prudential mutual funds (including the Company),

  . Employees of the Distributor, Prudential Securities, PIFM and their subsidiaries and members of the families of such persons who maintain an "employee related" account at Prudential Securities or the Transfer Agent,

  . Employees of subadvisers of the Prudential mutual funds provided that purchases at NAV are permitted by such person's employer,

  . Prudential, employees and special agents of Prudential and its subsidiaries and all persons who have retired directly from active service with Prudential or one of its subsidiaries,

  .  Members of the Board of Directors of Prudential,

  . Real estate brokers, agents and employees of real estate brokerage companies affiliated with The Prudential Real Estate Affiliates who maintain an account at Prudential Securities, Prusec or with the Transfer Agent,

  . Registered representatives and employees of brokers who have entered into a selected dealer agreement with the Distributor provided that purchases at NAV are permitted by such person's employer,

  . Investors who have a business relationship with a financial adviser who joined Prudential Securities from another investment firm, provided that
     (1) the purchase is made within 180 days of the commencement of the financial adviser's employment at Prudential Securities, or within one year in the case of Benefit Plans, (2) the purchase is made with proceeds of a redemption of shares of any open-end non-money market fund sponsored by the financial adviser's previous employer (other than a fund which imposes a distribution or service fee of .25 of 1% or less) and (3) the financial adviser served as the client's broker on the previous purchase,

  . Investors in Individual Retirement Accounts, provided the purchase is made in a directed rollover to such Individual Retirement Account or with the proceeds of a tax-free rollover of assets from a Benefit Plan for which Prudential provides administrative or recordkeeping services and further provided that such purchase is made within 60 days of receipt of the Benefit Plan distribution,

  . Orders placed by broker-dealers, investment advisers or financial planners who have entered into an agreement with the Distributor, who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services (for example, mutual fund "wrap" or asset allocation programs), and

  . Orders placed by clients of broker-dealers, investment advisers or financial planners who place trades for customer accounts if the accounts are linked to the master account of such broker-dealer, investment adviser or financial planner and the broker-dealer, investment adviser or financial planner charges the clients a separate fee for its services (for example, mutual fund "supermarket" programs).

  Broker-dealers, investment advisers or financial planners sponsoring fee-based programs (such as mutual fund "wrap" or asset allocation programs and mutual fund "supermarket" programs) may offer their clients more than one class of shares in a Fund in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

  For an investor to obtain any reduction or waiver of the initial sales charges, at the time of the sale either the Transfer Agent must be notified directly by the investor or the Distributor must be notified by the broker facilitating the transaction that the sale qualifies for the reduced or waived sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement. No initial sales charges are imposed upon Class A shares acquired upon the reinvestment of dividends and distributions.

  Combined Purchase and Cumulative Purchase Privilege. If an investor or eligible group of related investors purchases Class A shares of a Fund concurrently with Class A shares of other Prudential mutual funds, the purchases may be combined to take advantage of the reduced sales charges applicable to larger purchases.

  An eligible group of related Fund investors includes any combination of the following:

  .  an individual,

  .  the individual's spouse, their children and their parents,

  .  the individual's and spouse's Individual Retirement Account (IRA),

  . any company controlled by the individual (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners),

  . a trust created by the individual, the beneficiaries of which are the individual, his or her spouse, parents or children,

  . a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse, and

  . one or more employee benefit plans of a company controlled by an individual.

  Also, an eligible group of related Fund investors may include an employer (or group of related employers) and one or more retirement or group plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that employer).

  The Transfer Agent, the Distributor or your broker must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charge will be granted subject to confirmation of the investor's holdings. The Combined Purchase and Cumulative Purchase Privilege does not apply to individual participants in any retirement or group plans.

  Letters of Intent. Reduced sales charges are available to investors (or an eligible group of related investors) who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of shares of a Fund and shares of other Prudential mutual funds (Investment Letter of Intent). Retirement and group plans no longer qualify to purchase Class A shares at NAV by entering into a Letter of Intent.

  For purposes of the Investment Letter of Intent, all shares of a Fund and shares of other Prudential mutual funds (excluding money market funds other than those acquired pursuant to the exchange privilege) which were previously purchased and are still owned are also included in determining the applicable reduction. However, the value of shares held directly with the Transfer Agent or its affiliates and your broker will not be aggregated to determine the reduced sales charge.

  An Investment Letter of Intent permits a purchaser to establish a total investment goal to be achieved by any number of investments over a thirteen-month period. Each investment made during the period will receive the reduced sales charge applicable to the amount represented by the goal, as if it were a single investment. Escrowed Class A shares totaling 5% of the dollar amount of the Letter of Intent will be held by the Transfer Agent in the name of the investor. The effective date of an Investment Letter of Intent may be back-dated up to 90 days, in order that any investments made during this 90-day period, valued at the investor's cost, can be applied to the fulfillment of the Letter of Intent goal.

  The Investment Letter of Intent does not obligate the investor to purchase, nor the Company to sell, the indicated amount. In the event the Letter of Intent goal is not satisfied within the thirteen-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor will liquidate sufficient escrowed shares to obtain such difference. If the goal is exceeded in an amount which qualifies for a lower sales charge, a price adjustment is made by refunding to the investor the amount of excess sales charge, if any, paid during the thirteen-month period. Investors electing to purchase Class A shares of a Fund pursuant to a Letter of Intent should carefully read such Letter of Intent.

  The Distributor must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investor's holdings. Letters of Intent are not available to individual participants in any retirement or group plans.

Class B Shares

  The offering price of Class B shares is the NAV next determined following receipt of an order in proper form by the Transfer Agent, your broker or the Distributor. Redemptions of Class B shares may be subject to a CDSC. See "Sale of Shares--Contingent Deferred Sales Charge" below.

  The Distributor will pay, from its own resources, sales commissions of up to 4% of the purchase price of Class B shares to brokers, financial advisers and other persons who sell Class B shares at the time of sale. This facilitates the ability of a Fund to sell the Class B shares without an initial sales charge being deducted at the time of purchase. The Distributor anticipates that it will recoup its advancement of sales commissions from the combination of the CDSC and the distribution fee.

Class C Shares

  The offering price of Class C shares is the next determined NAV plus a 1% sales charge. In connection with the sale of Class C shares, the Distributor will pay, from its own resources, brokers, financial advisers and other persons which distribute Class C shares a sales commission of up to 2% of the purchase price at the time of the sale.

Waiver of Initial Sales Charge--Class C Shares

  Benefit Plans. Certain group retirement plans may purchase Class C shares without the initial sales charge. For more information, call Prudential at
(800) 353-2847.

  Investment of Redemption Proceeds from Other Investment Companies. Investors may purchase Class C shares at NAV, without the initial sales charge, with the proceeds from the redemption of shares of any unaffiliated registered investment company which were not held through an account with any Prudential affiliate. Such purchases must be made within 60 days of the redemption. Investors eligible for this waiver include: (1) investors purchasing shares through an account at Prudential Securities; (2) investors purchasing shares through an ADVANTAGE Account or an Investor Account with Prusec; and (3) investors purchasing shares through other brokers. This waiver is not available to investors who purchase shares directly from the Transfer Agent. You must notify the Transfer Agent directly or through your broker if you are entitled to this waiver and provide the Transfer Agent with such supporting documents as it may deem appropriate.

Class Z Shares

  Benefit Plans. Certain group retirement plans may purchase Class Z shares if they meet the required minimum for amount of assets, average account balance or number of eligible employees. For more information about these requirements, call Prudential at (800) 353-2847.

  Mutual Fund Programs. Class Z shares can also be purchased by participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes a Fund as an available option. Class Z shares can also be purchased by investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments Advisory Group relating to:

  . Mutual fund "wrap" or asset allocation programs where the sponsor places Fund trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services; or

  . Mutual fund "supermarket" programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

  Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in a Fund in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

  Other Types of Investors. Class Z shares also are available for purchase by the following categories of investors:

  . Certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential mutual funds are an available option;

  . Current and former Directors/Trustees of the Prudential mutual funds (including the Company); and

  .  Prudential, with an investment of $10 million or more.

  In connection with the sale of Class Z shares, the Manager, the Distributor or one of their affiliates may pay brokers, financial advisers and other persons which distribute shares a finder's fee, from its own resources, based on a percentage of the net asset value of shares sold by such persons.

Class I Shares

  Certain group retirement plans and other institutional investors may purchase Class I shares of the Growth Fund if they meet the required minimum for amount of assets and other requirements. For more information about these requirements, call Prudential at (800) 353-2847.

Rights of Accumulation

  Reduced sales charges also are available through rights of accumulation, under which an investor or an eligible group of related investors, as described above under "Combined Purchase and Cumulative Purchase Privilege," may aggregate the value of their existing holdings of shares of a Fund and shares of other Prudential mutual funds (excluding money market funds other than those acquired pursuant to the exchange privilege) to determine the reduced sales charge. Rights of accumulation may be applied across the classes of shares of the Prudential mutual funds. The value of shares held directly with the Transfer Agent and through your broker will not be aggregated to determine the reduced sales charge. The value of existing holdings for purposes of determining the reduced sales charge is calculated using the maximum offering price (NAV plus maximum sales charge) as of the previous business day.

  The Distributor or the Transfer Agent must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investor's holdings. Rights of accumulation are not available to individual participants in any retirement or group plans.

Sale of Shares

  You can redeem your shares at any time for cash at the NAV next determined after the redemption request is received in proper form (in accordance with procedures established by the Transfer Agent in connection with investors' accounts) by the Transfer Agent, the Distributor or your broker. In certain cases, however, redemption proceeds will be reduced by the amount of any applicable CDSC, as described below. See "Contingent Deferred Sales Charge" below. If you are redeeming your shares through a broker, your broker must receive your sell order before the Fund computes its NAV for that day (that is, 4:15 P.M., New York Time) in order to receive that day's NAV. Your broker will be responsible for furnishing all necessary documentation to the Distributor and may charge you for its services in connection with redeeming shares of a Fund.

  If you hold shares of a Fund through Prudential Securities, you must redeem your shares through Prudential Securities. Please contact your Prudential Securities financial adviser.

  If you hold shares in non-certificate form, a written request for redemption signed by you exactly as the account is registered is required. If you hold certificates, the certificates must be received by the Transfer Agent, the Distributor or your broker in order for the redemption request to be processed. If redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to the Transfer Agent must be submitted before such request will be accepted. All correspondence and documents concerning redemptions should be sent to the Fund in care of its Transfer Agent, Prudential Mutual Fund Services LLC, Attention: Redemption Services, P.O. Box 8149, Philadelphia, Pennsylvania 19101, the Distributor, or to your broker.

  Signature Guarantee. If the proceeds of the redemption (1) exceed $50,000,
(2) are to be paid to a person other than the record owner, (3) are to be sent to an address other than the address on the Transfer Agent's records, or (4) are to be paid to a corporation, partnership, trust or fiduciary, and your shares are held directly with the Transfer Agent, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker, dealer or credit union. The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution. For clients of Prusec, a signature guarantee may be obtained from the agency or office manager of most Prudential Insurance and Financial Services or Preferred Services offices. In the case of redemptions from a PruArray Plan, if the proceeds of the redemption are invested in another investment option of the plan in the name of the record holder and at the same address as reflected in the Transfer Agent's records, a signature guarantee is not required.

  Payment for shares presented for redemption will be made by check within seven days after receipt by the Transfer Agent, the Distributor or your broker of the certificate and/or written request, except as indicated below. If you hold shares through a broker, payment for shares presented for redemption will be credited to your account at your broker, unless you indicate otherwise. Such payment may be postponed or the right of redemption suspended at times
(1) when the New York Stock Exchange is closed for other than customary weekends and holidays, (2) when trading on such Exchange is restricted, (3) when an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (4) during any other period when the Commission, by order, so permits; provided that applicable rules and regulations of the Commission shall govern as to whether the conditions prescribed in (2), (3) or
(4) exist.

  Redemption in Kind. If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the fund, in lieu of cash in conformity with applicable rules of the Commission. Securities will be readily marketable and will be valued in the same manner as in a regular redemption. If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. Each Fund, however, has elected to be governed by Rule 18f-1 under the Investment Company Act, under which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder.

  Involuntary Redemption. In order to reduce expenses of a Fund, the Board of Directors may redeem all of the shares of any shareholder, other than a shareholder which is an IRA or other tax-deferred retirement plan, whose account has a net asset value of less than $500 due to a redemption. The Fund will give such shareholders 60 days' prior written notice in which to purchase sufficient additional shares to avoid such redemption. No CDSC will be imposed on any such involuntary redemption.

  90-day Repurchase Privilege. If you redeem your shares and have not previously exercised the repurchase privilege, you may reinvest any portion or all of the proceeds of such redemption in shares of the same Fund at the NAV next determined after the order is received, which must be within 90 days after the date of the redemption. Any CDSC paid in connection with such redemption will be credited (in shares) to your account. (If less than a full repurchase is made, the credit will be on a pro rata basis.) You must notify the Transfer Agent, either directly or through the Distributor or your broker, at the time the repurchase privilege is exercised to adjust your account for the CDSC you previously paid. Thereafter, any redemptions will be subject to the CDSC applicable at the time of the redemption. See "Contingent Deferred Sales Charge" below. Exercise of the repurchase privilege will generally not affect federal tax treatment of any gain realized upon redemption. However, if the redemption was made within a 30 day period of the repurchase and if the redemption resulted in a loss, some or all of the loss, depending on the amount reinvested, may not be allowed for federal income tax purposes.

  Contingent Deferred Sales Charge

  Redemptions of Class B shares will be subject to a contingent deferred sales charge or CDSC declining from 5% to zero over a six-year period. Class C shares redeemed within 18 months of purchase (one year in the case of shares purchased before November 2, 1998) will be subject to a 1% CDSC. The CDSC will be deducted from the redemption proceeds and reduce the amount paid to you. The CDSC will be imposed on any redemption by you which reduces the current value of your Class B or Class C shares to an amount which is lower than the amount of all payments by you for shares during the preceding six years, in the case of Class B shares, and 18 months, in the case of Class C shares (one year for Class C shares purchased before November 2, 1998). A CDSC will be applied on the lesser of the original purchase price or the current value of the shares being redeemed. Increases in the value of your shares or shares acquired through reinvestment of dividends or distributions are not subject to a CDSC. The amount of any CDSC will be paid to and retained by the Distributor.

  The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month. The CDSC will be calculated from the first day of the month after the initial purchase, excluding the time shares were held in a money market fund.

  The following table sets forth the rates of the CDSC applicable to redemption of Class B shares:

                                                       Contingent Deferred Sales
                                                        Charge as a Percentage
      Year Since Purchase                               of Dollars invested or
      Payment Made                                        Redemption Proceeds
      -------------------                              -------------------------
      First...........................................           5.0%
      Second..........................................           4.0%
      Third...........................................           3.0%
      Fourth..........................................           2.0%
      Fifth...........................................           1.0%
      Sixth...........................................           1.0%
      Seventh.........................................           None

  In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV above the total amount of payments for the purchase of Class B shares made during the preceding six years and 18 months for Class C shares (one year for Class C shares bought before November 2, 1998); then of amounts representing the cost of shares held beyond the applicable CDSC period; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.

  For example, assume you purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, you acquired 5 additional Class B shares through dividend reinvestment. During the second year after the purchase you decide to redeem $500 of your investment. Assuming at the time of the redemption the NAV had appreciated to $12 per share, the value of your Class B shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for total CDSC of $9.60.

  For federal income tax purposes, the amount of the CDSC will reduce the gain, or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

  Waiver of Contingent Deferred Sales Charge--Class B Shares. The CDSC will be waived in the case of a redemption following the death or disability of a shareholder or, in the case of a trust account, following the death or disability of the grantor. The waiver is available for total or partial redemptions of shares owned by a person, either individually or in joint tenancy, at the time of death or initial determination of disability, provided that the shares were purchased prior to death or disability.

  The CDSC also will be waived in the case of a total or partial redemption in connection with certain distributions made without penalty under the Internal Revenue Code from a tax-deferred retirement plan, an IRA or Section 403(b) custodial account. For more information, call Prudential at (800) 353-2847.

  Finally, the CDSC will be waived to the extent that the proceeds from shares redeemed are invested in Prudential mutual funds, The Guaranteed Investment Account, the Guaranteed Insulated Separate Account or units of The Stable Value Fund.

  Systematic Withdrawal Plan. The CDSC will be waived (or reduced) on certain redemptions from a Systematic Withdrawal Plan. On an annual basis, up to 12% of the total dollar amount subject to the CDSC may be redeemed without charge. The Transfer Agent will calculate the total amount available for this waiver annually on the anniversary date of your purchase. The CDSC will be waived (or reduced) on redemptions until this threshold 12% is reached.

  In addition, the CDSC will be waived on redemptions of shares held by Directors of the Company.

  You must notify the Company's Transfer Agent either directly or through your broker at the time of redemption, that you are entitled to waiver of the CDSC and provide the Transfer Agent with such supporting documentation as it may deem appropriate. The waiver will be granted subject to confirmation of your entitlement. In connection with these waivers, the Transfer Agent will require you to submit the supporting documentation set forth below.

 Category of Waiver                     Required Documentation
 Death                                  A copy of the shareholder's death
                                        certificate or, in the case of a
                                        trust, a copy of the grantor's death
                                        certificate, plus a copy of the trust
                                        agreement identifying the grantor.
 Disability--An individual will be con- A copy of the Social Security
 sidered disabled if he or she is un-   Administration award letter or a
 able to engage in any substantial      letter from a physician on the
 gainful activity by reason of any med- physician's letterhead stating that ically determinable physical or mental the shareholder (or, in the case of a
 impairment which can be expected to    trust, the grantor (a copy of the
 result in death or to be of long-con-  trust agreement identifying the
 tinued and indefinite duration.        grantor will be required as well)) is
                                        permanently disabled. The letter must
                                        also indicate the date of disability.
 Distribution from an IRA or 403(b)     A copy of the distribution form from
 Custodial                              the custodial firm indicating (i) the
 Account                                date of birth of the shareholder and
                                        (ii) that the shareholder is over age
                                        59 and is taking a normal
                                        distribution--signed by the
                                        shareholder.
 Distribution from Retirement Plan      A letter signed by the plan
                                        administrator/trustee indicating the
                                        reason for the distribution.
 Excess Contributions                   A letter from the shareholder (for an
                                        IRA) or the plan administrator/trustee
                                        on company letterhead indicating the
                                        amount of the excess and whether or
                                        not taxes have been paid.

  The Transfer Agent reserves the right to request such additional documents as it may deem appropriate.

  Waiver of Contingent Deferred Sales Charge--Class C Shares

  Benefit Plans. The CDSC will be waived for redemptions by certain group retirement plans for which Prudential or brokers not affiliated with Prudential provide administrative or recordkeeping services. The CDSC also will be waived for certain redemptions by benefit plans sponsored by Prudential and its affiliates. For more information, call Prudential at (800) 353-2847.

Conversion Feature--Class B Shares

  Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Conversions will be effected at relative net asset value without the imposition of any additional sales charge.

  Since the Company tracks amounts paid rather than the number of shares bought on each purchase of Class B shares, the number of Class B shares eligible to convert to Class A shares (excluding shares acquired through the automatic reinvestment of dividends and other distributions) (the Eligible Shares) will be determined on each conversion date in accordance with the following formula: (1) the ratio of (a) the amounts paid for Class B shares purchased at least seven years prior to the conversion date to (b) the total amount paid for all Class B shares purchased and then held in your account (2) multiplied by the total number of Class B shares purchased and then held in your account. Each time any Eligible Shares in your account convert to Class A shares, all shares or amounts representing Class B shares then in your account that were acquired through the automatic reinvestment of dividends and other distributions will convert to Class A shares.

  For purposes of determining the number of Eligible Shares, if the Class B shares in your account on any conversion date are the result of multiple purchases at different NAVs per share, the number of Eligible Shares calculated as described above will generally be either more or less than the number of shares actually purchased approximately seven years before such conversion date. For example, if 100 shares were initially purchased at $10 per share (for a total of $1,000) and a second purchase of 100 shares was subsequently made at $11 per share (for a total of $1,100), 95.24 shares would convert approximately seven years from the initial purchase (that is, $1,000 divided by $2,100 (47.62%), multiplied by 200 shares equals 95.24 shares). The Manager reserves the right to modify the formula for determining the number of Eligible Shares in the future as it deems appropriate on notice to shareholders.

  Since annual distribution-related fees are lower for Class A shares than Class B shares, the per share NAV of the Class A shares may be higher than that of the Class B shares at the time of conversion. Thus, although the aggregate dollar value will be the same, you may receive fewer Class A shares than Class B shares converted.

  For purposes of calculating the applicable holding period for conversions, all payments for Class B shares during a month will be deemed to have been made on the last day of the month, or for Class B shares acquired through exchange, or a series of exchanges, on the last day of the month in which the original payment for purchases of such Class B shares was made. For Class B shares previously exchanged for shares of a money market fund, the time period during which such shares were held in the money market fund will be excluded. For example, Class B shares held in a money market fund for one year would not convert to Class A shares until approximately eight years from purchase. For purposes of measuring the time period during which shares are held in a money market fund, exchanges will be deemed to have been made on the last day of the month. Class B shares acquired through exchange will convert to Class A shares after expiration of the conversion period applicable to the original purchase of such shares.

  The conversion feature may be subject to the continuing availability of opinions of counsel or rulings of the Internal Revenue Service (1) that the dividends and other distributions paid on Class A, Class B, Class C, Class Z and Class I shares will not constitute "preferential dividends" under the Internal Revenue Code and (2) that the conversion of shares does not constitute a taxable event. The conversion of Class B shares into Class A shares may be suspended if such opinions or rulings are no longer available. If conversions are suspended, Class B shares of each Fund will continue to be subject, possibly indefinitely, to their higher annual distribution and service fee.

                        SHAREHOLDER INVESTMENT ACCOUNT

  Upon the initial purchase of Fund shares, a Shareholder Investment Account is established for each investor under which a record of the shares held is maintained by the Transfer Agent. If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares and may be redeposited in the Account at any time. There is no charge to the investor for issuance of a certificate. Each Fund makes available to its shareholders the following privileges and plans.

  Automatic Reinvestment of Dividends and Distributions. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the applicable Fund at net asset value per share. An investor may direct the Transfer Agent in writing not less than five full business days prior to the record date to have subsequent dividends or distributions sent in cash rather than reinvested. In the case of recently purchased shares for which registration instructions have not been received on the record date, cash payment will be made directly to the broker. Any shareholder who receives dividends or distributions in cash may subsequently reinvest any such dividend or distribution at NAV by returning the check or the proceeds to the Transfer Agent within 30 days after the payment date. Such reinvestment will be made at the NAV per share next determined after receipt of the check by the Transfer Agent. Shares purchased with reinvested dividends and/or distributions will not be subject to any CDSC upon redemption.

  Exchange Privilege. The Company makes available to its shareholders the exchange privilege. The Company makes available to its shareholders the privilege of exchanging their shares of a Fund for shares of certain other Prudential mutual funds, including one or more specified money market funds, subject in each case to the minimum investment requirements of such funds. Shares of such other Prudential mutual funds may also be exchanged for shares of a Fund. All exchanges are made on the basis of the relative NAV next determined after receipt of an order in proper form. An exchange will be treated as a redemption and purchase for tax purposes. For retirement and group plans having a limited menu of Prudential mutual funds, the exchange privilege is available for those funds eligible for investment in the particular program.

  It is contemplated that the exchange privilege may be applicable to new mutual funds whose shares may be distributed by the Distributor.

  In order to exchange shares by telephone, you must authorize telephone exchanges on your initial application form or by written notice to the Transfer Agent and hold shares in non-certificate form. Thereafter, you may call the Company at (800) 225-1852 to execute a telephone exchange of shares, on weekdays, except holidays, between the hours of 8:00 A.M. and 6:00 P.M., New York Time. For your protection and to prevent fraudulent exchanges, your telephone call will be recorded and you will be asked to provide your personal identification number. A written confirmation of the exchange transaction will be sent to you. Neither the Company nor its agents will be liable for any loss, liability or cost which results from acting upon instructions reasonably believed to be genuine under the foregoing procedures. All exchanges will be made on the basis of the relative NAV of the two funds next determined after the request is received in good order.

  If you hold shares through Prudential Securities, you must exchange your shares by contacting your Prudential Securities financial adviser.

  If you hold certificates, the certificates must be returned in order for the shares to be exchanged.

  You may also exchange shares by mail by writing to Prudential Mutual Fund Services LLC, Attention: Exchange Processing, P.O. Box 8157, Philadelphia, PA 19101.

  In periods of severe market or economic conditions the telephone exchange of shares may be difficult to implement and you should make exchanges by mail by writing to Prudential Mutual Fund Services LLC, at the address noted above.

  Class A. Shareholders of a Fund may exchange their Class A shares for shares of certain other Prudential mutual funds and shares of the money market funds specified below. No fee or sales load will be imposed upon the exchange. Shareholders of money market funds who acquired such shares upon exchange of Class A shares may use the exchange privilege only to acquire Class A shares of the Prudential mutual funds participating in the exchange privilege.

  The following money market funds participate in the Class A exchange privilege:

  Prudential California Municipal Fund
   (California Money Market Series)
  Prudential Government Securities Trust
   (Money Market Series)
   (U.S. Treasury Money Market Series)
  Prudential Municipal Series Fund
   (New Jersey Money Market Series)
   (New York Money Market Series)

  Prudential MoneyMart Assets, Inc. (Class A shares)

  Prudential Tax-Free Money Fund, Inc.

  Class B and Class C. Shareholders of a Fund may exchange their Class B and Class C shares of such Fund for Class B and Class C shares, respectively, of certain other Prudential mutual funds and shares of Prudential Special Money Market Fund, Inc., a money market fund. No CDSC will be payable upon such exchange, but a CDSC may be payable upon the redemption of the Class B and Class C shares acquired as a result of the exchange. The applicable sales charge will be that imposed by the fund in which shares were initially purchased and the purchase date will be deemed to be the first day of the month after the initial purchase, rather than the date of the exchange.

  Class B and Class C shares of a Fund may also be exchanged for shares of Prudential Special Money Market Fund, Inc. without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market fund or after re-exchange into a Fund, such shares will be subject to the CDSC calculated without regard to the time such shares were held in the money market fund. In order to minimize the period of time in which shares are subject to a CDSC, shares exchanged out of the money market fund will be exchanged on the basis of their remaining holding periods, with the longest remaining holding periods being transferred first. In measuring the time period shares are held in a money market fund and "tolled" for purposes of calculating the CDSC holding period, exchanges are deemed to have been made on the last day of the month. Thus, if shares are exchanged into a Fund from a money market fund during the month (and are held in the Fund at the end of the month), the entire month will be included in the CDSC holding period. Conversely, if shares are exchanged into a money market fund prior to the last day of the month (and are held in the money market fund on the last day of the month), the entire month will be excluded from the CDSC holding period. For purposes of calculating the seven year holding period applicable to the Class B conversion feature, the time period during which Class B shares were held in a money market fund will be excluded.

  At any time after acquiring shares of other funds participating in the Class B or Class C exchange privilege, a shareholder may again exchange those shares (and any reinvested dividends and distributions) for Class B or Class C shares of the Fund, respectively, without subjecting such shares to any CDSC. Shares of any fund participating in the Class B or Class C exchange privilege that were acquired through reinvestment of dividends or distributions may be exchanged for Class B or Class C shares of other funds, respectively, without being subject to any CDSC.

  Class Z. Class Z shares may be exchanged for Class Z shares of other Prudential mutual funds.

  Class I. Class I shares of the Growth Fund may not be exchanged for shares of any Prudential mutual funds.

  Special Exchange Privileges. A special exchange privilege is available for shareholders who qualify to purchase Class A shares at NAV and for shareholders who qualify to purchase Class Z shares. Under this exchange privilege, amounts representing any Class B and Class C shares which are not subject to a CDSC held in such a shareholder's account will be automatically exchanged for Class A shares for shareholders who qualify to purchase Class A shares at NAV on a quarterly basis, unless the shareholder elects otherwise.

  Shareholders who qualify to purchase Class Z shares will have their Class B and Class C shares which are not subject to a CDSC and their Class A shares exchanged for Class Z shares on a quarterly basis. Eligibility for this exchange privilege will be calculated on the business day prior to the date of the exchange. Amounts representing Class B or Class C shares which are not subject to a CDSC include the following: (1) amounts representing Class B or Class C shares acquired pursuant to the automatic reinvestment of dividends and distributions, (2) amounts representing the increase in the NAV above the total amount of payments for the purchase of Class B or Class C shares and (3) amounts representing Class B or Class C shares held beyond the applicable CDSC period. Class B and Class C shareholders must notify the Transfer Agent either directly or through Prudential Securities, Prusec or another broker that they are eligible for this special exchange privilege.

  Participants in any fee-based program for which a Fund is an available option will have their Class A shares, if any, exchanged for Class Z shares when they elect to have those assets become a part of the fee-based program. Upon leaving the program (whether voluntarily or not), such Class Z shares (and, to the extent provided for in the program, Class Z shares acquired through participation in the program) will be exchanged for Class A shares at NAV. Similarly, participants in Prudential Securities' 401(k) Plan for which a Fund's Class Z shares are an available option and who wish to transfer their Class Z shares out of the Prudential Securities 401(k) Plan following separation from service (that is, voluntary or involuntary termination of employment or retirement) will have their Class Z shares exchanged for Class A shares at NAV.

  Additional details about the exchange privilege and prospectuses for each of the Prudential mutual funds are available from the Funds' Transfer Agent, the Distributor or your broker. The exchange privilege may be modified, terminated or suspended on 60 days' notice, and any fund, including each of these Funds, or the Distributor, has the right to reject any exchange application relating to such fund's shares.

Dollar Cost Averaging

  Dollar cost averaging is a method of accumulating shares by investing a fixed amount of dollars in shares at set intervals. An investor buys more shares when the price is low and fewer shares when the price is high. The average cost per share is lower than it would be if a constant number of shares were bought at set intervals.

  Dollar cost averaging may be used, for example, to plan for retirement, to save for a major expenditure, such as the purchase of a home, or to finance a college education. The cost of a year's education at a four-year college today averages around $14,000 at a private college and around $6,000 at a public university. Assuming these costs increase at a rate of 7% a year, as has been projected, for the freshman class of 2011, the cost of four years at a private college could reach $210,000 and over $90,000 at a public university.(/1/)

  The following chart shows how much you would need in monthly investments to achieve specified lump sums to finance your investment goals.(/2/)

        Period of
        Monthly Investments                 $100,000 $150,000 $200,000 $250,000
        -------------------                 -------- -------- -------- --------
        25 Years...........................  $  105   $  158   $  210   $  263
        20 Years...........................     170      255      340      424
        15 Years...........................     289      433      578      722
        10 Years...........................     547      820    1,093    1,366
        5 Years............................   1,361    2,041    2,721    3,402

--------
(/1/)Source information concerning the costs of education at public and private universities is available from The College Board Annual Survey of Colleges, 1993. Average costs for private institutions include tuition, fees, room and board for the 1993-1994 academic year.
(/2/)The chart assumes an effective rate of return of 8% (assuming monthly compounding). This example is for illustrative purposes only and is not intended to reflect the performance of an investment in shares of a Fund. The investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

  See "Automatic Investment Plan."

  Automatic Investment Plan (AIP). Under AIP, an investor may arrange to have a fixed amount automatically invested in shares of a Fund monthly by authorizing his or her bank account or brokerage account (including a Prudential Securities Command Account) to be debited to invest specified dollar amounts in shares of a Fund. The investor's bank must be a member of the Automatic Clearing House System. Stock certificates are not issued to AIP participants.

  Further information about this program and an application form can be obtained from the Transfer Agent, the Distributor or your broker.

  Systematic Withdrawal Plan. A systematic withdrawal plan is available to shareholders through the Transfer Agent, the Distributor or your broker. Such withdrawal plan provides for monthly, quarterly, semi-annual or annual redemption checks in any amount, except as provided below, up to the value of the shares in the shareholder's account. Withdrawals of Class B or Class C shares may be subject to a CDSC.

  In the case of shares held through the Transfer Agent (1) a $10,000 minimum account value applies, (2) withdrawals may not be for less than $100 and (3) the shareholder must elect to have all dividends and/or distributions automatically reinvested in additional full and fractional shares at NAV on shares held under this plan.

  The Transfer Agent, the Distributor or your broker acts as an agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment. The systematic withdrawal plan may be terminated at any time, and the Distributor reserves the right to initiate a fee of up to $5 per withdrawal, upon 30 days' written notice to the shareholder.

  Withdrawal payments should not be considered as dividends, yield or income. If systematic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

  Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. In addition, withdrawals made concurrently with purchases of additional shares are inadvisable because of the sales charges applicable to (1) the purchase of Class A shares and (2) the redemption of Class B and Class C shares. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan.

  Tax-Deferred Retirement Plans. Various tax-deferred retirement plans, including a 401(k) plan, self-directed individual retirement accounts and "tax-deferred accounts" under Section 403(b)(7) of the Internal Revenue Code are available through the Distributor. These plans are for use by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participants, or a pooled account arrangement. Information regarding the establishment of these plans, and the administration, custodial fees an other details are available from the Distributor or the Transfer Agent.

  Investors who are considering the adoption of such a plan should consult with their own legal counsel or tax adviser with respect to the establishment and maintenance of any such plan.

Tax-Deferred Retirement Accounts

  Individual Retirement Accounts. An individual retirement account (IRA) permits the deferral of federal income tax on income earned in the account until the earnings are withdrawn. The following chart represents a comparison of the earnings in a personal savings account with those in an IRA, assuming a $2,000 annual contribution, an 8% rate of return and a 39.6% federal income tax bracket and shows how much more retirement income can accumulate within an IRA as opposed to a taxable individual savings account.

                         Tax-Deferred Compounding(/1/)

         Contributions                        Personal
         Made Over:                           Savings    IRA
         -------------                        -------- --------
         10 years............................ $ 26,165 $ 31,291
         15 years............................   44,676   58,649
         20 years............................   68,109   98,846
         25 years............................   97,780  157,909
         30 years............................  135,346  244,692

----------
(/1/)The chart is for illustrative purposes only and does not represent the performance of a Fund or any specific investment. It shows taxable versus tax-deferred compounding for the periods and on the terms indicated. Earnings in a traditional IRA account will be subject to tax when withdrawn from the account. Distributions from a Roth IRA which meet the conditions required under the Internal Revenue Code will not be subject to tax upon withdrawal from the account.

Mutual Fund Programs

  From time to time, a Fund or the Company may be included in a mutual fund program with other Prudential mutual funds. Under such a program, a group of portfolios will be selected and thereafter marketed collectively. Typically, these programs are created with an investment theme, such as, to seek greater diversification, protection from interest rate movements or access to different management styles. In the event such a program is instituted, there may be a minimum investment requirement for the program as a whole. A Fund may waive or reduce the minimum initial investment requirements in connection with such a program.

  The mutual funds in the program may be purchased individually or as part of a program. If investors elect to purchase the individual mutual funds that constitute the program in an investment ratio different from that offered by the program, the standard minimum investment requirements for the individual mutual funds will apply.

                                NET ASSET VALUE

  Each Fund will compute its NAV at 4:15 P.M., New York Time, on each day the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem Fund shares have been received or days on which changes in the value of a Fund's portfolio securities do not affect NAV. In the event the New York Stock Exchange closes early on any business day, the NAV of a Fund's shares shall be determined at a time between such closing and 4:15 P.M., New York Time. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

  A Fund's net asset value per share or NAV is determined by subtracting its liabilities from the value of its assets and dividing the remainder by the number of shares outstanding. Under the Investment Company Act, the Board of Directors is responsible for determining in good faith the fair value of securities of the Company. In accordance with procedures adopted by the Company's Board of Directors, the value of investments listed on a securities exchange and NASDAQ National Market System securities (other than options on stock and stock indexes) are valued at the last sales price on such exchange system on the day of valuation, or, if there was no sale on such day, the mean between the last bid and asked prices on such day, or at the bid price on such day in the absence of an asked price. Corporate bonds (other than convertible debt securities) that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager in consultation with the investment adviser to be over-the-counter, are valued on the basis of valuations provided by an independent pricing agent or more than one principal market maker that use information with respect to transactions in bonds, quotations from bond dealers, agency ratings, market transactions in comparable securities and various relationships between securities in determining value. U.S. government securities for which market quotations are available shall be valued at a price provided by an independent pricing agent or primary dealer. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager in consultation with the Subadviser to be over-the-counter, are valued at the mean between the last reported bid and asked prices provided by more than one principal market maker. Options on stock and stock indexes traded on an exchange, futures contracts and options on futures contracts are valued at their last sales prices as of the close of trading on the applicable exchange or board of trade or, if there was no sale on the applicable exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Should an extraordinary event, which is likely to affect the value of the security, occur after the close of an exchange on which a portfolio security is traded, such security will be valued at fair value considering factors determined in good faith by the investment adviser under procedures established by and under the general supervision of the Board of Directors.

  Securities or other assets for which reliable market quotations are not readily available, or for which the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Manager or the investment adviser (or Valuation Committee or Board of Directors), does not represent fair value, are valued by the Valuation Committee or Board of Directors in consultation with the Manager or the Subadviser, including its portfolio managers, traders and its research and credit analysts, on the basis of the following factors: cost of the security, transactions in comparable securities, relationships among various securities and such other factors as may be determined by the Manager, the investment adviser, Board of Directors or Valuation Committee to materially affect the value of the security. Short-term debt securities are valued at cost, with interest accrued or discount amortized to the date of maturity, if their original maturity was 60 days or less, unless this is determined by the Board of Directors not to represent fair value. Short-term securities with remaining maturities of more than 60 days, for which market quotations are readily available, are valued at their current market quotations as supplied by an independent pricing agent or more than one principal market maker.

  Although the legal rights of each class of shares are substantially identical, the different expenses borne by each class will result in different NAVs. The NAV of Class B and Class C shares will generally be lower than the NAV of Class A or Class Z shares as a result of the larger distribution-related fee to which Class B and Class C shares are subject and the NAV of Class A shares will generally be lower than that of Class Z or Class I shares because Class Z and Class I shares are not subject to any distribution or service fee. It is expected, however, that the NAV per share of each class will tend to converge immediately after the recording of dividends, if any, which will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.

                      TAXES, DIVIDENDS AND DISTRIBUTIONS

  Each Fund is qualified as, intends to remain qualified as and has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. This relieves the Fund (but not its shareholders) from paying federal income tax on income and capital gains which are distributed to shareholders, and permits net capital gains of the Fund (that is, the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long shareholders have held their shares in the Fund. Net capital gains of a Fund which are available for distribution to shareholders will be computed by taking into account any capital loss carryforward of the Fund.

  Qualification of a Fund as a regulated investment company under the Internal Revenue Code requires, among other things, that (a) the Fund derive at least 90% of its annual gross income (without reduction for losses from the sale or other disposition of securities or foreign currencies) be derived from interest, dividends, payments with respect to securities loans, and gains from the sale or other disposition of securities or options thereon or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year (1) at least 50% of the value of the Fund's assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (2) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities);

and (c) the Fund distribute to its shareholders at least 90% of its net investment income and net short-term capital gains (that is, the excess of net short-term capital gains over net long-term capital losses) in each year.

  Each Fund is required to distribute 98% of its ordinary income in the same calendar year in which it is earned. Each Fund also is required to distribute during the calendar year 98% of the capital gain net income it earned during the 12 months ending on October 31 of such calendar year, as well as all undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve-month period ending on October 31 of such prior year, respectively. To the extent it does not meet these distribution requirements, a Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For purposes of this excise tax, income on which a Fund pays income tax is treated as distributed.

  Gains or losses on sales of securities by a Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call thereon or otherwise holds an offsetting position with respect to the securities. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by a Fund on securities lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will generally realize short-term capital gain or loss. If securities are sold by a Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale proceeds of the securities delivered in determining the amount of gain or loss on the sale. Certain of a Fund's transactions may be subject to wash sale, short sale, constructive sale, anti-conversion and straddle provisions of the Internal Revenue Code which may, among other things, require a Fund to defer recognition of losses. In addition, debt securities acquired by a Fund may be subject to original issue discount and market discount rules which, respectively, may cause a Fund to accrue income in advance of the receipt of cash with respect to interest or cause gains to be treated as ordinary income.

  Certain futures contracts and certain listed options (referred to as Section 1256 contracts) held by a Fund will be required to be "marked to market" for federal income tax purposes; that is, treated as having been sold at their fair market value on the last day of a Fund's taxable year. Except with respect to certain foreign currency forward contracts, 60% of any gain or loss recognized on these "deemed sales" and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

  Gain or loss on the sale, lapse or other termination of options on stock and on narrowly-based stock indexes will be capital gain or loss and will be long-term or short-term depending upon the holding period of the option. In addition, positions which are part of a straddle will be subject to certain wash sale, short sale and constructive sale provisions of the Internal Revenue Code. In the case of a straddle, a Fund may be required to defer the recognition of losses on positions it holds to the extent of any unrecognized gain on offsetting positions held by the Fund. The conversion transaction rules may apply to certain transactions to treat all or a portion of the gain thereon as ordinary income rather than as capital gain.

  Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency forward contracts or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as "Section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If Section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, thereby reducing each shareholder's basis in his or her Fund shares.

  Shareholders electing to receive dividends and distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share of the relevant Fund on the reinvestment date.

  Any dividends or distributions paid shortly after a purchase by an investor may have the effect of reducing the per share NAV of the investor's shares by the per share amount of the dividends or distributions. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to federal income taxes. In addition, dividends and capital gains distributions may all be subject to state and local income taxes. Therefore, prior to purchasing shares of a Fund, the investor should carefully consider the impact of dividends or capital gains distributions which are expected to be or have been announced.

  Any loss realized on a sale, redemption or exchange of shares of a Fund by a shareholder will be disallowed to the extent the shares are replaced within the 61-day period beginning 30 days before the disposition of shares. Shares purchased pursuant to the reinvestment of a dividend will constitute a replacement of shares.

  A shareholder who acquires shares of a Fund and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain or loss realized upon a sale or exchange of shares of such Fund.

  Dividends of net investment income and distributions of net short-term capital gains paid to a shareholder (including a shareholder acting as a nominee or fiduciary) who is a nonresident alien individual, a foreign corporation or a foreign partnership (foreign shareholder) are subject to a 30% (or lower treaty rate) withholding tax upon the gross amount of the dividends unless the dividends are effectively connected with a U.S. trade or business conducted by the foreign shareholder. Capital gain distributions paid to a foreign shareholder are generally not subject to withholding tax. A foreign shareholder will, however, be required to pay U.S. income tax on any dividends and capital gain distributions which are effectively connected with a U.S. trade or business of the foreign shareholder. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

  Dividends received by corporate shareholders are generally eligible for a dividends-received deduction of 70% to the extent a Fund's income is derived from qualified dividends received by the Fund from domestic corporations. Dividends attributable to foreign corporations, interest income, capital and currency gain, gain or loss from Section 1256 contracts (described above), and income from certain other sources will not constitute qualified dividends. Individual shareholders are not eligible for the dividends-received deduction.

  Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Fund will be subject, since the amount of the Fund's assets to be invested in various countries will vary. The Funds do not expect to meet the requirements of the Internal Revenue Code for "passing-through" to their shareholders any foreign income taxes paid.

  A Fund may, from time to time, invest in Passive Foreign Investment Companies (PFICs). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. If the Fund acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock or on any gain from disposition of the stock (collectively, PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. The Fund may make a "mark-to-market" election with respect to any marketable stock it holds of a PFIC. If the election is in effect, at the end of the Fund's taxable year the Fund will recognize the amount of gains, if any, as ordinary income with respect to PFIC stock. No loss will be recognized on PFIC stock, except to the extent of gains recognized in prior years. Alternatively, the Fund, if it meets certain requirements, may elect to treat any PFIC in which it invests as a "qualified electing fund," in which case, in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain, even if they are not distributed to the Fund; those amounts would be subject to the distribution requirements applicable to the Fund described above.

  Shareholders are advised to consult their own tax advisers with respect to the federal, state, and local tax consequences resulting from their investment in a Fund.

                            PERFORMANCE INFORMATION

  Average Annual Total Return. A Fund may from time to time advertise its average annual total return. Average annual total return is determined separately for Class A, Class B, Class C, Class Z and Class I shares.

  Average annual total return is computed according to the following formula:

                                P(1 + T)n = ERV

Where:P = a hypothetical initial payment of $1,000.
      T = average annual total return.
      n = number of years.
      ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

  Average annual total return takes into account any applicable initial or deferred sales charges but does not take into account any federal or state income taxes that may be payable upon redemption.

  Below are the average annual total returns for each Fund's share classes for the periods ended September 30, 2000.

        Fund                 Class  1 Yr.  5 Yr.  Since Inception
        ----                ------- ------ -----  ----------------
        Growth              Class A 20.67%   N/A  22.84% (11/2/95)
                            Class B 21.04%   N/A  23.11% (11/2/95)
                            Class C 23.78%   N/A  22.95% (11/2/95)
                            Class Z 27.39%   N/A  26.30% (4/15/96)
        Equity Opportunity  Class A 22.76%   N/A  16.58% (11/7/96)
                            Class B 23.31%   N/A  16.93% (11/7/96)
                            Class C 26.02%   N/A  16.95% (11/7/96)
                            Class Z 29.64%   N/A  18.46% (11/7/96)
        Active Balanced     Class A  5.98%   N/A  10.45% (11/7/96)
                            Class B  5.73%   N/A  10.73% (11/7/96)
                            Class C  8.67%   N/A  10.82% (11/7/96)
                            Class Z 11.87% 11.96% 11.44% (01/4/93)

  On September 20, 1996, the assets and liabilities of Growth Stock Fund (a series of Prudential Index Series Fund, formerly Prudential Dryden Fund, and formerly The Prudential Institutional Fund) were transferred to the Growth Fund in exchange solely for Class Z shares of the Growth Fund (the Reorganization). The investment objectives and policies of the Growth Stock Fund were substantially similar to those of Growth Fund and both funds had the same investment adviser. Accordingly, if you purchased shares of Growth Stock Fund at its inception on November 5, 1992, owned such shares through September 20, 1996 (thereby participating in the Reorganization), and continued to own Class Z shares received in the Reorganization through September 30, 1999, your average annual total returns (after fees and expenses) for the one and five year and since inception (November 5, 1992) periods ended September 30, 2000 would have been 27.39%, 24.57% and 22.25%, respectively. In addition, the aggregate total returns for such periods would have been 27.39%, 200.01% and 389.02%, respectively.

  On or about January 23, 1998, the assets and liabilities of Prudential Jennison Active Balanced Fund were transferred to the Active Balanced Fund, in exchange solely for shares of Active Balanced Fund (the Conversion). The investment objectives and policies of Prudential Jennison Active Balanced Fund and Active Balanced Fund were virtually identical and each fund had the same Manager through September 30, 1999, although the Fund's investment adviser changed from Jennison to PIC on June 1, 1998.

  Aggregate Total Return. A Fund may also advertise its aggregate total return. Aggregate total return is determined separately for Class A, Class B, Class C, Class Z and Class I shares.

  Aggregate total return represents the cumulative change in the value of an investment in a Fund and is computed according to the following formula:

                                    ERV - P
                                    ------
                                       P

Where: P = a hypothetical initial payment of $1,000.
 ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

  Aggregate total return does not take into account any federal or state income taxes that may be payable upon redemption or any applicable initial or contingent deferred sales charges.

  Below are the aggregate total returns for each Fund's share classes for the periods ended September 30, 2000.

      Fund                 Class  1 Yr.  5 Yr.   Since Inception
      ----                ------- ------ -----  -----------------
      Growth              Class A 27.02%   N/A  189.15% (11/2/95)
                          Class B 26.04%   N/A  178.69% (11/2/95)
                          Class C 26.04%   N/A  173.69% (11/2/95)
                          Class Z 27.39%   N/A  183.34% (4/15/96)
      Equity Opportunity  Class A 29.23%   N/A   91.34% (11/7/96)
                          Class B 28.31%   N/A   85.91% (11/7/96)
                          Class C 28.31%   N/A   85.91% (11/7/96)
                          Class Z 29.64%   N/A   93.49% (11/7/96)
      Active Balanced     Class A 11.56%   N/A   55.16% (11/7/96)
                          Class B 10.78%   N/A   50.75% (11/7/96)
                          Class C 10.78%   N/A   50.75% (11/7/96)
                          Class Z 11.87% 75.94% 131.20% (01/4/93)

  The Company may include comparative performance information in advertising or marketing a Fund's shares. Such performance information may include data from Lipper Inc., Morningstar Publications, Inc. and other industry publications, business periodicals and market indexes.

  Advertising. Advertising materials for a Fund may include biographical information relating to its portfolio manager(s), and may include or refer to commentary by the Fund's manager(s) concerning investment style, investment discipline, asset growth, current or past business experience, business capabilities, political, economic or financial conditions and other matters of general interest to investors. Advertising materials for a Fund also may include mention of The Prudential Insurance Company of America, its affiliates and subsidiaries, and reference the assets, products and services of those entities.

  From time to time, advertising materials for a Fund may include information concerning retirement and investing for retirement, may refer to the approximate number of Fund shareholders and may refer to Lipper rankings or Morningstar ratings, other related analysis supporting those ratings, other industry publications, business periodicals and market indexes. In addition, advertising materials may reference studies or analyses performed by the Manager or its affiliates. Advertising materials for sector funds, funds that focus on market capitalizations, index funds and international/global funds may discuss the potential benefits and risks of that investment style. Advertising materials for fixed-income funds may discuss the benefits and risks of investing in the bond market including discussions of credit quality, duration and maturity.

  Set forth below is a chart which compares the performance of different types of investments over the long term and the rate of inflation.(/1/)

                                    [GRAPH]

           Performance Comparisons of Different Types of Investments
                  Over The Long Term (12/31/1925-12/31/1999)

                        11.4%             Common Stocks
                         5.1%             Long-Term Gov't Bonds
                         3.1%             Inflation
------------
(/1/)Source: Ibbotson Associates. All rights reserved, Common stock returns are based on the Standard & Poor's 500 Composite Stock Price Index, a market-weighted, unmanaged index of 500 common stocks in a variety of industry sectors. It is a commonly used indicator of broad stock price movements. This chart is for illustrative purposes only and is not intended to represent the performance of any particular investment or fund. Investors cannot invest directly in an index. Past performance is not a guarantee of future results.

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

               Portfolio of Investments as of September 30, 2000
--------------------------------------------------------------------------------

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  75.5%
Common Stocks  50.2%
-------------------------------------------------------------------------------------
Aerospace/Defense  0.5%
        900    B.F. Goodrich Co.                                      $       35,269
      5,100    General Dynamics Corp.                                        320,344
      7,200    Boeing Co.                                                    453,600
      2,800    Titan Corp.                                                    46,200
                                                                      --------------
                                                                             855,413
-------------------------------------------------------------------------------------
Airlines  0.6%
     15,700    AMR Corp.                                                     513,194
      5,750    Southwest Airlines Co.                                        139,437
      9,500    UAL Corp.(a)                                                  399,000
                                                                      --------------
                                                                           1,051,631
-------------------------------------------------------------------------------------
Aluminum  0.1%
      7,900    Alcan Aluminum Ltd.                                           228,606
-------------------------------------------------------------------------------------
Audio/Visual
      1,200    Polycom, Inc.(a)                                               80,362
-------------------------------------------------------------------------------------
Automobiles & Trucks  0.5%
     11,669    Ford Motor Co.                                                295,372
      3,200    General Motors Corp.                                          208,000
     29,600    Visteon Corp.                                                 447,700
                                                                      --------------
                                                                             951,072
-------------------------------------------------------------------------------------
Banking  1.0%
      6,600    Bank of New York Co., Inc.                                    370,012
      9,650    Chase Manhattan Corp.                                         445,709
      4,600    Fifth Third Bancorp                                           247,825
     12,000    Firstar Corp.                                                 268,500
      2,300    PNC Bank Corp.                                                149,500
      2,400    Suntrust Banks, Inc.                                          119,550
      5,500    U.S. Bancorp                                                  125,125
      1,300    Wachovia Corp.                                                 73,694
                                                                      --------------
                                                                           1,799,915

                                                                      ----------
    See Notes to Financial Statements                                    B-59

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

           Portfolio of Investments as of September 30, 2000 Cont'd.
--------------------------------------------------------------------------------

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Beverages  0.8%
      8,400    Anheuser-Busch Companies, Inc.                         $      355,425
      7,700    Coca-Cola Co.                                                 424,462
     15,200    PepsiCo, Inc.                                                 699,200
                                                                      --------------
                                                                           1,479,087
-------------------------------------------------------------------------------------
Building & Construction  0.5%
     10,400    Armstrong Holdings, Inc.                                      124,150
      7,400    Centex Corp.                                                  237,725
     15,000    Pulte Corp.                                                   495,000
                                                                      --------------
                                                                             856,875
-------------------------------------------------------------------------------------
Business Services  0.1%
      1,300    Omnicom Group, Inc.                                            94,819
-------------------------------------------------------------------------------------
Chemicals  0.3%
     11,200    Air Products & Chemicals, Inc.                                403,200
      3,300    Ashland Inc.                                                  111,169
      2,900    Dow Chemical Co.                                               72,319
      5,600    Schulman (A.), Inc.                                            61,600
                                                                      --------------
                                                                             648,288
-------------------------------------------------------------------------------------
Commercial Services  0.2%
      5,000    Paychex, Inc.                                                 262,500
      2,200    Quanta Services, Inc.(a)                                       60,500
                                                                      --------------
                                                                             323,000
-------------------------------------------------------------------------------------
Computer Services  0.7%
      4,500    Automatic Data Processing, Inc.                               300,937
      3,400    Electronic Data Systems Corp.                                 141,100
      3,100    First Data Corp.                                              121,094
      2,100    Fiserv, Inc.(a)                                               125,738
      5,600    MarchFirst, Inc.(a)                                            87,850
      2,900    Network Appliance, Inc.(a)                                    369,387
      4,600    Network Associates, Inc.(a)                                   104,075
                                                                      --------------
                                                                           1,250,181

----------
  B-60                                     See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

           Portfolio of Investments as of September 30, 2000 Cont'd.
--------------------------------------------------------------------------------

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Computer Software & Services  6.4%
      1,400    Adobe Systems, Inc.                                    $      217,350
     18,600    America Online, Inc.(a)                                       999,750
     52,200    Cisco Systems, Inc.(a)                                      2,884,050
     16,600    EMC Corp.(a)                                                1,645,475
      5,900    Intuit, Inc.(a)                                               336,300
     31,100    Microsoft Corp.(a)                                          1,875,719
      1,000    NVIDIA Corp.(a)                                                81,875
     22,100    Oracle Systems Corp.(a)                                     1,740,375
     12,200    Sun Microsystems, Inc.(a)                                   1,424,350
      1,400    Teradyne, Inc.(a)                                              49,000
      3,700    VERITAS Software Corp.(a)                                     525,400
                                                                      --------------
                                                                          11,779,644
-------------------------------------------------------------------------------------
Computer Systems/Peripherals  1.6%
      3,000    Apple Computer, Inc.(a)                                        77,250
      6,600    Dell Computer Corp.(a)                                        203,362
      9,700    Gateway, Inc.(a)                                              453,475
      7,600    Hewlett-Packard Co.                                           737,200
     13,300    International Business Machines Corp.                       1,496,250
                                                                      --------------
                                                                           2,967,537
-------------------------------------------------------------------------------------
Cosmetics/Toiletries  0.4%
      1,100    Avon Products, Inc.                                            44,963
      7,900    Colgate-Palmolive Co.                                         372,880
      5,300    Kimberly-Clark Corp.                                          295,806
                                                                      --------------
                                                                             713,649
-------------------------------------------------------------------------------------
Distribution/Wholesalers  0.1%
      2,400    BJ's Wholesale Club, Inc.(a)                                   81,900
      2,100    Tech Data Corp.(a)                                             89,775
                                                                      --------------
                                                                             171,675
-------------------------------------------------------------------------------------
Diversified Consumer Products  0.2%
        900    Procter & Gamble Co.                                           60,300
      5,717    Unilever NV                                                   275,845
                                                                      --------------
                                                                             336,145

                                                                      ----------
    See Notes to Financial Statements                                    B-61

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

           Portfolio of Investments as of September 30, 2000 Cont'd.
--------------------------------------------------------------------------------

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Diversified Operations  2.7%
     73,900    General Electric Co.                                   $    4,263,106
      7,400    JDS Uniphase Corp.(a)                                         700,687
                                                                      --------------
                                                                           4,963,793
-------------------------------------------------------------------------------------
Diversified Manufacturing  0.6%
      5,300    Cooper Industries, Inc.                                       186,825
      7,437    Honeywell International Inc.                                  264,943
      3,000    Illinois Tool Works Inc.                                      167,625
      2,300    Minnesota Mining & Manufacturing Co.                          209,587
     18,800    National Service Industries, Inc.                             367,775
                                                                      --------------
                                                                           1,196,755
-------------------------------------------------------------------------------------
Electrical Utilities  1.6%
      1,860    American Electric Power Co., Inc.                              72,773
      3,500    Calpine Corp.(a)                                              365,312
      2,700    Consolidated Edison, Inc.                                      92,137
        600    Dominion Resources, Inc.                                       34,838
      2,800    DTE Energy Co.                                                107,100
      2,800    Duke Energy Corp.                                             240,100
      4,400    Florida Progress Corp.                                        232,925
     19,900    PG&E Corp.                                                    481,331
     15,900    PPL Corp.                                                     663,825
      2,100    Public Service Company of New Mexico                           54,338
      9,200    Reliant Energy, Inc.                                          427,800
      4,800    Southern Co.                                                  155,700
                                                                      --------------
                                                                           2,928,179
-------------------------------------------------------------------------------------
Electronic Components  4.3%
      3,100    Advanced Micro Devices, Inc.(a)                                73,238
     11,600    Agilent Technologies, Inc.(a)                                 567,675
      4,000    Altera Corp.(a)                                               191,000
      2,900    Analog Devices, Inc.(a)                                       239,431
     11,800    Applied Materials, Inc.(a)                                    699,887
      4,000    Emerson Electric Co.                                          268,000

----------
  B-62                                     See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

           Portfolio of Investments as of September 30, 2000 Cont'd.
--------------------------------------------------------------------------------

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
     50,200    Intel Corp.                                            $    2,086,437
      4,800    Jabil Circuit, Inc.(a)                                        272,400
      9,300    KLA-Tencor Corp.(a)                                           383,044
        900    Linear Technology Corp.                                        58,275
      4,800    Maxim Integrated Products, Inc.(a)                            386,100
      4,400    Micron Technology, Inc.                                       202,400
      9,300    Novellus Systems, Inc.(a)                                     433,031
      4,200    Semtech Corp.(a)                                              181,125
     10,200    Texas Instruments, Inc.                                       481,312
      1,700    TriQuint Semiconductor, Inc.(a)                                61,944
      1,500    Microchip Technology, Inc.(a)                                  49,594
      2,300    Molex, Inc.                                                   125,206
      2,090    Motorola, Inc.                                                 59,043
      5,800    Sanmina Corp.(a)                                              543,025
      4,900    Sawtek, Inc.(a)                                               188,727
      1,300    SCI Systems, Inc.(a)                                           53,300
      3,100    Xilinx, Inc.(a)                                               265,438
                                                                      --------------
                                                                           7,869,632
-------------------------------------------------------------------------------------
Entertainment  0.4%
     18,600    Walt Disney Co.                                               711,450
-------------------------------------------------------------------------------------
Financial Services  5.6%
     12,000    American Express Co.                                          729,000
        500    Apollo Group Ltd.(a)                                           19,937
      9,800    Associates First Capital Corp.                                372,400
      2,760    BankAmerica Corp.                                             144,555
     35,366    Citigroup, Inc.                                             1,911,974
      8,200    Federal Home Loan Mortgage Corp.                              443,313
      9,700    Federal National Mortgage Assoc.                              693,550
      9,800    FleetBoston Financial Corp.                                   382,200
        100    Franklin Resources, Inc.                                        4,443
      3,100    Northern Trust Corp.                                          275,513
      8,800    Golden West Financial Corp.                                   471,900
      6,000    Household International Corp.                                 339,750
      4,400    Lehman Brothers Holdings, Inc.                                650,100
     20,100    MBNA Corp.                                                    773,850
      5,000    Mellon Financial Corp.                                        231,875

                                                                      ----------
    See Notes to Financial Statements                                     B-63

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

           Portfolio of Investments as of September 30, 2000 Cont'd.
--------------------------------------------------------------------------------

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
      7,600    Merrill Lynch & Co., Inc.                              $      501,600
      4,600    Morgan (J.P.) & Co., Inc.                                     751,525
      9,600    Morgan Stanley, Dean Witter & Co.                             877,800
      5,400    Providian Financial Corp.                                     685,800
        500    Union Planters Corp.                                           16,531
      2,300    Wells Fargo Co.                                               105,656
                                                                      --------------
                                                                          10,383,272
-------------------------------------------------------------------------------------
Food Distribution  0.1%
      3,600    SYSCO Corp.                                                   166,725
                                                                                       ---
-------------------------------------------------------------------------------------
Foods  0.3%
          1    Archer-Daniels-Midland Co.                                          6
        500    Bestfoods                                                      36,375
      3,800    Campbell Soup Co.                                              98,325
      7,100    ConAgra, Inc.                                                 142,444
      4,000    H.J. Heinz Co.                                                148,250
      9,600    Sara Lee Corp.                                                195,000
                                                                      --------------
                                                                             620,400
-------------------------------------------------------------------------------------
Health Care Services  0.1%
      2,000    UnitedHealth Corp.                                            197,500
-------------------------------------------------------------------------------------
Home Furnishings  0.2%
     10,300    Springs Industries, Inc.                                      290,331
-------------------------------------------------------------------------------------
Human Resources  0.1%
      2,700    Robert Half International, Inc.(a)                             93,656
-------------------------------------------------------------------------------------
Insurance  1.6%
      5,800    Allstate Corp.                                                201,550
      1,000    American General Corp.                                         78,000
     14,000    American International Group, Inc.                          1,339,625
      1,200    Chubb Corp.                                                    94,950
     11,500    Cincinnati Financial Corp.                                    408,250
        700    Hartford Financial Services Group                              51,056
      7,200    Jefferson-Pilot Corp.                                         488,700
      2,500    Marsh & McLennan Cos., Inc.                                   331,875
                                                                      --------------
                                                                           2,994,006

----------
   B-64                                    See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

           Portfolio of Investments as of September 30, 2000 Cont'd.
--------------------------------------------------------------------------------

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Internet Software & Services  0.4%
      1,200    Avocent Corp.(a)                                       $       66,150
      4,800    Yahoo!, Inc.(a)                                               436,800
      1,800    Macromedia, Inc.(a)                                           145,462
                                                                      --------------
                                                                             648,412
-------------------------------------------------------------------------------------
Leisure & Tourism  0.1%
      9,900    Carnival Corp.                                                243,788
-------------------------------------------------------------------------------------
Machinery & Equipment  0.4%
        700    Caterpillar, Inc.                                              23,625
      7,900    Deere & Co.                                                   262,675
     11,800    Tecumseh Products Co.                                         494,125
                                                                      --------------
                                                                             780,425
-------------------------------------------------------------------------------------
Media & Communications  0.9%
      2,200    McGraw-Hill Companies, Inc.                                   139,837
      5,300    Seagram Co., Ltd.                                             304,419
     11,100    Time Warner, Inc.                                             868,575
      5,400    Tribune Co.                                                   235,575
      4,000    Viacom, Inc.(a)                                               234,000
                                                                      --------------
                                                                           1,782,406
-------------------------------------------------------------------------------------
Medical Products & Services  4.1%
      1,600    Allergan, Inc.                                                135,100
      1,200    Bausch & Lomb, Inc.                                            46,725
      2,300    Biomet, Inc.                                                   80,500
     18,900    Bristol Myers Squibb Co.                                    1,079,663
     11,600    Eli Lilly & Co.                                               941,050
      3,100    Forest Laboratories, Inc.(a)                                  355,531
     12,800    Johnson & Johnson Co.                                       1,202,400
     20,300    Merck & Co., Inc.                                           1,511,081
      4,000    PE Corp.-PE Biosystems Group(a)                               466,000
     37,050    Pfizer, Inc.                                                1,664,934
      1,000    Schering-Plough Corp.                                          46,500
      1,900    Tyco International Ltd.                                        98,563
                                                                      --------------
                                                                           7,628,047

                                                                      ----------
    See Notes to Financial Statements                                    B-65

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

           Portfolio of Investments as of September 30, 2000 Cont'd.
--------------------------------------------------------------------------------

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Medical Technology  0.7%
      2,200    Abbott Laboratories                                    $      104,638
     10,900    Amgen, Inc.(a)                                                761,127
     15,800    VISX, Inc.(a)                                                 425,612
                                                                      --------------
                                                                           1,291,377
-------------------------------------------------------------------------------------
Metals-Nonferrous  0.1%
      8,200    Alcoa, Inc.                                                   207,563
-------------------------------------------------------------------------------------
Motorcycles  0.2%
      7,400    Harley-Davidson, Inc.                                         354,275
-------------------------------------------------------------------------------------
Oil & Gas Equipment & Services  2.2%
      5,700    Baker Hughes, Inc.                                            211,613
      3,900    BJ Services Co.                                               238,387
      2,700    El Paso Energy Corp.                                          166,388
     24,532    Exxon Mobil Corp.                                           2,186,414
     11,800    KeySpan Corp.                                                 473,475
      2,300    Nabors Industries, Inc.(a)                                    120,520
      1,300    Schlumberger, Ltd.                                            107,006
      1,400    Sempra Energy                                                  29,138
      3,400    Smith International, Inc.(a)                                  277,312
      5,900    Williams Companies, Inc.                                      249,275
                                                                      --------------
                                                                           4,059,528
-------------------------------------------------------------------------------------
Oil & Gas Exploration/Production  2.1%
      3,200    Anadarko Petroleum Corp.                                      212,672
      4,400    Chevron Corp.                                                 375,100
      2,400    Coastal Corp.                                                 177,900
      2,800    Conoco, Inc.                                                   75,425
      3,400    Global Marine, Inc.(a)                                        104,975
      9,800    Phillips Petroleum Co.                                        614,950
     22,000    Royal Dutch Petroleum Co.                                   1,318,625
     11,400    Texaco, Inc.                                                  598,500
     14,400    USX - Marathon Group                                          408,600
                                                                      --------------
                                                                           3,886,747

----------
   B-66                                    See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

           Portfolio of Investments as of September 30, 2000 Cont'd.
--------------------------------------------------------------------------------

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Paper & Forest Products  0.2%
      1,770    International Paper Co.                                $       50,777
     19,600    Louisiana-Pacific Corp.                                       180,075
      2,800    Weyerhaeuser Co.                                              113,050
                                                                      --------------
                                                                             343,902
-------------------------------------------------------------------------------------
Photography
      1,400    Eastman Kodak Co.                                              57,225
-------------------------------------------------------------------------------------
Retail  2.6%
      4,500    Abercrombie & Fitch Co.(a)                                     85,781
     22,700    Bed Bath & Beyond, Inc.(a)                                    553,667
      8,300    Best Buy Co., Inc.(a)                                         528,087
      4,100    CDW Computer Centers, Inc.(a)                                 282,900
     15,700    Consolidated Stores Corp.(a)                                  211,950
      2,300    Federated Department Stores, Inc.(a)                           60,088
      7,300    Home Depot, Inc.                                              387,356
      4,200    Kohl's Corp.(a)                                               242,288
        300    Liz Claiborne, Inc.                                            11,550
      6,600    Nike, Inc.                                                    264,413
      2,300    RadioShack Corp.                                              148,638
      4,800    Safeway, Inc.(a)                                              224,100
     10,800    Sears, Roebuck & Co.                                          350,136
      2,700    Toys 'R' Us, Inc.(a)                                           43,875
     22,900    Wal-Mart Stores, Inc.                                       1,102,062
      9,100    Walgreen Co.                                                  345,231
                                                                      --------------
                                                                           4,842,122
-------------------------------------------------------------------------------------
Steel & Metals  0.1%
      4,700    Nucor Corp.                                                   141,588
-------------------------------------------------------------------------------------
Telecommunication Equipment  1.4%
      3,900    ADTRAN, Inc.(a)                                               165,933
     12,500    Lucent Technologies, Inc.                                     382,031
     24,600    Nortel Networks Corp.                                       1,465,237
      1,500    Scientific- Atlanta, Inc.                                      95,438
     11,300    Tellabs, Inc.(a)                                              539,575
                                                                      --------------
                                                                           2,648,214

                                                                      ----------
    See Notes to Financial Statements                                    B-67

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

           Portfolio of Investments as of September 30, 2000 Cont'd.
--------------------------------------------------------------------------------

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Telecommunication Services  2.7%
     39,250    AT&T Corp.                                             $    1,152,969
     18,700    BellSouth Corp.                                               752,675
      2,600    CenturyTel., Inc.                                              70,850
      6,400    Qwest Communications International, Inc.(a)                   307,600
     26,012    SBC Communications, Inc.                                    1,300,600
     21,892    Verizon Communications                                      1,060,394
      7,912    WorldCom, Inc.(a)                                             240,327
                                                                      --------------
                                                                           4,885,415
-------------------------------------------------------------------------------------
Tobacco  0.3%
     17,500    Philip Morris Co., Inc.                                       515,156
-------------------------------------------------------------------------------------
Transportation/Trucking/Shipping  0.1%
      3,200    FedEx Corp.(a)                                                141,888
      2,900    Union Pacific Corp.                                           112,738
                                                                      --------------
                                                                             254,626
-------------------------------------------------------------------------------------
Waste Management
      1,700    Waste Management, Inc.                                         29,644
                                                                      --------------
               Total common stocks (cost $79,106,298)                     92,604,058
                                                                      --------------

CORPORATE BONDS  12.3%

Moody's        Principal
Rating         Amount
(Unaudited)    (000)             Description                          Value (Note 1)
------------------------------------------------------------------------------------------
Aerospace/Defense  1.0%
                                 Boeing Inc., Deb.,
A1             $       700(d)     8.10%, 11/15/06                            737,730
                                 Northrop Grumman Corp., Deb.,
Baa3                   700(d)     7.75%, 3/1/16                              671,636
                                 Raytheon Co., Note,
Baa2                   500(d)     6.30%, 3/15/05                             476,395
                                                                      --------------
                                                                           1,885,761

----------
   B-68                                    See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

           Portfolio of Investments as of September 30, 2000 Cont'd.
--------------------------------------------------------------------------------

Moody's        Principal
Rating         Amount
(Unaudited)    (000)             Description                          Value (Note 1)
------------------------------------------------------------------------------------------
Agricultural Products  0.3%
                                 Monsanto Co., Note,
A1             $       500(d)     5.75%, 12/1/05                      $      476,300
-------------------------------------------------------------------------------------
Airlines  0.1%
                                 Delta Airlines, Inc., Note,
Baa3                   230(d)     8.30%, 12/15/29                            207,881
-------------------------------------------------------------------------------------
Asset Backed Securities  1.3%
                                 Citibank Credit Card Master
                                  Trust I, Class A,
Aaa                    500(d)    5.875%, 3/10/11                             465,000
                                 Citibank Credit Card Master
                                  Trust, Cl. A,
Aaa                  1,500(d)    6.05%, 1/15/10                            1,421,715
                                 MBNA Master Credit Card
                                  Trust, Ser. C, Cl. A,
Aaa                    500(d)    6.45%, 2/15/08                              494,530
                                                                      --------------
                                                                           2,381,245
-------------------------------------------------------------------------------------
Banking  1.9%
                                 BankAmerica Corp., MTN,
Aa2                  1,000(d)     7.125%, 5/12/05                          1,001,330
                                 Bank One Corp., Note,
Aa3                    500(d)     6.875%, 8/1/06                             488,585
                                 Chase Manhattan Bank, Sub. Note,
A1                   1,000(d)     7.00%, 6/1/05                              994,480
                                 First Union Corp.,
A2                     350(d)     6.40%, 4/1/08                              327,099
                                 First Union National Bank, Note,
A1                     240(d)     7.875%, 2/15/10                            243,826
                                 First Union-Lehman Brothers Bank
                                  of America
                                  Ser. 98-C2,
Aaa                    400(d)     6.56%, 11/18/08                            385,259
                                 Keycorp Capital
A1                     100(d)     7.75%, 7/15/29                              86,585
                                                                      --------------
                                                                           3,527,164

                                                                      ----------
    See Notes to Financial Statements                                    B-69

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

           Portfolio of Investments as of September 30, 2000 Cont'd.
--------------------------------------------------------------------------------

Moody's        Principal
Rating         Amount
(Unaudited)    (000)             Description                          Value (Note 1)
------------------------------------------------------------------------------------------
Beverages  0.1%
                                 Coca Cola Enterprises Inc., Note,
A2             $       150(d)     7.125%, 9/30/09                     $      146,835
-------------------------------------------------------------------------------------
Building & Construction  0.4%
                                 Hanson Overseas BV, Sr. Note,
Baa1                   800(d)     6.75%, 9/15/05                             773,848
-------------------------------------------------------------------------------------
Computers  0.2%
                                 Hewlett Packard Co., Note,
Aa2                    350(d)     7.15%, 6/15/05                             354,746
-------------------------------------------------------------------------------------
Consulting  0.2%
                                 Comdisco, Inc., Note,
Baa1                   400(d)     5.95%, 4/30/02                             377,652
-------------------------------------------------------------------------------------
Financial Services  2.8%
                                 Associates Corp. North America,
                                  Sr. Note,
A1                     350(d)    5.75%, 11/1/03                              339,346
                                 BCH Cayman Islands Ltd., Sub Note,
A1                     160        7.70%, 7/15/06                             160,429
                                 Ford Motor Credit Co., Note,
A2                     800(d)     7.375%, 10/28/09                           781,616
                                 Ford Motor Credit Corp., Deb.,
                                  Note,
A2                     285        7.40%, 11/1/46                             252,823
                                 General Motors Acceptance Corp.,
                                  Sr. Note,
A2                     570(d)     6.75%, 2/7/02                              567,338
                                 General Motors Acceptance Corp.,
                                  Note,
A2                     250(d)     7.75%, 1/19/10                             252,497
                                 Goldman, Sachs Group LP, Note,
A1                     700(d)     7.25%, 10/1/05                             702,870
                                 Heller Financial, Inc., Note,
A3                     400(d)     6.00%, 3/19/04                             385,116
                                 Lehman Brothers Holdings, Inc.,
                                  Notes,
A3                     240(d)     6.625%, 4/1/04                             234,732

----------
   B-70                                    See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

           Portfolio of Investments as of September 30, 2000 Cont'd.
--------------------------------------------------------------------------------

Moody's        Principal
Rating         Amount
(Unaudited)    (000)             Description                          Value (Note 1)
------------------------------------------------------------------------------------------
                                 Morgan Stanley Dean Witter, Note,
Aa3            $       400        7.75%, 6/15/05                      $      411,604
                                 PaineWebber Group, Inc.,
Baa1                   500(d)     7.625%, 12/1/09                            504,635
                                 Santander Finance Issuances, Note,
A1                     520(d)     6.80%, 7/15/05                             508,810
                                                                      --------------
                                                                           5,101,816
-------------------------------------------------------------------------------------
Foods  0.3%
                                 Kroger Co., Sr. Note,
Baa3                   250(d)     7.80%, 8/15/07                             249,435
                                 Safeway Inc., Note,
Baa2                   250(d)     6.05%, 11/15/03                            242,352
                                                                      --------------
                                                                             491,787
-------------------------------------------------------------------------------------
Foreign Government Bonds  0.2%
                                 Comunidad Autonoma De Andalucia,
                                  Note,
Aa3                    120        7.25%, 10/1/29                             116,604
-------------------------------------------------------------------------------------
Insurance  0.1%
                                 Aon Corp., Sr. Note,
A3                     130        8.65%, 5/15/05                             136,547
-------------------------------------------------------------------------------------
Media & Entertainment  0.5%
                                 News America Holdings, Inc., Deb.,
Baa3                   300(d)     9.25%, 2/1/13                              328,341
                                 Time Warner, Inc., Sr. Note,
Baa3                   600(d)     9.125%, 1/15/13                            673,122
                                                                      --------------
                                                                           1,001,463
-------------------------------------------------------------------------------------
Medical Products & Services  0.2%
                                 Tyco International Group, Note,
Baa1                   400(d)     6.375%, 6/15/05                            388,564
-------------------------------------------------------------------------------------
Oil & Gas Exploration/Production  0.7%
                                 Atlantic Richfield Co., Deb.,
Aa2                    700(d)     10.875%, 7/15/05                           819,560

                                                                      ----------
    See Notes to Financial Statements                                    B-71

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

           Portfolio of Investments as of September 30, 2000 Cont'd.
--------------------------------------------------------------------------------

Moody's        Principal
Rating         Amount
(Unaudited)    (000)             Description                          Value (Note 1)
------------------------------------------------------------------------------------------
                                 Duke Energy Field Services Corp.,
                                  Note,
Baa2           $       200        7.50%, 8/16/05                      $      201,556
                                 Occidental Petroleum Corp., Sr.
                                  Note,
Baa3                   200(d)     7.65%, 2/15/06                             202,652
                                                                      --------------
                                                                           1,223,768
-------------------------------------------------------------------------------------
Oil & Gas Services
                                 Amerada Hess Corp., Note,
Baa1                    50(d)     7.875%, 10/1/29                             49,875
-------------------------------------------------------------------------------------
Paper & Forest Products  0.1%
                                 International Paper Co., Note,
Baa1                   150        8.00%, 7/8/03                              153,012
-------------------------------------------------------------------------------------
Retail  0.1%
                                 Target Corp., Note,
A2                     200        7.50%, 8/15/10                             199,678
-------------------------------------------------------------------------------------
Telecommunication Services  0.9%
                                 Deutsche Telekom
                                  International Guaranteed,
Aa2                    350       8.00%, 6/15/10                              359,422
                                 GTE Corp.,
A2                     220(d)    6.36%, 4/15/06, Deb.                        210,355
A2                     210(d)    7.51%, 4/1/09, Note                         210,767
                                 Telefonica Europe BV, Note,
A2                     300        7.75%, 9/15/10                             301,206
                                 Sprint Capital Corp., Note,
Baa1                   370(d)     6.90%, 5/1/19                              325,600
                                 United States West Communications,
                                  Inc., Note,
A2                     430        7.625%, 6/9/03                             435,323
                                 WorldCom Inc., Note
A3                     125(d)     8.25%, 5/15/10                             132,744
                                                                      --------------
                                                                           1,975,417

----------
   B-72                                    See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

           Portfolio of Investments as of September 30, 2000 Cont'd.
--------------------------------------------------------------------------------

Moody's        Principal
Rating         Amount
(Unaudited)    (000)             Description                          Value (Note 1)
------------------------------------------------------------------------------------------
Utilities  0.9%
                                 Duke Energy Corp., Note,
A1             $       350        7.125%, 9/3/02                      $      351,190
                                 Hydro-Quebec, Deb. (Canada),
A2                     300        8.00%, 2/1/13                              317,697
                                 Southern California Edison Co.,
                                  Note,
A2                   1,000(d)     6.50%, 6/1/01                              995,620
                                                                      --------------
                                                                           1,664,507
                                                                      --------------
                                 Total corporate bonds
                                  (cost $23,205,320)                      22,634,470
                                                                      --------------
-------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS  0.4%
                                 Commercial Mortgage Asset Trust,
                                 Series 1999 C2 Class A1,
Aaa                    190       7.285%, 12/17/07                            191,403
                                 Federal National Mortgage
                                  Association,
                                  Remic, Series 1993 Cl55K,
Aaa                    600       6.50%, 5/25/08                              584,250
                                                                      --------------
                                 Total collateralized mortgage
                                  obligations (cost $781,576)                775,653
                                                                      --------------
-------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE PASS-THROUGH OBLIGATIONS  9.8%
                                 Federal National Mortgage Assoc.,
Aaa                  2,644       7.00%, 3/1/08                             2,646,694
Aaa                  1,500(c)    7.50%, 11/1/15                            1,510,770
Aaa                    400       8.00%, 12/1/23                              408,440
Aaa                    561       6.50%, 5/1/24                               541,753
Aaa                    511       8.50%, 10/1/24                              524,666
Aaa                    292       8.50%, 2/1/28                               299,766
Aaa                  5,000       6.50%, 10/1/30                            4,798,950
Aaa                  3,100(c)    7.50%, 10/1/30                            3,092,870
                                 Government National Mortgage
                                  Assoc.,
Aaa                      4       8.00%, 7/15/22                                3,980
Aaa                      6       8.00%, 8/15/22                                5,668
Aaa                  1,440       8.00%, 12/15/22                           1,471,958

                                                                      ----------
    See Notes to Financial Statements                                    B-73

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

           Portfolio of Investments as of September 30, 2000 Cont'd.
--------------------------------------------------------------------------------

Moody's        Principal
Rating         Amount
(Unaudited)    (000)             Description                          Value (Note 1)
------------------------------------------------------------------------------------------
Aaa            $     1,675(c)    7.00%, 6/15/24                       $    1,656,082
Aaa                  1,158       8.00%, 6/15/25                            1,180,541
                                                                      --------------
                                 Total U.S. government agency
                                  mortgage pass-through obligations
                                  (cost $18,047,323)                      18,142,138
                                                                      --------------
-------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES  2.8%
                                 Federal Farm Credit Bank,
Aaa                    500(d)    6.75%, 9/3/02                               501,740
                                 United States Treasury Bonds,
Aaa                    870(d)    8.75%, 5/15/20                            1,128,416
                       255       8.00%, 11/15/21                             311,419
Aaa                  2,670(d)    6.50%, 11/15/26                           2,821,015
                                 United States Treasury Notes,
Aaa                     25(d)    6.50%, 2/28/02                               25,106
Aaa                    246       6.00%, 8/15/09                              247,230
                        70(d)    5.75%, 8/15/10                               69,716
                       125(d)    6.50%, 2/15/10                              130,254
                                                                      --------------
                                 Total U.S. government securities
                                  (cost $5,236,820)                        5,234,896
                                                                      --------------
                                 Total long-term investments
                                  (cost $126,377,337)                    139,391,215
                                                                      --------------
SHORT-TERM INVESTMENTS  30.7%
-------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES  6.8%
                                 United States Treasury Bills,
                     2,000(b)    5.98%, 12/21/00                           1,973,090
                                 Federal Home Loan Bank, Discount
                                  Notes,
                     7,819       6.25%, 10/2/00                            7,817,643
                     2,791       6.28%, 10/2/00                            2,790,513
                                                                      --------------
                                 Total U.S. government securities
                                  (cost $12,581,246, Note 4)              12,581,246
                                                                      --------------
-------------------------------------------------------------------------------------
COMMERCIAL PAPER  6.6%
                                 Comcast Cable, Inc.,
                     5,700       6.75%, 11/2/00                            5,665,800
                                 Keyspan Corp.,
                       744       6.75%, 10/20/00                             741,349

----------
   B-74                                    See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

           Portfolio of Investments as of September 30, 2000 Cont'd.
--------------------------------------------------------------------------------

Moody's        Principal
Rating         Amount
(Unaudited)    (000)             Description                          Value (Note 1)
------------------------------------------------------------------------------------------
                                 Exelon Corp.,
               $       904       6.95%, 10/2/00                       $      903,825
                                 TRW, Inc.,
                     1,000       6.72%, 11/13/00                             991,973
                     4,000       6.73%, 11/27/00                           3,957,377
                                                                      --------------
                                 Total commercial paper
                                  (cost $12,260,325)                      12,260,324
                                                                      --------------
-------------------------------------------------------------------------------------
CORPORATE BONDS  0.3%
Financial Services
                                 Merrill Lynch & Co., MTN,
                                  6.02%, 5/11/01
Aa3                    500(d)     (cost $501,556)                            497,010
                                                                      --------------
REPURCHASE AGREEMENT  17.0%
                                 Joint Repurchase Agreement
                                  Account,
                                  6.50%, 10/2/00
                    31,282        (cost $31,282,000, Note 5)              31,282,000
                                                                      --------------
                                 Total short-term investments
                                  (cost $56,625,137)                      56,620,580
                                                                      --------------
                                 Total Investments  106.2%
                                  (cost $183,002,464, Note 4)            196,011,795
                                 Liabilities in excess of other
                                  assets--(6.2%)                         (11,510,935)
                                                                      --------------
                                 Net Assets  100%                     $  184,500,860
                                                                      ==============

----------------------------------
(a) Non-income producing security.
(b) All or partial amount of security is segregated as initial margin for financial futures transactions.
(c) Mortgage dollar roll, see Note 1 and Note 4.
(d) Pledged as collateral for dollar rolls.
MTN--Medium Term Note.
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.

                                                                      ----------
    See Notes to Financial Statements                                    B-75

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

             Statement of Assets and Liabilities (Unaudited)
--------------------------------------------------------------------------------

                                                                September 30, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $151,720,464)                          $164,729,795
Repurchase agreement (cost $31,282,000)                              31,282,000
Cash                                                                      4,515
Receivable for investments sold                                       6,934,979
Dividends and interest receivable                                       724,110
Receivable for Series shares sold                                       383,353
Other assets                                                              5,208
                                                                ------------------
      Total assets                                                  204,063,960
                                                                ------------------
LIABILITIES
Payable for investments purchased                                    17,970,380
Payable for Series shares reacquired                                    977,474
Due to broker - variation margin                                        305,909
Accrued expenses and other liabilities                                  188,365
Management fee payable                                                   99,999
Distribution fee payable                                                 20,973
                                                                ------------------
      Total liabilities                                              19,563,100
                                                                ------------------
NET ASSETS                                                         $184,500,860
                                                                ==================
Net assets were comprised of:
   Common stock, at par                                            $     13,394
   Paid-in capital in excess of par                                 162,191,848
                                                                ------------------
                                                                    162,205,242
   Undistributed net investment income                                3,913,675
   Accumulated net realized gain on investments                       6,423,910
   Net unrealized appreciation/depreciation on investments           11,958,033
                                                                ------------------
Net assets, September 30, 2000                                     $184,500,860
                                                                ==================

----------
   B-76                                    See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

             Statement of Assets and Liabilities Cont'd.
--------------------------------------------------------------------------------

                                                                September 30, 2000
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($16,444,230 / 1,194,824 shares of common stock
      issued and outstanding)                                            $13.76
   Maximum sales charge (5% of offering price)                              .72
                                                                ------------------
   Maximum offering price to public                                      $14.48
Class B:
   Net asset value, offering price and redemption price per
      share ($18,647,557 / 1,362,877 shares of common stock
      issued and outstanding)                                            $13.68
Class C:
   Net asset value and redemption price per share
      ($2,893,435 / 211,476 shares of common stock issued
      and outstanding)                                                   $13.68
   Sales charge (1% of offering price)                                      .14
                                                                ------------------
   Offering price to public                                              $13.82
Class Z:
   Net asset value, offering price and redemption price per
      share ($146,515,638 / 10,624,603 shares of common stock
      issued and outstanding)                                            $13.79

                                                                      ----------
    See Notes to Financial Statements                                    B-77

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

                            Statement of Operations
--------------------------------------------------------------------------------

                                                                       Year
                                                                      Ended
                                                                September 30, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                        $  5,769,352
   Dividends (net of foreign withholding taxes of $3,726)               938,001
                                                                ------------------
      Total income                                                    6,707,353
                                                                ------------------
Expenses
   Management fee                                                     1,078,167
   Distribution fee--Class A                                             33,119
   Distribution fee--Class B                                            137,941
   Distribution fee--Class C                                             17,413
   Transfer agent's fees and expenses                                   257,000
   Reports to shareholders                                              147,000
   Custodian's fees and expenses                                        130,000
   Registration fees                                                     50,000
   Legal fees and expenses                                               40,000
   Audit fee                                                             21,000
   Directors' fees and expenses                                          11,000
   Miscellaneous                                                          5,682
                                                                ------------------
      Total expenses                                                  1,928,322
                                                                ------------------
Net investment income                                                 4,779,031
                                                                ------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
   Investment transactions                                            4,143,616
   Financial futures contracts                                        2,731,436
                                                                ------------------
                                                                      6,875,052
                                                                ------------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                        6,279,897
   Financial futures contracts                                         (776,702)
                                                                ------------------
                                                                      5,503,195
                                                                ------------------
Net gain on investments                                              12,378,247
                                                                ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 17,157,278
                                                                ==================


----------
   B-78                                    See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

                      Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                    Year Ended September 30,
                                            ----------------------------------------
                                                   2000                  1999
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                       $  4,779,031         $    3,573,191
   Net realized gain on investments               6,875,052              9,924,830
   Net change in unrealized
      appreciation/depreciation on
      investments                                 5,503,195              9,882,582
                                            ------------------    ------------------
   Net increase in net assets resulting
      from operations                            17,157,278             23,380,603
                                            ------------------    ------------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                      (218,395)               (74,318)
      Class B                                      (155,300)               (52,406)
      Class C                                       (17,058)                (4,693)
      Class Z                                    (2,869,829)            (4,048,216)
                                            ------------------    ------------------
                                                 (3,260,582)            (4,179,633)
                                            ------------------    ------------------
   Distributions to shareholders from net
      realized gains on investments
      Class A                                      (538,187)              (438,657)
      Class B                                      (595,317)              (480,842)
      Class C                                       (65,387)               (43,068)
      Class Z                                    (6,387,685)           (21,035,473)
                                            ------------------    ------------------
                                                 (7,586,576)           (21,998,040)
                                            ------------------    ------------------
Series share transactions (net of share
   conversion) (Note 6)
   Net proceeds from shares sold                 65,706,175             69,542,543
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                10,820,733             26,157,302
   Cost of shares reacquired                    (45,079,160)          (114,537,650)
                                            ------------------    ------------------
   Net increase (decrease) in net assets
      from Series share transactions             31,447,748            (18,837,805)
                                            ------------------    ------------------
      Total increase (decrease)                  37,757,868            (21,634,875)
NET ASSETS
Beginning of year                               146,742,992            168,377,867
                                            ------------------    ------------------
End of year(a)                                 $184,500,860         $  146,742,992
                                            ==================    ==================
------------------------------
(a) Includes undistributed net investment
    income of                                  $  3,913,675         $    2,395,226
                                            ------------------    ------------------

                                                                      ----------
    See Notes to Financial Statements                                    B-79

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

                         Notes to Financial Statements
--------------------------------------------------------------------------------

      Prudential Active Balanced Fund (the 'Series') is a separately managed series of The Prudential Investment Portfolios, Inc. (the 'Fund'). The Fund was incorporated in Maryland on August 10, 1995 and is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company.

      The Series' investment objective is to seek income and long-term growth of capital. It invests in a portfolio of equity, fixed-income and money market securities, which is actively managed to capitalize on opportunities created by perceived misvaluation.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange and
NASDAQ (other than options on securities and indices) are valued at the last sale price on such exchange or system on the day of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager, in consultation with the Subadviser, to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade. Securities for which market quotations are not readily available, other than private placements, are valued at a price supplied by an independent pricing agent which is, in the opinion of such pricing agent, representative of the market value of such securities as of the time of determination of net asset value or, using a methodology developed by an independent pricing agent, which is, in the judgment of the Manager and Subadviser, able to produce prices which are representative of market value.

      Short-term securities which mature in more than 60 days, for which market quotations are readily available, are valued at current market quotations as provided by an independent pricing agent or principal market maker. Short-term securities which mature in 60 days or less are valued at cost with interest accrued or discount

----------

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

                     Notes to Financial Statements Cont'd.
--------------------------------------------------------------------------------

amortized to the date of maturity, unless the Board of Directors determines that such valuation does not represent fair value.

      All securities are valued as of 4:15 p.m., New York time.

      In connection with transactions in repurchase agreements, it is the Series' policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities or commodities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security or commodity. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures.

      The Series invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series intends to purchase against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Dollar Rolls:    The Series enters into mortgage dollar rolls in which the
Series sells mortgage securities for delivery in the current month, realizing a gain or loss and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Series forgoes principal and interest paid on the securities. The Series is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as interest income. The Series maintains a segregated

                                                                      ----------

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

                     Notes to Financial Statements Cont'd.
--------------------------------------------------------------------------------

account, the dollar value of which is at least equal to its obligations in respect of dollar rolls.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Series will declare and distribute its
net investment income and net capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    It is the Series' policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income to its shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Note 2. Agreements
The Fund has a management agreement for the Series with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'). The subadvisory agreement provides that PIC will furnish investment advisory services in connection with the management of the Series. In connection therewith, PIC is obligated to keep certain books and records of the Series. PIFM continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIC's performance of such services. PIFM pays for the services of PIC, the compensation of officers of the Fund,

----------

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

                     Notes to Financial Statements Cont'd.
--------------------------------------------------------------------------------

occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

      The management fee paid PIFM is computed daily and payable monthly at an annual rate of .65 of 1% of the Series' average daily net assets.

      Effective January 1, 2000, the subadvisory fee paid to PIC by PIFM is computed daily and payable monthly at an annual rate of .325 of 1% of the average daily net assets of the Series. Prior to January 1, 2000, PIC was reimbursed by PIFM for reasonable costs and expenses incurred in furnishing investment advisory services. The change in the subadvisory fee structure has no impact on the management fee charged to the Series.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Series' Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor of the Class Z shares of the Series.

      Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the year ended September 30, 2000.

      PIMS has advised the Series that it received approximately $44,300 and $11,100 in front-end sales charges resulting from sales of Class A shares and Class C shares, respectively, during the year ended September 30, 2000. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Series that for the year ended September 30, 2000, it received approximately $34,000 and $2,500 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIC, PIFM and PIMS are wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an

                                                                      ----------

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

                     Notes to Financial Statements Cont'd.
--------------------------------------------------------------------------------

alternative source of funding for capital share redemptions. The Funds pay a commitment fee at an annual rate of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Series did not borrow any amounts pursuant to the SCA during the year ended September 30, 2000.

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the year ended September 30, 2000, the Series incurred fees of approximately $248,600 for the services of PMFS. As of September 30, 2000, approximately $19,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of investment securities other than short-term investments, for the year ended September 30, 2000 were $318,616,990 and $296,659,744, respectively.

      The average monthly balance of dollar rolls outstanding during the year ended September 30, 2000 was approximately $13,584,568. The value of dollar rolls outstanding at September 30, 2000 was $6,086,825 (principal $6,067,578), which was 3.0% of total assets.

      The cost basis of investments for federal income tax purposes as of September 30, 2000 was $183,093,681 and, accordingly, net unrealized appreciation of investments for federal income tax purposes was $12,918,114 (gross unrealized appreciation--$18,743,711, gross unrealized depreciation--$5,825,597).

      During the year ended September 30, 2000, the Series entered into financial futures contracts. Details of open contracts at September 30, 2000 are as follows:

                                                    Unrealized
   Number of                       Expiration     Appreciation/
   Contracts          Type            Date        (Depreciation)
---------------    -----------     ----------     --------------
Long Positions:
                   U.S. 10 Yr.
31                 Note               Dec. 00            15,500
58                 S&P 500            Dec. 00        (1,159,275)
                   U.S. 5 Yr.
133                Note               Dec. 00            92,477
                                                  --------------
                                                   $ (1,051,298)
                                                  ==============

----------

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

                     Notes to Financial Statements Cont'd.
--------------------------------------------------------------------------------

Note 5. Joint Repurchase Agreement Account
The Series, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Government or federal agency obligations. At September 30, 2000, the Series had a 2.7% undivided interest in repurchase agreements in the joint account. The undivided interest for the Series represented $31,282,000 in principal amount. As of such date, each repurchase agreement in the joint account and the value of the collateral therefor was as follows:

      Bear, Stearns & Co., Inc., 6.51%, in the principal amount of $300,000,000, repurchase price $300,162,750, due 10/2/00. The value of the collateral including accrued interest was $307,686,775.

      Chase Securities, Inc., 6.45%, in the principal amount of $264,084,000, repurchase price $264,225,945, due 10/2/00. The value of the collateral including accrued interest was $269,373,200.

      Credit Suisse First Boston Corp., 6.55%, in the principal amount of $200,000,000, repurchase price $200,109,000, due 10/2/00. The value of the collateral including accrued interest was $206,853,792.

      Salomon Smith Barney, Inc., 6.45%, in the principal amount of $97,990,000, repurchase price $98,042,670, due 10/2/00. The value of the collateral including accrued interest was $102,042,316.

      UBS Warburg, 6.52%, in the principal amount of $300,000,000, repurchase price $300,163,000, due 10/2/00. The value of the collateral including accrued interest was $306,002,065.

Note 6. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.

                                                                      ----------

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

                     Notes to Financial Statements Cont'd.
--------------------------------------------------------------------------------

Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      There are 3 billion shares $.001 par value of common stock of the Fund authorized which are divided into three series, each of which offers four classes, designated Class A, Class B, Class C and Class Z, each of which consists of 250 million authorized shares.

      Transactions in shares of common stock were as follows:

Class A                                                        Shares         Amount
-------                                                      ----------    ------------
Year ended September 30, 2000:
Shares sold                                                     581,989    $  7,862,230
Shares issued in reinvestment of dividends and
  distributions                                                  57,495         751,456
Shares reacquired                                              (258,444)     (3,501,479)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    381,040       5,112,207
Shares issued upon conversion from Class B                       29,192         395,759
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   410,232    $  5,507,966
                                                             ==========    ============
Year ended September 30, 1999:
Shares sold                                                     806,345    $ 10,710,045
Shares issued in reinvestment of dividends and
  distributions                                                  41,285         510,287
Shares reacquired                                              (305,438)     (4,105,228)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    542,192       7,115,104
Shares issued upon conversion from Class B                          236           3,120
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   542,428    $  7,118,224
                                                             ==========    ============

Class B
-------
Year ended September 30, 2000:
Shares sold                                                     779,526    $ 10,543,588
Shares issued in reinvestment of dividends and
  distributions                                                  56,023         732,778
Shares reacquired                                              (276,767)     (3,704,451)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    558,782       7,571,915
Shares reacquired upon conversion into Class A                  (29,275)       (395,759)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   529,507    $  7,176,156
                                                             ==========    ============

Year ended September 30, 1999:
Shares sold                                                     652,713    $  8,665,383
Shares issued in reinvestment of dividends and
  distributions                                                  41,783         516,862
Shares reacquired                                               (90,666)     (1,202,053)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    603,830       7,980,192
Shares reacquired upon conversion into Class A                     (236)         (3,120)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   603,594    $  7,977,072
                                                             ==========    ============

----------

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

                     Notes to Financial Statements Cont'd.
--------------------------------------------------------------------------------

Class C                                                        Shares         Amount
-------                                                      ----------    ------------
Year ended September 30, 2000:
Shares sold                                                     163,480    $  2,216,590
Shares issued in reinvestment of dividends and
  distributions                                                   6,048          79,112
Shares reacquired                                               (42,829)       (575,747)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   126,699    $  1,719,955
                                                             ==========    ============
Year ended September 30, 1999:
Shares sold                                                      98,943    $  1,301,393
Shares issued in reinvestment of dividends and
  distributions                                                   3,860          47,750
Shares reacquired                                               (39,496)       (519,205)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                    63,307    $    829,938
                                                             ==========    ============
Class Z
-------
Year ended September 30, 2000:
Shares sold                                                   3,323,493    $ 45,083,767
Shares issued in reinvestment of dividends and
  distributions                                                 708,293       9,257,387
Shares reacquired                                            (2,770,821)    (37,297,483)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                 1,260,965    $ 17,043,671
                                                             ==========    ============
Year ended September 30, 1999:
Shares sold                                                   3,692,823    $ 48,865,722
Shares issued in reinvestment of dividends and
  distributions                                               2,032,131      25,082,403
Shares reacquired                                            (8,515,198)   (108,711,164)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                (2,790,244)   $(34,763,039)
                                                             ==========    ============

                                                                      ----------

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

                     Notes to Financial Statements Cont'd.
--------------------------------------------------------------------------------

Note 7. Acquisition of Prudential Balanced Fund
On November 10, 2000, Prudential Active Balanced Fund acquired all the net assets of Prudential Balanced Fund pursuant to a plan of reorganization approved by Prudential Balanced Fund shareholders on October 27, 2000. The acquisition was accomplished by a tax-free exchange of the following shares:

               Prudential Balanced     Prudential Active
                   Fund Shares           Balanced Fund
                    Redeemed             Shares Issued          Value
               -------------------     -----------------     ------------
Class A                 43,724,218            39,781,013     $498,463,933
Class B                 26,064,125            23,649,238      296,140,946
Class C                  1,014,216               920,247       11,522,018
Class Z                 10,247,005             9,315,459      116,834,540

      Prudential Balanced Fund net assets at that date ($922,961,437), including $46,678,039 of unrealized appreciation, were combined with those of Prudential Active Balanced Fund. The aggregate net assets of Prudential Active Balanced Fund and Prudential Balanced Fund immediately before the acquisition were $172,990,345 and $922,961,437, respectively. Effective November 10, 2000, the reorganization date, PIFM receives a management fee from Prudential Active Balanced Fund at an annual rate of .65 of 1% of the Series' average net assets up to $1 billion and .60 of 1% of the Series' average net assets over $1 billion.

----------

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


                        Financial
                            Highlights
                                                   ------------

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

                             Financial Highlights
--------------------------------------------------------------------------------

                                                                     Class A
                                                                ------------------
                                                                    Year Ended
                                                                September 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  13.25
                                                                     --------
Income from investment operations:
Net investment income                                                     .38
Net realized and unrealized gain (loss) on investment
transactions                                                             1.10
                                                                     --------
   Total from investment operations                                      1.48
                                                                     --------
Less distributions:
Dividends from net investment income                                     (.28)
Distributions from net realized gains                                    (.69)
                                                                     --------
   Total distributions                                                   (.97)
                                                                     --------
Net asset value, end of period                                       $  13.76
                                                                     ========
TOTAL RETURN(d):                                                        11.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 16,444
Average net assets (000)                                             $ 13,248
Ratios to average net assets:
   Expenses, including distribution fees and service
   (12b-1) fees                                                          1.30%
   Expenses, excluding distribution fees and service
   (12b-1) fees                                                          1.05%
   Net investment income                                                 2.76%
Portfolio turnover rate                                                   243%

------------------------------
(a) Commencement of offering of Class A shares.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Annualized.
(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than one year are not annualized.

----------
   B-90                                    See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

                         Financial Highlights Cont'd.
--------------------------------------------------------------------------------

                                        Class A
-------------------------------------------------------------------------------
         Year Ended September 30,                         November 7, 1996(a)
------------------------------------------               through September 30,
      1999                      1998                              1997
-------------------------------------------------------------------------------
    $  13.29                   $14.41                            $13.40
         .31                      .44                               .21(b)
        1.69                     (.20)                             1.97
    --------                  -------                           -------
        2.00                      .24                              2.18
    --------                  -------                           -------
        (.30)                    (.32)                             (.39)
       (1.74)                   (1.04)                             (.78)
    --------                  -------                           -------
       (2.04)                   (1.36)                            (1.17)
    --------                  -------                           -------
    $  13.25                   $13.29                            $14.41
    ========                  =======                           =======
       16.07%                    1.93%                            17.48%
    $ 10,397                   $3,218                            $  990
    $  6,918                   $2,090                            $  100
        1.41%                    1.28%                             1.31%(c)
        1.16%                    1.03%                             1.06%(c)
        2.29%                    2.72%                             2.69%(c)
         230%                     256%                               50%

                                                                      ----------
    See Notes to Financial Statements                                    B-91

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

                         Financial Highlights Cont'd.
--------------------------------------------------------------------------------

                                                                   Class B
                                                              ------------------
                                                                  Year Ended
                                                              September 30, 2000
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  13.17
                                                                     --------
Income from investment operations:
Net investment income                                                     .27
Net realized and unrealized gain (loss) on investment
transactions                                                             1.11
                                                                     --------
   Total from investment operations                                      1.38
                                                                     --------
Less distributions:
Dividends from net investment income                                     (.18)
Distributions from net realized gains                                    (.69)
                                                                     --------
   Total distributions                                                   (.87)
                                                                     --------
Net asset value, end of period                                       $  13.68
                                                                     ========
TOTAL RETURN(d):                                                        10.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 18,648
Average net assets (000)                                             $ 13,794
Ratios to average net assets:
   Expenses, including distribution fees and service
   (12b-1) fees                                                          2.05%
   Expenses, excluding distribution fees and service
   (12b-1) fees                                                          1.05%
   Net investment income                                                 2.01%
Portfolio turnover rate                                                   243%

------------------------------
(a) Commencement of offering of Class B shares.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Annualized.
(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than one year are not annualized.

----------
   B-92                                    See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

                         Financial Highlights Cont'd.
--------------------------------------------------------------------------------

                                        Class B
-------------------------------------------------------------------------------
[CAPTION]
         Year Ended September 30,                         November 7, 1996(a)
------------------------------------------               through September 30,
      1999                      1998                              1997
-------------------------------------------------------------------------------
    $  13.22                   $14.34                            $13.40
    --------                  -------                           -------
         .19                      .27                               .19(b)
        1.69                     (.14)                             1.92
    --------                  -------                           -------
        1.88                      .13                              2.11
    --------                  -------                           -------
        (.19)                    (.21)                             (.39)
       (1.74)                   (1.04)                             (.78)
    --------                  -------                           -------
       (1.93)                   (1.25)                            (1.17)
    --------                  -------                           -------
    $  13.17                   $13.22                            $14.34
    ========                  =======                           =======
       15.12%                    1.10%                            16.91%
    $ 10,979                   $3,038                            $  213
    $  7,018                   $1,285                            $   71
        2.16%                    2.03%                             2.06%(c)
        1.16%                    1.03%                             1.06%(c)
        1.54%                    1.95%                             1.94%(c)
         230%                     256%                               50%

                                                                      ----------
    See Notes to Financial Statements                                    B-93

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

                         Financial Highlights Cont'd.
--------------------------------------------------------------------------------

                                                                  Class C
                                                             ------------------
                                                                 Year Ended
                                                             September 30, 2000
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  13.17
                                                                     --------
Income from investment operations:
Net investment income                                                     .27
Net realized and unrealized gain (loss) on investment
transactions                                                             1.11
                                                                     --------
   Total from investment operations                                      1.38
                                                                     --------
Less distributions:
Dividends from net investment income                                     (.18)
Distributions from net realized gains                                    (.69)
                                                                     --------
   Total distributions                                                   (.87)
                                                                     --------
Net asset value, end of period                                       $  13.68
                                                                     ========
TOTAL RETURN(d):                                                        10.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $  2,893
Average net assets (000)                                             $  1,741
Ratios to average net assets:
   Expenses, including distribution fees and service
   (12b-1) fees                                                          2.05%
   Expenses, excluding distribution fees and service
   (12b-1) fees                                                          1.05%
   Net investment income                                                 2.02%
Portfolio turnover rate                                                   243%

------------------------------
(a) Commencement of offering of Class C shares.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Annualized.
(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than one year are not annualized.

----------
    B-94                                    See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

                         Financial Highlights Cont'd.
--------------------------------------------------------------------------------

                                    Class C
--------------------------------------------------------------------------------
         Year Ended September 30,                         November 7, 1996(a)
         ------------------------                        through September 30,
      1999                      1998                              1997
--------------------------------------------------------------------------------
    $  13.22                   $14.34                            $13.40
    --------                  -------                           -------
         .19                      .48                               .13(b)
        1.69                     (.35)                             1.98
    --------                  -------                           -------
        1.88                      .13                              2.11
    --------                  -------                           -------
        (.19)                    (.21)                             (.39)
       (1.74)                   (1.04)                             (.78)
    --------                  -------                           -------
       (1.93)                   (1.25)                            (1.17)
    --------                  -------                           -------
    $  13.17                   $13.22                            $14.34
    ========                  =======                           =======
       15.12%                    1.10%                            16.91%
    $  1,117                   $  284                            $    5
    $    674                   $  118                            $    1
        2.16%                    2.03%                             2.06%(c)
        1.16%                    1.03%                             1.06%(c)
        1.54%                    2.04%                             1.94%(c)
         230%                     256%                               50%


                                                                      ----------
    See Notes to Financial Statements                                    B-95

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

                         Financial Highlights Cont'd.
--------------------------------------------------------------------------------

                                                                  Class Z
                                                             ------------------
                                                                 Year Ended
                                                             September 30, 2000
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                   $  13.27
                                                                   ----------
Income from investment operations:
Net investment income                                                     .40
Net realized and unrealized gain (loss) on investment
transactions                                                             1.12
                                                                   ----------
   Total from investment operations                                      1.52
                                                                   ----------
Less distributions:
Dividends from net investment income                                     (.31)
Distributions from net realized gains                                    (.69)
                                                                   ----------
   Total distributions                                                  (1.00)
                                                                   ----------
Net asset value, end of year                                         $  13.79
                                                                   ==========
TOTAL RETURN(d):                                                        11.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                        $146,516
Average net assets (000)                                             $137,089
Ratios to average net assets:
   Expenses, including distribution fees and service
   (12b-1) fees                                                          1.05%
   Expenses, excluding distribution fees and service
   (12b-1) fees                                                          1.05%
   Net investment income                                                 2.99%
Portfolio turnover rate                                                   243%

------------------------------
(a) Net of expense subsidy.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Annualized.
(d) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than one year are not annualized.

----------
   B-96                                    See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

                         Financial Highlights Cont'd.
--------------------------------------------------------------------------------
                                       Class Z
--------------------------------------------------------------------------------

                              Year Ended September 30,
--------------------------------------------------------------------------------

      1999                 1998                 1997                 1996
--------------------------------------------------------------------------------

    $  13.32             $  14.45             $  13.01             $  12.46
----------------     ----------------     ----------------     ----------------
         .35                  .38                  .39(b)               .29(a)
        1.68                 (.12)                2.22                  .81
----------------     ----------------     ----------------     ----------------
        2.03                  .26                 2.61                 1.10
----------------     ----------------     ----------------     ----------------
        (.34)                (.35)                (.39)                (.37)
       (1.74)               (1.04)                (.78)                (.18)
----------------     ----------------     ----------------     ----------------
       (2.08)               (1.39)               (1.17)                (.55)
----------------     ----------------     ----------------     ----------------
    $  13.27             $  13.32             $  14.45             $  13.01
----------------     ----------------     ----------------     ----------------
       16.32%                2.12%               21.34%                9.11%
    $124,250             $161,838             $158,672             $153,588
    $130,052             $177,443             $154,199             $142,026
        1.16%                1.03%                1.06%                1.00%(a)
        1.16%                1.03%                1.06%                1.00%(a)
        2.54%                2.99%                2.94%                3.09%(a)
         230%                 256%                  50%                  51%


                                                                      ----------
    See Notes to Financial Statements                                    B-97

The Prudential Investment Portfolios, Inc.     Prudential Active Balanced Fund
--------------------------------------------------------------------------------

                   Report of Independent Accountants Cont'd.
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Prudential Investment Portfolios, Inc.--Prudential Active Balanced Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Prudential Investment Portfolios, Inc.--Prudential Active Balanced Fund (the 'Fund,' one of the portfolios constituting The Prudential Investment Portfolios, Inc.) at September 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The accompanying financial highlights for the year ended September 30, 1996 were audited by other independent accountants, whose opinion dated November 13, 1996 was unqualified.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
November 22, 2000

----------

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund
--------------------------------------------------------------------------------

               Portfolio of Investments as of September 30, 2000
--------------------------------------------------------------------------------

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  90.7%
Common Stocks
-------------------------------------------------------------------------------------
Aerospace/Defense  5.5%
      93,300   General Motors Corp., Class H                          $    3,468,894
      88,300   Litton Industries, Inc.(a)                                  3,945,906
      61,700   The Boeing Co.                                              3,887,100
                                                                      --------------
                                                                          11,301,900
-------------------------------------------------------------------------------------
Airlines  1.5%
      97,200   AMR Corp.                                                   3,177,225
-------------------------------------------------------------------------------------
Aluminum  0.8%
      64,732   Alcoa, Inc.                                                 1,638,529
-------------------------------------------------------------------------------------
Apparel  0.8%
     103,600   Polo Ralph Lauren Corp.(a)                                  1,670,550
-------------------------------------------------------------------------------------
Auto & Truck  1.7%
     122,500   Lear Corp.(a)                                               2,518,906
      21,900   TRW, Inc.                                                     889,688
                                                                      --------------
                                                                           3,408,594
-------------------------------------------------------------------------------------
Banking  4.3%
      42,000   Chase Manhattan Corp.                                       1,939,875
     121,300   FleetBoston Financial Corp.                                 4,730,700
      94,200   U.S. Bancorp                                                2,143,050
                                                                      --------------
                                                                           8,813,625
-------------------------------------------------------------------------------------
Chemicals  7.5%
     209,526   Crompton Corp.                                              1,650,017
      77,500   Cytec Industries, Inc.(a)                                   2,591,406
     189,500   Engelhard Corp.                                             3,079,375
      45,700   FMC Corp.(a)                                                3,064,757
      63,300   Minerals Technologies, Inc.                                 2,911,800
     191,200   Solutia, Inc.                                               2,174,900
                                                                      --------------
                                                                          15,472,255
-------------------------------------------------------------------------------------
Computers & Business Equipment  1.6%
     120,800   Diebold, Inc.                                               3,208,750

                                                                        --------
    See Notes to Financial Statements                                     B-99

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund
--------------------------------------------------------------------------------

           Portfolio of Investments as of September 30, 2000 Cont'd.
--------------------------------------------------------------------------------

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Containers & Packaging  1.5%
     274,200   Pactiv Corp.(a)                                        $    3,067,613
-------------------------------------------------------------------------------------
Drugs & Health Care  1.3%
      46,300   American Home Products Corp.                                2,618,844
-------------------------------------------------------------------------------------
Electronic Components  2.0%
      51,300   Gentex Corp.(a)                                             1,282,500
      90,500   Rockwell International Corp.                                2,737,625
                                                                      --------------
                                                                           4,020,125
-------------------------------------------------------------------------------------
Energy  2.7%
     222,000   Pall Corp.                                                  4,426,125
      36,500   Southern Energy, Inc.(a)                                    1,145,187
                                                                      --------------
                                                                           5,571,312
-------------------------------------------------------------------------------------
Financial Services  0.6%
      25,300   USA Education, Inc.                                         1,219,144
-------------------------------------------------------------------------------------
Health Care Services  4.9%
     193,800   Caremark Rx, Inc.(a)                                        2,180,250
      80,500   Columbia/HCA Healthcare Corp.                               2,988,562
     137,100   Health Management Associates, Inc.(a)                       2,853,394
     242,100   Healthsouth Corp.(a)                                        1,967,063
                                                                      --------------
                                                                           9,989,269
-------------------------------------------------------------------------------------
Hotels  1.4%
     256,608   Hilton Hotels Corp.                                         2,967,030
-------------------------------------------------------------------------------------
Human Resources  1.4%
      87,300   Manpower, Inc.                                              2,788,144
-------------------------------------------------------------------------------------
Industrial Technology/Instruments  1.7%
      70,100   Millipore Corp.                                             3,395,469
-------------------------------------------------------------------------------------
Insurance  16.8%
      27,300   American General Corp.                                      2,129,400
      95,600   Aon Corp.                                                   3,752,300
      24,800   CIGNA Corp.                                                 2,589,120

----------
   B-100                                   See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund
--------------------------------------------------------------------------------

           Portfolio of Investments as of September 30, 2000 Cont'd.
--------------------------------------------------------------------------------

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
      72,300   CNA Financial Corp.(a)                                 $    2,765,475
     152,400   John Hancock Financial Services(a)                          4,095,750
      32,100   Lincoln National Corp.                                      1,544,812
      52,700   SAFECO Corp.                                                1,436,075
     173,200   The Allstate Corp.                                          6,018,700
      62,000   The Hartford Financial Services Group, Inc.                 4,522,125
      77,400   XL Capital, Ltd.                                            5,688,900
                                                                      --------------
                                                                          34,542,657
-------------------------------------------------------------------------------------
Medical Technology  1.4%
      48,900   Aviron(a)                                                   2,851,481
-------------------------------------------------------------------------------------
Mining  1.2%
     145,000   Newmont Mining Corp.                                        2,465,000
-------------------------------------------------------------------------------------
Oil Services  3.6%
      90,500   Diamond Offshore Drilling, Inc.                             3,710,500
     105,200   Unocal Corp.                                                3,728,025
                                                                      --------------
                                                                           7,438,525
-------------------------------------------------------------------------------------
Paint & Related Products  0.8%
      67,200   Valspar Corp.                                               1,544,928
-------------------------------------------------------------------------------------
Paper & Forest Products  3.4%
     127,600   Boise Cascade Corp.                                         3,389,375
      43,800   Bowater, Inc.                                               2,033,962
      40,300   Temple-Inland, Inc.                                         1,526,362
                                                                      --------------
                                                                           6,949,699
-------------------------------------------------------------------------------------
Petroleum  5.9%
      60,800   Burlington Resources, Inc.                                  2,238,200
     226,300   Conoco, Inc.                                                5,912,087
     135,700   USX - Marathon Group                                        3,850,488
                                                                      --------------
                                                                          12,000,775
-------------------------------------------------------------------------------------
Publishing  3.9%
      57,000   Knight-Ridder, Inc.                                         2,896,312
      35,100   New York Times Co., Class A                                 1,379,869
      86,800   Tribune Co.                                                 3,786,650
                                                                      --------------
                                                                           8,062,831

                                                                      ----------
    See Notes to Financial Statements                                    B-101

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund
--------------------------------------------------------------------------------

           Portfolio of Investments as of September 30, 2000 Cont'd.
--------------------------------------------------------------------------------

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Retail  2.9%
      59,500   AutoZone, Inc.(a)                                      $    1,349,906
      63,700   Federated Department Stores, Inc.(a)                        1,664,163
     151,000   Kmart Corp.                                                   906,000
     213,900   Saks, Inc.(a)                                               2,112,262
                                                                      --------------
                                                                           6,032,331
-------------------------------------------------------------------------------------
Semiconductors  2.0%
      49,200   International Rectifier Corp.(a)                            2,487,675
      42,400   National Semiconductor Corp.(a)                             1,706,600
                                                                      --------------
                                                                           4,194,275
-------------------------------------------------------------------------------------
Steel & Metals  0.7%
      93,100   USX-U.S. Steel Group                                        1,413,956
-------------------------------------------------------------------------------------
Telecommunications  2.3%
      42,800   Cable & Wireless PLC (ADR)                                  1,821,675
      50,800   Global Crossing, Ltd.(a)                                    1,574,800
      40,000   Millicom International Cellular SA(a)                       1,422,500
                                                                      --------------
                                                                           4,818,975
-------------------------------------------------------------------------------------
Transportation  4.6%
      48,800   Egl, Inc.(a)                                                1,476,200
      90,200   Federal Express Corp.(a)                                    3,999,468
     135,400   Sabre Group Holdings, Inc.(a)                               3,918,138
                                                                      --------------
                                                                           9,393,806
                                                                      --------------
               Total long-term investments (cost $167,004,699)           186,037,617
                                                                      --------------

----------
   B-102                                   See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund
--------------------------------------------------------------------------------

           Portfolio of Investments as of September 30, 2000 Cont'd.
--------------------------------------------------------------------------------

                 Principal
Moody's          Amount
Rating           (000)            Description                          Value (Note 1)
------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  7.3%
COMMERCIAL PAPER
                                  Chevron USA, Inc.
P-1              $    5,120       6.55%, 10/2/00                       $    5,120,000
                                  American Express Co.
P-1                   9,750       6.60%, 10/2/00                            9,750,000
                                                                       --------------
                                  Total short-term investments
                                   (cost $14,870,000)                      14,870,000
                                                                       --------------
                                  Total investments before short
                                   sales  98.0%
                                   (cost $181,874,699; Note 4)            200,907,617
                                                                       --------------
COMMON STOCKS SOLD SHORT(a)  (2.8%)

Shares         Description
------------------------------------------------------------------------------------------
Computer Software & Services  (1.1%)
    (29,500)   Oracle Systems Corp.
                (proceeds $2,263,322)                                     (2,323,125)
-------------------------------------------------------------------------------------
Technology  (1.7%)
    (38,500)   Nasdaq-100 Shares Trust
                Unit Series 1 (proceeds $3,730,227)                       (3,414,469)
                                                                      --------------
               Total common stocks sold short
                (proceeds at cost $5,993,549)                             (5,737,594)
                                                                      --------------
               Total investments, net of short sales  95.2%
                (cost $175,881,150)                                      195,170,023
               Other assets in excess of liabilities  4.8%                 9,935,625
                                                                      --------------
               Net Assets  100%                                       $  205,105,648
                                                                      ==============

------------------------------
(a) Non-income producing securities.
ADR--American Depository Receipt
PLC--Public Limited Company
SA--Societe Anonyme (French Corporation)

                                                                      ----------
    See Notes to Financial Statements                                    B-103

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund
--------------------------------------------------------------------------------

                      Statement of Assets and Liabilities
--------------------------------------------------------------------------------

                                                                September 30, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $181,874,699)                       $      200,907,617
Due from broker for securities sold short                                  359,164
Receivable for investments sold                                         10,141,406
Deposits for securities sold short                                       6,743,712
Receivable for Series shares sold                                        1,513,800
Dividends and interest receivable                                          170,901
Deferred expenses and other assets                                          16,652
                                                                ------------------
      Total assets                                                     219,853,252
                                                                ------------------
LIABILITIES
Payable to Custodian                                                         1,701
Investments sold short, at value (proceeds $5,993,549)                   5,737,594
Payable for investments purchased                                        8,259,028
Payable for Series shares reacquired                                       374,363
Accrued expenses and other liabilities                                     165,268
Distribution fees payable                                                  111,915
Management fee payable                                                      97,735
                                                                ------------------
      Total liabilities                                                 14,747,604
                                                                ------------------
NET ASSETS                                                      $      205,105,648
                                                                ==================
Net assets were comprised of:
   Common stock, at par                                         $           13,948
   Paid-in capital in excess of par                                    163,091,019
                                                                ------------------
                                                                       163,104,967
   Undistributed net investment income                                     190,283
   Accumulated net realized gain on investments                         22,521,525
   Net unrealized appreciation on investments                           19,288,873
                                                                ------------------
Net assets, September 30, 2000                                  $      205,105,648
                                                                ==================

----------
   B-104                                   See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund
--------------------------------------------------------------------------------

                  Statement of Assets and Liabilities Cont'd.
--------------------------------------------------------------------------------

                                                                September 30, 2000
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($66,117,280 / 4,460,138 shares of common stock issued
      and outstanding)                                                      $14.82
   Maximum sales charge (5% of offering price)                                 .78
                                                                ------------------
   Maximum offering price to public                                         $15.60
                                                                ------------------
                                                                ------------------
Class B:
   Net asset value, offering price and redemption price per
      share ($108,439,797 / 7,421,472 shares of common stock
      issued and outstanding)                                               $14.61
                                                                ==================
Class C:
   Net asset value and redemption price per share
      ($13,456,555 / 920,958 shares of common stock issued
      and outstanding)                                                      $14.61
   Sales charge (1% of offering price)                                         .15
                                                                ------------------
   Offering price to public                                                 $14.76
                                                                ==================
Class Z:
   Net asset value, offering price and redemption price per
      share ($17,092,016 / 1,145,502 shares of common stock
      issued and outstanding)                                               $14.92
                                                                ==================

                                                                      ----------
     See Notes to Financial Statements                                    B-105

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund
--------------------------------------------------------------------------------

                            Statement of Operations
--------------------------------------------------------------------------------

                                                                     Year
                                                                     Ended
                                                              September 30, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Dividends (net of foreign withholding taxes of
      $10,332)                                                    $ 2,003,924
   Interest                                                           892,570
                                                             ---------------------
      Total income                                                  2,896,494
                                                             ---------------------
Expenses
   Management fee                                                     950,935
   Distribution fee--Class A                                          109,351
   Distribution fee--Class B                                          963,250
   Distribution fee--Class C                                           99,773
   Transfer agent's fees and expenses                                 245,000
   Custodian's fees and expenses                                      110,000
   Reports to shareholders                                            100,000
   Registration fees                                                   39,000
   Audit fees                                                          20,000
   Legal fees and expenses                                             15,000
   Directors' fees and expenses                                         7,500
   Miscellaneous                                                          778
                                                             ---------------------
      Total expenses                                                2,660,587
                                                             ---------------------
Net investment income                                                 235,907
                                                             ---------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
   Investment transactions                                         31,550,136
   Short sales                                                     (2,408,056)
   Options                                                            149,842
                                                             ---------------------
                                                                   29,291,922
                                                             ---------------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                     11,176,348
   Short sales                                                       (603,885)
                                                             ---------------------
                                                                   10,572,463
                                                             ---------------------
Net gain on investments                                            39,864,385
                                                             ---------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $40,100,292
                                                             =====================

----------
   B-106                                   See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund
--------------------------------------------------------------------------------

                      Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                   Year                  Year
                                                  Ended                 Ended
                                            September 30, 2000    September 30, 1999
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                       $    235,907          $     12,304
   Net realized gain on investment
      transactions                               29,291,922            16,757,829
   Net change in unrealized appreciation/
      depreciation on investments                10,572,463            13,528,215
                                            ------------------    ------------------
   Net increase in net assets resulting
      from operations                            40,100,292            30,298,348
                                            ------------------    ------------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                            --              (153,895)
      Class B                                            --               (76,687)
      Class C                                            --                (6,448)
      Class Z                                            --               (12,628)
                                            ------------------    ------------------
                                                         --              (249,658)
                                            ------------------    ------------------
   Distributions from net realized
      capital gains
      Class A                                    (3,956,469)           (2,540,009)
      Class B                                    (9,827,462)           (6,978,474)
      Class C                                      (885,234)             (586,830)
      Class Z                                      (473,196)             (164,167)
                                            ------------------    ------------------
                                                (15,142,361)          (10,269,480)
                                            ------------------    ------------------
Series share transactions (net of share
   conversions) (Note 5)
   Net proceeds from shares sold                 94,271,423            39,742,571
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                14,348,742            10,032,426
   Cost of shares reacquired                    (69,560,800)          (53,515,736)
                                            ------------------    ------------------
   Net increase (decrease) in net assets
      from Series share transactions             39,059,365            (3,740,739)
                                            ------------------    ------------------
      Total increase                             64,017,296            16,038,471
NET ASSETS
Beginning of year                               141,088,352           125,049,881
                                            ------------------    ------------------
End of year(a)                                 $205,105,648          $141,088,352
                                            ==================    ==================
------------------------------
(a) Includes undistributed net investment
    income of                                  $    190,283          $         --
                                            ------------------    ------------------

                                                                      ----------
    See Notes to Financial Statements                                    B-107

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund
--------------------------------------------------------------------------------

                         Notes to Financial Statements
--------------------------------------------------------------------------------

      Prudential Jennison Equity Opportunity Fund, formerly Prudential Jennison Growth & Income Fund (the 'Series') is a separately managed series of The Prudential Investment Portfolios, Inc. (the 'Fund'). The Fund was incorporated in Maryland on August 10, 1995 and is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. Investment operations of the Series commenced on November 7, 1996.

      The Series' investment objective is to achieve long-term growth of capital and income, with current income as a secondary objective. The Series seeks to achieve its objectives by investing primarily in common stocks of established companies with growth prospects believed to be underappreciated by the market.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange or
NASDAQ (other than options on securities and indices) are valued at the last sales price on such exchange or system on the day of valuation, or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments Fund Management LLC ('PIFM'), in consultation with Jennison Associates LLC ('Jennison'), to be over-the-counter, are valued by an independent pricing agent or principal market maker. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager and the Subadviser to be over-the-counter, are valued at the mean between the last reported bid and asked prices provided by a principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade. Securities for which market quotations are not readily available, other than private placements, are valued at a price supplied by an independent pricing agent, which is, in the opinion of such pricing agent, representative of the market value of such securities as of the time of determination of net asset value, or using a methodology developed by an

----------

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund
--------------------------------------------------------------------------------

                     Notes to Financial Statements Cont'd.
--------------------------------------------------------------------------------

independent pricing agent, which is, in the judgment of the Manager and the Subadviser, able to produce prices which are representative of market value.

      Short-term securities which mature in more than 60 days, for which market quotations are readily available, are valued at current market quotations as provided by an independent pricing agent or principal market maker. Short-term securities which mature in 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless the Board of Directors determines that such valuation does not represent fair value.

      All securities are valued as of 4:15 p.m., New York time.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis and is net of discount accretion and premium amortization. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income, other than distribution fees, and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Short Sales:    The Series may sell a security it does not own in
anticipation of a decline in the market value of that security (short sale). When the Series makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The proceeds received from the short sale are maintained as collateral for its obligation to deliver the security upon conclusion of the sale. In addition, the Series may have to make additional subsequent deposits with the broker equal to the change in the market value of the security sold short. The Series may have to pay a fee to borrow the particular security and may be obligated to remit any payments received on such borrowed securities. A gain, limited to the price at which the Series sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

      Dividends and Distributions:    The Series expects to pay dividends of net
investment income, if any, semi-annually and to make distributions of any net capital gains at least annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

                                                                      ----------

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund
--------------------------------------------------------------------------------

                     Notes to Financial Statements Cont'd.
--------------------------------------------------------------------------------

      Options:    The Fund may either purchase or write options in order to
hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

      The Fund, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

      Taxes:    It is the Series' policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends and interest are provided in accordance with the Fund's understanding of the applicable country's tax rules and rates.

      Reclassification of Capital Accounts: The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountants, Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to decrease undistributed net investment income by $45,624, decrease accumulated net realized gain on investments by $5,664,998 and increase paid-in capital by $5,710,622 due to the Fund treating redemptions as distributions for federal income tax purposes during the year ended September 30, 2000. Net investment income, net realized gains and net assets were not affected by this change.

----------

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund
--------------------------------------------------------------------------------

                     Notes to Financial Statements Cont'd.
--------------------------------------------------------------------------------

Note 2. Agreements
The Fund has a management agreement with (PIFM). Pursuant to a subadvisory agreement between PIFM and Jennison Associates LLC ('Jennison'), Jennison furnishes investment advisory services in connection with the management of the Series. Under the subadvisory agreement, Jennison, subject to the supervision of PIFM, is responsible for managing the assets of the Series in accordance with its investment objectives and policies.

      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .60 of 1% of the average daily net assets of the Series. PIFM pays Jennison a subadvisory fee at an annual rate of .30 of 1% of the average daily net assets of the Series up to and including $300 million and .25 of 1% of such assets in excess of $300 million. PIFM also pays the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Series' Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

      Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of average daily net assets of the Class A, B and C shares, respectively, for the year ended September 30, 2000.

      PIMS has advised the Series that it received approximately $91,300 and $36,900 in front-end sales charges resulting from sales of Class A and C shares, respectively, during the year ended September 30, 2000. From these fees PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Series that for the year ended September 30, 2000, it received approximately $233,300 and $4,400 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

      PIFM, PIMS and Jennison are wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

                                                                     ----------

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund
--------------------------------------------------------------------------------

                     Notes to Financial Statements Cont'd.
--------------------------------------------------------------------------------

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee of .080 of 1% on the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% on the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the year ended September 30, 2000.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the year ended September 30, 2000, the Series incurred fees of approximately $212,800 for the services of PMFS. As of September 30, 2000, approximately $19,500 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      For the year ended September 30, 2000, Prudential Securities Incorporated ('PSI'), which is an indirect, wholly owned subsidiary of Prudential, earned approximately $26,500 in brokerage commissions from portfolio transactions executed on behalf of the Series.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the year ended September 30, 2000 were $236,331,970 and $211,457,341, respectively.

      Transactions in options written during the year ended September 30, 2000 were as follows:

                                                                  Number of    Premiums
                                                                  Contracts    Received
                                                                  ---------    --------
Options outstanding at September 30, 1999                                --          --
Options written                                                       1,115    $161,587
Options expired                                                        (305)    (98,207)
Options closed                                                         (810)    (63,380)
                                                                  ---------    --------
Options outstanding at September 30, 2000                                --    $     --

----------

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund
--------------------------------------------------------------------------------

                     Notes to Financial Statements Cont'd.
--------------------------------------------------------------------------------

      The cost basis of the investments for federal income tax purposes at September 30, 2000 is substantially the same for financial reporting purposes and, accordingly, net unrealized appreciation of investments for federal income tax purposes was $17,624,068 (gross unrealized appreciation--$27,232,153; gross unrealized depreciation--$9,608,085).

Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      There are 3 billion shares of $.001 par value common stock of the Fund authorized which are divided into three series, each of which offers four classes, designated Class A, Class B, Class C and Class Z, each of which consists of 250 million authorized shares.

      Transactions in shares of common stock were as follows:

Class A                                                        Shares         Amount
-------                                                      ----------    ------------
Year ended September 30, 2000:
Shares sold                                                   3,735,739    $ 50,527,448
Shares issued in reinvestment of distributions                  311,591       3,774,762
Shares reacquired                                            (2,771,744)    (36,327,739)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                  1,275,586      17,974,471
Shares issued upon conversion from Class B                      273,305       3,692,627
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                 1,548,891    $ 21,667,098
                                                             ==========    ============
Year ended September 30, 1999:
Shares sold                                                     923,437    $ 11,737,931
Shares issued in reinvestment of dividends and
  distributions                                                 226,178       2,592,003
Shares reacquired                                            (1,265,737)    (15,677,893)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (116,122)     (1,347,959)
Shares issued upon conversion from Class B                      174,209       2,193,555
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                    58,087    $    845,596
                                                             ==========    ============

                                                                      ----------

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund
--------------------------------------------------------------------------------

                     Notes to Financial Statements Cont'd.
--------------------------------------------------------------------------------

Class B                                                        Shares         Amount
-------                                                      ----------    ------------
Year ended September 30, 2000:
Shares sold                                                   1,738,564    $ 22,527,841
Shares issued in reinvestment of distributions                  769,364       9,243,065
Shares reacquired                                            (2,065,428)    (25,875,475)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    442,500       5,895,431
Shares reacquired upon conversion from Class A                 (276,531)     (3,692,627)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   165,969    $  2,202,804
                                                             ==========    ============
Year ended September 30, 1999:
Shares sold                                                   1,447,677    $ 18,020,614
Shares issued in reinvestment of dividends and
  distributions                                                 583,173       6,683,169
Shares reacquired                                            (2,334,384)    (28,622,257)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (303,534)     (3,918,474)
Shares reacquired upon conversion from Class A                 (174,767)     (2,193,555)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                  (478,301)   $ (6,112,029)
                                                             ==========    ============
Class C
-------
Year ended September 30, 2000:
Shares sold                                                     458,926    $  5,963,960
Shares issued in reinvestment of distributions                   72,279         868,408
Shares reacquired                                              (212,204)     (2,676,372)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   319,001    $  4,155,996
                                                             ==========    ============

Year ended September 30, 1999:
Shares sold                                                     199,958    $  2,519,215
Shares issued in reinvestment of dividends and
  distributions                                                  51,069         585,254
Shares reacquired                                              (299,144)     (3,644,790)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   (48,117)   $   (540,321)
                                                             ==========    ============
Class Z
-------
Year ended September 30, 2000:
Shares sold                                                   1,133,274    $ 15,252,174
Shares issued in reinvestment of distributions                   38,006         462,507
Shares reacquired                                              (358,742)     (4,681,214)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   812,538    $ 11,033,467
                                                             ==========    ============
Year ended September 30, 1999:
Shares sold                                                     570,577    $  7,464,811
Shares issued in reinvestment of dividends and
  distributions                                                  14,995         172,000
Shares reacquired                                              (419,436)     (5,570,796)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   166,136    $  2,066,015
                                                             ==========    ============

--------

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund
--------------------------------------------------------------------------------

               Portfolio of Investments as of September 30, 2000
--------------------------------------------------------------------------------


 Financial
                            Highlights

--------

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund
--------------------------------------------------------------------------------

                             Financial Highlights
--------------------------------------------------------------------------------

                                                                     Class A
                                                              ------------------
                                                                  Year Ended
                                                              September 30, 2000
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                   $  12.76
                                                                     --------
Income from investment operations
Net investment income                                                     .04
Net realized and unrealized gain (loss) on investment
   transactions                                                          3.38
                                                                     --------
      Total from investment operations                                   3.42
                                                                     --------
Less distributions
Dividends from net investment income                                       --
Distributions from net realized gains                                   (1.36)
                                                                     --------
      Total distributions                                               (1.36)
                                                                     --------
Net asset value, end of year                                         $  14.82
                                                                     ========
TOTAL RETURN(c)                                                         29.23%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000)                                        $ 66,117
Average net assets (000)                                             $ 43,741
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               1.19%
   Expenses, excluding distribution and service (12b-1)
      fees                                                                .94%
   Net investment income                                                  .64%
Class A, B, C and Z shares:
   Portfolio turnover rate                                                145%

------------------------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

----------
   B-116                                   See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund
--------------------------------------------------------------------------------

                         Financial Highlights Cont'd.
--------------------------------------------------------------------------------

                                        Class A
--------------------------------------------------------------------------------
         Year Ended September 30,
------------------------------------------              November 7, 1996(a)
      1999                      1998                 Through September 30, 1997
--------------------------------------------------------------------------------
    $  10.98                  $  12.89                          $  10.00
    --------                  --------                          --------
         .07                       .15                               .09
        2.68                     (1.32)                             2.87
    --------                  --------                          --------
        2.75                     (1.17)                             2.96
    --------                  --------                          --------
        (.06)                     (.12)                             (.07)
        (.91)                     (.62)                               --
    --------                  --------                          --------
        (.97)                     (.74)                             (.07)
    --------                  --------                          --------
    $  12.76                  $  10.98                          $  12.89
    --------                  --------                          --------
       26.00%                    (9.40)%                           29.72%
    $ 37,158                  $ 31,339                          $ 34,846
    $ 35,815                  $ 35,145                          $ 27,008
        1.30%                     1.31%                             1.58%(b)
        1.05%                     1.06%                             1.33%(b)
         .54%                     1.20%                              .90%(b)
         111%                       99%                               55%

                                                                      ----------
    See Notes to Financial Statements                                    B-117

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund
--------------------------------------------------------------------------------

                         Financial Highlights Cont'd.
--------------------------------------------------------------------------------

                                                                   Class B
                                                             ------------------
                                                                  Year Ended
                                                              September 30, 2000
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                   $  12.68
                                                                   ----------
Income from investment operations
Net investment income (loss)                                             (.02)
Net realized and unrealized gain (loss) on investment
   transactions                                                          3.31
                                                                   ----------
      Total from investment operations                                   3.29
                                                                   ----------
Less distributions
Dividends from net investment income                                       --
Distributions from net realized gains                                   (1.36)
                                                                   ----------
      Total distributions                                               (1.36)
                                                                   ----------
Net asset value, end of year                                         $  14.61
                                                                   ==========
TOTAL RETURN(c)                                                         28.31%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000)                                        $108,440
Average net assets (000)                                             $ 96,325
Ratios to average net assets:
  Expenses, including distribution and service (12b-1) fees              1.94%
  Expenses, excluding distribution and service (12b-1) fees               .94%
  Net investment income                                                  (.12)%

------------------------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

----------
   B-118                                   See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund
--------------------------------------------------------------------------------

                         Financial Highlights Cont'd.
--------------------------------------------------------------------------------
                                        Class B
--------------------------------------------------------------------------------
         Year Ended September 30,
------------------------------------------              November 7, 1996(a)
      1999                      1998                 through September 30, 1997
--------------------------------------------------------------------------------
    $  10.96                  $  12.86                          $  10.00
    --------                  --------                          --------
        (.03)                      .06                               .02
        2.67                     (1.31)                             2.86
    --------                  --------                          --------
        2.64                     (1.25)                             2.88
    --------                  --------                          --------
        (.01)                     (.03)                             (.02)
        (.91)                     (.62)                               --
    --------                  --------                          --------
        (.92)                     (.65)                             (.02)
    --------                  --------                          --------
    $  12.68                  $  10.96                          $  12.86
    ========                  ========                          ========
       24.98%                   (10.01)%                           28.83%
    $ 92,032                  $ 84,751                          $ 87,558
    $ 94,904                  $ 93,465                          $ 62,575
        2.05%                     2.06%                             2.33%(b)
        1.05%                     1.06%                             1.33%(b)
        (.20)%                     .46%                              .15%(b)

                                                                      ----------
    See Notes to Financial Statements                                    B-119

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund
--------------------------------------------------------------------------------

                         Financial Highlights Cont'd.
--------------------------------------------------------------------------------
                                                                   Class C
                                                              ------------------
                                                                  Year Ended
                                                              September 30, 2000
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                   $  12.68
                                                                     --------
Income from investment operations
Net investment income (loss)                                             (.01)
Net realized and unrealized gain (loss) on investment
   transactions                                                          3.30
                                                                     --------
      Total from investment operations                                   3.29
                                                                     --------
Less distributions
Dividends from net investment income                                       --
Distributions from net realized gains                                   (1.36)
                                                                     --------
      Total distributions                                               (1.36)
                                                                     --------
Net asset value, end of year                                         $  14.61
                                                                     ========
TOTAL RETURN(c)                                                         28.31%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000)                                        $ 13,457
Average net assets (000)                                             $  9,977
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               1.94%
   Expenses, excluding distribution and service (12b-1)
      fees                                                                .94%
   Net investment income                                                 (.10)%
Portfolio turnover rate

------------------------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

----------
   B-120                                   See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund
--------------------------------------------------------------------------------

                         Financial Highlights Cont'd.
--------------------------------------------------------------------------------
                                        Class C
--------------------------------------------------------------------------------
         Year Ended September 30,
------------------------------------------              November 7, 1996(a)
      1999                      1998                 through September 30, 1997
--------------------------------------------------------------------------------
     $10.96                    $12.86                            $10.00
    -------                   -------                           -------
       (.02)                      .06                               .02
       2.66                     (1.31)                             2.86
    -------                   -------                           -------
       2.64                     (1.25)                             2.88
    -------                   -------                           -------
       (.01)                     (.03)                             (.02)
       (.91)                     (.62)                               --
    -------                   -------                           -------
       (.92)                     (.65)                             (.02)
    -------                   -------                           -------
     $12.68                    $10.96                            $12.86
    =======                   =======                           =======
      24.98%                   (10.01)%                           28.83%
     $7,636                    $7,124                            $7,111
     $7,702                    $7,734                            $5,631
       2.05%                     2.06%                             2.33%(b)
       1.05%                     1.06%                             1.33%(b)
       (.19)%                     .46%                              .15%(b)
        111%                       99%                               55%

                                                                      ----------
    See Notes to Financial Statements                                    B-121

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund
--------------------------------------------------------------------------------

                         Financial Highlights Cont'd.
--------------------------------------------------------------------------------
                                                                   Class Z
                                                              ------------------
                                                                  Year Ended
                                                              September 30, 2000
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  12.80
                                                                     --------
Income from investment operations
Net investment income                                                     .04
Net realized and unrealized gain (loss) on investment
   transactions                                                          3.44
                                                                     --------
      Total from investment operations                                   3.48
                                                                     --------
Less distributions
Dividends from net investment income                                       --
Distributions from net realized gains                                   (1.36)
                                                                     --------
      Total distributions                                               (1.36)
                                                                     --------
Net asset value, end of period                                       $  14.92
                                                                     ========
TOTAL RETURN(c)                                                         29.64%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                                      $ 17,092
Average net assets (000)                                             $  8,446
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                                .94%
   Expenses, excluding distribution and service (12b-1)
      fees                                                                .94%
   Net investment income                                                  .96%

------------------------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

----------
   B-122                                   See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund
--------------------------------------------------------------------------------

                         Financial Highlights Cont'd.
--------------------------------------------------------------------------------
                                        Class Z
--------------------------------------------------------------------------------
         Year Ended September 30,
------------------------------------------              November 7, 1996(a)
      1999                      1998                 through September 30, 1997
--------------------------------------------------------------------------------
     $11.00                     12.93                            $10.00
    -------                   -------                           -------
        .09                       .17                               .10
       2.69                     (1.33)                             2.92
    -------                   -------                           -------
       2.78                     (1.16)                             3.02
    -------                   -------                           -------
       (.07)                     (.15)                             (.09)
       (.91)                     (.62)                               --
    -------                   -------                           -------
       (.98)                     (.77)                             (.09)
    -------                   -------                           -------
     $12.80                    $11.00                            $12.93
    =======                   =======                           =======
      26.31%                    (9.31)%                           30.30%
     $4,263                    $1,836                            $  609
     $3,088                    $1,374                            $  227
       1.05%                     1.06%                             1.33%(b)
       1.05%                     1.06%                             1.33%(b)
        .76%                     1.54%                             1.15%(b)

                                                                      ----------
    See Notes to Financial Statements                                    B-123

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund
--------------------------------------------------------------------------------

                       Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Prudential Investment Portfolios, Inc.--
Prudential Jennison Equity Opportunity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Prudential Investment Portfolios, Inc.--Prudential Jennison Equity Opportunity Fund (the 'Fund', one of the portfolios constituting The Prudential Investment Portfolios, Inc.) (formerly Prudential Jennison Growth & Income Fund) at September 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
November 22, 2000

----------

The Prudential Investment Portfolios, Inc.     Prudential Jennison Growth Fund
--------------------------------------------------------------------------------

             Portfolio of Investments as of September 30, 2000
--------------------------------------------------------------------------------

Shares         Description                                          Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  95.0%
Common Stocks
-------------------------------------------------------------------------------------
Aerospace  0.5%
     579,700   Boeing Co.                                           $     36,521,100
-------------------------------------------------------------------------------------
Banks & Financial Services  14.1%
   3,064,200   American Express Co.                                      186,150,150
   1,998,000   Chase Manhattan Corp.                                      92,282,625
   5,295,033   Citigroup, Inc.                                           286,262,722
   1,250,300   Goldman Sachs Group, Inc.                                 142,456,056
   1,607,200   Merrill Lynch & Co., Inc.                                 106,075,200
   2,199,180   Morgan Stanley Dean Witter & Co.                          201,087,521
                                                                    ----------------
                                                                       1,014,314,274
-------------------------------------------------------------------------------------
Biotechnology  0.9%
   2,092,800   Serono SA (ADR)(Switzerland)(a)                            63,307,200
-------------------------------------------------------------------------------------
Computer Systems/Peripherals  7.0%
   4,031,900   Compaq Computer Corp.                                     111,199,802
   1,453,100   EMC Corp.(a)                                              144,038,538
   1,489,400   Hewlett-Packard Co.                                       144,471,800
     921,300   Sun Microsystems, Inc.(a)                                 107,561,775
                                                                    ----------------
                                                                         507,271,915
-------------------------------------------------------------------------------------
Diversified Manufacturing  3.5%
   4,360,500   General Electric Co.                                      251,546,344
-------------------------------------------------------------------------------------
EDP Software & Services  0.8%
     421,550   VERITAS Software Corp.(a)                                  59,860,100
-------------------------------------------------------------------------------------
Electronic Components  5.7%
   1,311,200   ASM Lithography Holding NV(a)                              42,368,150
     290,700   Broadcom Corp.                                             70,858,125
   2,760,000   Intel Corp.                                               114,712,500
     883,600   JDS Uniphase Corp.(a)                                      83,665,875
   2,045,100   Texas Instruments, Inc.                                    96,503,156
                                                                    ----------------
                                                                         408,107,806


---------
  B-125                                   See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.     Prudential Jennison Growth Fund
--------------------------------------------------------------------------------

           Portfolio of Investments as of September 30, 2000 Cont'd.
--------------------------------------------------------------------------------

Shares         Description                                          Value (Note 1)
------------------------------------------------------------------------------------------
Household & Personal Care Products  0.3%
     538,000   Estee Lauder Co., Inc.                               $     19,704,250
-------------------------------------------------------------------------------------
Industrial Technology/Instruments  0.9%
   1,146,100   Applied Materials, Inc.(a)                                 67,978,056
-------------------------------------------------------------------------------------
Insurance  2.1%
   1,593,125   American International Group, Inc.                        152,442,148
-------------------------------------------------------------------------------------
Media & Entertainment  9.0%
   5,858,700   AT&T Corp. - Liberty Media Group(a)                       105,456,600
     603,200   Clear Channel Communications, Inc.(a)                      34,080,800
     889,900   Omnicom Group, Inc.                                        64,907,081
   1,213,400   Time Warner, Inc.                                          94,948,550
   1,802,800   Univision Communications, Inc.(a)                          67,379,650
     328,400   Verisign, Inc.(a)                                          66,521,525
   3,740,666   Viacom, Inc.(a)                                           218,828,961
                                                                    ----------------
                                                                         652,123,167
-------------------------------------------------------------------------------------
Networking  5.2%
   4,081,400   Cisco Systems, Inc.(a)                                    225,497,350
     308,900   Juniper Networks, Inc.(a)                                  67,629,794
   1,520,000   Metromedia Fiber Network, Inc.                             36,955,000
     374,400   Network Appliance, Inc.(a)                                 47,689,200
                                                                    ----------------
                                                                         377,771,344
-------------------------------------------------------------------------------------
Oil Services  2.0%
   1,776,300   Schlumberger Ltd.                                         146,211,694
-------------------------------------------------------------------------------------
Pharmaceuticals  12.3%
   2,767,200   American Home Products Corp.                              156,519,750
   1,608,600   Amgen, Inc.(a)                                            112,325,522
     514,500   Genentech, Inc.(a)                                         95,536,219
   1,687,500   Lilly (Eli) & Co.                                         136,898,437
   5,264,525   Pfizer, Inc.                                              236,574,592
   2,316,768   Pharmacia & Upjohn, Inc.                                  139,440,474
     151,600   Schering-Plough Corp.                                       7,049,400
                                                                    ----------------
                                                                         884,344,394

                                                                       ---------
    See Notes to Financial Statements                                     B-126

The Prudential Investment Portfolios, Inc.     Prudential Jennison Growth Fund
--------------------------------------------------------------------------------

           Portfolio of Investments as of September 30, 2000 Cont'd.
--------------------------------------------------------------------------------

Shares         Description                                          Value (Note 1)
------------------------------------------------------------------------------------------
Retail  9.2%
   5,397,150   Home Depot, Inc.                                     $    286,386,272
   2,731,600   Kohl's Corp.(a)                                           157,579,175
   2,256,400   Tiffany & Co.                                              87,012,425
   2,819,700   Wal-Mart Stores, Inc.                                     135,698,062
                                                                    ----------------
                                                                         666,675,934
-------------------------------------------------------------------------------------
Telecommunications  11.1%
   1,069,650   Allegiance Telecom, Inc.(a)                                39,844,462
   4,152,400   Global Crossing Ltd.                                      128,724,400
     471,300   Level 3 Communications, Inc.(a)                            36,349,013
   2,021,200   Nextel Communications, Inc.(a)                             94,491,100
   1,222,100   NEXTLINK Communications, Inc.(a)                           43,002,644
   1,608,487   NTL, Inc.(a)(b)                                            74,493,054
   4,091,100   Qwest Communications International, Inc.(a)               196,628,494
   5,041,186   Vodafone AirTouch PLC (ADR)(United Kingdom)(a)            186,523,882
                                                                    ----------------
                                                                         800,057,049
-------------------------------------------------------------------------------------
Telecommunications Equipment  10.4%
     474,000   Applied Micro Circuits Corp.(a)                            98,147,625
     403,100   Corning, Inc.                                             119,720,700
   3,342,700   Ericsson (L.M.) Telephone Co., Inc. (ADR)(Sweden)          49,513,744
   2,855,200   General Motors Corp. 'H'                                  106,156,336
   1,811,800   Motorola, Inc.                                             51,183,350
   5,245,800   Nokia Corp. (ADR)(Finland)                                208,848,412
   1,915,000   Nortel Networks Corp.                                     114,062,188
                                                                    ----------------
                                                                         747,632,355
                                                                    ----------------
               Total long-term investments (cost $5,368,476,671)       6,855,869,130
                                                                    ----------------

---------
   B-127                                   See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.     Prudential Jennison Growth Fund
--------------------------------------------------------------------------------

           Portfolio of Investments as of September 30, 2000 Cont'd.
--------------------------------------------------------------------------------

Principal
Amount
(000)         Description                                          Value (Note 1)
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  4.5%
Commercial Paper
$   145,000   American Express Credit Corp.
               6.53%, 10/2/00                                      $    145,000,000
     77,885   Ford Motor Credit Corp.
               6.00%, 10/2/00                                            77,885,000
    100,000   IBM Credit Corp.
               6.62%, 10/2/00                                           100,000,000
                                                                   ----------------
              Total short-term investments
               (cost $322,885,000)                                      322,885,000
                                                                   ----------------
              Total Investments (cost $5,691,361,671; Note
               4)  99.5%                                              7,178,754,130
              Other assets in excess of liabilities  0.5%                37,968,873
                                                                   ----------------
              Net Assets  100%                                     $  7,216,723,003
                                                                   ================

--------------------------------------------------------------------------------
(a) Non-income producing security.
(b) Portion of securities on loan with an aggregate market value of $36,998,657; received securities as collateral with an aggregate market value of $37,062,262.
ADR--American Depository Receipt.
NV--Naamkee Vennootnchap (Dutch Corporation).
PLC--Public Limited Company (British Corporation).
SA--Sociedad Anomia (Spanish Corporation) or Societe Anonyme (French
Corporation).

                                                                       ---------
    See Notes to Financial Statements                                    B-128

The Prudential Investment Portfolios, Inc.     Prudential Jennison Growth Fund
--------------------------------------------------------------------------------

                      Statement of Assets and Liabilities
--------------------------------------------------------------------------------

                                                               September 30, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $5,691,361,671)                   $      7,178,754,130
Cash                                                                        13,433
Receivable for investments sold                                        164,848,069
Receivable for Series shares sold                                       16,518,678
Dividends and interest receivable                                        1,870,209
Deferred expenses and other assets                                         104,364
Receivable for securities lending income                                    11,929
                                                              --------------------
      Total assets                                                   7,362,120,812
                                                              --------------------
LIABILITIES
Payable for investments purchased                                       76,555,837
Payable for Series shares reacquired                                    61,660,228
Management fee payable                                                   3,518,173
Distribution fees payable                                                2,538,500
Accrued expenses and other liabilities                                   1,111,875
Securities lending rebate payable                                           13,196
                                                              --------------------
      Total liabilities                                                145,397,809
                                                              --------------------
NET ASSETS                                                    $      7,216,723,003
                                                              ====================
Net assets were comprised of:
   Common stock, at par                                       $            301,061
   Paid-in capital in excess of par                                  5,154,586,492
                                                              --------------------
                                                                     5,154,887,553
   Accumulated net realized gain on investments                        574,442,991
   Net unrealized appreciation on investments                        1,487,392,459
                                                              --------------------
Net assets, September 30, 2000                                $      7,216,723,003
                                                              ====================

---------
   B-129                                   See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.     Prudential Jennison Growth Fund
--------------------------------------------------------------------------------

                  Statement of Assets and Liabilities Cont'd.
--------------------------------------------------------------------------------

                                                               September 30, 2000
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($1,745,454,335 / 72,138,339 shares of common stock
      issued and outstanding)                                               $24.20
   Maximum sales charge (5% of offering price)                                1.27
                                                                            ------
   Maximum offering price to public                                         $25.47
                                                                            ======
Class B:
   Net asset value, offering price and redemption price per
      share ($2,216,911,129 / 95,423,808 shares of common
      stock issued and outstanding)                                         $23.23
                                                                            ======
Class C:
   Net asset value and redemption price per share
      ($291,541,579 / 12,548,885 shares of common stock
      issued and outstanding)                                               $23.23
   Sales charge (1% of offering price)                                         .23
                                                                            ------
   Offering price to public                                                 $23.46
                                                                            ======
Class Z:
   Net asset value, offering price and redemption price per
      share ($2,962,815,960 / 120,949,491 shares of common
      stock issued and outstanding)                                         $24.50
                                                                            ======

                                                                       ---------
    See Notes to Financial Statements                                   B-130

The Prudential Investment Portfolios, Inc.     Prudential Jennison Growth Fund
--------------------------------------------------------------------------------

                            Statement of Operations
--------------------------------------------------------------------------------
                                                                    Year
                                                                    Ended
                                                              September 30, 2000
--------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding taxes of $349,543)    $   23,873,500
   Interest                                                        13,847,640
   Income from securities loaned, net                               4,653,109
                                                              ---------------
      Total income                                                 42,374,249
                                                              ---------------
Expenses
   Management fee                                                  38,074,482
   Distribution fee--Class A                                        3,724,474
   Distribution fee--Class B                                       21,586,408
   Distribution fee--Class C                                        2,429,395
   Transfer agent's fees and expenses                               8,630,000
   Registration fees                                                  830,000
   Reports to shareholders                                            775,000
   Custodian's fees and expenses                                      230,000
   Directors' fees and expenses                                       145,000
   Insurance expense                                                   65,000
   Legal fees and expenses                                             65,000
   Audit fee                                                           20,000
   Amortization of deferred organization expenses                       3,225
   Miscellaneous                                                       98,216
                                                              ---------------
      Total expenses                                               76,676,200
                                                              ---------------
Net investment loss                                               (34,301,951)
                                                              ---------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                      743,200,290
Net change in unrealized appreciation/depreciation on
investments                                                       460,985,846
                                                               --------------
Net gain on investments                                         1,204,186,136
                                                               --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $1,169,884,185
                                                               ==============


---------
   B-131                                   See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.     Prudential Jennison Growth Fund
--------------------------------------------------------------------------------

                      Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                   Year                  Year
                                                  Ended                 Ended
                                            September 30, 2000    September 30, 1999
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment loss                        $  (34,301,951)       $  (22,210,880)
   Net realized gain on investments              743,200,290           201,324,080
   Net change in unrealized
      appreciation/depreciation of
      investments                                460,985,846           828,202,820
                                            ------------------    ------------------
   Net increase in net assets resulting
      from operations                          1,169,884,185         1,007,316,020
                                            ------------------    ------------------
Distributions from net realized capital
gains (Note 1)
      Class A                                    (56,726,162)          (17,349,525)
      Class B                                    (94,312,745)          (27,545,469)
      Class C                                     (9,330,766)           (1,752,623)
      Class Z                                   (112,764,183)          (38,052,986)
                                            ------------------    ------------------
                                                (273,133,856)          (84,700,603)
                                            ------------------    ------------------
Series share transactions (net of
   conversion)
   (Note 5)
   Net proceeds from shares sold               4,839,587,838         2,794,924,604
   Net asset value of shares issued in
      reinvestment of distributions              267,626,458            83,061,464
   Cost of shares reacquired                  (3,240,774,223)       (1,569,556,414)
                                            ------------------    ------------------
   Net increase in net assets from Series
      share transactions                       1,866,440,073         1,308,429,654
                                            ------------------    ------------------
      Total increase                           2,763,190,402         2,231,045,071
NET ASSETS
Beginning of year                              4,453,532,601         2,222,487,530
                                            ------------------    ------------------
End of year                                   $7,216,723,003        $4,453,532,601
                                            ==================    ==================

                                                                       ---------
    See Notes to Financial Statements                                    B-132

The Prudential Investment Portfolios, Inc.     Prudential Jennison Growth Fund
--------------------------------------------------------------------------------

                         Notes to Financial Statements
--------------------------------------------------------------------------------

      Prudential Jennison Growth Fund (the 'Series') is a separately managed series of The Prudential Investment Portfolios, Inc. (the 'Fund'). The Fund was incorporated in Maryland on August 10, 1995 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Series had no significant operations other than the issuance of 3,334 shares of Class A and 3,333 shares of Class B and Class C common stock for $100,000 on September 13, 1995 to Prudential Investments Fund Management LLC ('PIFM' or 'Manager'). Investment operations commenced on November 2, 1995.

      The Series' investment objective is to achieve long-term growth of capital. It invests primarily in equity securities (common stock, preferred stock and securities convertible into common stock) of established companies with above-average growth prospects.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange (other
than options on securities and indices) are valued at the last sale price on such exchange or system on the day of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager, in consultation with the Subadviser (Jennison Associates LLC 'Jennison'), to be over-the-counter, are valued by an independent pricing agent or principal market maker. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager and the Subadviser to be over-the-counter, are valued at the mean between the last reported bid and asked prices provided by a principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sales price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade. Securities for which market quotations are not readily available, other than private placements, are valued at a price supplied by an independent pricing agent, which is, in the opinion of such pricing agent, representative of the market value of such securities as of the time of determination of

---------

The Prudential Investment Portfolios, Inc.     Prudential Jennison Growth Fund
--------------------------------------------------------------------------------

                     Notes to Financial Statements Cont'd.
--------------------------------------------------------------------------------

net asset value, or using a methodology developed by an independent pricing agent, which is, in the judgment of the Manager and the Subadviser, able to produce prices which are representative of market value.

      Short-term securities which mature in more than 60 days, for which market quotations are readily available, are valued at current market quotations as provided by an independent pricing agent or principal market maker. Short-term securities which mature in 60 days or less are valued at cost with interest accrued or discount amortizied to the date of maturity, unless the Board of Directors determines that such valuation does not represent fair value.

      All securities are valued as of 4:15 p.m., New York time.

      Securities Lending:    The Fund may lend securities to broker-dealers. The
loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation, net of any rebate, for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan. Prudential Securities Incorporated ('PSI') is the securities lending agent for the Fund. For the year ended September 30, 2000, PSI has been compensated approximately $1,551,100 for these services.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis and is net of discount accretion and premium amortization. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss), other than distribution fees, and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Series expects to pay dividends of net
investment income, if any, semi-annually and to make distributions of any net capital gains at least annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance

                                                                       ---------

The Prudential Investment Portfolios, Inc.     Prudential Jennison Growth Fund
--------------------------------------------------------------------------------

                     Notes to Financial Statements Cont'd.
--------------------------------------------------------------------------------

with income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    It is the Series' policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates.

      Deferred Organization Expenses:    Approximately $200,000 of expenses were
incurred in connection with the organization of the Fund. These costs have been deferred and are being amortized ratably over a period of sixty months from the date the Series commenced investment operations.

      Reclassification of Capital Accounts:    The Series accounts and reports
for distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: 'Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies.' For the year ended September 30, 2000, the Series reclassified current net operating losses and redemptions utilized as distributions for federal income tax purposes by decreasing accumulated net investment loss by $34,301,951, decreasing accumulated net realized gain on investments by $94,296,948 and increasing paid-in capital by $59,994,997. Net investment income, net realized gains and net assets were not affected by this change.

Note 2. Agreements
The Fund has a management agreement for the Series with PIFM. Pursuant to a subadvisory agreement between PIFM and Jennison Associates LLC ('Jennison'), Jennison furnishes investment advisory services in connection with the management of the Series. Under the subadvisory agreement, Jennison, subject to the supervision of PIFM, is responsible for managing the assets of the Series in accordance with its investment objective and policies.

      Effective January 1, 2000, the management fee paid PIFM is computed daily and payable monthly, at an annual rate of .60% of the Series' average daily net assets up to $300 million, .575% of the next $4.7 billion and .55% of the Series' average daily net assets in excess of $5 billion. Until January 1, 2000, the management fee was payable at an annual rate of .60% of the Series' average daily net assets. PIFM pays Jennison a subadvisory fee at an annual rate of .30 of 1% of the average daily net assets of the Series up to and including $300 million and .25 of 1% of such assets in excess of $300 million. PIFM also pays the cost of compensation of officers and

---------

The Prudential Investment Portfolios, Inc.     Prudential Jennison Growth Fund
--------------------------------------------------------------------------------

                     Notes to Financial Statements Cont'd.
--------------------------------------------------------------------------------

employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Series bears all other costs and expenses.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Series' Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

      Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the year ended September 30, 2000.

      PIMS has advised the Series that it received approximately $2,999,400 and $1,155,800 in front-end sales charges resulting from sales of Class A and Class C shares during the year ended September 30, 2000. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Series that for the year ended September 30, 2000, it received approximately $3,052,100 and $134,700 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

      PIFM, PIMS and Jennison are wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      The Fund, along with other unaffiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Series did not borrow any amounts pursuant to the SCA during the year ended September 30, 2000.

                                                                       ---------

The Prudential Investment Portfolios, Inc.     Prudential Jennison Growth Fund
--------------------------------------------------------------------------------

                     Notes to Financial Statements Cont'd.
--------------------------------------------------------------------------------

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the year ended September 30, 2000, the Series incurred fees of approximately $7,502,000 for the services of PMFS. As of September 30, 2000, approximately $644,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      For the year ended September 30, 2000, Prudential Securities Incorporated ('PSI'), which is an indirect, wholly owned subsidiary of Prudential, earned approximately $541,200 in brokerage commissions from portfolio transactions executed on behalf of the Series.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the year ended September 30, 2000 were $6,545,894,575 and $5,244,305,253, respectively.

      The cost of investments for federal income tax purposes at September 30, 2000, was $5,725,586,461 and, accordingly, net unrealized appreciation of investments for federal income tax purposes was $1,453,167,669 (gross unrealized appreciation--$1,670,446,898; gross unrealized depreciation--$217,279,229).

Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class Z shares are not subject to any sales or redemption charge and are offered for sale to a limited group of investors.

      There are 3 billion shares of $.001 par value common stock authorized which are divided into three series, each of which offers four classes, designated Class A, Class B, Class C and Class Z, each of which consists of 250 million authorized shares.

---------

The Prudential Investment Portfolios, Inc.     Prudential Jennison Growth Fund
--------------------------------------------------------------------------------

                     Notes to Financial Statements Cont'd.
--------------------------------------------------------------------------------

            Transactions in shares of common stock were as follows:

Class A                                                    Shares           Amount
-------                                                  -----------    ---------------
Year ended September 30, 2000:
Shares sold                                               81,700,801    $ 2,021,000,138
Shares issued in reinvestment of distributions             2,447,380         54,576,570
Shares reacquired                                        (65,143,859)    (1,617,762,148)
                                                         -----------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                              19,004,322        457,814,560
Shares issued upon conversion from Class B                 7,680,130        195,263,218
                                                         -----------    ---------------
Net increase (decrease) in shares outstanding             26,684,452    $   653,077,778
                                                         ===========    ===============
Year ended September 30, 1999:
Shares sold                                               34,344,966    $   662,914,500
Shares issued in reinvestment of distributions             1,032,752         16,627,307
Shares reacquired                                        (23,547,037)      (457,441,788)
                                                         -----------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                              11,830,681        222,100,019
Shares issued upon conversion from Class B                 2,660,015         51,625,561
                                                         -----------    ---------------
Net increase (decrease) in shares outstanding             14,490,696    $   273,725,580
                                                         ===========    ===============
Class B
-------
Year ended September 30, 2000:
Shares sold                                               37,569,694    $   888,985,755
Shares issued in reinvestment of distributions             4,234,039         91,243,545
Shares reacquired                                        (15,944,289)      (376,561,661)
                                                         -----------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                              25,859,444        603,667,639
Shares reacquired upon conversion into Class A            (7,978,000)      (195,263,218)
                                                         -----------    ---------------
Net increase (decrease) in shares outstanding             17,881,444    $   408,404,421
                                                         ===========    ===============
Year ended September 30, 1999:
Shares sold                                               42,766,896    $   799,643,630
Shares issued in reinvestment of distributions             1,698,149         26,677,924
Shares reacquired                                        (14,404,393)      (265,401,893)
                                                         -----------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                              30,060,652        560,919,661
Shares reacquired upon conversion into Class A            (2,736,865)       (51,625,561)
                                                         -----------    ---------------
Net increase (decrease) in shares outstanding             27,323,787    $   509,294,100
                                                         ===========    ===============

                                                                       ---------

The Prudential Investment Portfolios, Inc.     Prudential Jennison Growth Fund
--------------------------------------------------------------------------------

                     Notes to Financial Statements Cont'd.
--------------------------------------------------------------------------------

Class C                                                    Shares           Amount
-------                                                  -----------    ---------------
Year ended September 30, 2000:
Shares sold                                                7,259,799    $   172,301,711
Shares issued in reinvestment of distributions               422,563          9,106,236
Shares reacquired                                         (2,428,874)       (57,879,720)
                                                         -----------    ---------------
Net increase (decrease) in shares outstanding              5,253,488    $   123,528,227
                                                         ===========    ===============
Year ended September 30, 1999:
Shares sold                                                6,235,444    $   117,953,942
Shares issued in reinvestment of distributions               108,868          1,710,322
Shares reacquired                                         (2,247,639)       (41,843,724)
                                                         -----------    ---------------
Net increase (decrease) in shares outstanding              4,096,673    $    77,820,540
                                                         ===========    ===============
Class Z
-------
Year ended September 30, 2000:
Shares sold                                               70,468,867    $ 1,757,300,234
Shares issued in reinvestment of distributions             5,002,224        112,700,107
Shares reacquired                                        (48,067,246)    (1,188,570,694)
                                                         -----------    ---------------
Net increase (decrease) in shares outstanding             27,403,845    $   681,429,647
                                                         ===========    ===============
Year ended September 30, 1999:
Shares sold                                               63,109,118    $ 1,214,412,532
Shares issued in reinvestment of distributions             2,345,617         38,045,912
Shares reacquired                                        (42,230,402)      (804,869,008)
                                                         -----------    ---------------
Net increase (decrease) in shares outstanding             23,224,333    $   447,589,436
                                                         ===========    ===============

---------

The Prudential Investment Portfolios, Inc.     Prudential Jennison Growth Fund




                        Financial
                            Highlights

--------

The Prudential Investment Portfolios, Inc.     Prudential Jennison Growth Fund
--------------------------------------------------------------------------------

                             Financial Highlights
--------------------------------------------------------------------------------
                                                                   Class A
                                                              ------------------
                                                                  Year Ended
                                                              September 30, 2000
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $    20.05
                                                                    ------------
Income from investment operations
Net investment income (loss)(c)                                          (0.09)
Net realized and unrealized gain on investment transactions               5.42
                                                                    ------------
   Total from investment operations                                       5.33
                                                                    ------------
Less distributions
Distributions from net realized gains                                    (1.18)
                                                                    ------------
Net asset value, end of period                                      $    24.20
                                                                    ============
TOTAL RETURN(b)                                                          27.02%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                                     $1,745,454
Average net assets (000)                                            $1,489,790
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                                 .99%
   Expenses, excluding distribution and service (12b-1)
      fees                                                                 .74%
   Net investment income (loss)                                           (.35)%
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                  83%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Calculated based upon average shares outstanding during the period.
(d) Annualized.

---------
  B-141                                    See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.     Prudential Jennison Growth Fund
--------------------------------------------------------------------------------

                         Financial Highlights Cont'd.
--------------------------------------------------------------------------------
                                      Class A
--------------------------------------------------------------------------------
                 Year Ended September 30,                   November 2, 1995(a)
---------------------------------------------------------- through September 30,
      1999                 1998                 1997               1996
--------------------------------------------------------------------------------
    $  14.44             $  15.39             $  10.97            $ 10.00
----------------     ----------------     ----------------       --------
        (.08)                (.04)                (.03)              (.03)
        6.23                  .40                 4.45               1.00
----------------     ----------------     ----------------       --------
        6.15                  .36                 4.42                .97
----------------     ----------------     ----------------       --------
        (.54)               (1.31)                  --                 --
----------------     ----------------     ----------------       --------
    $  20.05             $  14.44             $  15.39            $ 10.97
================     ================     ================       ========
       43.58%                3.02%               40.29%              9.70%
    $911,467             $446,996             $145,022            $85,440
    $748,315             $251,118             $105,982            $70,667
        1.05%                1.08%                1.09%              1.23%(d)
         .80%                 .83%                 .84%               .98%(d)
        (.44)%               (.26)%               (.25)%             (.37)%(d)
          56%                  58%                  63%                42%

                                                                       ---------
    See Notes to Financial Statements                                    B-142

The Prudential Investment Portfolios, Inc.     Prudential Jennison Growth Fund
--------------------------------------------------------------------------------

                         Financial Highlights Cont'd.
--------------------------------------------------------------------------------
                                                                    Class B
                                                              ------------------
                                                                  Year Ended
                                                              September 30, 2000
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                             $    19.43
                                                                -------------
Income from investment operations
Net investment income (loss)(c)                                        (.26)
Net realized and unrealized gain on investment transactions            5.24
                                                                -------------
   Total from investment operations                                    4.98
                                                                -------------
Less distributions
   Distributions from net realized gains                              (1.18)
                                                                -------------
Net asset value, end of period                                   $    23.23
                                                                =============
TOTAL RETURN(b)                                                       26.04%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                                  $2,216,911
Average net assets (000)                                         $2,158,641
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                             1.74%
   Expenses, excluding distribution and service (12b-1)
      fees                                                              .74%
   Net investment income (loss)                                       (1.10)%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Calculated based upon average shares outstanding during the period.
(d) Annualized.

---------
 B-143                                     See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.     Prudential Jennison Growth Fund
--------------------------------------------------------------------------------

                         Financial Highlights Cont'd.
--------------------------------------------------------------------------------

                                         Class B
-----------------------------------------------------------------------------------------------
                 Year Ended September 30,
----------------------------------------------------------      November 2, 1995(a)
      1999                 1998                 1997          through September 30, 1996
-----------------------------------------------------------------------------------------------
   $    14.11            $  15.18             $  10.89                  $  10.00
----------------     ----------------     ----------------            ----------
         (.22)               (.15)                (.12)                     (.10)
         6.08                 .39                 4.41                       .99
----------------     ----------------     ----------------            ----------
         5.86                 .24                 4.29                       .89
----------------     ----------------     ----------------            ----------
        (.54)              (1.31)                   --                        --
----------------     ----------------     ----------------            ----------
   $    19.43            $  14.11             $  15.18                  $  10.89
----------------     ----------------     ----------------            ----------
----------------     ----------------     ----------------            ----------
        42.51%               2.21%               39.39%                     8.90%
   $1,506,839            $708,463             $419,405                  $231,541
   $1,236,825            $557,823             $299,476                  $162,412
         1.80%               1.83%                1.84%                     1.98%(d)
          .80%                .83%                 .84%                      .98%(d)
        (1.19)%             (1.01)%              (1.00)%                   (1.12)%(d)

                                                                       ---------
    See Notes to Financial Statements                                    B-144

The Prudential Investment Portfolios, Inc.     Prudential Jennison Growth Fund
--------------------------------------------------------------------------------

                         Financial Highlights Cont'd.
--------------------------------------------------------------------------------
                                                                   Class C
                                                              ------------------
                                                                  Year Ended
                                                              September 30, 2000
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                             $    19.43
                                                                -------------
Income from investment operations
Net investment income (loss)(c)                                        (.26)
Net realized and unrealized gain on investment transactions            5.24
                                                                -------------
   Total from investment operations                                    4.98
                                                                -------------
Less distributions
   Distributions from net realized gains                              (1.18)
                                                                -------------
Net asset value, end of period                                   $    23.23
                                                                =============
TOTAL RETURN(b)                                                       26.04%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                                  $  291,542
Average net assets (000)                                         $  242,939
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                             1.74%
   Expenses, excluding distribution and service (12b-1)
      fees                                                              .74%
   Net investment income (loss)                                       (1.10)%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Calculated based upon average shares outstanding during the period.
(d) Annualized.

---------
  B-145                                    See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.     Prudential Jennison Growth Fund
--------------------------------------------------------------------------------

                         Financial Highlights Cont'd.
--------------------------------------------------------------------------------

                                         Class C
-----------------------------------------------------------------------------------------------
                 Year Ended September 30,
----------------------------------------------------------        November 2, 1995(a)
      1999                 1998                 1997           through September 30, 1996
-----------------------------------------------------------------------------------------------
    $  14.11             $  15.18             $  10.89                  $  10.00
----------------     ----------------     ----------------            ----------
        (.22)                (.15)                (.12)                     (.10)
        6.08                  .39                 4.41                       .99
----------------     ----------------     ----------------            ----------
        5.86                  .24                 4.29                       .89
----------------     ----------------     ----------------            ----------
       (.54)                (1.31)                  --                        --
----------------     ----------------     ----------------            ----------
    $  19.43             $  14.11             $  15.18                  $  10.89
================     ================     ================            ==========
       42.51%                2.21%               39.39%                     8.90%
    $141,770             $ 45,126             $ 25,134                  $ 15,281
    $ 98,033             $ 35,337             $ 18,248                  $ 12,550
        1.80%                1.83%                1.84%                     1.98%(d)
         .80%                 .83%                 .84%                      .98%(d)
       (1.20)%              (1.01)%              (1.00)%                   (1.12)%(d)

                                                                       ---------
    See Notes to Financial Statements                                    B-146

The Prudential Investment Portfolios, Inc.     Prudential Jennison Growth Fund
--------------------------------------------------------------------------------

                         Financial Highlights Cont'd.
--------------------------------------------------------------------------------

                                                                   Class Z
                                                              ------------------
                                                                  Year Ended
                                                              September 30, 2000
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                             $    20.24
                                                                -------------
Income from investment operations
Net investment income (loss)(c)                                        (.02)
Net realized and unrealized gain on investment transactions            5.46
                                                                -------------
   Total from investment operations                                    5.44
                                                                -------------
Less distributions
   Distributions from net realized gains                              (1.18)
                                                                -------------
Net asset value, end of period                                   $    24.50
                                                                =============
TOTAL RETURN(b)                                                       27.39%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                                  $2,962,816
Average net assets (000)                                         $2,733,194
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                              .74%
   Expenses, excluding distribution and service (12b-1)
      fees                                                              .74%
   Net investment income (loss)                                        (.10)%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Calculated based upon average shares outstanding during the period.
(d) Annualized.

---------
  B-147                                    See Notes to Financial Statements

The Prudential Investment Portfolios, Inc.     Prudential Jennison Growth Fund
--------------------------------------------------------------------------------

                         Financial Highlights Cont'd.
--------------------------------------------------------------------------------

                                      Class Z
------------------------------------------------------------------------------------------
                 Year Ended September 30,                        April 15, 1996(a)
----------------------------------------------------------     through September 30,
      1999                 1998                 1997                   1996
------------------------------------------------------------------------------------------
   $    14.53           $    15.45            $  10.98               $   10.32
----------------     ----------------     ----------------          ----------
         (.04)                  --                  --                    (.02)
         6.29                  .39                4.47                     .68
----------------     ----------------     ----------------          ----------
         6.25                  .39                4.47                     .66
----------------     ----------------     ----------------          ----------
         (.54)               (1.31)                 --                      --
----------------     ----------------     ----------------          ----------
   $    20.24           $    14.53            $  15.45               $   10.98
================     ================     ================          ==========
        43.94%                3.22%              40.71%                   6.40%
   $1,893,457           $1,021,903            $609,869               $ 362,416
   $1,596,809           $  810,296            $455,684               $  26,829
          .80%                 .83%                .84%                    .98%(d)
          .80%                 .83%                .84%                    .98%(d)
         (.19)%               (.01)%                --                    (.12)%(d)

                                                                       ---------
    See Notes to Financial Statements                                    B-148

The Prudential Investment Portfolios, Inc.     Prudential Jennison Growth Fund
--------------------------------------------------------------------------------

                       Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Prudential Investment Portfolios, Inc.--Prudential Jennison Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Prudential Investment Portfolios, Inc.--Prudential Jennison Growth Fund (the 'Fund', one of the portfolios constituting The Prudential Investment Portfolios, Inc.) at September 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The accompanying financial highlights for the period ended September 30, 1996 were audited by other independent accountants, whose opinion dated November 4,1996 was unqualified.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
November 22, 2000

---------

                        DESCRIPTION OF SECURITY RATINGS

MOODY'S INVESTORS SERVICE, INC.

Debt Ratings

  Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

  A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  Baa: Bonds which are rated Baa are considered as medium-grade obligations, (that is, they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a rating in the lower end of that generic rating category.

Short-Term Ratings

  Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

  PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

  .  Leading market positions in well-established industries.

  .  High rates of return on funds employed.

  . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

  . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

  . Well-established access to a range of financial markets and assured sources of alternate liquidity.

  PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

Debt Ratings

  AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

  AA: An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

  A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

  BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

  BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

  B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

  CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

  CC: An obligation rated CC is currently highly vulnerable to nonpayment.

Commercial Paper Ratings

  S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market.

  A-1: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

  A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

DUFF & PHELPS CREDIT RATING CO. AND FITCH IBCA, INC.

Long-Term Debt and Preferred Stock Ratings

  AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

  AA: Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

  A: High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

  BBB: Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

  BB: Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

  B: Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained favorable business and economic environment.

  CCC, CC, C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

Short-Term Debt Ratings

  F1: Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

  F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

  F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

  B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

  C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

                  APPENDIX I--GENERAL INVESTMENT INFORMATION

  The following terms are used in mutual fund investing.

Asset Allocation

  Asset allocation is a technique for reducing risk, providing balance. Asset allocation among different types of securities within an overall investment portfolio helps to reduce risk and to potentially provide stable returns, while enabling investors to work toward their financial goal(s). Asset allocation is also a strategy to gain exposure to better performing asset classes while maintaining investment in other asset classes.

Diversification

  Diversification is a time-honored technique for reducing risk, providing "balance" to an overall portfolio and potentially achieving more stable returns. Owning a portfolio of securities mitigates the individual risks (and returns) of any one security. Additionally, diversification among types of securities reduces the risks (and general returns) of any one type of security.

Duration

  Debt securities have varying levels of sensitivity to interest rates. As interest rates fluctuate, the value of a bond (or a bond portfolio) will increase or decrease. Longer term bonds are generally more sensitive to changes in interest rates. When interest rates fall, bond prices generally rise. Conversely, when interest rates rise, bond prices generally fall.

  Duration is an approximation of the price sensitivity of a bond (or a bond portfolio) to interest rate changes. It measures the weighted average maturity of a bond's (or a bond portfolio's) cash flows, that is, principal and interest rate payments. Duration is expressed as a measure of time in years-- the longer the duration of a bond (or a bond portfolio), the greater the impact of interest rate changes on the bond's (or the bond portfolio's) price. Duration differs from effective maturity in that duration takes into account call provisions, coupon rates and other factors. Duration measures interest rate risk only and not other risks, such as credit risk and, in the case of non-U.S. dollar denominated securities, currency risk. Effective maturity measures the final maturity dates of a bond (or a bond portfolio).

Market Timing

  Market timing--buying securities when prices are low and selling them when prices are relatively higher--may not work for many investors because it is impossible to predict with certainty how the price of a security will fluctuate. However, owning a security for a long period of time may help investors offset short-term price volatility and realize positive returns.

Power of Compounding

  Over time, the compounding of returns can significantly impact investment returns. Compounding is the effect of continuous investment on long-term investment results, by which the proceeds of capital appreciation (and income distributions, if elected) are reinvested to contribute to the overall growth of assets. The long-term investment results of compounding may be greater than that of an equivalent initial investment in which the proceeds of capital appreciation and income distributions are taken in cash.

Standard Deviation

  Standard deviation is an absolute (non-relative) measure of volatility which, for a mutual fund, depicts how widely the returns varied over a certain period of time. When a fund has a high standard deviation, its range of performance has been very wide, implying greater volatility potential. Standard deviation is only one of several measures of a fund's volatility.

                   APPENDIX II--HISTORICAL PERFORMANCE DATA

  The historical performance data contained in this Appendix relies on data obtained from statistical services, reports and other services believed by the Manager to be reliable. The information has not been independently verified by the Manager.

  This chart shows the long-term performance of various asset classes and the rate of inflation.

                                    [GRAPH]

            Value of $1.00 invested on 1/1/1926 through 12/31/1999

              Small Stocks              $6,640.79
              Common Stocks             $2,845.63
              Long-Term Bonds           $   40.22
              Treasury Bills            $   15.64
              Inflation                 $    9.40



Source: Ibbotson Associates. Used with permission. This chart is for illustrative purposes only and is not indicative of the past, present, or future performances of any asset class or any Prudential mutual fund.

Generally, stock returns are due to capital appreciation and the reinvestment of any gains. Bond returns are due to reinvesting interest. Also, stock prices usually are more volatile than bond prices over the long-term. Small stock returns for 1926-1980 are those of stocks comprising the 5th quintile of the New York Stock Exchange. Thereafter, returns are those of the Dimensional Fund Advisors (DFA) Small Company Fund. Common stock returns are based on the S&P 500 Composite Stock Price Index, a market-weighted, unmanaged index 500 stocks (currently) in a variety of industries. It is often used as a broad measure of stock market performance.

Long-term government bond returns are represented by a portfolio that contains only one bond with a maturity of roughly 20 years. Treasury bill returns are for a one-month bill. Treasuries are guaranteed by the government as to the timely payment of principal and interest; equities are not. Inflation is measured by the consumer price index (CPI).

    Set forth below is historical performance data relating to various sectors of the fixed-income securities markets. The chart shows the historical total returns of U.S. Treasury bonds, U.S. mortgage securities, U.S. corporate bonds, U.S. high yield bonds and world government bonds on an annual basis from 1989 through 1999. The total returns of the indexes include accrued interest, plus the price changes (gains or losses) of the underlying securities during the period mentioned. The data is provided to illustrate the varying historical total returns and investors should not consider this performance data as an indication of the future performance of the Fund or of any sector in which the Fund invests.

    All information relies on data obtained from statistical services, reports and other services believed by the Manager to be reliable. Such information has not been verified. The figures do not reflect the operating expenses and fees of a mutual fund. See "Risk/Return Summary--Fees and Expenses" in each Prospectus. The net effect of the deduction of the operating expenses of a mutual fund on these historical total returns, including the compounded effect over time, could be substantial.



                                    [GRAPH]

           Historical Total Returns of Different Bond Market Sectors

                                                                    Difference
                                  U.S.                               between
          U.S         U.S.     Investment                            highest
       Government  Government    Grade        U.S.        World     and lowest
        Treasury    Mortgage   Corporate   High Yield   Government   returns
        Bonds/1/  Securities/2/ Bonds/3/    Bonds/4/     Bonds/5/    percent

1989     14.4%       15.4%       14.1%        0.8%        (3.4)%       18.8%
1990      8.5%       10.7%        7.1%      (9.6)%         15.3%       24.9%
1991     15.3%       15.7%       18.5%       46.2%         16.2%       30.9%
1992      7.2%        7.0%        8.7%       15.8%          4.8%       11.0%
1993     10.7%        6.8%       12.2%       17.1%         15.1%       10.3%
1994    (3.4)%      (1.6)%      (3.9)%      (1.0)%          6.0%        9.9%
1995     18.4%       16.8%       22.3%       19.2%         19.6%        5.5%
1996      2.7%        5.4%        3.3%       11.4%          4.1%        8.7%
1997      9.6%        9.5%       10.2%       12.8%        (4.3)%       17.1%
1998     10.0%        7.0%        8.6%        1.6%          5.3%        8.4%
1999    -2.56%       1.86%      -1.96%       2.39%        -5.07%       7.46%


  -------
  /1/Lehman Brothers Treasury Bond Index is an unmanaged index made up of over 150 public issues of the U.S. Treasury having maturities of at least one year.
  /2/Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index that includes over 600 15-and 30-year fixed-rate mortgage-backed securities of the Government National Mortgage Association
    (GNMA), Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC).
  /3/Lehman Brothers Corporate Bond Index includes over 3,000 public fixed-rate, nonconvertible investment-grade bonds. All bonds are U.S. dollar-denominated issues and include debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies or international agencies. All bonds in the index have maturities of at least one year. Source: Lipper Inc.
  /4/Lehman Brothers High Yield Bond Index is an unmanaged index comprising over 750 public, fixed-rate, nonconvertible bonds that are rated Ba1 or lower by Moody's Investors Service (or rated BB+ or lower by Standard & Poor's or Fitch Investors Service). All bonds in the index have maturities of at least one year.
  /5/Salomon Smith Barney World Government Index (Non U.S.) includes over
    800 bonds issued by various foreign governments or agencies, excluding those in the U.S., but including those in Japan, Germany, France, the U.K., Canada, Italy, Australia, Belgium, Denmark, the Netherlands, Spain, Sweden, and Austria. All bonds in the index have maturities of at least one year.

This chart illustrates the               This chart shows the growth of a
performance of major world stock         hypothetical $10,000 investment
markets for the period from              made in the stocks representing the
December 31, 1985 through December       S&P 500 stock index with and
31, 1999. It does not represent the      without reinvested dividends.
performance of any Prudential
mutual fund.                             Capital Appreciation and
                                          Reinvesting Dividends--$474.094
                                         Capital Appreciation Only--$159,597
                                          (1969-1999)





                                    [GRAPH]

           Average Annual Total Returns of Major World Stock Markets (12/31/1985 - 12/31/1999) (in U.S. dollars)

                      Sweden                       22.70%
                      Hong Kong                    20.37%
                      Spain                        20.11%
                      Netherland                   18.63%
                      Belgium                      18.41%
                      France                       17.69%
                      USA                          17.39%
                      U.K.                         16.41%
                      Europe                       16.28%
                      Switzerland                  15.58%
                      Sing/Mlysia                  15.07%
                      Denmark                      14.72%
                      Germany                      13.29%
                      Australia                    11.68%
                      Italy                        11.39%
                      Canada                       11.10%
                      Japan                         9.59%
                      Norway                        8.91%
                      Austria                       7.09%

                                         Source: Lipper Inc. All rights
                                         reserved. This chart is used for
                                         current illustrative purposes only
                                         and is not intended to represent
                                         the past, present or future
                                         performance of any Prudential
                                         mutual fund. Common stock total
                                         return is based on the Standard &
                                         Poor's 500 Composite Stock Price
                                         Index, a market-value-weighted
                                         index made up of 500 of the largest
                                         stocks in the U.S. based upon their
                                         stock market value. Investors
                                         cannot invest directly in indexes.

Source: Morgan Stanley Capital
International (MSCI) and Lipper
Inc. as of 12/31/99. Used with
permission. Morgan Stanley Country
indexes are unmanaged indexes which
include those stocks making up the
largest two-thirds of each
country's total stock market
capitalization. Returns reflect the
reinvestment of all distributions.
This chart is for illustrative
purposes only and is not indicative
of the past, present or future
performance of any specific
investment. Investors cannot invest
directly in stock indexes.





                                    [GRAPH]

                  World Stock Market Capitalization by Region
                          World Total: 20.7 Trillion

                            U.S.              49.0%
                            Europe            32.5%
                            Pacific Basin     16.4%
                            Canada             2.1%


                    Source: Morgan Stanley Capital
                    International, December 31, 1999. Used
                    with permission. This chart represents
                    the capitalization of major world stock
                    markets as measured by the Morgan
                    Stanley Capital International (MSCI)
                    World Index. The total market
                    capitalization is based on the value of
                    approximately 1577 companies in 22
                    countries (representing approximately
                    60% of the aggregate market value of the stock exchanges). This chart is for illustrative purposes only and does not represent the allocation of any Prudential mutual fund.

 The chart below shows the historical volatility of general interest rates as measured by the long U.S. Treasury Bond.

[Long Term U.S. Treasury Bond Yield in Persent (1926-1999)


                                 [LINE GRAPH]



------------------------------------------
Source: Ibbotson Associates. All rights reserved. The chart illustrates the historical yield of the long-term U.S. Treasury Bond from 1926-1999. Yields represent that of an annually renewed one-bond portfolio with a remaining maturity of approximately 20 years. This chart is for illustrative purposes and should not be construed to represent the yields of any Prudential mutual fund.

                                    PART C

                               OTHER INFORMATION

Item 23. Exhibits.

    (a) (1) Amended and Restated Articles of Incorporation, incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on February 14, 1996.

        (2) Articles Supplementary, incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on December 6, 1996.

        (3) Amendment of Articles of Incorporation, incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on December 6, 1996.

        (4) Articles Supplementary, incorporated by reference to Exhibit 1(d) to the Registration Statement on Form N-14 (File No. 333-38087) filed via EDGAR on October 17, 1997.

        (5) Articles of Amendment, incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.

        (6) Articles Supplementary, incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 27, 1998.

        (7) Articles of Amendment, incorporated by reference to Exhibit
        (1)(g) to the Registration Statement on Form N-14 (File No. 333-41790) filed via EDGAR on July 20, 2000.

        (8) Articles of Amendment.*

    (b) Amended and Restated Bylaws, incorporated by reference to Exhibit 2 to the Registration Statement on Form N-14 (File No. 333-41790) filed via EDGAR on July 20, 2000.


    (c) Instruments defining rights of shareholders, incorporated by reference to Exhibit 4 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on August 22, 1995.

    (d) (1) Amended and Restated Management Agreement between the
        Registrant and Prudential Investments Fund Management LLC, incorporated by reference to Exhibit 6(a) to the Registration Statement on Form N-14 (File No. 333-41790) filed via EDGAR on July 20, 2000.

        (2) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and Jennison Associates Capital Corp., with respect to Prudential Jennison Growth Fund and Prudential Jennison Growth & Income Fund, incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on February 14, 1996.

        (3) Amended and Restated Management Agreement between the
        Registrant and Prudential Investments Fund Management LLC with respect to Prudential Active Balanced Fund.*

        (4) Subadvisory Agreement between the Registrant and The Prudential Investment Corporation with respect to Prudential Active Balanced Fund, incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.

        (5) Amendment to Subadvisory Agreement between Prudential
        Investments Fund Management LLC and The Prudential Investment Corporation with respect to Prudential Active Balanced Fund, incorporated by reference to Exhibit 6(e) to the Registration Statement on Form N-14 (File No. 333-41790) filed via EDGAR on July 20, 2000.

        (6) Amended and Restated Management Agreement between the
        Registrant and Prudential Investments Fund Management LLC with respect to Prudential Jennison Growth & Income Fund, incorporated by reference to Exhibit 6(f) to the Registration Statement on Form N-14 (File No. 333-41790) filed via EDGAR on July 20, 2000.

    (e) (1) Amended and Restated Distribution Agreement between the Registrant and Prudential Investment Management Services LLC.*

        (2) Form of Selected Dealer Agreement, incorporated by reference to
        Exhibit 6(d) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on
        June 11, 1998.

    (g) (1) Custodian Contract between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit 9 to the Registration Statement on Form N-14 (File No. 333-6755) filed via EDGAR on June 25, 1996.

        (2) Amendment to Custodian Contract, incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 10 to the
        Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 29, 1999.

    (h) (1) Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., incorporated by reference to Exhibit 13(a) to the Registration Statement on Form N-14 (File No. 333-6755) filed via EDGAR on June 25, 1996.

        (2) Amendment to Transfer Agency Agreement, incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 29, 1999.

    (i) Opinion and consent of Counsel.*

    (j) Consent of Independent Accountants.*

    (l) Purchase Agreement, incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on February 14, 1996.

    (m) (1) Amended and Restated Distribution and Service Plan for Class A Shares, incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.

        (2) Amended and Restated Distribution and Service Plan for Class B Shares, incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.

        (3) Amended and Restated Distribution and Service Plan for Class C Shares, incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.

    (n) Amended and Restated Rule 18f-3 Plan.*

    (p) (1) Amended Code of Ethics of the Registrant.*

        (2) Amended Code of Ethics of The Prudential Investment
        Corporation, Prudential Investments Fund Management LLC and Prudential Investment Management Services LLC.*

        (3) Code of Ethics of Jennison Associates LLC, incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 29, 2000.
----------
 * Filed herewith.

Item 24. Persons Controlled by or under Common Control with the Fund.

  None.

Item 25. Indemnification.

  As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act), and pursuant to Article VI of the Company's By-Laws (Exhibit (b) to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Section 2-418 of the Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant. As permitted by
Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit (e)(1) to the Registration Statement), Prudential Investment Management Services LLC may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

  The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

  Section 9 of each Management Agreement (Exhibits (d)(1), (3) and (6) to the Registration Statement) and Section 4 of each Subadvisory Agreement (Exhibits
(d)(2) and (4) to the Registration Statement) limit the liability of Prudential Investments Fund Management LLC (PIFM), Jennison Associates LLC (Jennison) and The Prudential Investment Corporation, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

  The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Section 17(h) and (i) of such Act remain in effect and are consistently applied.

  Under Section 17(h) of the 1940 Act, it is the position of the staff of the Securities and Exchange Commission that if there is neither a court determination on the merits that the defendant is not liable nor a court determination that the defendant was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of one's office, no indemnification will be permitted unless an independent legal counsel (not including a counsel who does work for either the Registrant, its investment adviser, its principal underwriter or persons affiliated with these persons) determines, based upon a review of the facts, that the person in question was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

  Under its Articles of Incorporation, the Registrant may advance funds to provide for indemnification. Pursuant to the Securities and Exchange Commission staff's position on Section 17(h) advances will be limited in the following respect:

  (1) Any advances must be limited to amounts used, or to be used, for the preparation and/or presentation of a defense to the action (including cost connected with preparation of a settlement);

  (2) Any advances must be accompanied by a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification;

  (3) Such promise must be secured by a surety bond or other suitable insurance; and

  (4) Such surety bond or other insurance must be paid for by the recipient of such advance.

Item 26. Business and other Connections of Investment Adviser.

  (a) Prudential Investments Fund Management LLC (PIFM)

  See "How the Fund is Managed--Manager" in the Prospectuses constituting Part A of this Registration Statement and "Investment Advisory and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement.

  The business and other connections of the officers of PIFM are listed in Schedules A and D of Form ADV of PIFM as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

  The business and other connections of PIFM's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, Newark, New Jersey 07102-4077.

 Name and Address      Position with PIFM         Principal Occupations
 ----------------      ------------------         ---------------------
 David R. Odenath, Jr. President, Chief    President, Chief Executive Officer
                       Executive Officer   and Chief Operating Officer, PIFM;
                       and Chief Operating Senior Vice President, The
                       Officer             Prudential Insurance Company of
                                           America (Prudential)
 Robert F. Gunia       Executive Vice      Executive Vice President and Chief
                       President and Chief Administrative Officer, PIFM; Vice
                       Administrative      President, Prudential; President,
                       Officer             Prudential Investment Management
                                           Services LLC (PIMS)
 William V. Healey     Executive Vice      Executive Vice President, Chief
                       President, Chief    Legal Officer and Secretary, PIFM;
                       Legal Officer and   Vice President and Associate
                       Secretary           General Counsel, Prudential; Senior
                                           Vice President, Chief Legal Officer
                                           and Secretary, PIMS
 Theodore F. Kilkuskie Executive Vice      Executive Vice President, PIFM
                       President
 Stephen Pelletier     Executive Vice      Executive Vice President, PIFM
                       President
 Judy A. Rice          Executive Vice      Executive Vice President, PIFM
                       President
 Ajay Sawhney          Executive Vice      Executive Vice President, PIFM
                       President
 Lynn M. Waldvogel     Executive Vice      Executive Vice President, PIFM
                       President

  (b) Jennison Associates LLC.

  See "How the Fund is Managed--Investment Adviser" in the Prospectuses constituting part of Part A of this Registration Statement and "Investment Advisory and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement.

  The business and other connections of Jennison directors and executive officers are listed in its Form ADV as currently on file with the Securities and Exchange Commission (File No. 801-5608), the text of which is hereby incorporated by reference.

  (c) The Prudential Investment Corporation (PIC)

  See "How the Fund is Managed--Investment Adviser" in the Prospectus of Prudential Active Balanced Fund constituting part of Part A of this Registration Statement and "Investment Advisory and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement.

  The business and other connections of PIC's directors and executive officers are as set forth below. The address of each person is Prudential Plaza, Newark, New Jersey 07102.

Name and Address    Position with PIC        Principal Occupations
----------------    -----------------        ---------------------
John R. Strangfeld  Chairman of the Board,   Chief Executive Officer, Prudential
                    President, Chief         Securities, Inc., Executive Vice President,
                    Executive Officer        Prudential; President, Prudential Global
                    and Director             Asset Management Group, Prudential;
                                             Chairman of the Board, President, Chief
                                             Executive Officer and Director, PIC
Bernard Winograd    Senior Vice President    Chief Executive Officer, Prudential Real
                    and Director             Estate Investors (PREI); Senior Vice
                                             President and Director, PIC

Item 27. Principal Underwriters.

  (a) Prudential Investment Management Services LLC (PIMS)

  PIMS is distributor for Cash Accumulation Trust, COMMAND Money Fund, COMMAND Government Fund, COMMAND Tax-Free Fund, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential California Municipal Fund, Prudential Diversified Funds, Prudential Equity Fund, Inc., Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential International Bond Fund, Inc., Prudential MoneyMart Assets, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Sector Funds, Inc., Prudential Short-Term Corporate Bond Fund, Inc., Prudential Small Company Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Funds, Prudential Tax-Managed Small-Cap Fund, Inc., Prudential Total Return Bond Fund, Inc., Prudential 20/20 Focus Fund, Prudential U.S. Emerging Growth Fund, Inc., Prudential Value Fund, Prudential World Fund, Inc., The Prudential Investment Portfolios, Inc., Strategic Partners Series, Target Funds and The Target Portfolio Trust.

  PIMS is also distributor of the following unit investment trusts: Separate
Accounts: Prudential's Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

  (b) Information concerning the directors and officers of PIMS is set forth below:

                         Positions and                                Positions and
                         Offices with                                 Offices with
Name(/1/)                Underwriter                                  Registrant
---------                -------------                                -------------
Margaret Deverell....... Vice President and Chief Financial Officer   None
Robert F. Gunia......... President                                    Vice President and Director
Kevin Frawley........... Senior Vice President and Compliance Officer None
213 Washington Street
Newark, NJ 07102
William V. Healey....... Senior Vice President, Secretary and Chief   Assistant Secretary
                         Legal Officer
John R. Strangfeld...... Advisory Board Member                        None

----------
(/1/) The address of each person named is Gateway Center 3, 100 Mulberry Street,
      Newark, New Jersey 07102-4077 unless otherwise noted.

  (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

Item 28. Location of Accounts and Records.

  All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts, 02171, Jennison Associates LLC, 466 Lexington Avenue, New York, New York 10017, the Registrant and PIC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077 and Prudential Mutual Fund Services LLC, 194 Wood Avenue South, Iselin, New Jersey 08830. Documents required by Rules 31a-1(b)(5), (6), (7), (9), (10) and (11), 31a-1(f) and Rules 31a-1(b)(4) and
(11) and 31a-1(d) will be kept at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077 and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.

Item 29. Management Services.

  Other than as set forth under the captions "How the Fund is Managed-- Manager," "How the Fund is Managed--Investment Adviser" and "How the Fund is Managed--Distributor" in the Prospectuses and the caption "Investment Advisory and Other Services" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

  Not applicable.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 8th day of December, 2000.

                          THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

                          /s/ David R. Odenath, Jr.
                          -----------------------------------

                          (David R. Odenath, Jr., President)

  Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                          Title                                   Date
---------                          -----                                   ----
/s/ Grace C. Torres                Treasurer and Principal Financial December 8, 2000
---------------------------------   and Accounting Officer
  Grace C. Torres
/s/ Saul K. Fenster                Director                          December 8, 2000
---------------------------------
  Saul K. Fenster
/s/ Delayne Dedrick Gold           Director                          December 8, 2000
---------------------------------
  Delayne Dedrick Gold
/s/ Robert F. Gunia                Director                          December 8, 2000
---------------------------------
  Robert F. Gunia
/s/ Douglas H. McCorkindale        Director                          December 8, 2000
---------------------------------
  Douglas H. McCorkindale
/s/ W. Scott McDonald, Jr.         Director                          December 8, 2000
---------------------------------
  W. Scott McDonald, Jr.
/s/ Thomas T. Mooney               Director                          December 8, 2000
---------------------------------
  Thomas T. Mooney
/s/ Stephen P. Munn                Director                          December 8, 2000
---------------------------------
  Stephen P. Munn
/s/ David R. Odenath, Jr.          President and Director            December 8, 2000
---------------------------------
  David R. Odenath, Jr.
/s/ Richard A. Redeker             Director                          December 8, 2000
---------------------------------
  Richard A. Redeker
/s/ Judy A. Rice                   Director                          December 8, 2000
---------------------------------
  Judy A. Rice
/s/ Robin B. Smith                 Director                          December 8, 2000
---------------------------------
  Robin B. Smith
/s/ Louis A. Weil, III             Director                          December 8, 2000
---------------------------------
  Louis A. Weil, III
/s/ Clay T. Whitehead              Director                          December 8, 2000
---------------------------------
  Clay T. Whitehead

                                 EXHIBIT INDEX

 Exhibit Number                           Description
 --------------                           -----------
 (a)(1)         Amended and Restated Articles of Incorporation, incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 1 to
                the Registration Statement on Form N-1A (File No. 33-61997)
                filed via EDGAR on February 14, 1996.
 (a)(2)         Articles Supplementary, incorporated by reference to Exhibit
                1(b) to Post-Effective Amendment No. 4 to the Registration
                Statement on Form N-1A (File No. 33-61997) filed via EDGAR on
                December 6, 1996.
 (a)(3)         Amendment of Articles of Incorporation, incorporated by
                reference to Exhibit 1(c) to Post-Effective Amendment No. 4 to
                the Registration Statement on Form N-1A (File No. 33-61997)
                filed via EDGAR on December 6, 1996.
 (a)(4)         Articles Supplementary, incorporated by reference to Exhibit
                1(d) to the Registration Statement on Form N-14 (File No. 333-
                38087) filed via EDGAR on October 17, 1997.
 (a)(5)         Articles of Amendment, incorporated by reference to Exhibit
                1(e) to Post-Effective Amendment No. 8 to the Registration
                Statement on Form N-1A (File No. 33-61997) filed via EDGAR on
                June 11, 1998.
 (a)(6)         Articles Supplementary, incorporated by reference to Exhibit
                1(f) to Post-Effective Amendment No. 9 to the Registration
                Statement on Form N-1A (File No. 33-61997) filed via EDGAR on
                November 27, 1998.
 (a)(7)         Articles of Amendment, incorporated by reference to Exhibit
                (1)(g) to the Registration Statement on Form N-14 (File No.
                333-41790) filed via EDGAR on July 20, 2000.
 (a)(8)         Articles of Amendment.*
 (b)            Amended and Restated By-Laws, incorporated by reference to
                Exhibit 2 to the Registration Statement on Form N-14 (File No.
                333-41790) filed via EDGAR on July 20, 2000.
 (c)            Instruments defining rights of shareholders, incorporated by reference to Exhibit 4 to the Registration Statement on Form N-
                1A (File No. 33-61997) filed via EDGAR on August 22, 1995.
 (d)(1)         Amended and Restated Management Agreement between the
                Registrant and Prudential Investments Fund Management, LLC,
                incorporated by reference to Exhibit 6(a) to the Registration
                Statement on Form N-14 (File No. 333-41790) filed via EDGAR on
                July 20, 2000.
 (d)(2)         Subadvisory Agreement between Prudential Mutual Fund
                Management, Inc. and Jennison Associates Capital Corp., with respect to Prudential Jennison Growth Fund and Prudential
                Jennison Growth & Income Fund, incorporated by reference to
                Exhibit 5(b) to Post-Effective Amendment No. 1 to the
                Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on February 14, 1996.
 (d)(3)         Amended and Restated Management Agreement between the
                Registrant and Prudential Investments Fund Management LLC with respect to Prudential Active Balanced Fund.*
 (d)(4)         Subadvisory Agreement between the Registrant and The Prudential
                Investment Corporation with respect to Prudential Active
                Balanced Fund, incorporated by reference to Exhibit 5(d) to
                Post-Effective Amendment No. 8 to the Registration Statement on
                Form N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.
 (d)(5)         Amendment to Subadvisory Agreement between Prudential
                Investments Fund Management LLC and The Prudential Investment
                Corporation with respect to Prudential Active Balanced Fund, incorporated by reference to Exhibit 6(e) to the Registration
                Statement on Form N-14 (File No. 333-41790) filed via EDGAR on
                July 20, 2000.
 (d)(6)         Amended and Restated Management Agreement between the
                Registrant and Prudential Investments Fund Management LLC with respect to Prudential Jennison Growth & Income Fund,
                incorporated by reference to Exhibit 6(f) to the Registration
                Statement on Form N-14 (File No. 333-41790) filed via EDGAR on
                July 20, 2000.
 (e)(1)         Amended and Restated Distribution Agreement between the
                Registrant and Prudential Investment Management Services LLC.*
 (e)(2)         Form of Selected Dealer Agreement, incorporated by reference to
                Exhibit 6(d) to Post-Effective Amendment No. 8 to the
                Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.

 Exhibit Number                           Description
 --------------                           -----------
 (g)(1)         Custodian Contract between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit 9 to the Registration Statement on Form N-14 (File No. 333-6755)
                filed via EDGAR on June 25, 1996.
 (g)(2)         Amendment to Custodian Contract, incorporated by reference to
                Exhibit (g)(2) to Post-Effective Amendment No. 10 to the
                Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 29, 1999.
 (g)(3)         Amendment to Custodian Contract.*
 (h)(1)         Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., incorporated by reference to Exhibit 13(a) to the Registration Statement on
                Form N-14 (File No. 333-6755) filed via EDGAR on June 25, 1996.
 (h)(2)         Amendment to Transfer Agency Agreement, incorporated by
                reference to Exhibit (h)(2) to Post-Effective Amendment No. 10
                to the Registration Statement on Form N-1A (File No. 33-61997)
                filed via EDGAR on September 29, 1999.
 (i)            Opinion and Consent of Counsel.*
 (j)            Consent of Independent Accountants.*
 (l)            Purchase Agreement, incorporated by reference to Exhibit 13 to
                Post-Effective Amendment No. 1 to the Registration Statement on
                Form N-1A (File No. 33-61997) filed via EDGAR on February 14,
                1996.
 (m)(1)         Amended and Restated Distribution and Service Plan for Class A
                Shares, incorporated by reference to Exhibit 15(a) to Post-
                Effective Amendment No. 8 to the Registration Statement on Form
                N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.
 (m)(2)         Amended and Restated Distribution and Service Plan for Class B
                Shares, incorporated by reference to Exhibit 15(b) to Post-
                Effective Amendment No. 8 to the Registration Statement on Form
                N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.
 (m)(3)         Amended and Restated Distribution and Service Plan for Class C
                Shares, incorporated by reference to Exhibit 15(c) to Post-
                Effective Amendment No. 8 to the Registration Statement on Form
                N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.
 (n)            Amended and Restated Rule 18f-3 Plan.*
 (p)(1)         Amended Code of Ethics of the Registrant.*
 (p)(2)         Amended Code of Ethics of The Prudential Investment
                Corporation, Prudential Investments Fund Management LLC and
                Prudential Investment Management Services LLC.*
 (p)(3)         Code of Ethics of Jennison Associates LLC, incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 13
                to the Registration Statement on Form N-1A (File No. 33-61997)
                filed via EDGAR on September 29, 2000.


----------
  *Filed herewith.